UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

VALIC COMPANY I ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 57.2%
Advertising Agency - 0.1%

Omnicom Group, Inc.	2,210	$228,978

Aerospace/Defense - 0.7%

Boeing Co.	5,470	477,367
General Dynamics Corp.	4,350	332,601
Northrop Grumman Corp.	1,980	142,263
Rockwell Collins, Inc.	3,380	221,322

		1,173,553

Aerospace/Defense-Equipment - 0.4%

United Technologies Corp.	9,190	603,140

Agricultural Chemicals - 0.1%

Monsanto Co.	3,150	165,974

Applications Software - 1.5%

Intuit, Inc.†	2,510	74,070
Microsoft Corp.	89,375	2,517,694

		2,591,764

Athletic Footwear - 0.2%

NIKE, Inc., Class B	3,693	385,808

Audio/Video Products - 0.1%

Harman International Industries, Inc.	1,490	147,748

Auto-Cars/Light Trucks - 0.1%

General Motors Corp.	5,410	172,687

Banks-Commercial - 0.5%

M&T Bank Corp.	3,510	420,919
Synovus Financial Corp.	11,100	359,307

		780,226

Banks-Fiduciary - 0.9%

The Bank of New York Co., Inc.	37,617	1,528,003

Banks-Super Regional - 2.2%

Bank of America Corp.	16,085	818,244
Fifth Third Bancorp	8,120	327,074
National City Corp.	10,910	412,943
PNC Financial Services Group, Inc.	2,350	172,279
US Bancorp	7,720	275,295
Wells Fargo & Co.	49,316	1,711,265

		3,717,100

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	28,532	1,801,796

Brewery - 0.2%

Molson Coors Brewing Co., Class B	4,010	338,604

Broadcast Services/Program - 0.2%

Clear Channel Communications, Inc.	9,660	349,499

Building-Residential/Commercial - 0.1%

Lennar Corp., Class A	1,800	88,632

Cable TV - 0.1%

Comcast Corp., Class A†	6,495	167,051

Chemicals-Specialty - 0.3%

Ashland, Inc.	2,950	193,461
Eastman Chemical Co.	2,030	120,014
Hercules, Inc.†	8,450	170,352

		483,827

Coatings/Paint - 0.2%

Sherwin-Williams Co.	3,900	259,545

Commercial Services - 0.1%

Convergys Corp.†	4,660	119,855

Commercial Services-Finance - 0.2%

Equifax, Inc.	3,300	127,776
Moody’s Corp.	2,910	188,335
The Western Union Co.	2,550	55,259

		371,370

Computer Services - 0.2%

Computer Sciences Corp.†	2,140	113,270
Electronic Data Systems Corp.	10,410	291,688

		404,958

Computers - 2.3%

Apple Computer, Inc.†	4,760	402,743
Dell, Inc.†	12,040	275,114
Hewlett-Packard Co.	44,610	1,756,742
International Business Machines Corp.	16,599	1,543,873

		3,978,472

Computers-Memory Devices - 0.1%

Network Appliance, Inc.†	3,280	126,838

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	1,330	80,545

Consumer Products-Misc. - 0.3%

Clorox Co.	9,190	582,278

Containers-Paper/Plastic - 0.1%

Pactiv Corp.†	3,690	118,818

Cosmetics & Toiletries - 1.5%

Alberto-Culver Co.	5,060	112,079
Colgate-Palmolive Co.	21,053	1,418,130
Procter & Gamble Co.	15,042	955,017

		2,485,226

Cruise Lines - 0.1%

Carnival Corp.	3,150	146,223

Data Processing/Management - 0.4%

Automatic Data Processing, Inc.	14,357	714,835

Diversified Manufactured Operations - 4.0%

3M Co.	5,400	400,032
Cooper Industries, Ltd.	4,720	433,013
Dover Corp.	5,160	246,596
General Electric Co.	98,384	3,435,569
Honeywell International, Inc.	34,080	1,582,675
Leggett & Platt, Inc.	4,900	116,718
Tyco International, Ltd.	20,680	637,565

		6,852,168

E-Commerce/Services - 0.2%

eBay, Inc.†	6,410	205,505
Monster Worldwide, Inc.†	2,200	109,692

		315,197

Electric Products-Misc. - 0.3%

Emerson Electric Co.	12,154	523,716

Electric-Generation - 0.1%

The AES Corp.†	5,180	110,438

Electric-Integrated - 1.8%

American Electric Power Co., Inc.	3,450	154,767
Constellation Energy Group, Inc.	11,720	922,012
Duke Energy Corp.	12,300	242,187
Entergy Corp.	1,530	151,011

Exelon Corp.	4,660	307,234
Public Service Enterprise Group, Inc.	9,110	682,339
TXU Corp.	7,410	490,171
Xcel Energy, Inc.	2,160	51,041

		3,000,762

Electronic Components-Semiconductors - 0.9%

Advanced Micro Devices, Inc.†	10,820	162,949
Intel Corp.	13,610	270,159
LSI Logic Corp.†	10,110	102,515
Micron Technology, Inc.†	10,530	124,886
National Semiconductor Corp.	11,570	296,423
Texas Instruments, Inc.	17,600	544,896

		1,501,828

Engines-Internal Combustion - 0.1%

Cummins, Inc.	1,390	187,205

Enterprise Software/Service - 0.5%

Oracle Corp.†	56,150	922,544

Entertainment Software - 0.0%

Electronic Arts, Inc.†	400	20,168

Finance-Consumer Loans - 0.1%

SLM Corp.	2,570	109,533

Finance-Credit Card - 0.2%

American Express Co.	6,770	385,010
Capital One Financial Corp.	20	1,541

		386,551

Finance-Investment Banker/Broker - 3.8%

Citigroup, Inc.	50,850	2,562,840
J.P. Morgan Chase & Co.	49,282	2,434,531
Merrill Lynch & Co., Inc.	1,100	92,048
Morgan Stanley	19,130	1,433,219

		6,522,638

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae	3,910	221,814

Finance-Other Services - 0.2%

Chicago Merchantile Exchange Holdings, Inc., Class A	740	398,956

Financial Guarantee Insurance - 0.2%

Ambac Financial Group, Inc.	1,650	144,606
MGIC Investment Corp.	3,030	182,860

		327,466

Food-Dairy Products - 0.1%

Dean Foods Co.†	3,030	136,471

Food-Misc. - 0.4%

General Mills, Inc.	7,030	396,211
Kellogg Co.	5,700	284,544

		680,755

Food-Retail - 0.0%

Safeway, Inc.	1,800	62,226
The Kroger Co.	10	257

		62,483

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	10,300	339,488

Forestry - 0.3%

Plum Creek Timber Co., Inc.	14,404	571,263

Gas-Distribution - 0.1%

Sempra Energy	2,000	120,100

Health Care Cost Containment - 0.1%

McKesson Corp.	3,460	192,930

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	2,900	88,798

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	9,330	698,071

Instruments-Scientific - 0.1%

Applera Corp.	2,170	67,010
Waters Corp.†	2,810	152,470

		219,480

Insurance-Life/Health - 0.9%

AFLAC, Inc.	5,470	258,184
Genworth Financial, Inc., Class A	8,670	306,658
Principal Financial Group	10,840	660,047
Torchmark Corp.	5,350	341,972

		1,566,861

Insurance-Multi-line - 1.5%

ACE, Ltd.	6,430	361,109
Allstate Corp.	11,656	700,059
Hartford Financial Services Group, Inc.	9,418	890,566
Loews Corp.	480	20,851
MetLife, Inc.	8,370	528,566

		2,501,151

Insurance-Property/Casualty - 0.5%

Chubb Corp.	9,210	470,171
Progressive Corp.	3,200	73,376
The Travelers Cos., Inc.	7,170	363,949

		907,496

Internet Security - 0.0%

Symantec Corp.†	4,200	71,820

Investment Management/Advisor Services - 0.3%

Ameriprise Financial, Inc.	7,902	461,951
Janus Capital Group, Inc.	5,980	127,075

		589,026

Leisure Products - 0.1%

Brunswick Corp.	6,800	222,020

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,470	94,697
Terex Corp.†	1,350	88,884

		183,581

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	3,400	271,150

Medical Products - 1.7%

Baxter International, Inc.	9,050	452,591
Johnson & Johnson	33,403	2,106,059
Zimmer Holdings, Inc.†	3,030	255,520

		2,814,170

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.†	21,694	1,394,056
Biogen Idec, Inc.†	2,250	101,678
Genentech, Inc.†	4,198	354,185
Genzyme Corp.†	2,130	131,634

		1,981,553

Medical-Drugs - 1.6%

Eli Lilly & Co.	4,660	245,302
Forest Laboratories, Inc.†	6,010	311,078
King Pharmaceuticals, Inc.†	8,260	154,049
Pfizer, Inc.	64,380	1,606,925
Schering-Plough Corp.	18,100	424,988

		2,742,342

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc.†	4,320	113,875

Medical-HMO - 0.4%

Aetna, Inc.	3,310	146,534
Coventry Health Care, Inc.†	4,180	227,476
Humana, Inc.†	700	41,888
WellPoint, Inc.†	2,660	211,177

		627,075

Metal-Copper - 0.0%

Phelps Dodge Corp.	530	66,202

Metal-Diversified - 0.0%

Freeport-McMoRan Copper & Gold, Inc., Class B	400	22,964

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	4,300	283,370

Multimedia - 0.9%

E.W. Scripps Co., Class A	4,700	213,145
Meredith Corp.	2,760	161,377
Time Warner, Inc.	39,630	806,470
Viacom, Inc., Class B†	7,840	306,074

		1,487,066

Networking Products - 0.3%

Cisco Systems, Inc.†	16,300	422,822
Juniper Networks, Inc.†	2,280	43,115

		465,937

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	7,330	249,587

Office Automation & Equipment - 0.2%

Xerox Corp.†	16,910	292,036

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	1,518	100,886

Oil & Gas Drilling - 0.2%

ENSCO International, Inc.	7,500	375,825

Oil Companies-Exploration & Production - 0.1%

Anadarko Petroleum Corp.	2,300	92,529

Oil Companies-Integrated - 3.7%

Chevron Corp.	32,730	2,245,605
Exxon Mobil Corp.	55,121	3,951,073
Marathon Oil Corp.	1,020	92,555

		6,289,233

Oil Field Machinery & Equipment - 0.4%

Grant Prideco, Inc.†	12,020	521,788
National-Oilwell Varco, Inc.†	2,970	206,831

		728,619

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	2,700	155,655

Oil-Field Services - 0.6%

Halliburton Co.	16,310	503,653
Schlumberger, Ltd.	5,580	350,424
Weatherford International, Ltd.†	5,460	219,219

		1,073,296

Paper & Related Products - 0.2%

International Paper Co.	3,870	139,359
Temple-Inland, Inc.	2,720	162,656

		302,015

Pharmacy Services - 0.8%

Caremark Rx, Inc.	19,390	1,194,230
Express Scripts, Inc.†	1,900	143,279

		1,337,509

Pipelines - 0.2%

Questar Corp.	3,220	270,931

Publishing-Newspapers - 0.3%

Gannett Co., Inc.	6,970	426,982

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†	1,240	41,317

Retail-Apparel/Shoe - 0.1%

Nordstrom, Inc.	3,740	198,557

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	25,380	955,557
AutoZone, Inc.†	1,530	191,694

		1,147,251

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	610	24,333

Retail-Building Products - 0.1%

Home Depot, Inc.	1,540	60,984
Lowe’s Cos., Inc.	5,200	169,312

		230,296

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	4,049	188,157
Circuit City Stores, Inc.	200	3,806

		191,963

Retail-Discount - 1.3%

Big Lots, Inc.†	2,880	72,086
Costco Wholesale Corp.	2,800	156,492
Family Dollar Stores, Inc.	4,630	134,131
Target Corp.	10,405	640,220
TJX Cos., Inc.	9,460	260,150
Wal-Mart Stores, Inc.	20,006	966,290

		2,229,369

Retail-Drug Store - 0.2%

CVS Corp.	990	31,096
Walgreen Co.	5,410	241,881

		272,977

Retail-Regional Department Stores - 0.5%

Dillard’s, Inc., Class A	1,960	65,464
Federated Department Stores, Inc.	9,720	434,095
Kohl’s Corp.†	6,060	418,080

		917,639

Retail-Restaurants - 1.1%

McDonald’s Corp.	39,756	1,738,132
Starbucks Corp.†	3,630	112,167

		1,850,299

Savings & Loans/Thrifts - 0.4%

Washington Mutual, Inc.	15,930	686,264

School - 0.1%

Apollo Group, Inc., Class A†	3,910	184,904

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	13,340	247,724
Novellus Systems, Inc.†	7,560	243,432
Teradyne, Inc.†	14,270	230,032

		721,188

Semiconductors Components-Intergrated Circuits - 0.2%

Analog Devices, Inc.	8,200	297,250

Steel-Producers - 0.5%

Nucor Corp.	8,110	493,656
United States Steel Corp.	3,700	327,894

		821,550

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.†	53,590	1,105,562

Telecommunication Equipment - 0.1%

ADC Telecommunications, Inc.†	6,390	104,924
Avaya, Inc.†	78	958
Tellabs, Inc.†	12,790	134,039

		239,921

Telephone-Integrated - 2.0%

ALLTEL Corp.	6,070	367,781
AT&T, Inc.	16,100	592,480
CenturyTel, Inc.	580	25,955
Citizens Communications Co.	5,670	85,447
Qwest Communications International, Inc.†	18,340	162,859
Sprint Nextel Corp.	31,557	608,419
Verizon Communications, Inc.	40,150	1,502,815

		3,345,756

Television - 0.3%

CBS Corp., Class B	17,570	533,249

Therapeutics - 0.6%

Gilead Sciences, Inc.†	15,160	1,084,850

Tobacco - 0.6%

Altria Group, Inc.	5,220	439,942
Reynolds American, Inc.	8,960	547,008

		986,950

Transport-Rail - 0.3%

Burlington Northern Santa Fe Corp.	600	47,514
CSX Corp.	1,300	48,971
Norfolk Southern Corp.	8,900	421,860

		518,345

Transport-Services - 0.3%

FedEx Corp.	930	106,187
United Parcel Service, Inc., Class B	6,820	478,696

		584,883

Web Portals/ISP - 0.6%

Google, Inc., Class A†	1,530	687,658
Yahoo!, Inc.†	11,200	345,632

		1,033,290

Wireless Equipment - 0.4%

Motorola, Inc.	9,100	168,532
Nokia Oyj ADR	18,450	402,763
QUALCOMM, Inc.	2,477	99,774

		671,069

Total Common Stock (cost $89,157,541)		97,155,970

EXCHANGE TRADED FUNDS - 4.9%
Index Fund - 4.9%

iShares MSCI EAFE Index Fund (cost $8,266,525)	112,500	8,346,375

PREFERRED STOCK - 0.5%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 5.88%*(1)(2)	7,600	190,152

Diversified Financial Services - 0.1%

General Electric Capital Corp. 4.50%(3)	11,000	261,250

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae Series O, 7.00%	2,010	107,997

Special Purpose Entity - 0.1%
Structured Repackaged Asset-Backed Trust Securities 6.15%(1)	7,600	178,980

Telephone-Integrated - 0.1%
AT&T, Inc. 6.38%	3,800	94,544

Total Preferred Stock (cost $851,205)		832,923

ASSET BACKED SECURITIES - 2.5%
Diversified Financial Services - 2.5%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(4)(5)	$300,000	302,738
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38(4)	51,000	50,857

Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	98,719	97,249
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	945,000	918,239
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	380,000	381,737
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/34	570,000	574,542
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(4)	205,000	209,260
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(4)	280,000	280,655
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)	200,000	201,450
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(2)	300,000	300,222
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class A3 5.77% due 07/15/45(4)	285,000	294,639
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(4)	410,000	410,202
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.11% due 09/25/36(6)	209,567	212,145

		4,233,935

Total Asset Backed Securities (cost $4,201,498)		4,233,935

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(2)(7)(8) (cost $20,000)	20,000	21,000

CORPORATE BONDS & NOTES - 9.9%
Aerospace/Defense - 0.2%

Raytheon Co. Debentures 6.00% due 12/15/10	55,000	55,967
Raytheon Co. Senior Notes 6.75% due 08/15/07	195,000	196,062
Raytheon Co. Senior Notes 6.75% due 03/15/18	55,000	61,197

		313,226

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	20,000	19,900
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	40,000	41,300

		61,200

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	115,000	117,588

Auto-Cars/Light Trucks - 0.1%

DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	40,000	40,553
Ford Motor Co. Debentures 6.38% due 02/01/29	115,000	85,100
General Motors Corp. Debentures 7.70% due 04/15/16	5,000	4,763
General Motors Corp. Debentures 8.25% due 07/15/23	65,000	60,450
General Motors Corp. Debentures 8.38% due 07/15/33	10,000	9,275

		200,141

Banks-Commercial - 0.5%

Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	55,000	59,685
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	60,000	62,685
Compass Bank Notes 5.50% due 04/01/20	100,000	100,594
First Maryland Capital II Company Guar. Sr. Notes 6.21% due 02/01/27(1)	124,000	121,219
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	83,000	83,481
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	110,000	107,972
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	45,000	46,176

UBS AG Sub. Notes 5.88% due 07/15/16	55,000	57,710
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	113,987
US Bank NA Notes 3.90% due 08/15/08	26,000	25,553

		779,062

Banks-Money Center - 0.2%

BankBoston Capital Trust IV Company Guar. 5.95% due 06/08/28(1)	140,000	137,510
HSBC Capital Funding LP Company Guar. Bonds 4.61% due 06/27/13*(1)(9)	80,000	76,446
RBS Capital Trust I Bank Guar. Notes 4.71% due 07/01/13(1)(9)	65,000	62,408

		276,364

Banks-Special Purpose - 0.0%

Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(1)(9)	60,000	59,252

Banks-Super Regional - 0.4%

Bank of America Corp. Sub. Notes 5.49% due 03/15/19*	77,000	77,450
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	80,000	81,330
Fifth Third Bancorp. Sub. Notes 5.45% due 01/15/17	80,000	80,349
Huntington National Bank Sub. Notes 6.60% due 06/15/18	63,000	67,666
JPMorgan Chase Sub. Notes 6.13% due 11/01/08	117,000	118,616
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	45,000	46,729
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(1)(9)	90,000	91,500
Wells Fargo & Co. Notes 3.98% due 10/29/10	108,000	104,162

		667,802

Brewery - 0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	124,000	124,894

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	40,000	38,600

Building Products-Air & Heating - 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	47,000	47,661

Cable TV - 0.2%

CCH I LLC Company Guar. 11.00% due 10/01/15	29,000	30,087
CCH II LLC/CCH II Capital Corp. Company Guar. 10.25% due 10/01/13	70,000	75,950
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	90,000	91,691
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	60,000	64,051
Cox Communications, Inc. Bonds 5.50% due 10/01/15	90,000	89,632

		351,411

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	25,000	23,250
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	70,000	73,500

		96,750

Cellular Telecom - 0.1%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	80,000	85,100
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	75,000	79,125
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	55,000	56,444

		220,669

Chemicals-Diversified - 0.1%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	34,000	33,282
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	146,000	147,068

		180,350

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	50,000	51,750

Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	80,000	83,200
Nalco Co. Senior Notes 7.75% due 11/15/11	35,000	36,138

		171,088

Commercial Services - 0.0%

The ServiceMaster Co. Notes 7.88% due 08/15/09	36,000	37,526

Computer Services - 0.0%

Computer Sciences Corp. Notes 3.50% due 04/15/08	55,000	53,635

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	35,000	36,313

Containers-Paper/Plastic - 0.0%

Jefferson Smurfit Corp. Senior Guar. Notes 8.25% due 10/01/12	10,000	10,200
Pliant Corp. Company Guar. Senior Notes 11.13% due 09/01/09	69,000	68,828

		79,028

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	110,000	109,681

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	40,000	40,800

Diversified Financial Services - 0.1%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	50,000	50,518
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	63,000	64,637

		115,155

Diversified Manufactured Operations - 0.1%

Crane Co. Senior Notes 6.55% due 11/15/36	140,000	142,948

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	45,833	46,924

Electric-Generation - 0.0%

The AES Corp. Senior Notes 8.88% due 02/15/11	70,000	75,250

Electric-Integrated - 1.2%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07	67,000	66,836
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	66,000	63,178
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36*	84,000	88,754
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	130,000	130,743
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	45,000	44,310
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11	90,000	90,089
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	80,000	81,899
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	130,000	128,548
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	121,000	121,629
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/66(1)	95,000	96,786
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	110,000	108,463
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	50,000	49,040
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	165,000	164,818
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	31,308	35,692
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	111,000	111,072
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	45,000	47,258
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	59,970
PSI Energy, Inc. Debentures 7.85% due 10/15/07	180,000	182,694

Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	60,000	58,787
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	183,000	179,218
Southern Energy, Inc. Notes 7.90% due 07/15/09†(2)(7)(8)	125,000	0
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	144,000	141,284

		2,051,068

Electronics-Military - 0.0%

L-3 Communications Corp. Senior Sub. Company Guar. Notes 6.38% due 10/15/15	55,000	54,725

Enterprise Software/Service - 0.0%

Oracle Corp. Notes 5.00% due 01/15/11	50,000	49,984

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	7,000	6,876
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	50,000	50,130
Ford Motor Credit Co. Notes 7.38% due 10/28/09	110,000	110,825
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	105,000	104,719
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	130,000	131,560
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	6,000	6,046

		410,156

Finance-Commercial - 0.0%

Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	67,000	68,197

Finance-Consumer Loans - 0.1%

John Deere Capital Corp. Notes 5.40% due 10/15/11	96,000	97,095

Finance-Investment Banker/Broker - 0.2%

Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	210,000	209,721
Morgan Stanley Notes 5.45% due 01/09/17	110,000	109,266

		318,987

Finance-Mortgage Loan/Banker - 0.4%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	110,000	111,955
Residential Capital Corp. Company Guar. Notes 6.38% due 06/30/10	360,000	363,147
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	55,000	55,215
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	110,000	111,063

		641,380

Food-Misc. - 0.0%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	55,000	56,042

Funeral Services & Related Items - 0.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	75,000	74,813

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 4.62% due 05/17/07	55,000	54,921
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	65,000	65,995

		120,916

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	6,000	4,980

Independent Power Producers - 0.1%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	145,000	151,887
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	75,000	76,500

		228,387

Insurance Brokers - 0.0%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,700
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,958

		80,658

Insurance-Life/Health - 0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	105,137
Monumental Global Funding II Notes 5.65% due 07/14/11*	54,000	55,162

		160,299

Insurance-Multi-line - 0.0%

Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	55,000	56,447

Insurance-Property/Casualty - 0.2%

Ace INA Holdings, Inc. Company Guar. 5.70% due 02/15/17	105,000	106,924
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	55,000	59,262
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	120,000	125,429
WR Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	110,000	112,887

		404,502

Leisure Products - 0.1%

Brunswick Corp. Notes 5.00% due 06/01/11	87,000	84,759

Machinery-Farming - 0.0%

Case Corp. Notes 7.25% due 01/15/16	40,000	41,600

Medical Products - 0.1%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	45,000	46,789
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	45,000	47,812

		94,601

Medical-Drugs - 0.2%

American Home Products Corp. Notes 6.95% due 03/15/11	93,000	99,296
Merck & Co., Inc. Notes 2.50% due 03/30/07	108,000	107,798
Wyeth Bonds 5.50% due 02/01/14	112,000	113,811

		320,905

Medical-HMO - 0.0%

WellPoint, Inc. Notes 3.75% due 12/14/07	77,958	77,004

Medical-Hospitals - 0.1%

HCA, Inc. Senior Notes 6.95% due 05/01/12	85,000	81,600
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	100,000	107,125

		188,725

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	90,000	91,050

Metal Processors & Fabrication - 0.1%
Timken Co. Notes 5.75% due 02/15/10	88,000	87,558

Metal-Aluminum - 0.0%

Alcoa, Inc. Bonds 6.50% due 06/15/18	48,000	51,613

Multimedia - 0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	55,000	57,989
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	143,000	154,128
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	72,608
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	157,000	189,374
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	120,000	151,602
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	55,000	58,024
Viacom, Inc. Senior Notes 6.88% due 04/30/36	45,000	46,226

		729,951

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	95,585

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37	90,000	89,323

Oil Companies-Exploration & Production - 0.2%

Apache Corp. Notes 6.00% due 01/15/37	96,000	98,705
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	151,162
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	110,000	136,137

		386,004

Oil Companies-Integrated - 0.2%

ChevronTexaco Capital Co. Company Guar. Notes 3.50% due 09/17/07	75,000	74,350
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	42,000	43,675
Hess Corp. Notes 7.13% due 03/15/33	125,000	140,190
Hess Corp. Bonds 7.88% due 10/01/29	70,000	83,658

		341,873

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	144,000	150,278

Oil-Field Services - 0.1%

Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	95,000	103,075

Paper & Related Products - 0.2%

Bowater, Inc. Notes 6.50% due 06/15/13	50,000	46,625
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	30,000	30,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	10,000
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	95,000	95,022
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	55,000	58,438
Westvaco Corp. Bonds 7.95% due 02/15/31	50,000	57,205

		297,290

Pipelines - 0.2%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	110,000	119,336
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	80,000	82,800
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	55,000	57,969
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	35,000	37,100
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	34,000	34,535
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	45,000	46,469

		378,209

Precious Metals - 0.1%

Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	82,000	82,257

Private Corrections - 0.0%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	35,000	34,913

Publishing-Newspapers - 0.1%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	65,000	64,525
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	70,000	69,915

		134,440

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	150,000	155,638

Real Estate Investment Trusts - 0.3%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	90,000	92,504
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	80,063
Heritage Property Investment Trust Notes 4.50% due 10/15/09	55,000	53,915
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	55,000	55,756
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	31,000	30,673
Simon Property Group LP Notes 5.00% due 03/01/12	88,000	87,463
Simon Property Group LP Notes 5.38% due 08/28/08	32,000	32,064

Vornado Realty LP Notes 4.50% due 08/15/09	55,000	53,860

		486,298

Real Estate Management/Services - 0.0%

AMB Property LP Company Guar. Notes 5.90% due 08/15/13	36,000	36,918

Recycling - 0.0%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*(11)	40,000	42,400
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	20,000	21,000

		63,400

Research & Development - 0.0%

Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	20,000	20,800

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 5.88% due 12/16/36	90,000	90,307

Retail-Drug Store - 0.1%

CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	99,667	100,548

Savings & Loans/Thrifts - 0.4%

Downey Financial Corp. Senior Notes 6.50% due 07/01/14	130,000	131,763
Independence Community Bank Corp. Notes 3.50% due 06/20/13(1)	59,000	57,692
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	166,000	163,521
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16(1)(9)	143,000	144,158
Western Financial Bank Senior Debentures 9.63% due 05/15/12	124,000	135,224

		632,358

Special Purpose Entities - 0.5%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	160,000	157,847
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	60,000	61,019
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	121,000	129,168
Cyrus Reinsurance Holdings SPC Senior Notes 6.37% due 09/01/08*(1)(2)	135,000	135,000
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	45,884
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	90,377
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	177,000	176,988

		796,283

Telecom Services - 0.1%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	96,000	100,407
Qwest Corp. Senior Notes 7.50% due 10/01/14	25,000	26,531

		126,938

Telephone-Integrated - 0.3%

AT&T Corp. Senior Notes 7.30% due 11/15/11	56,000	61,046
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	60,000	60,240
LCI International, Inc. Senior Notes 7.25% due 06/15/07	115,000	115,288
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	65,000	73,743
Verizon New York, Inc. Debentures 6.88% due 04/01/12	114,000	120,468

		430,785

Television - 0.0%

Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(1)	50,000	52,250

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	301,184	309,467

Transport-Rail - 0.1%

Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	141,000	166,682

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	45,000	45,343
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	29,344
Ryder System, Inc. Notes 5.85% due 11/01/16	90,000	89,818

		164,505

Total Corporate Bonds & Notes (cost $16,609,201)		16,816,144

FOREIGN CORPORATE BONDS & NOTES - 2.5%
Banks-Commercial - 0.3%

Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	100,000	102,388
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.96% due 12/30/09(1)(9)	102,000	84,150
Glitnir Banki HF Bonds 7.45% due 09/14/16*(1)(9)	33,000	36,054
Landsbanki Islands HF Notes 6.10% due 08/25/11*	45,000	46,589
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	55,000	54,896
Royal Bank of Scottland Group PLC Bonds 7.65% due 09/30/31(1)(9)	140,000	169,638
Sumitomo Mitsui Banking Corp. Notes 5.63% due 10/15/15*(1)(9)	60,000	59,486

		553,201

Banks-Money Center - 0.1%

HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09(9)	163,000	164,434
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(9)	120,000	127,056
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(9)	46,000	46,509

		337,999

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	90,000	89,806

Brewery - 0.1%

SABMiller PLC Notes 6.50% due 07/01/16*	80,000	85,106

Building Products-Cement - 0.1%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(9)	195,000	195,989

Cellular Telecom - 0.1%

Vodafone Group PLC Bonds 6.15% due 02/27/37	120,000	119,655

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	67,409

Diversified Manufactured Operations - 0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	110,000	117,029

Electric-Integrated - 0.0%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	80,081

Finance-Consumer Loans - 0.0%

Aiful Corp. Notes 4.45% due 02/16/10*	55,000	53,296

Finance-Investment Banker/Broker - 0.1%

Kaupthing Bank Sub. Notes 7.13% due 05/19/16*	92,000	101,265

Insurance-Multi-line - 0.3%

Aegon NV Sub. Notes 5.31% due 07/15/14(1)(9)	145,000	124,700
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(9)	77,000	76,666
Catlin Insurance Co., Ltd. Notes 7.25% due 01/19/17*(1)(9)	135,000	138,299
ING Groep NV Bonds 5.78% due 12/08/15(1)(9)	175,000	177,061

		516,726

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	113,000	114,192

Medical-Drugs - 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	37,600
Angiotech Pharmaceuticals, Inc. Senior Notes 9.11% due 12/01/13*(1)	40,000	41,300
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	55,000	54,175

		133,075

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	25,000	26,632
Nexen, Inc. Bonds 5.88% due 03/10/35	30,000	29,134
Nexen, Inc. Notes 7.88% due 03/15/32	24,000	29,249

		85,015

Oil Companies-Integrated - 0.1%

Petro-Canada Notes 5.95% due 05/15/35	50,000	49,183

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	51,250

Pipelines - 0.1%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	99,000	94,228

Property Trust - 0.0%

WEA Finance/WCI Finance Senior Notes 5.70% due 10/01/16*	45,000	45,682

Real Estate Operations & Development - 0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	141,000	147,768

Satellite Telecom - 0.1%

Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(1)	55,000	56,306
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	25,000	27,625
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	30,000	27,225

		111,156

Special Purpose Entities - 0.2%

Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	208,000	218,392
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	45,000	43,308
SMFG Preferred Capital Bonds 6.08% due 01/25/17*(1)(9)	101,000	102,174
SovRisc BV Notes 4.63% due 10/31/08*	113,000	112,235

		476,109

Telecom Services - 0.1%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(3)	89,000	82,103
TELUS Corp. Notes 7.50% due 06/01/07	123,000	123,568
TELUS Corp. Notes 8.00% due 06/01/11	50,000	54,912

		260,583

Telephone-Integrated - 0.1%

British Telecommunications PLC Bonds 8.63% due 12/15/30	65,000	91,379
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	80,000	77,206
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	45,000	42,959

		211,544

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	110,000	115,580

Total Foreign Corporate Bonds & Notes (cost $4,168,448)		4,212,927

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom Notes 2.25% due 07/08/08* (cost $109,982)	110,000	106,129

U.S. GOVERNMENT AGENCIES - 11.0%
Federal Home Loan Mtg. Corp. - 4.8%

4.50% due 11/01/18	297,865	289,247
4.50% due 07/01/19	286,074	277,429
5.00% due 12/14/18	200,000	197,192
5.00% due 03/01/19	266,145	262,947
5.00% due 07/01/19	517,610	511,390
5.00% due 10/01/33	29,421	28,626
5.00% due 03/01/34	584,558	568,423
5.00% due 11/01/35	1,118,179	1,086,162
5.00% due 01/01/37	350,000	339,669
5.00% due February TBA	540,000	520,256
5.50% due 10/01/33	15,836	15,752
5.50% due 01/01/35	574,367	570,484
5.72% due 08/01/36(1)	1,188,113	1,197,492
5.85% due 01/01/37(1)	729,593	735,790
6.00% due 08/01/36	598,892	604,479

6.50% due 12/01/28	268,073	274,878
6.50% due 11/01/33	10,252	10,501
6.50% due 04/01/34	335,919	343,227
6.50% due 05/01/36	9,646	9,831
7.00% due 06/01/32	108,404	111,986
7.50% due 04/01/31	174,107	181,464
8.00% due 04/01/30	20,791	21,862
8.00% due 07/01/30	238	250
8.00% due 12/01/30	37,941	39,895

		8,199,232

Federal National Mtg. Assoc. - 6.0%

4.50% due 02/01/18	281,995	273,991
4.50% due 06/01/18	118,374	115,033
5.00% due 10/01/18	67,834	67,101
5.00% due 11/01/33	28,424	27,666
5.00% due 03/01/34	2,352,181	2,287,847
5.50% due 03/01/18	41,374	41,574
5.50% due 12/01/33	1,086,286	1,080,053
5.50% due 05/01/34	631,674	628,049
5.50% due 02/01/36(1)	336,535	337,943
5.50% due 11/01/36	1,638,304	1,625,296
5.50% due 12/01/36	898,232	887,107
5.50% due March TBA	540,000	535,612
6.00% due 12/01/16	167,019	169,815
6.00% due 05/01/17	129,824	132,021
6.00% due 12/01/33	300,499	304,079
6.00% due 11/01/36	877,593	881,820
6.50% due 02/01/17	112,707	115,521
6.50% due 08/01/31	122,038	125,395
6.50% due 07/01/32	174,469	179,141
6.50% due 07/01/36	269,551	274,810
7.00% due 09/01/31	97,222	100,538
7.50% due 06/01/15	33,908	34,925

		10,225,337

Government National Mtg. Assoc. - 0.2%

6.00% due 02/15/29	9,182	9,350
6.00% due 04/15/29	24,721	25,175
6.00% due 06/15/29	43,641	44,468
6.50% due 02/15/29	126,354	130,153
6.50% due 04/15/31	83,329	85,778

		294,924

Total U.S. Government Agencies (cost $18,796,837)		18,719,493

U.S. GOVERNMENT TREASURIES - 1.9%
United States Treasury Bonds - 1.2%

4.50% due 02/15/36	986,000	956,266
7.88% due 02/15/21	850,000	1,119,211

		2,075,477

United States Treasury Notes - 0.7%

4.00% due 02/15/14	1,000,000	968,047
4.63% due 11/15/16	100,000	100,442

		1,068,489

Total U.S. Government Treasuries (cost $3,096,905)		3,143,966

Total Long-Term Investment Securities (cost $145,278,142)		153,588,862

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Commercial Paper - 7.1%

San Paolo IMI U.S. Financial Co. 5.31% due 03/01/07	5,000,000	5,000,000
Societe General North America 5.33% due 03/01/07	7,000,000	7,000,000

		12,000,000

Time Deposit - 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 03/01/07	1,228,000	1,228,000

U.S. Government Treasuries - 0.4%

United States Treasury Bills
5.02% due 03/29/07@	225,000	224,128
5.11% due 04/19/07@	530,000	526,341

		750,469

Total Short-Term Investment Securities (cost $13,978,469)		13,978,469

REPURCHASE AGREEMENTS - 2.4%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $3,833,513 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,942,187	3,833,000	3,833,000
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $291,039 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 06/15/08 and having an approximate value of $299,056	291,000	291,000

Total Repurchase Agreements (cost $4,124,000)		4,124,000

TOTAL INVESTMENTS (cost $163,380,611) (12)	101.1%	171,691,331
Liabilities in excess of other assets	(1.1)%	(1,849,431)

NET ASSETS	100.0%	$169,841,900

BONDS AND NOTES SOLD SHORT - 0.9%
U.S. Government Agencies - 0.9%

Federal Home Loan Mtg. Corp. 5.00% due February TBA	$(540,000)	$(520,257)
Federal National Mtg. Assoc. 5.50% due March TBA	(1,020,000)	(1,011,712)

(proceeds $1,527,485)		$(1,531,969)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $5,152,436 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.

(2)	Fair valued security; see Note 1
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgaged Back Security
(5)	Variable Rate Security - the rate reflected is as of February 28, 2007, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgaged Obligation
(7)	Illiquid security
(8)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$20,000	$20,000	$21,000	$105.00	0.00%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$21,000		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Variable Rate Security - the rate reflected is as of February 28, 2007, maturity date reflects next reset date.
(12)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt
TBA -	To be announced.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
10 Long	S & P 500 Index	March 2007	$3,561,375	$3,522,250	$(39,125)
33 Short	S & P 500 Index	March 2007	11,805,775	11,623,425	182,350
1 Long	MSCI Singapore Index	March 2007	52,806	49,354	(3,452)
1 Long	OMXS 30 Index	March 2007	17,376	16,511	(865)
3 Long	Tokyo Price Index	March 2007	410,978	442,208	31,230
1 Long	Nikkei 225 Index	March 2007	82,250	87,475	5,225
1 Long	SPI 200 Index	March 2007	110,099	114,292	4,193
45 Long	MSCI Pan Euro Index	March 2007	1,422,760	1,438,039	15,279
74 Long	U S Treasury Notes	June 2007	7,992,000	8,035,938	43,938

					$238,773

See Notes to Portfolio of Investments

VALIC COMPANY I BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.5%
Aerospace/Defense - 1.1%

General Dynamics Corp.	9,200	$703,432
Rockwell Collins, Inc.	5,000	327,400

		1,030,832

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	1,000	65,630

Agricultural Operations - 0.8%

Monsanto Co.	14,800	779,812

Apparel Manufacturer - 0.2%

Coach, Inc.†	3,200	151,040

Applications Software - 2.9%

Intuit, Inc.†	9,600	283,296
Microsoft Corp.	89,030	2,507,975

		2,791,271

Athletic Footwear - 0.2%

NIKE, Inc., Class B	1,600	167,152

Audio/Video Products - 0.9%

Harman International Industries, Inc.	9,100	902,356

Banks-Fiduciary - 3.2%

Mellon Financial Corp.	13,300	577,619
Northern Trust Corp.	13,300	801,990
State Street Corp.	26,300	1,722,913

		3,102,522

Banks-Super Regional - 0.9%

Wells Fargo & Co.	24,000	832,800

Beverages-Non-alcoholic - 0.8%

PepsiCo, Inc.	12,340	779,271

Broadcast Services/Program - 0.5%

Grupo Televisa SA ADR	18,100	493,949

Cable TV - 0.8%

Rogers Communications, Inc., Class B	24,800	809,720

Casino Hotels - 1.2%

Las Vegas Sands Corp.†	700	60,396
MGM Mirage, Inc.†	3,800	269,876
Wynn Resorts, Ltd.#	8,100	793,962

		1,124,234

Casino Services - 0.9%

International Game Technology	22,100	911,625

Cellular Telecom - 1.0%

America Movil SA de CV, Series L ADR	22,300	976,740

Computer Aided Design - 0.6%

Autodesk, Inc.†	14,200	584,330

Computers - 1.5%

Apple Computer, Inc.†	12,600	1,066,086
Dell, Inc.†	13,390	305,961
Hewlett-Packard Co.	1,600	63,008

		1,435,055

Computers-Memory Devices - 0.5%

EMC Corp.†	35,100	489,645

Consumer Products-Misc. - 0.2%

Fortune Brands, Inc.	2,300	184,920

Cosmetics & Toiletries - 1.6%

Procter & Gamble Co.	24,976	1,585,726

Data Processing/Management - 1.3%

Automatic Data Processing, Inc.	24,900	1,239,771
Paychex, Inc.	900	36,567

		1,276,338

Diversified Manufactured Operations - 7.5%

Danaher Corp.	32,740	2,345,494
General Electric Co.	99,850	3,486,762
Illinois Tool Works, Inc.	8,200	423,940
Tyco International, Ltd.	30,100	927,983

		7,184,179

E-Commerce/Products - 1.0%

Amazon.com, Inc.†#	24,000	939,360

E-Commerce/Services - 1.3%

eBay, Inc.†	21,940	703,396
Monster Worldwide, Inc.†	11,900	593,334

		1,296,730

Electronic Components-Semiconductors - 2.1%

Intel Corp.	31,470	624,679
Texas Instruments, Inc.	18,810	582,358
Xilinx, Inc.#	30,430	779,617

		1,986,654

Electronic Forms - 0.7%

Adobe Systems, Inc.†	16,020	628,785

Electronic Measurement Instruments - 0.0%

Garmin, Ltd.#	400	21,904

Enterprise Software/Service - 0.8%

Oracle Corp.†	49,050	805,892

Entertainment Software - 0.3%

Electronic Arts, Inc.†	4,900	247,058

Finance-Consumer Loans - 0.6%

SLM Corp.	12,900	549,798

Finance-Credit Card - 1.4%

American Express Co.	24,400	1,387,628

Finance-Investment Banker/Broker - 7.4%

Charles Schwab Corp.	49,200	909,216
Citigroup, Inc.	23,286	1,173,615
E*TRADE Financial Corp.†	37,000	854,330
Goldman Sachs Group, Inc.	6,500	1,310,400
Merrill Lynch & Co., Inc.	8,900	744,752
Morgan Stanley	13,000	973,960
UBS AG	20,146	1,189,261

		7,155,534

Finance-Mortgage Loan/Banker - 0.5%

Countrywide Financial Corp.	13,600	520,608

Finance-Other Services - 1.4%

Chicago Merchantile Exchange Holdings, Inc., Class A	1,300	700,869
Deutsche Boerse AG	1,500	300,535
IntercontinentalExchange, Inc.†#	2,400	362,040

		1,363,444

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	11,050	364,208

Hotel/Motel - 0.8%

Marriott International, Inc., Class A	16,800	804,888

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	203	1,667

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	5,000	226,350

Insurance-Life/Health -1.0%

Prudential Financial, Inc.	10,600	963,964

Insurance-Multi-line - 0.4%

Hartford Financial Services Group, Inc.	4,100	387,696

Investment Management/Advisor Services - 2.7%

Ameriprise Financial, Inc.	2,940	171,872
Franklin Resources, Inc.	12,500	1,467,375
Legg Mason, Inc.	9,700	996,578

		2,635,825

Machinery-Construction & Mining - 0.2%

Joy Global, Inc.	5,200	230,568

Medical Instruments - 2.1%

Medtronic, Inc.	25,300	1,274,108
St. Jude Medical, Inc.†	18,020	714,493

		1,988,601

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	1,200	95,700

Medical Products - 1.4%

Baxter International, Inc.	2,200	110,022
Johnson & Johnson	6,270	395,324
Stryker Corp.	13,900	862,078

		1,367,424

Medical-Biomedical/Gene - 3.5%

Amgen, Inc.†	19,620	1,260,781
Celgene Corp.†	13,200	703,560
Genentech, Inc.†	16,090	1,357,513

		3,321,854

Medical-Drugs - 3.7%

Allergan, Inc.#	3,100	346,301
Eli Lilly & Co.	3,400	178,976
Merck & Co., Inc.	2,600	114,816
Novartis AG	13,734	762,944
Roche Holding AG	5,239	932,808
Schering-Plough Corp.	3,100	72,788
Sepracor, Inc.†#	9,600	504,576
Wyeth	12,820	627,154

		3,540,363

Medical-HMO - 4.7%

Aetna, Inc.	17,500	774,725
Humana, Inc.†	6,300	376,992
UnitedHealth Group, Inc.	41,680	2,175,696
WellPoint, Inc.†	15,660	1,243,247

		4,570,660

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	3,000	210,270

Multimedia - 0.9%

Time Warner, Inc.	21,300	433,455
Viacom, Inc., Class B††	11,814	461,219

		894,674

Networking Products - 2.7%

Cisco Systems, Inc.†	69,340	1,798,679
Juniper Networks, Inc.†	41,670	787,980

		2,586,659

Oil Companies-Exploration & Production - 0.8%

EOG Resources, Inc.	4,200	284,508
Murphy Oil Corp.	8,700	450,834

		735,342

Oil Companies-Integrated - 1.8%

Exxon Mobil Corp.	15,500	1,111,040
Total SA ADR	9,200	619,344

		1,730,384

Oil-Field Services - 4.3%

Baker Hughes, Inc.	14,400	937,584
Schlumberger, Ltd.	31,200	1,959,360
Smith International, Inc.#	30,600	1,254,600

		4,151,544

Optical Supplies - 0.2%

Alcon, Inc.	1,900	236,778

Pharmacy Services - 2.8%

Caremark Rx, Inc.	18,900	1,164,051
Express Scripts, Inc.†	8,700	656,067
Medco Health Solutions, Inc.†	12,900	872,169

		2,692,287

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†	11,400	454,746

Retail-Building Products - 0.7%

Home Depot, Inc.	16,150	639,540

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	3,210	149,169

Retail-Discount - 2.0%

Target Corp.	18,525	1,139,843
Wal-Mart Stores, Inc.	16,560	799,848

		1,939,691

Retail-Drug Store - 0.7%

CVS Corp.	21,200	665,892

Retail-Regional Department Stores - 1.7%

Kohl’s Corp.†	23,300	1,607,467

Retail-Restaurants - 0.1%

McDonald’s Corp.	3,200	139,904

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	19,700	365,829
ASML Holding NV†#	10,500	258,090

		623,919

Semiconductors Components-Intergrated Circuits - 3.0%

Analog Devices, Inc.	18,820	682,225
Linear Technology Corp.	2,500	82,975
Marvell Technology Group, Ltd.†	56,000	1,149,120
Maxim Integrated Products, Inc.	30,150	987,412

		2,901,732

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.†	12,800	264,064

Therapeutics - 1.5%

Gilead Sciences, Inc.†	20,020	1,432,631

Transport-Services - 0.6%

Expeditors International of Washington, Inc.	12,800	574,080

Web Portals/ISP - 3.0%

Google, Inc., Class A†	4,800	2,157,360
Yahoo!, Inc.†	22,240	686,326

		2,843,686

Wireless Equipment - 3.4%

American Tower Corp., Class A†	34,500	1,336,530
Nokia Oyj ADR	35,700	779,331
QUALCOMM, Inc.	17,720	713,762
Telefonaktiebolaget LM Ericsson ADR	13,000	464,880

		3,294,503

Total Long-Term Investment Securities
(cost $82,292,484)		95,831,272

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Collective Investment Pool - 4.1%

Securities Lending Quality Trust(1)	3,992,704	3,992,704

Registered Investment Companies - 1.3%

T. Rowe Price Reserve Investment Fund	1,235,893	1,235,893

Total Short-Term Investment Securities (cost $5,228,597)		5,228,597

TOTAL INVESTMENTS	104.9%	101,059,869
(cost $87,521,081) (2)
Liabilities in excess of other assets	(4.9)	(4,764,059)

NET ASSETS	100.0%	$96,295,810

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Financial Statements

VALIC COMPANY I BROAD CAP VALUE INCOME FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense-Equipment - 1.3%

Goodrich Corp.	7,900	$387,495

Apparel Manufacturer - 0.2%

Hanesbrands, Inc.†	2,100	60,081

Appliances - 0.5%

Whirlpool Corp.	1,800	158,778

Banks-Commercial - 1.1%

South Financial Group, Inc.	12,400	332,072

Banks-Super Regional - 2.9%

Bank of America Corp.	9,751	496,033
Wells Fargo & Co.	10,500	364,350

		860,383

Building-MobileHome/Manufactured Housing - 0.3%

Winnebago Industries, Inc.	2,900	94,308

Chemicals-Diversified - 1.1%

du Pont (E.I.) de Nemours & Co.	6,100	309,575

Coatings/Paint - 0.8%

Sherwin-Williams Co.	3,500	232,925

Cruise Lines - 2.4%

Carnival Corp.	8,000	371,360
Royal Caribbean Cruises, Ltd.	8,100	328,293

		699,653

Data Processing/Management - 0.9%

Mastercard, Inc., Class A	2,400	257,232

Distribution/Wholesale - 1.4%

Genuine Parts Co.	4,100	199,670
Tech Data Corp.†	5,500	205,040

		404,710

Diversified Manufactured Operations - 4.3%

3M Co.	2,000	148,160
Honeywell International, Inc.	7,900	366,876
Illinois Tool Works, Inc.	9,500	491,150
ITT, Inc.	4,400	260,568

		1,266,754

Electric Products-Misc. - 1.0%

Emerson Electric Co.	6,600	284,394

Electric-Integrated - 8.1%

CenterPoint Energy, Inc.	7,800	139,152
Dominion Resources, Inc.	3,900	333,567
Duke Energy Corp.	14,100	277,629
Entergy Corp.	5,600	552,720
MDU Resources Group, Inc.	11,450	302,623
Pinnacle West Capital Corp.	7,900	374,618
Xcel Energy, Inc.	15,800	373,354

		2,353,663

Electronics-Military - 2.0%

L-3 Communications Holdings, Inc.	6,700	583,570

Engines-Internal Combustion - 0.6%

Briggs & Stratton Corp.	6,300	184,212

Finance-Consumer Loans - 2.6%

SLM Corp.	10,600	451,772
The First Marblehead Corp.	6,600	297,924

		749,696

Finance-Credit Card - 1.2%

Capital One Financial Corp.	4,400	339,152

Finance-Investment Banker/Broker - 2.6%

Citigroup, Inc.	11,000	554,400
J.P. Morgan Chase & Co.	3,900	192,660

		747,060

Financial Guarantee Insurance - 2.0%

MGIC Investment Corp.	4,200	253,470
Radian Group, Inc.	5,900	338,955

		592,425

Food-Misc. - 0.5%

ConAgra Foods, Inc.	5,700	143,811

Hospital Beds/Equipment - 1.3%

Hillenbrand Industries, Inc.	6,500	388,700

Insurance Broker - 1.4%

Willis Group Holdings, Ltd.	10,200	404,940

Insurance-Multi-line - 4.2%

Allstate Corp.	7,100	426,426
Hartford Financial Services Group, Inc.	3,300	312,048
XL Capital, Ltd., Class A	6,800	482,800

		1,221,274

Insurance-Reinsurance - 0.9%

Axis Capital Holdings, Ltd.	8,100	273,861

Medical Labs & Testing Services - 0.8%

Quest Diagnostics, Inc.	4,600	234,692

Medical Products - 1.5%

Baxter International, Inc.	8,500	425,085

Medical-Drugs - 5.4%

Bristol-Myers Squibb Co.	15,700	414,323
Pfizer, Inc.	20,700	516,672
Schering-Plough Corp.	5,100	119,748
Valeant Pharmaceuticals International	11,300	202,609
Wyeth	6,400	313,088

		1,566,440

Medical-HMO - 4.8%

Coventry Health Care, Inc.†	7,000	380,940
UnitedHealth Group, Inc.	7,100	370,620
WellPoint, Inc.†	8,100	643,059

		1,394,619

Medical-Hospitals - 1.4%

Triad Hospitals, Inc.†	8,100	397,305

Oil Companies-Exploration & Production - 0.6%

Murphy Oil Corp.	3,400	176,188

Oil Companies-Integrated - 5.2%

BP PLC ADR	3,000	184,920
Chevron Corp.	2,200	150,942
ConocoPhillips	8,300	542,986
Marathon Oil Corp.	1,300	117,962
Occidental Petroleum Corp.	11,400	526,452

		1,523,262

Pharmacy Services - 1.0%

Omnicare, Inc.	7,200	299,088

Physical Therapy/Rehabilation Centers - 0.7%

Healthsouth Corp.†	8,300	198,868

Pipelines - 1.1%

El Paso Corp.	9,100	130,858
Spectra Energy Corp.	7,050	181,397

		312,255

Publishing-Newspapers - 0.7%

Gannett Co., Inc.	3,600	220,536

Publishing-Periodicals - 0.9%

Idearc, Inc.	8,200	278,800

Real Estate Investment Trusts - 2.2%

American Financial Realty Trust	20,500	227,550
Annaly Mortgage Management, Inc.	16,800	235,536
First Industrial Realty Trust, Inc.	4,100	190,445

		653,531

Retail-Auto Parts - 1.4%

Advance Auto Parts, Inc.	10,800	406,620

Retail-Discount - 1.3%

Dollar General Corp.	11,100	187,368
Family Dollar Stores, Inc.	6,900	199,893

		387,261

Savings & Loans/Thrifts - 2.7%

New York Community Bancorp, Inc.	9,900	165,726
People’s Bank†	8,100	359,559
Washington Mutual, Inc.	6,300	271,404

		796,689

Telephone-Integrated - 3.5%

AT&T, Inc.	11,450	421,360
Verizon Communications, Inc.	15,900	595,137

		1,016,497

Tobacco - 9.1%

Altria Group, Inc.	7,800	657,384
Imperial Tobacco Group PLC ADR	8,300	692,137
Loews Corp. - Carolina Group†	5,600	403,368
Reynolds American, Inc.	6,000	366,300
UST, Inc.	9,400	545,764

		2,664,953

Tools-Hand Held - 2.5%

Stanley Works	13,200	733,524

Toys - 0.7%

Mattel, Inc.	7,460	194,035

Transport-Rail - 1.2%

Burlington Northern Santa Fe Corp.	4,300	340,517

Transport-Services - 0.9%

Ryder System, Inc.	5,000	257,200

Wireless Equipment - 1.3%

Nokia Oyj ADR	17,200	375,476

Total Long-Term Investment Securities
(cost $25,279,200)		28,184,165

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Time Deposit - 3.8%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 03/01/07 (cost $1,124,000)	$1,124,000	1,124,000

TOTAL INVESTMENTS
(cost $26,403,200) (1)	100.3%	29,308,165
Liabilities in excess of other assets	(0.3)	(94,599)

NET ASSETS	100.0%	$29,213,566

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I CAPITAL CONSERVATION FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 6.9%
Diversified Financial Services - 6.9%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F
5.75% due 09/11/38*(6)(7)	$565,000	$570,156
Bear Stearns Commercial Mtg. Securities, Inc., Series2006-PW12, Class G
5.75% due 09/11/38*(6)	96,000	95,731
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6
4.59% due 05/25/15	266,541	262,573
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3
4.22% due 03/10/39(6)	2,535,000	2,463,214
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3
5.66% due 03/25/34	830,000	833,794
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3
5.80% due 10/25/36	1,195,000	1,204,523
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E
5.84% due 05/12/45*(6)	380,000	387,896
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2001-C1, Class A3
5.86% due 10/12/35	345,000	354,662
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C
5.13% due 06/15/36	160,000	161,553
Morgan Stanley Capital I, Series 2004-IQ8, Class C
5.30% due 06/15/40	400,000	397,386
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ
5.40% due 12/15/43(6)	1,455,000	1,458,403
Morgan Stanley Capital I, Series 2006-IQ12, Class D
5.53% due 12/15/43(6)	955,000	961,924
Ocwen Advance Receivables Backed Notes Series 2006-1A
5.36% due 11/24/15*(9)	1,000,000	1,000,740
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class A3
5.77% due 07/15/45(6)	1,370,000	1,416,335
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(6)	2,050,000	2,051,008
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1
6.11% due 09/25/36(8)	926,506	937,906

		14,557,804

Total Asset Backed Securities
(cost $14,448,368)		14,557,804

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes
7.50% due 08/15/09(4)(9)(10)
(cost $30,000)	30,000	31,500

CORPORATE BONDS & NOTES - 30.7%
Aerospace/Defense - 0.5%

Raytheon Co. Debentures
6.00% due 12/15/10	200,000	203,516
Raytheon Co. Senior Notes
6.75% due 08/15/07	247,000	248,345
Raytheon Co. Senior Notes
6.75% due 03/15/18	470,000	522,957

		974,818

Agricultural Chemicals - 0.1%

Mosaic Global Holdings, Inc. Debentures
7.38% due 08/01/18	30,000	29,475
Terra Capital, Inc. Senior Notes
7.00% due 02/01/17*	85,000	84,575
The Mosaic Co. Senior Notes	175,000	180,688
7.38% due 12/01/14*

		294,738

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2
6.82% due 05/23/11	503,000	514,318

Auto-Cars/Light Trucks - 0.4%

DaimlerChrysler NA Holding Corp. Notes	190,000	192,629
5.75% due 09/08/11
Ford Motor Co. Debentures
6.38% due 02/01/29#	530,000	392,200
General Motors Corp. Debentures	25,000	23,812
7.70% due 04/15/16#
General Motors Corp. Debentures
8.25% due 07/15/23#	295,000	274,350
General Motors Corp. Debentures
8.38% due 07/15/33#	50,000	46,375

		929,366

Banks-Commercial - 1.6%

Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes	202,000	219,205
7.40% due 06/15/11
Colonial Bank NA Sub. Notes
6.38% due 12/01/15	453,000	473,274
Compass Bank Notes
5.50% due 04/01/20	430,000	432,556
First Maryland Capital II Company Guar. Sr. Notes
6.21% due 02/01/27(1)	177,000	173,030
Popular North America, Inc. Company Guar. Notes
5.65% due 04/15/09	266,000	267,543
SouthTrust Bank Sub. Notes
4.75% due 03/01/13	404,000	396,551
SouthTrust Corp. Sub. Notes
5.80% due 06/15/14	470,000	482,285
UBS AG Sub. Notes
5.88% due 07/15/16#	470,000	493,156
Union Bank of California NA Sub. Notes
5.95% due 05/11/16	404,000	418,643
US Bank NA Notes
3.90% due 08/15/08	34,000	33,416

		3,389,659

Banks-Money Center - 0.4%

BankBoston Capital Trust IV Company Guar.
5.95% due 06/08/28(1)	201,000	197,424
HSBC Capital Funding LP Company Guar. Bonds
4.61% due 06/27/13*(1)(11)	368,000	351,651
RBS Capital Trust I Bank Guar. Notes
4.71% due 07/01/13(1)(11)	284,000	272,676

		821,751

Banks-Special Purpose - 0.1%

Rabobank Capital Funding II Bonds
5.26% due 12/31/13*(1)(11)	270,000	266,633

Banks-Super Regional - 1.6%

Bank of America Corp. Sub. Notes
5.49% due 03/15/19*	470,000	472,745
Capital One Financial Corp. Senior Notes
5.70% due 09/15/11	380,000	386,319
Fifth Third Bancorp. Sub. Notes
5.45% due 01/15/17	470,000	472,051
Huntington National Bank Sub. Notes
6.60% due 06/15/18	470,000	504,810
JPMorgan Chase Sub. Notes
6.13% due 11/01/08#	151,000	153,085
JPMorgan Chase Bank NA Sub. Notes
5.88% due 06/13/16	470,000	488,055
Wachovia Capital Trust III Bank Guar.
5.80% due 03/15/11(1)(11)	390,000	396,502
Wells Fargo & Co. Notes
3.98% due 10/29/10	480,000	462,945

		3,336,512

Brewery - 0.3%

Anheuser-Busch Cos., Inc. Bonds
6.00% due 11/01/41	532,000	535,834

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes
7.00% due 01/15/14#	97,000	93,605

Building Products-Air & Heating - 0.1%
American Standard, Inc. Company Guar. Notes
7.38% due 02/01/08	102,000	103,435

Cable TV - 0.9%
CCH I LLC Company Guar.
11.00% due 10/01/15#	121,000	125,537
CCH II LLC/CCH II Capital Corp. Company Guar. Notes
10.25% due 10/01/13	305,000	330,925
Comcast Corp. Company Guar. Notes
5.88% due 02/15/18	470,000	478,833
Comcast Corp. Company Guar. Notes
6.50% due 01/15/15	470,000	501,731
Cox Communications, Inc. Bonds
5.50% due 10/01/15	470,000	468,076

		1,905,102

Casino Hotels - 0.2%

MGM Mirage, Inc. Senior Notes
5.88% due 02/27/14	420,000	390,600
Riviera Holdings Corp. Company Guar. Notes
11.00% due 06/15/10	50,000	52,500

		443,100

Cellular Telecom - 0.6%

American Cellular Corp. Senior Notes
10.00% due 08/01/11	614,000	653,142
Centennial Communications Corp. Senior Notes
11.11% due 01/01/13(1)	340,000	358,700
Rural Cellular Corp. Senior Sub. Notes
9.75% due 01/15/10	250,000	256,563

		1,268,405

Chemicals-Diversified - 0.1%

EI Du Pont de Nemours & Co. Senior Notes
4.88% due 04/30/14#	66,000	64,606
ICI Wilmington, Inc. Company Guar. Notes
7.05% due 09/15/07	194,000	195,419

		260,025

Chemicals-Specialty - 0.3%

Huntsman International LLC Company Guar.
7.88% due 11/15/14*	220,000	227,700
Momentive Performance Materials, Inc. Senior Sub. Notes
11.50% due 12/01/16*#	300,000	312,000
Nalco Co. Senior Notes
7.75% due 11/15/11	145,000	149,712

		689,412

Commercial Services - 0.1%

The ServiceMaster Co. Notes
7.88% due 08/15/09	156,000	162,614

Computer Services - 0.0%

Computer Sciences Corp. Notes
3.50% due 04/15/08#	105,000	102,395

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes
7.63% due 06/15/13	165,000	171,188

Containers-Paper/Plastic - 0.2%

Jefferson Smurfit Corp. Senior Guar. Notes
8.25% due 10/01/12	75,000	76,500
Pliant Corp. Company Guar. Notes
11.13% due 09/01/09#	286,000	285,285

		361,785

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co. Senior Notes
5.55% due 03/05/37	500,000	498,550

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes
9.00% due 02/15/12	170,000	173,400

Diversified Financial Services - 0.3%

AXA Financial, Inc. Senior Notes
6.50% due 04/01/08	210,000	212,176
General Electric Capital Corp. Senior Notes
5.65% due 06/09/14	470,000	482,214

		694,390

Diversified Manufactured Operations - 0.3%

Crane Co. Bonds
6.55% due 11/15/36	602,000	614,678

Electric-Distribution - 0.0%
Old Dominion Electric Cooperative 1st Mtg. Bonds
5.68% due 12/01/28	69,666	71,325

Electric-Generation - 0.2%

The AES Corp. Senior Notes
8.88% due 02/15/11	317,000	340,775

Electric-Integrated - 3.3%

American Electric Power Co., Inc. Senior Notes
4.71% due 08/16/07	205,000	204,498
Appalachian Power Co. Senior Notes
5.00% due 06/01/17	470,000	449,904
Baltimore Gas & Electric Senior Notes
6.35% due 10/01/36*	470,000	496,600
Centerpoint Energy, Inc. Senior Notes
5.88% due 06/01/08	230,000	231,314
Cleveland Electric Illuminating Co. Senior Notes
5.95% due 12/15/36	470,000	462,795
Commonwealth Edison Co. 1st Mtg. Bonds
5.40% due 12/15/11	380,000	380,378
Commonwealth Edison Co. 1st Mtg. Bonds
5.95% due 08/15/16#	390,000	399,259
Consumers Energy Co. 1st Mtg. Bonds Series C
4.25% due 04/15/08	404,000	399,487
Dominion Resources, Inc. Senior Bonds
5.75% due 09/30/66(1)	373,000	374,938
Dominion Resources, Inc. Junior Sub. Notes
6.30% due 09/30/66	420,000	427,898
Duke Energy Corp. Senior Notes
4.20% due 10/01/08	339,000	334,264

Duke Energy Indiana, Inc. Debentures
5.00% due 09/15/13	230,000	225,585
Entergy Louisiana LLC 1st Mtg. Bonds
5.83% due 11/01/10	485,000	484,465
Mirant Mid Atlantic LLC Pass Through Certs.
9.13% due 06/30/17	152,070	173,359
Pepco Holdings, Inc. Notes
5.50% due 08/15/07	261,000	261,170
Pepco Holdings, Inc. Notes
6.45% due 08/15/12	195,000	204,783
PSEG Power LLC Company Guar. Notes
7.75% due 04/15/11	55,000	59,970
PSI Energy, Inc. Debentures
7.85% due 10/15/07	249,000	252,726
Public Service Electric & Gas Co. Sec. Notes
5.00% due 08/15/14	470,000	460,499
Puget Sound Energy, Inc. Senior Notes
5.20% due 10/01/15	514,000	503,377
Southern Energy, Inc.
7.90% due 07/15/09*†(4)(9)(10)	175,000	0
Virginia Electric & Power Co. Notes
4.10% due 12/15/08	227,000	222,719

		7,009,988

Electronics-Military - 0.1%

L-3 Communications Corp. Senior Sub. Notes
6.38% due 10/15/15	235,000	233,825

Enterprise Software/Service - 0.1%

Oracle Corp. Notes
5.00% due 01/15/11	130,000	129,958

Finance-Auto Loans - 1.1%

Ford Motor Credit Co. Senior Notes
5.80% due 01/12/09	1,000	982
Ford Motor Credit Co. Notes
6.63% due 06/16/08	755,000	756,960
Ford Motor Credit Co. Notes
7.38% due 10/28/09	460,000	463,453
General Motors Acceptance Corp. Notes
6.75% due 12/01/14#	457,000	455,776
General Motors Acceptance Corp. Notes
6.88% due 09/15/11	591,000	598,094
General Motors Acceptance Corp. Notes
6.88% due 08/28/12	16,000	16,122

		2,291,387

Finance-Commercial - 0.0%

Transamerica Finance Corp. Senior Notes
6.40% due 09/15/08	86,000	87,536

Finance-Consumer Loans - 0.2%

John Deere Capital Corp. Notes
5.40% due 10/15/11#	408,000	412,654

Finance-Investment Banker/Broker - 0.6%

Merrill Lynch & Co., Inc. Bonds
6.11% due 01/29/37	680,000	679,097
Morgan Stanley Notes
5.45% due 01/09/17	511,000	507,590

		1,186,687

Finance-Mortgage Loan/Banker - 1.0%

Countrywide Financial Corp. Sub. Notes
6.25% due 05/15/16	470,000	478,352
Residential Capital Corp. Senior Notes
6.38% due 06/30/10	931,000	939,139
Residential Capital LLC Company Guar.
6.13% due 11/21/08	235,000	235,919
Residential Capital LLC Senior Notes
6.50% due 04/17/13	470,000	474,543

		2,127,953

Food-Misc. - 0.1%

Kraft Foods, Inc. Senior Bonds
5.63% due 11/01/11	230,000	234,359

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes
6.75% due 04/01/16	345,000	344,138

Gas-Distribution - 0.1%

Sempra Energy Senior Notes
4.62% due 05/17/07	177,000	176,746
Southern California Gas Co. 1st Mtg. Bonds
5.75% due 11/15/35	110,000	111,684

		288,430

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes
10.00% due 12/15/14(2)	28,000	23,240

Independent Power Producers - 0.5%
Calpine Corp. Sec. Senior Notes
8.75% due 07/15/13*(3)	630,000	659,925
NRG Energy, Inc. Company Guar. Notes
7.38% due 02/01/16	333,000	339,660

		999,585

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes
5.15% due 09/15/10#	230,000	228,747
Marsh & McLennan Cos., Inc. Senior Notes
7.13% due 06/15/09	140,000	145,361

		374,108

Insurance-Life/Health - 0.2%

Americo Life, Inc. Notes
7.88% due 05/01/13*	121,000	124,721
Monumental Global Funding II Notes
5.65% due 07/14/11*	240,000	245,166

		369,887

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Sec. Notes
5.75% due 07/25/11*	205,000	210,394

Insurance-Property/Casualty - 0.8%

Ace INA Holdings, Inc. Company Guar.
5.70% due 02/15/17	452,000	460,282
Crum & Forster Holdings Corp. Senior Notes
10.38% due 06/15/13#	250,000	269,375
Fidelity National Title Group, Inc. Notes
7.30% due 08/15/11	502,000	524,710
WR Berkley Corp. Senior Sub. Notes
6.25% due 02/15/37#	480,000	492,599

		1,746,966

Leisure Products - 0.1%

Brunswick Corp. Notes
5.00% due 06/01/11	166,000	161,725

Machinery-Farming - 0.1%

Case Corp. Notes
7.25% due 01/15/16	185,000	192,400

Medical Products - 0.3%

Baxter International, Inc. Senior Notes
5.90% due 09/01/16	470,000	488,682
Universal Hospital Services, Inc. Senior Notes
10.13% due 11/01/11	100,000	106,250

		594,932

Medical-Drugs - 0.4%

American Home Products Corp. Notes
6.95% due 03/15/11	179,000	191,118
Merck & Co., Inc. Notes
2.50% due 03/30/07	137,000	136,743
Wyeth Bonds
5.50% due 02/01/14	470,000	477,603

		805,464

Medical-HMO - 0.2%

WellPoint, Inc. Notes
3.75% due 12/14/07	329,156	325,128

Medical-Hospitals - 0.5%

HCA, Inc. Senior Notes
6.95% due 05/01/12#	517,000	496,320
HCA, Inc. Sec. Notes
9.25% due 11/15/16*	465,000	498,131

		994,451

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc. Senior Notes
5.80% due 10/15/16*	470,000	475,483

Metal Processors & Fabrication - 0.1%

Timken Co. Notes
5.75% due 02/15/10	199,000	198,000

Metal-Aluminum - 0.1%

Alcoa, Inc. Bonds
6.50% due 06/15/18	212,000	227,956

Multimedia - 1.5%

Belo Corp. Senior Notes
6.75% due 05/30/13	125,000	131,793
Cox Enterprises, Inc. Notes
7.88% due 09/15/10*	600,000	646,691
News America, Inc. Company Guar.
7.30% due 04/30/28	470,000	525,015
Time Warner Entertainment Co. LP Debentures
8.38% due 03/15/23	461,000	556,060
Time Warner Entertainment Co. LP Senior Notes
8.38% due 07/15/33	525,000	663,257

Time Warner, Inc. Company Guar. Notes
6.75% due 04/15/11	185,000	195,170
Viacom, Inc. Senior Notes
6.88% due 04/30/36	470,000	482,808

		3,200,794

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes
5.50% due 02/22/16	110,000	111,944

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Notes
5.25% due 01/15/37	390,000	387,068

Oil Companies-Exploration & Production - 0.9%

Apache Corp. Notes
6.00% due 01/15/37	424,000	435,949
Chesapeake Energy Corp. Senior Notes
7.50% due 09/15/13	790,000	823,575
Devon Energy Corp. Company Guar.
7.95% due 04/15/32	480,000	594,050

		1,853,574

Oil Companies-Integrated - 0.5%

ConocoPhillips Canada Funding Co. Company Guar. Notes
5.95% due 10/15/36	183,000	190,298
Hess Corp. Notes
7.13% due 03/15/33	540,000	605,620
Hess Corp. Bonds
7.88% due 10/01/29	218,000	260,534

		1,056,452

Oil Refining & Marketing - 0.3%

Premcor Refining Group, Inc.. Company Guar. Notes
6.75% due 05/01/14	666,000	695,037

Oil-Field Services - 0.2%

Hanover Compressor Co. Senior Notes
9.00% due 06/01/14	404,000	438,340

Paper & Related Products - 0.5%

Bowater, Inc. Notes
6.50% due 06/15/13#	235,000	219,137
Georgia-Pacific Corp. Company Guar. Notes
7.00% due 01/15/15*	125,000	125,000
Georgia-Pacific Corp. Company Guar. Notes
7.13% due 01/15/17*	40,000	40,000
Plum Creek Timberlands LP Company Guar. Notes
5.88% due 11/15/15	206,000	206,049
Temple-Inland, Inc. Bonds
6.63% due 01/15/18	235,000	249,687
Westvaco Corp. Bonds
7.95% due 02/15/31	215,000	245,983

		1,085,856

Pipelines - 0.6%

Centerpoint Energy Resources Corp. Notes
7.75% due 02/15/11	200,000	216,975
Copano Energy LLC Senior Notes
8.13% due 03/01/16	340,000	351,900
Duke Energy Field Services LLC Notes
6.88% due 02/01/11	194,000	204,472
Dynegy-Roseton Danskammer Pass Through Certs. Series B
7.67% due 11/08/16	170,000	180,200
Enbridge Energy Partners LP Senior Notes
5.88% due 12/15/16	144,000	146,264
ONEOK Partners LP Company Guar. Senior Notes
6.15% due 10/01/16	190,000	196,203

		1,296,014

Precious Metals - 0.1%

Barrick Gold Finance, Inc. Company Guar. Debentures
7.50% due 05/01/07	164,000	164,514

Private Corrections - 0.1%

Corrections Corp. of America Company Guar. Notes
6.25% due 03/15/13	165,000	164,588

Publishing-Newspapers - 0.2%

Gannett Co, Inc. Notes
5.75% due 06/01/11#	77,000	78,468
Knight Ridder, Inc. Debentures
6.88% due 03/15/29	125,000	124,086
Knight Ridder, Inc. Debentures
7.15% due 11/01/27	155,000	154,813

		357,367

Radio - 0.2%

Chancellor Media Corp. Company Guar. Sr. Notes
8.00% due 11/01/08	334,000	346,554

Real Estate Investment Trusts - 0.8%

AvalonBay Communities, Inc. Senior Notes
5.75% due 09/15/16#	380,000	390,573
Health Care Property Investors, Inc. Senior Notes
5.65% due 12/15/13	370,000	370,292
Heritage Property Investment Trust Notes
4.50% due 10/15/09	105,000	102,928
Mack-Cali Realty LP Bonds
5.80% due 01/15/16	110,000	111,512
Reckson Operating Partnership LP Senior Notes
6.00% due 03/31/16	60,000	59,367
Simon Property Group LP Notes
5.00% due 03/01/12	374,000	371,720
Simon Property Group LP Notes
5.38% due 08/28/08	148,000	148,296
Vornado Realty LP Notes
4.50% due 08/15/09	230,000	225,232

		1,779,920

Real Estate Management/Services - 0.1%

AMB Property LP Company Guar. Notes
5.90% due 08/15/13	156,000	159,976

Recycling - 0.1%

Aleris International, Inc. Senior Notes
9.00% due 12/15/14*	170,000	180,200
Aleris International, Inc. Senior Sub. Notes
10.00% due 12/15/16*	80,000	84,000

		264,200

Research & Development - 0.0%

Alion Science and Technology Corp. Senior Notes
10.25% due 02/01/15*	90,000	93,600

Retail-Building Products - 0.2%

Home Depot, Inc. Senior Notes
5.88% due 12/16/36	470,000	471,603

Retail-Drug Store - 0.2%

CVS Lease Pass Through Trust Pass Through Certs.
6.04% due 12/10/28*	428,567	432,355

Savings & Loans/Thrifts - 0.8%

Downey Financial Corp. Senior Notes
6.50% due 07/01/14	250,000	253,391
Independence Community Bank Corp. Notes
3.50% due 06/20/13(1)	113,000	110,494
Sovereign Bancorp, Inc. Senior Notes
4.80% due 09/01/10	430,000	423,579
Washington Mutual Preferred Funding II Bonds
6.67% due 12/15/16*(1)(11)	607,000	611,917
Western Financial Bank Senior Debentures
9.63% due 05/15/12	228,000	248,637

		1,648,018

Special Purpose Entities - 1.6%

BAE Systems Holdings, Inc. Notes
5.20% due 08/15/15*	546,000	538,654
Capital One Capital IV Company Guar. Notes
6.75% due 02/17/37	255,000	259,332
Consolidated Communications Holdings Senior Notes
9.75% due 04/01/12	622,000	663,985
Cyrus Reinsurance Holdings SPC Senior Notes
6.37% due 09/01/08*(1)(9)	601,000	601,000
ING USA Global Funding Trust Notes
4.25% due 10/01/10#	160,000	157,226
Norbord Delaware GP I Company Guar.
6.45% due 02/15/17*	192,000	195,771
Pricoa Global Funding I Notes
5.30% due 09/27/13*	390,000	391,633
Principal Life Global Funding I Notes
5.25% due 01/15/13*	610,000	609,958

		3,417,559

Telecom Services - 0.2%

Bellsouth Telecommunications, Inc. Debentures
7.00% due 12/01/95	408,000	426,728
Qwest Corp. Senior Notes
7.50% due 10/01/14	75,000	79,594

		506,322

Telephone-Integrated - 0.6%

AT&T Corp. Senior Notes
7.30% due 11/15/11	238,000	259,445
Citizens Communications Co. Senior Notes
9.00% due 08/15/31	25,000	27,688
GTE Northwest, Inc. Debentures
5.55% due 10/15/08	80,000	80,320

LCI International, Inc. Senior Notes
7.25% due 06/15/07	494,000	495,235
Level 3 Financing, Inc. Senior Notes
8.75% due 02/15/17*	25,000	25,095
New England Telephone & Telegraph Co. Debentures
7.88% due 11/15/29	90,000	102,106
Verizon New York, Inc. Debentures
6.88% due 04/01/12#	320,000	338,157

		1,328,046

Television - 0.1%

Paxson Communication Corp. Sec. Senior Notes
11.61% due 01/15/13*(1)	220,000	229,900

Transport-Air Freight - 0.6%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1
7.20% due 01/02/19	472,379	485,369
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B
7.63% due 01/02/15	110,515	122,396
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A
8.71% due 01/02/19	658,641	687,457

		1,295,222

Transport-Rail - 0.2%

Burlington Northern Santa Fe Corp. Debentures
7.29% due 06/01/36	357,000	422,025
Norfolk Southern Corp. Senior Notes
5.59% due 05/17/25	108,000	104,752

		526,777

Transport-Services - 0.3%

FedEx Corp. Company Guar. Notes
5.50% due 08/15/09	195,000	196,487
Ryder System, Inc. Notes
5.85% due 03/01/14	126,000	127,495
Ryder System, Inc. Notes
5.85% due 11/01/16#	370,000	369,252

		693,234

Total Corporate Bonds & Notes
(cost $64,157,507)		65,069,281

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Banks-Commercial - 1.0%
Barclays Bank PLC Notes
5.93% due 12/15/16*(1)(11)	450,000	460,746
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes
4.92% due 12/30/09(1)(11)	196,000	161,700
Glitnir Banki HF Bonds
7.45% due 09/14/16*(1)(11)	125,000	136,568
Landsbanki Islands HF Notes
6.10% due 08/25/11*	200,000	207,065
NIB Capital Bank Bonds
5.82% due 12/11/13*(1)(11)	120,000	119,773
Royal Bank of Scottland Group, PLC Bonds
7.65% due 09/30/31(1)(11)	610,000	739,136
Sumitomo Mitsui Banking Corp. Notes
5.63% due 10/15/15*(1)(11)	255,000	252,816

		2,077,804

Banks-Money Center - 0.3%

HBOS Capital Funding LP Company Guar. Notes
6.85% due 03/23/09(11)	225,000	226,980
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes
8.38% due 04/27/09(11)	245,000	259,406
National Westminster Bank PLC Sub. Notes
7.75% due 10/16/07(1)(11)	92,000	93,017

		579,403

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes
5.13% due 01/30/13	390,000	389,158

Brewery - 0.2%

SABMiller PLC Notes
6.50% due 07/01/16*	470,000	499,998

Building Products-Cement - 0.4%

C8 Capital SPV, Ltd. Notes
6.64% due 12/31/14*(1)(11)	823,000	827,173

Cellular Telecom - 0.2%

Vodafone Group PLC Bonds
6.15% due 02/27/37	504,000	502,552
Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes
7.00% due 06/15/13#	245,000	254,081

Diversified Manufactured Operations - 0.2%

Tyco International Group SA Company Guar. Notes
6.00% due 11/15/13	388,000	412,793

Electric-Integrated - 0.2%

Empresa Nacional de Electricidad SA Bonds
7.33% due 02/01/37#	324,000	360,364

Finance-Consumer Loans - 0.1%

Aiful Corp. Notes
4.45% due 02/16/10*	205,000	198,648

Finance-Investment Banker/Broker - 0.2%

Kaupthing Bank Sub. Notes
7.13% due 05/19/16*	399,000	439,182

Insurance-Multi-line - 0.7%

Aegon NV Sub. Notes
5.36% due 07/15/14(1)(11)	280,000	240,800
AXA SA Sub. Notes
6.38% due 12/14/36*(1)(11)	323,000	321,598
Catlin Insurance Co., Ltd. Notes
7.25% due 01/19/17*(1)(11)	587,000	601,343
ING Groep NV Bonds
5.78% due 12/08/15(1)(11)	325,000	328,828

		1,492,569

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes
5.80% due 08/15/13*	225,000	227,373

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar.
7.75% due 04/01/14	170,000	159,800
Angiotech Pharmaceuticals, Inc. Senior Notes
9.10% due 12/01/13*(1)	70,000	72,275
Elan Finance PLC Company Guar. Bonds
7.75% due 11/15/11	245,000	241,325

		473,400

Oil Companies-Exploration & Production - 0.2%

EnCana Corp. Bonds
6.50% due 08/15/34	50,000	53,265
Nexen, Inc. Bonds
5.88% due 03/10/35	133,000	129,160
Nexen, Inc. Notes
7.88% due 03/15/32	106,000	129,184

		311,609

Oil Companies-Integrated - 0.1%

Petro-Canada Notes
5.95% due 05/15/35	215,000	211,486

Oil-Field Services - 0.1%

Weatherford International, Ltd. Senior Notes
5.50% due 02/15/16	147,000	144,957

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes
8.55% due 08/01/10#	205,000	210,125

Pipelines - 0.1%

Kinder Morgan Finance Co. Company Guar. Notes
5.70% due 01/05/16	278,000	264,600

Property Trust - 0.1%

WEA Finance/WCI Finance Senior Notes
5.70% due 10/01/16*	195,000	197,954

Real Estate Operations & Development - 0.1%

Brookfield Asset Management, Inc. Notes
8.13% due 12/15/08	181,000	189,688

Satellite Telecom - 0.2%

Intelsat Bermuda, Ltd. Senior Notes
8.87% due 01/15/15*(1)	250,000	255,937
Intelsat Bermuda, Ltd. Company Guar. Notes
9.25% due 06/15/16*	30,000	33,150
Intelsat, Ltd. Senior Notes
6.50% due 11/01/13#	145,000	131,588

		420,675

Special Purpose Entities - 0.4%

Rio Tinto Finance USA, Ltd. Notes
2.63% due 09/30/08	190,000	182,856
SMFG Preferred Capital Bonds
6.08% due 01/25/17*(1)(11)	453,000	458,264
SovRisc BV Notes
4.63% due 10/31/08*	215,000	213,545

		854,665

Telecom Services - 0.3%

Telenet Group Holdings NV Disc. Notes
11.50% due 06/15/14*(2)	254,000	234,315
TELUS Corp. Notes
7.50% due 06/01/07	321,000	322,483
TELUS Corp. Notes
8.00% due 06/01/11	65,000	71,385

		628,183

Telephone-Integrated - 0.9%

British Telecommunications PLC
Bonds
8.63% due 12/15/30	470,000	660,742
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	375,000	361,906
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	470,000	448,680
Telefonica Emisones SAU
Company Guar. Notes
6.42% due 06/20/16	470,000	494,064

		1,965,392

Transport-Rail - 0.1%

Canadian National Railway Co.
Notes
6.38% due 10/15/11#	210,000	220,654

Total Foreign Corporate Bonds & Notes
(cost $14,196,059)		14,354,486

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom
Notes
2.25% due 07/08/08*#
(cost $196,967)	197,000	190,067

U.S. GOVERNMENT AGENCIES - 30.7%
Federal Home Loan Bank - 0.7%

3.90% due 02/25/08	410,000	405,662
4.50% due 09/08/08	1,100,000	1,095,191

		1,500,853

Federal Home Loan Mtg. Corp. - 16.1%

4.45% due 03/06/08	64,000	63,636
4.50% due 07/01/19	500,630	485,501
4.50% due 11/01/18	903,306	877,171
4.50% due 08/01/20	282,219	273,399
5.00% due 12/14/18	500,000	492,979
5.00% due 03/01/19	532,290	525,893
5.00% due 07/01/19	517,610	511,390
5.00% due 05/01/21	1,848,437	1,823,904
5.00% due 10/01/33	26,208	25,499
5.00% due 06/01/34	567,295	551,637
5.00% due 08/01/35	863,980	839,242
5.00% due 11/01/35	1,932,648	1,877,310
5.00% due 05/01/36	3,841,166	3,727,785
5.00% due 11/01/36	698,243	677,634
5.00% due 01/01/37	1,199,999	1,164,578
5.05% due 02/14/08	3,430,000	3,429,485
5.50% due 11/01/18	580,125	582,543
5.50% due 06/01/21	1,260,984	1,263,490
5.50% due 10/01/33	38,996	38,787
5.50% due 02/01/35	1,155,796	1,147,981
5.50% due 07/01/36	2,298,181	2,280,596
5.71% due 08/01/36(1)	2,608,167	2,628,756
5.85% due 01/01/37(1)	1,049,771	1,062,547
6.00% due 10/01/33	855,976	866,689
6.00% due 07/01/36	5,437,231	5,487,959
6.50% due 02/01/33	94,024	96,511
6.50% due 02/01/35	75,567	77,211
6.50% due 01/01/36	317,261	323,351
6.50% due 03/01/36	484,106	493,399
7.00% due 11/01/16	75,546	77,579
7.00% due 07/01/32	33,815	34,932
7.50% due 04/01/31	191,175	199,253
8.00% due 01/01/29	12,531	13,196
8.00% due 12/01/29	9,250	9,735
8.00% due 12/01/30	37,181	39,097
8.00% due 01/01/31	296	311

		34,070,966

Federal National Mtg. Assoc. - 13.8%

3.00% due 03/02/07	1,075,000	1,074,931
3.88% due 02/01/08	962,000	951,672
4.50% due 02/01/18	239,696	232,892
4.50% due 06/01/18	147,954	143,777
5.00% due 08/01/18	149,067	147,455
5.00% due 09/01/18	147,503	145,908
5.00% due 10/01/18	260,162	257,348
5.00% due 10/01/33	63,888	62,183
5.00% due 03/01/34	1,699,677	1,653,189
5.00% due 01/01/37	3,496,097	3,393,889
5.50% due 04/01/33	1,158,411	1,152,110
5.50% due 12/01/33	1,046,748	1,040,741
5.50% due March TBA	1,780,000	1,754,135
5.50% due 05/01/34	582,681	579,337
5.50% due 10/01/34	603,916	600,095
5.50% due 12/01/35	1,076,122	1,068,515
5.50% due 02/01/36(1)	522,994	525,182
5.50% due 11/01/36	2,358,720	2,339,993
5.50% due 12/01/36	5,741,122	5,682,229
6.00% due 03/01/16	2,919	2,968
6.00% due 12/01/16	86,389	87,836
6.00% due 11/01/17	229,436	233,319
6.00% due 12/01/20	682,606	694,033
6.00% due 12/01/33	682,005	690,131
6.00% due 11/01/36	2,925,309	2,939,402
6.50% due 03/01/17	135,859	139,188
6.50% due 08/01/31	70,934	72,885
6.50% due 07/01/32	465,053	477,506
6.50% due 07/01/36	436,044	444,550
7.00% due 09/01/31	312,167	322,815
7.00% due 12/01/35	261,060	268,684
7.50% due 11/01/14	1,819	1,846
7.50% due 08/01/15	1,432	1,475

		29,182,219

Government National Mtg. Assoc. - 0.1%

6.00% due 03/15/29	51,678	52,627
6.00% due 04/15/29	16,942	17,253
6.50% due 07/15/32	105,264	108,325
6.50% due 09/15/32	182,919	188,237

		366,442

Total U.S. Government Agencies
(cost $64,903,798)		65,120,480

U.S. GOVERNMENT TREASURIES - 23.7%
United States Treasury Bonds - 2.9%

United States Treasury Bonds
4.50% due 02/15/36#	4,560,000	4,422,489
7.25% due 08/15/22#	394,000	500,226
6.25% due 08/15/23#	1,106,000	1,290,305

		6,213,020

United States Treasury Notes - 20.8%

United States Treasury Notes
4.25% due 08/15/13#	6,700,000	6,604,210
4.25% due 08/15/14#	116,000	113,870
4.25% due 08/15/15#	4,476,000	4,381,932
4.50% due 11/15/10#	169,000	168,921
4.50% due 02/28/11#	6,000,000	5,997,654
4.63% due 10/31/11#	4,000,000	4,017,188
4.63% due 12/31/11#	7,900,000	7,934,254
4.63% due 11/15/16#	460,000	462,031
4.88% due 05/31/08#	1,300,000	1,301,270
4.88% due 05/31/11#	4,700,000	4,766,463
5.13% due 05/15/16#	6,783,000	7,063,328
United States Treasury Notes TIPS
0.88% due 04/15/10#	682,261	656,383
2.00% due 01/15/14#	506,349	500,613

		43,968,117

Total U.S. Government Treasuries
(cost $49,564,462)		50,181,137

Total Long-Term Investment Securities
(cost $207,497,161)		209,504,755

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Collective Investment Pool - 10.6%

Securities Lending Quality Trust
(cost $22,484,545)(5)	22,484,545	22,484,545

REPURCHASE AGREEMENT - 1.7%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $3,501,469 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 01/15/08 and having an approximate value of $3,609,693

(cost $3,501,000)	3,501,000	3,501,000

TOTAL INVESTMENTS
(cost $233,482,706)(6)	111.2%	235,490,300
Liabilities in excess of other assets	(11.2)	(23,645,716)

NET ASSETS	100.0%	$211,844,584

BOND & NOTES SOLD SHORT - (0.83)% U.S. Government Agencies - (0.83)%

Federal National Mtg. Assoc. 5.50% due March TBA (Proceeds $(1,757,750))	$(1,780,000)	$(1,759,420)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $19,935,365 representing 9.41% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Company has filed Chapter 11 bankruptcy protection.
(4)	Illiquid security
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	Commercial Mortgaged Back Security
(7)	Variable Rate Security- the rate reflected is as of February 28, 2007, maturity date reflects the stated maturity date.
(8)	Collateralized Mortgaged Obligation
(9)	Fair valued security; see Note 1.
(10)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, lnc. 7.50% due 08/15/09	08/11/05	$30,000	$30,000	$31,500	$105	0.01%

Southern Energy, Inc. 7.90% due 07/15/09	01/03/06	175,000	0	0	0	0.00

				$31,500		0.01%

(11)		Perpetual maturity- maturity date reflects the next call date.
(12)		Variable Rate Security- the rate reflected is as of February 28, 2007, maturity date reflects next reset date.
(13)		See Note 4 for cost of investments on a tax basis.
ADR	-	American Depository Receipt
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Aerospace/Defense - 2.9%

Boeing Co.	93,100	$8,124,837
General Dynamics Corp.	26,400	2,018,544
Lockheed Martin Corp.	27,000	2,626,560

		12,769,941

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	45,100	2,959,913

Airlines - 1.0%

AMR Corp.†	124,600	4,247,614

Applications Software - 2.0%

Microsoft Corp.	304,300	8,572,131

Athletic Footwear - 0.7%

NIKE, Inc., Class B	29,700	3,102,759

Banks-Fiduciary - 0.8%

State Street Corp.	53,700	3,517,887

Banks-Super Regional - 5.3%

Bank of America Corp.	200,800	10,214,696
PNC Financial Services Group, Inc.	46,000	3,372,260
Wachovia Corp.	93,000	5,149,410
Wells Fargo & Co.	137,000	4,753,900

		23,490,266

Beverages-Non-alcoholic - 1.9%

PepsiCo, Inc.	135,450	8,553,668

Beverages-Wine/Spirits - 0.3%

Brown-Forman Corp., Class B	18,000	1,179,000

Cable TV - 0.8%

Comcast Corp., Class A†	135,000	3,472,200

Commercial Services-Finance - 0.8%

The Western Union Co.	167,000	3,618,890

Computer Aided Design - 1.0%

Autodesk, Inc.†	103,100	4,242,565

Computers - 3.5%

Apple Computer, Inc.†	28,700	2,428,307
Hewlett-Packard Co.	196,800	7,749,984
International Business Machines Corp.	45,000	4,185,450
Research In Motion, Ltd.†	7,310	1,027,859

		15,391,600

Computers-Memory Devices - 1.0%

EMC Corp.†	326,700	4,557,465

Consulting Services - 0.5%

Accenture Ltd., Class A	66,200	2,363,340

Cosmetics & Toiletries - 1.9%

Procter & Gamble Co.	128,200	8,139,418

Cruise Lines - 1.0%

Carnival Corp.	90,000	4,177,800

Data Processing/Management - 1.2%

Automatic Data Processing, Inc.	38,700	1,926,873
Fidelity National Information Services, Inc.	18,271	839,552
First Data Corp.	101,000	2,578,530

		5,344,955

Diversified Manufactured Operations - 5.0%

General Electric Co.	347,100	12,120,732
Honeywell International, Inc.	121,000	5,619,240
Tyco International, Ltd.	132,000	4,069,560

		21,809,532

Diversified Minerals - 0.1%

Anglo American PLC ADR	25,000	590,500

E-Commerce/Services - 0.5%

eBay, Inc.†	65,000	2,083,900

Electric-Integrated - 3.2%

Allegheny Energy, Inc.†	26,000	1,228,240
American Electric Power Co., Inc.	22,700	1,018,322
Dominion Resources, Inc.	25,800	2,206,674
Exelon Corp.	32,800	2,162,504
FPL Group, Inc.	73,000	4,312,110
Pinnacle West Capital Corp.	70,000	3,319,400

		14,247,250

Electronic Components-Semiconductors - 0.5%

Microchip Technology, Inc.	58,700	2,089,720

Electronic Forms - 1.3%

Adobe Systems, Inc.†	146,300	5,742,275

Engineering/R&D Services - 0.8%

Fluor Corp.	39,000	3,294,330

Enterprise Software/Service - 0.2%

Oracle Corp.†	60,100	987,443

Finance-Investment Banker/Broker - 6.4%

Citigroup, Inc.	233,133	11,749,903
E*TRADE Financial Corp.†	65,900	1,521,631
J.P. Morgan Chase & Co.	123,000	6,076,200
Merrill Lynch & Co., Inc.	49,250	4,121,240
UBS AG	77,900	4,599,216

		28,068,190

Finance-Mortgage Loan/Banker - 0.5%

Freddie Mac	37,000	2,374,660

Finance-Other Services - 0.2%

Nasdaq Stock Market, Inc.†	36,400	1,089,452

Food-Confectionery - 0.6%

Hershey Co.	53,700	2,839,656

Food-Misc. - 0.2%

Unilever NV	38,500	999,845

Food-Retail - 0.5%

The Kroger Co.	77,500	1,989,425

Hotel/Motel - 0.2%

Starwood Hotels & Resorts Worldwide, Inc.	16,400	1,079,120

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	19,000	1,179,710

Insurance-Life/Health - 0.7%

AFLAC, Inc.	63,700	3,006,640

Insurance-Multi-line - 3.3%

ACE, Ltd.	96,200	5,402,592
Allstate Corp.	89,100	5,351,346
Hartford Financial Services Group, Inc.	24,000	2,269,440
MetLife, Inc.	25,100	1,585,065

		14,608,443

Insurance-Property/Casualty - 0.5%

Fidelity National Title Group, Inc., Class A	53,622	1,286,928

W.R. Berkley Corp.	34,200	1,114,920

		2,401,848

Investment Management/Advisor Services - 0.4%

Franklin Resources, Inc.	14,000	1,643,460

Machinery-Construction & Mining - 1.5%

Caterpillar, Inc.	58,000	3,736,360
Joy Global, Inc.	63,700	2,824,458

		6,560,818

Medical Instruments - 1.9%

Medtronic, Inc.	163,800	8,248,968

Medical Products - 1.2%

Becton, Dickinson & Co.	19,000	1,443,810
Johnson & Johnson	45,000	2,837,250
Varian Medical Systems, Inc.†	25,000	1,148,750

		5,429,810

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.†	27,600	1,773,576
Genentech, Inc.†	25,400	2,142,998

		3,916,574

Medical-Drugs - 4.6%

Abbott Laboratories	22,650	1,237,143
AstraZeneca PLC ADR	21,000	1,178,730
Eisai Co., Ltd. ADR	22,100	1,119,365
Eli Lilly & Co.	98,200	5,169,248
GlaxoSmithKline PLC ADR	22,000	1,235,740
Pfizer, Inc.	48,000	1,198,080
Sanofi-Aventis ADR	69,900	2,964,459
Schering-Plough Corp.	156,500	3,674,620
Wyeth	46,000	2,250,320

		20,027,705

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	142,800	5,077,968

Medical-HMO - 2.4%

Health Net, Inc.†	37,000	1,978,390
UnitedHealth Group, Inc.	21,600	1,127,520
WellPoint, Inc.†	94,900	7,534,111

		10,640,021

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	37,000	2,593,330

Metal-Aluminum - 0.8%

Alcoa, Inc.	106,000	3,541,460

Multimedia - 1.7%

Viacom, Inc., Class B†	149,850	5,850,144
Walt Disney Co.	49,500	1,695,870

		7,546,014

Networking Products - 1.4%

Cisco Systems, Inc.†	240,750	6,245,055

Non-Hazardous Waste Disposal - 0.6%

Waste Management, Inc.	71,000	2,417,550

Oil & Gas Drilling - 2.3%

ENSCO International, Inc.	33,000	1,653,630
GlobalSantaFe Corp.	143,600	8,275,668

		9,929,298

Oil Companies-Exploration & Production - 0.7%

EOG Resources, Inc.	46,500	3,149,910

Oil Companies-Integrated - 3.2%

ConocoPhillips	56,300	3,683,146
Exxon Mobil Corp.	146,600	10,508,288

		14,191,434

Oil Field Machinery & Equipment - 0.7%

National-Oilwell Varco, Inc.†	46,600	3,245,224

Oil Refining & Marketing - 0.5%

Sunoco, Inc.	36,300	2,342,076

Oil-Field Services - 1.9%

Halliburton Co.	92,200	2,847,136
Schlumberger, Ltd.	90,000	5,652,000

		8,499,136

Optical Supplies - 0.2%

Alcon, Inc.	8,000	996,960

Pharmacy Services - 0.3%

Medco Health Solutions, Inc.†	16,800	1,135,848

Retail-Discount - 2.3%

Costco Wholesale Corp.	54,000	3,018,060
Wal-Mart Stores, Inc.	143,600	6,935,880

		9,953,940

Retail-Office Supplies - 0.7%

Staples, Inc.	115,200	2,997,504

Retail-Regional Department Stores - 1.8%

Federated Department Stores, Inc.	55,900	2,496,494
Kohl’s Corp.†	81,400	5,615,786

		8,112,280

Semiconductors Components-Intergrated Circuits - 0.5%

Maxim Integrated Products, Inc.	61,500	2,014,125

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.†	154,500	3,187,335

Telephone-Integrated - 2.5%

AT&T, Inc.	164,900	6,068,320
Citizens Communications Co.	82,000	1,235,740
Sprint Corp.	106,000	2,043,680
Verizon Communications, Inc.	40,000	1,497,200

		10,844,940

Television - 1.2%

CBS Corp., Class B	166,750	5,060,863

Tobacco - 1.4%

Altria Group, Inc.	73,400	6,186,152

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	29,700	2,084,643

Web Portals/ISP - 1.3%

Google, Inc., Class A†	13,000	5,842,850

Wireless Equipment - 2.9%

Motorola, Inc.	200,000	3,704,000
Nokia Oyj ADR	223,900	4,887,737

QUALCOMM, Inc.	103,400	4,164,952

		12,756,689

Total Long-Term Investment Securities
(cost $359,252,567)		426,603,291

REPURCHASE AGREEMENTS - 2.5%

Repurchase agreement with State Street Bank & Trust co., bearing interest rate at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $8,366,120 and colllateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $8,533,025	8,365,000	8,365,000
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $2,600,348 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 06/15/08 and having an approximate value of $2,681,369	2,600,000	2,600,000

Total Repurchase Agreements
(cost $10,965,000)		10,965,000

TOTAL INVESTMENTS (cost $370,217,567) (1)	99.6%	437,568,291
Other assets less liabilities	0.4	1,616,482

NET ASSETS	100.0%	$439,184,773

†	Non-income producing security
ADR -	American Depository Receipt
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I CORE VALUE FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Aerospace/Defense - 1.6%

Lockheed Martin Corp.	2,720	$264,602
Northrop Grumman Corp.	45,465	3,266,660
Raytheon Co.	2,496	133,661

		3,664,923

Airlines - 0.1%

Southwest Airlines Co.	10,266	155,325

Apparel Manufacturers - 0.7%

Liz Claiborne, Inc.	18,700	841,500
VF Corp.	9,700	774,157

		1,615,657

Applications Software - 1.6%

Microsoft Corp.	133,394	3,757,709

Auto/Truck Parts & Equipment-Original - 0.9%

ArvinMeritor, Inc.	49,208	898,538
Magna International, Inc., Class A	15,637	1,150,883

		2,049,421

Banks-Commercial - 0.2%

Corus Bankshares, Inc.	19,330	358,765

Banks-Fiduciary - 0.5%

Bank of New York Co., Inc.	27,800	1,129,236

Banks-Super Regional - 6.7%

Bank of America Corp.	154,590	7,863,993
Comerica, Inc.	3,773	227,852
National City Corp.	21,270	805,070
PNC Financial Services Group, Inc.	10,900	799,079
US Bancorp	47,200	1,683,152
Wachovia Corp.	33,889	1,876,434
Wells Fargo & Co.	71,912	2,495,346

		15,750,926

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	28,000	1,307,040
Coca-Cola Enterprises, Inc.	557	11,190
Pepsi Bottling Group, Inc.	32,503	1,007,593

		2,325,823

Brewery - 0.2%

Molson Coors Brewing Co., Class B	5,980	504,951

Building-Residential/Commerical - 0.4%

NVR, Inc.†	1,363	922,751

Chemicals-Diversified - 2.2%

Celanese Corp., Class A	10,412	297,575
du Pont (E.I.) de Nemours & Co.	23,300	1,182,475
Georgia Gulf Corp.	5,130	98,393
Lyondell Chemical Co.	59,752	1,903,699
PPG Industries, Inc.	19,700	1,305,125
Westlake Chemical Corp.	14,329	426,001

		5,213,268

Commercial Services-Finance - 0.3%

H&R Block, Inc.	28,103	612,083

Computer Services - 0.4%

Computer Sciences Corp.†	19,336	1,023,455
Electronic Data Systems Corp.	414	11,600

		1,035,055

Computers - 4.2%

Hewlett-Packard Co.	110,323	4,344,520
International Business Machines Corp.	57,722	5,368,723

		9,713,243

Computers-Memory Devices - 0.0%

Imation Corp.	873	36,326

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A†	3,661	221,710

Consulting Services - 0.5%

Accenture Ltd.	31,475	1,123,657

Consumer Products-Misc. - 1.2%

Kimberly-Clark Corp.	31,326	2,133,614
Tupperware Brands Corp.	29,015	679,241

		2,812,855

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.	4,013	254,785

Data Processing/Management - 0.4%

Acxiom Corp.	16,625	355,110
Fiserv, Inc.†	12,400	656,704

		1,011,814

Distribution/Wholesale - 0.2%

Building Materials Holding Corp.	15,736	327,152
Tech Data Corp.†	2,315	86,303

		413,455

Diversified Manufactured Operations - 2.9%

Dover Corp.	16,800	802,872
General Electric Co.	61,108	2,133,891
Ingersoll-Rand Co., Ltd., Class A	25,000	1,082,750
Parker Hannifin Corp.	9,400	774,466
Tyco International, Ltd.	66,753	2,057,995

		6,851,974

E-Commerce/Services - 0.2%

Expedia, Inc.†	19,035	404,684

Electric-Integrated - 2.5%

Exelon Corp.	27,600	1,819,668
NiSource, Inc.	30,100	716,079
PPL Corp.	41,500	1,577,830
Progress Energy, Inc.	2,365	115,554
TXU Corp.	24,957	1,650,905

		5,880,036

Electronic Components-Misc. - 0.4%

NAM TAI Electronics, Inc.	12,233	162,210
Vishay Intertechnology, Inc.†	45,994	655,414

		817,624

Electronic Components-Semiconductors - 0.5%

Amkor Technology, Inc.†	51,050	588,607
Intel Corp.	26,025	516,596

		1,105,203

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	9,963	381,782
Avnet, Inc.†	15,952	583,365

		965,147

Engines-Internal Combustion - 1.0%

Cummins, Inc.	18,102	2,437,977

Enterprise Software/Service - 0.4%

BMC Software, Inc.†	4,064	125,415

Oracle Corp.†	40,400	663,772
Sybase, Inc.†	5,025	125,575

		914,762

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†	20,986	512,478

Finance-Credit Card - 0.0%

Capital One Financial Corp.	935	72,070

Finance-Investment Banker/Broker - 11.0%

Citigroup, Inc.	203,248	10,243,699
Goldman Sachs Group, Inc.	13,013	2,623,421
J.P. Morgan Chase & Co.	90,703	4,480,728
Lehman Brothers Holdings, Inc.	11,879	870,731
Merrill Lynch & Co., Inc.	27,975	2,340,948
Morgan Stanley	70,143	5,255,113

		25,814,640

Finance-Mortgage Loan/Banker - 2.2%

Countrywide Financial Corp.	24,554	939,927
Freddie Mac	49,500	3,176,910
IndyMac Bancorp, Inc.	30,011	1,030,278

		5,147,115

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.	10,600	639,710

Food-Misc. - 1.1%

ConAgra Foods, Inc.	1,813	45,742
General Mills, Inc.	16,067	905,536
Seaboard Corp.	173	371,950
Unilever NV	49,500	1,285,515

		2,608,743

Food-Retail - 0.6%

The Kroger Co.	54,166	1,390,441

Food-Wholesale/Distribution - 0.2%

SUPERVALU, Inc.	12,036	444,851

Forestry - 0.7%

Weyerhaeuser Co.	19,700	1,691,639

Gas-Distribution - 0.3%

Nicor, Inc.	1,929	89,776
UGI Corp.	20,656	539,328

		629,104

Health Care Cost Containment - 0.6%

Healthspring, Inc.†	1,196	25,271
McKesson Corp.	26,756	1,491,915

		1,517,186

Home Decoration Products - 0.6%

Newell Rubbermaid, Inc.	43,028	1,317,517

Human Resources - 0.0%

Labor Ready, Inc.†	4,138	76,015

Independent Power Producer - 0.3%

NRG Energy, Inc.†	11,600	768,384

Instruments-Scientific - 0.4%

Applera Corp.	30,292	935,417

Insurance Broker - 0.3%

Marsh & McLennan Cos., Inc.	23,200	682,544

Insurance-Life/Health - 0.5%

Torchmark Corp.	17,800	1,137,776

Insurance-Multi-line - 3.4%

ACE, Ltd.	33,778	1,896,972
Allstate Corp.	39,000	2,342,340
American Financial Group, Inc.	5,804	203,140
Hartford Financial Services Group, Inc.	26,600	2,515,296
Loews Corp.	23,500	1,020,840

		7,978,588

Insurance-Property/Casualty - 0.3%

Arch Capital Group, Ltd.†	9,492	612,139

Insurance-Reinsurance - 0.9%

Aspen Insurance Holdings, Ltd.	13,603	360,480
Axis Capital Holdings, Ltd.	11,358	384,014
Endurance Specialty Holdings, Ltd.	26,140	926,924
PartnerRe, Ltd.	6,728	467,461

		2,138,879

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	4,400	283,448

Machinery-Farming - 0.4%

Deere & Co.	8,600	932,412

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	6,600	336,732

Medical Products - 1.9%

Becton, Dickinson & Co.	14,553	1,105,883
Johnson & Johnson	51,745	3,262,522

		4,368,405

Medical-Biomedical/Gene - 0.7%

Amgen, Inc.†	24,874	1,598,403

Medical-Drugs - 5.8%

Abbott Laboratories	33,900	1,851,618
Biovail Corp.	40,055	831,542
Eli Lilly & Co.	11,400	600,096
King Pharmaceuticals, Inc.†	28,894	538,873
Merck & Co., Inc.	68,283	3,015,377
Pfizer, Inc.	203,233	5,072,696
ViroPharma, Inc.†	6,352	101,632
Wyeth	32,800	1,604,576

		13,616,410

Medical-HMO - 1.3%

Aetna, Inc.	15,698	694,951
AMERIGROUP Corp.†	15,929	526,931
Humana, Inc.†	21,667	1,296,553
Molina Healthcare, Inc.†	884	27,546
WellCare Health Plans, Inc.†	5,526	453,740
WellPoint, Inc.†	201	15,957

		3,015,678

Medical-Outpatient/Home Medical - 0.1%

Apria Healthcare Group, Inc.†	9,125	290,631

Medical-Wholesale Drug Distribution - 0.1%

AmerisourceBergen Corp.	2,480	130,622

Metal-Copper - 0.5%

Phelps Dodge Corp.	9,079	1,134,058

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc., Class B	9,087	521,685

Multimedia - 1.4%

Time Warner, Inc.	100,292	2,040,942
Viacom, Inc., Class B†	23,839	930,675
Walt Disney Co.	12,093	414,306

		3,385,923

Networking Products - 0.1%

Cisco Systems, Inc.†	6,853	177,767

Non-Hazardous Waste Disposal - 0.3%

Waste Management, Inc.	18,100	616,305

Office Automation & Equipment - 0.3%

Xerox Corp.†	45,400	784,058

Office Supplies & Forms - 0.1%

John H. Harland Co.	6,321	319,210

Oil & Gas Drilling - 0.1%

Grey Wolf, Inc.†	40,421	270,416

Oil Companies-Exploration & Production - 0.6%

Anadarko Petroleum Corp.	9,600	386,208
Devon Energy Corp.	8,200	538,822
EnCana Corp.	10,428	506,801

		1,431,831

Oil Companies-Integrated - 11.7%

Chevron Corp.	91,959	6,309,307
ConocoPhillips	67,738	4,431,420
Exxon Mobil Corp.	157,742	11,306,946
Marathon Oil Corp.	16,555	1,502,201
Occidental Petroleum Corp.	15,976	737,772
Royal Dutch Shell PLC ADR	46,800	3,042,468

		27,330,114

Oil Field Machinery & Equipment - 0.1%

National-Oilwell Varco, Inc.†	4,200	292,488

Oil Refining & Marketing - 0.5%

Tesoro Petroleum Corp.	5,744	523,508
Valero Energy Corp.	9,802	565,085

		1,088,593

Paper & Related Products - 0.1%

Potlatch Corp.	2,850	128,820

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.	8,870	211,816

Printing-Commercial - 0.4%

R.R. Donnelley & Sons Co.	27,741	1,003,669

Publishing-Newspapers - 0.6%

Gannett Co., Inc.	22,700	1,390,602

Publishing-Periodicals - 0.0%

Idearc, Inc.	2,991	101,694

Real Estate Investment Trusts - 0.5%

iStar Financial, Inc.	23,381	1,118,781

Retail-Apparel/Shoe - 0.5%

Brown Shoe Co., Inc.	8,121	416,607
Gap, Inc.	35,500	681,245

		1,097,852

Retail-Automobile - 0.4%

AutoNation, Inc.†	13,575	298,107
Group 1 Automotive, Inc.	14,446	668,416

		966,523

Retail-Bookstore - 0.2%

Barnes & Noble, Inc.	11,722	479,899

Retail-Building Products - 0.4%

Home Depot, Inc.	24,300	962,280

Retail-Discount - 1.0%

Big Lots, Inc.†	10,794	270,174
Dollar General Corp.	56,100	946,968
Wal-Mart Stores, Inc.	23,100	1,115,730

		2,332,872

Retail-Regional Department Stores - 0.1%

Federated Department Stores, Inc.	3,041	135,811

Retail-Restaurants - 1.0%

Darden Restaurants, Inc.	10,665	436,838
McDonald’s Corp.	43,751	1,912,794

		2,349,632

Savings & Loans/Thrifts - 2.0%

Downey Financial Corp.	2,576	168,831
FirstFed Financial Corp.†	428	24,482
Washington Mutual, Inc.	101,554	4,374,946

		4,568,259

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	40,764	756,988
Lam Research Corp.†	12,620	563,609
Novellus Systems, Inc.†	390	12,558

		1,333,155

Steel-Producers - 0.6%

Nucor Corp.	9,224	561,465
United States Steel Corp.	9,071	803,872

		1,365,337

Telecom Services - 0.0%

Embarq Corp.	1,204	66,641

Telephone-Integrated - 4.7%

AT&T, Inc.	142,707	5,251,617
Sprint Corp.	106,071	2,045,049
Verizon Communications, Inc.	100,967	3,779,195

		11,075,861

Television - 0.3%

CBS Corp., Class B	23,416	710,676

Therapeutics - 0.0%

ImClone Systems, Inc.†	3,550	102,276

Tobacco - 0.8%

Altria Group, Inc.	21,701	1,828,960

Toys - 0.4%

Hasbro, Inc.	18,766	530,890

Mattel, Inc.	19,290	501,733

		1,032,623

Transport-Rail - 0.5%

Burlington Northern Santa Fe Corp.	4,452	352,554
CSX Corp.	4,882	183,905
Norfolk Southern Corp.	4,661	220,931
Union Pacific Corp.	3,003	296,186

		1,053,576

Transport-Services - 0.5%

FedEx Corp.	3,147	359,325
United Parcel Service, Inc., Class B	12,990	911,768

		1,271,093

Web Portals/ISP - 0.3%

EarthLink, Inc.†	38,351	273,059
United Online, Inc.	40,110	527,447

		800,506

Wireless Equipment - 0.3%

Motorola, Inc.	34,861	645,626

Total Common Stock
(cost $202,996,513)		230,236,410

EXCHANGE TRADED FUNDS - 0.3%
Index Fund-Large Cap - 0.3%

SPDR Trust, Series 1
(cost $522,339)	4,100	577,813

Total Long-Term Investment Securities
(cost $203,518,852)		230,814,223

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Time Deposit - 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 03/01/07
(cost $2,012,000)	$2,012,000	2,012,000

REPURCHASE AGREEMENT - 0.0%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $108,014 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 02/16/12 and having an approximate value of $111,100

(cost $108,000)	108,000	108,000

TOTAL INVESTMENTS
(cost $205,638,852) (1)	99.6%	232,934,223
Other assets less liabilities	0.4	1,028,707

NET ASSETS	100.0%	$233,962,930

ADR -	American Depository Receipt
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I FOREIGN VALUE FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(3)
COMMON STOCK - 89.3%
Australia - 3.3%

Alumina, Ltd.#	722,153	$3,853,024
Amcor, Ltd.	2,017,937	11,588,124
PaperlinX, Ltd.#	4,129,856	13,232,491

		28,673,639

Bermuda - 0.6%

Accenture Ltd., Class A#	450	16,065
Yue Yuen Industrial Holdings, Ltd.	1,572,672	5,404,840

		5,420,905

Brazil - 1.1%

Contax Participacoes SA ADR	254,706	216,500
Empressa Brasileira de Aeronautica SA ADR	213,962	9,703,177

		9,919,677

Cayman Islands - 2.3%

ACE, Ltd.	225,833	12,682,781
XL Capital, Ltd., Class A#	102,149	7,252,579

		19,935,360

China - 1.6%

BYD Co., Ltd.†	7,000	28,557
China Shenhua Energy Co., Ltd.	3,377,938	8,542,597
China Telecom Corp, Ltd.	11,481,823	5,271,414

		13,842,568

Denmark - 0.7%

Vestas Wind Systems A/S†	131,445	6,100,100

Finland - 1.3%

UPM-Kymmene Oyj#	426,318	11,078,020

France - 4.9%

Eutelsat Communications	436,610	9,304,331
France Telecom SA#	451,115	12,194,695
Sanofi-Aventis#	171,728	14,572,965
Societe BIC SA#	28,995	1,978,345
Vinci SA#	27,727	3,823,055

		41,873,391

Germany - 8.4%

Bayerische Motoren Werke AG#	71,490	4,151,375
Celesio AG	160,070	9,057,356
Deutsche Post AG	439,850	14,030,815
Infineon Technologies AG†	1,428,320	21,905,768
Siemens AG	127,525	13,412,154
TUI AG#	411,661	9,601,000

		72,158,468

Hong Kong - 5.6%

Cheung Kong (Holdings), Ltd.	1,986,488	24,399,152
Hang Lung Group, Ltd.	1,393,573	4,569,122
HongKong Electric Holdings, Ltd.	980,169	4,925,579
Hutchison Whampoa, Ltd.	1,136,341	10,775,456
MTR Corp., Ltd.	1,395,780	3,686,260

		48,355,569

India - 1.1%

Gail India, Ltd. GDR†*	118,579	4,387,423
Reliance Industries, Ltd. GDR*	89,790	5,526,393

		9,913,816

Indonesia - 0.0%

PT Indosat Tbk	80,000	51,689

Israel - 1.0%

Check Point Software Technologies Ltd.†	370,390	8,363,406

Italy - 4.1%

Eni SpA	490,431	15,017,773
Mediaset SpA#	613,338	7,116,256
UniCredito Italiano SpA	1,400,486	12,945,387

		35,079,416

Japan - 9.6%

Ebara Corp.	149,000	695,281
Hitachi, Ltd.#	379,898	2,656,463
Konica Minolta Holdings, Inc.#†	460,832	5,914,355
Makita Corp.	139,456	5,096,557
Mitsubishi UFJ Financial Group, Inc.	1,339	16,405,779
Nomura Holdings, Inc.	382,168	8,258,731
Shinsei Bank, Ltd.#	1,360,637	7,317,028
Sompo Japan Insurance, Inc.	537,603	7,188,887
Sumitomo Mitsui Financial Group, Inc.#	1,615	15,697,550
Sumitomo Rubber Industries, Ltd.	99,500	1,187,849
Takeda Pharmaceutical Co., Ltd.	169,654	11,638,154
Takuma Co., Ltd.	79,000	477,800

		82,534,434

Mexico - 0.8%

Telefonos de Mexico SA de CV ADR	250,978	7,288,401

Netherlands - 3.5%

ING Groep NV	488,330	20,866,090
Koninklijke (Royal) Philips Electronics NV	111,750	4,086,453
Reed Elsevier NV	291,984	5,147,862

		30,100,405

Norway - 0.5%

Telenor ASA	239,298	4,422,326

Philippines - 0.5%

Philippine Long Distance Telephone Co.	93,500	4,517,358
Philippine Long Distance Telephone Co. ADR	442	21,658

		4,539,016

Russia - 1.0%

Mobile TeleSystems ADR	175,792	9,018,130

Singapore - 2.7%

Flextronics International, Ltd.#†	307,710	3,363,270
Parkway Holdings, Ltd.	21,000	41,201
Singapore Telecommunications, Ltd.#	4,503,999	9,381,861
United Overseas Bank, Ltd.	779,387	10,514,027

		23,300,359

South Korea - 3.7%

Hana Financial Group, Inc.	152,060	8,084,039
Kookmin Bank	119,383	10,676,078
KT Corp. ADR†	176,477	3,967,203
Lotte Shopping Co., Ltd.	5,959	2,155,701
Samsung Electronics Co., Ltd.	11,030	6,682,081

		31,565,102

Spain - 2.5%

Gamesa Corp. Tecnologica SA#	346,350	9,887,335
Repsol YPF SA#	121,611	3,853,548
Telefonica SA	345,609	7,431,743
Telefonica SA ADR	279	17,962

		21,190,588

Sweden - 0.8%

Husqvarna AB†#	185,766	2,867,590
Securitas AB	208,465	3,113,439
Securitas Systems AB†	208,465	686,927

		6,667,956

Switzerland - 1.0%

Ciba Specialty Chemicals AG#	121,850	7,732,545
Lonza Group AG	13,870	1,234,449

		8,966,994

Taiwan - 3.9%

Chunghwa Telecom Co., Ltd. ADR	437,166	8,432,932
Lite-On Technology Corp.	5,223,925	7,511,936
Mega Financial Holding Co., Ltd.	12,605,000	8,384,424
Taishin Financial Holding Co., Ltd.†	7,634,000	3,978,528
Taiwan Semiconductor Manufacturing Co., Ltd.	2,895,302	5,450,312

		33,758,132

Thailand - 0.8%

Advanced Info Service Public Co., Ltd.	2,964,400	6,488,142

United Kingdom - 22.0%

Alliance Boots PLC	784,177	12,131,740
Amvescap PLC	659,489	7,753,757
Aviva PLC	512,576	8,215,649
BP PLC	1,084,565	11,140,792
BP PLC ADR#	180	11,095
British Energy Group PLC†	1,890,093	15,314,117
British Sky Broadcasting Group PLC	1,421,202	15,528,096
Burberry Group PLC	657,675	8,121,855
Centrica PLC	998,538	7,319,255
Compass Group PLC	1,584,714	9,405,963
Electrocomponents PLC	696,642	3,620,287
GlaxoSmithKline PLC	640,895	18,003,922
HSBC Holdings PLC	236,000	4,133,414
Kingfisher PLC	1,940,001	9,563,347
Old Mutual PLC	3,965,983	13,685,136
Pearson PLC	813,617	12,592,707
Reed Elsevier PLC	56,735	659,765
Royal Bank of Scotland Group PLC	268,624	10,569,030
Royal Dutch Shell PLC, Class A	165,970	5,390,655
Royal Dutch Shell PLC, Class B	252,971	8,199,498
Vodafone Group PLC	3,117,189	8,637,197

		189,997,277

Total Common Stock (cost $702,682,352)		770,603,286

PREFERRED STOCK - 1.2%
Brazil - 0.8%

Companhia Vale do Rio Doce ADR	240,032	7,092,945

Cayman Islands - 0.4%

XL Capital, Ltd.#	140,156	3,288,060

Total Preferred Stock (cost $380,188)		10,381,005

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Luxembourg - 0.4%

Repcon Luxembourg SA*	$2,426,000	3,483,979
4.50% due 01/26/11

Total Long-Term Investment Securities
(cost $706,164,788)		784,468,270

SHORT-TERM INVESTMENT SECURITIES - 21.9%
United States - 21.9%

Securities Lending Quality Trust(1)	127,255,517	127,255,517
Federal Home Loan Banks 5.14% due 03/01/07	62,151,000	62,151,000

Total Short-Term Investment Securities
(cost $189,406,517)		189,406,517

TOTAL INVESTMENTS -
(cost $895,571,305) (2)	112.8%	973,874,787
Liabilities in excess of other assets	(12.8)	(110,482,663)

NET ASSETS -	100.0%	$863,392,124

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $13,397,795 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	See Note 4 for cost of investments on a tax basis
(3)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2007. At February 28, 2007, the aggregate value of these securities was $458,772,802 representing 76.3% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Industry Allocation*
Collective Investment Fund	14.7%
Banks-Commercial	10.7
U.S. Government Agencies	7.2
Insurance-Multi-line	6.1
Medical-Drugs	5.1
Oil Companies-Integrated	5.1
Telephone-Integrated	4.1
Real Estate Operations & Development	3.4
Electronic Components-Semiconductors	3.3
Telecom Services	3.2
Cellular Telecom	2.8
Paper & Related Products	2.8
Television	2.6
Diversified Financial Services	1.9
Power Converter/Supply Equipment	1.9
Electric-Generation	1.8
Diversified Manufactured Operations	1.6
Insurance-Life/Health	1.6
Transport-Services	1.6
Multimedia	1.5
Retail-Drug Store	1.4
Containers-Paper/Plastic	1.3
Diversified Operations	1.3
Aerospace/Defense	1.1
Food-Catering	1.1
Medical-Wholesale Drug Distribution	1.1
Retail-Building Products	1.1
Satellite Telecom	1.1
Travel Services	1.1
Chemicals-Speciality	1.0
Coal	1.0
Finance-Investment Banker/Broker	1.0
Internet Security	1.0
Apparel Manufacturers	0.9
Computers-Periphery Equipment	0.9
Electronic Components-Misc.	0.9
Investment Management/Advisor Services	0.9
Diversified Minerals	0.8
Gas-Distribution	0.8
Insurance-Property/Casualty	0.8
Photo Equipment & Supplies	0.7
Publishing-Books	0.7
Athletic Footwear	0.6
Electric-Integrated	0.6
Oil Refining & Marketing	0.6
Semiconductors Components-Integrated Circuits	0.6
Tools-Hand Held	0.6
Auto-Cars/Light Trucks	0.5
Oil Companies-Exploration & Production	0.5
Building-Heavy Construction	0.4
Electronic Parts Distribution	0.4
Metal-Aluminium	0.4
Security Services	0.4
Sovereign	0.4
Transport-Rail	0.4
Consumer Products-Misc.	0.3
Electric Products-Misc.	0.3
Retail-Major Department Stores	0.3
Office Supplies & Forms	0.2
Engineering/R&D Services	0.1
Machinery-Pumps	0.1
Rubber-Tires	0.1

112.8%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.6%
Belgium - 3.7%

Delhaize Group(3)	116,117	$9,652,292
InBev NV(3)	39,376	2,603,072
KBC Groep NV#(3)	28,592	3,468,505

		15,723,869

Bermuda - 1.0%

Accenture Ltd., Class A	123,500	4,408,950

Canada - 3.0%

Algoma Steel, Inc.†	59,100	2,544,190
Canadian National Railway Co. (Toronto)	53,719	2,346,991
Ipsco, Inc.	24,147	2,628,175
Teck Cominco, Ltd.	48,324	3,407,801
Teck Cominco, Ltd., Class B	22,176	1,622,940

		12,550,097

France - 5.3%

Air France-KLM(3)	159,819	6,923,085
Credit Agricole SA#(3)	219,911	8,740,890
Societe Generale#(3)	26,578	4,465,271
Vivendi Universal SA#(3)	60,478	2 ,384,014

		22,513,260

Germany - 6.8%

Allianz SE(3)	57,056	12,283,941
BASF AG(3)	64,190	6,529,595
Deutsche Bank AG	21,960	2,884,281
Salzgitter AG(3)	59,467	7,322,265

		29,020,082

Hong Kong - 1.1%

China Netcom Group Corp. Hong Kong, Ltd.(3)	1,951,000	4,615,156

Ireland - 0.5%

Bank of Ireland(3)	100,864	2,303,248

Italy - 1.2%

UniCredito Italiano SpA(3)	562,659	5,200,936

Japan - 13.8%

Canon, Inc.#(3)	157,200	8,501,254
Fanuc, Ltd.(3)	10,500	935,047
Kawasaki Kisen Kaisha, Ltd.#(3)	323,000	3,201,850
Matsushita Electric Industrial Co., Ltd.(3)	250,000	5,015,549
Mitsubishi Corp. (3)	405,300	9,494,007
Mitsui O.S.K. Lines, Ltd.#(3)	1,056,000	11,878,809
Nissan Motor Co., Ltd.#(3)	615,500	7,072,640
SMC Corp. (3)	18,800	2,515,696
Suzuki Motor Corp.#(3)	362,900	9,932,549

		58,547,401

Netherlands - 1.2%

Koninklijke (Royal) KPN NV(3)	324,341	4,993,851

Norway - 1.2%

Petroleum Geo-Services ASA†(3)	208,900	4,858,597

South Korea - 3.1%

Hynix Semiconductor, Inc.†(3)	75,001	2,506,475
Hyundai Heavy Industries Co., Ltd.(3)	11,890	2,045,028
Hyundai Mipo Dockyard Co., Ltd.(3)	14,242	2,314,990
POSCO(3)	3,690	1,373,610
SK Corp.(3)	60,020	5,123,185

		13,363,288

Sweden - 1.6%

Boliden AB(3)	240,200	5,049,441
SKF AB, Class B(3)	96,266	1,786,257

		6,835,698

Switzerland - 4.5%

Credit Suisse Group(3)	105,902	7,335,240
Roche Holding AG(3)	33,845	6,026,127
Zurich Financial Services AG(3)	20,427	5,826,871

		19,188,238

Taiwan - 0.8%

United Microelectronics Corp.(3)	5,574,394	3,235,307

United Kingdom - 6.8%

Barclays PLC(3)	236,021	3,419,650
Centrica PLC(3)	373,541	2,738,045
Marks & Spencer Group PLC(3)	271,020	3,586,447
Reckitt Benckiser PLC(3)	172,372	8,663,094
Royal Bank of Scotland Group PLC(3)	271,827	10,695,052

		29,102,288

United States - 43.0%

Amgen, Inc.†	77,167	4,958,751
AMR Corp.†	47,400	1,615,866
Atmel Corp.†	270,400	1,498,016
Bank of America Corp.	248,200	12,625,934
Biogen Idec, Inc.†	73,200	3,307,908
Citigroup, Inc.	83,633	4,215,103
Countrywide Financial Corp.	229,833	8,798,007
Embarq Corp.	46,862	2,593,812
Exxon Mobil Corp.	135,354	9,702,175
FirstEnergy Corp.	21,800	1,364,026
Goldman Sachs Group, Inc.	38,500	7,761,600
Grant Prideco, Inc.†	132,600	5,756,166
International Business Machines Corp.	17,100	1,590,471
J.P. Morgan Chase & Co.	99,600	4,920,240
Johnson & Johnson	198,900	12,540,645
Marathon Oil Corp.	121,100	10,988,614
Oracle Corp.†	615,000	10,104,450
Pfizer, Inc.	368,955	9,209,117
PG&E Corp.	77,617	3,602,981
Phelps Dodge Corp.	16,900	2,110,979
Qwest Communications International, Inc.#†	461,324	4,096,557
Sherwin-Williams Co.	37,478	2,494,161
Sierra Health Services, Inc.†	45,474	1,689,814
Sprint Nextel Corp.	507,178	9,778,392
The Bear Stearns Cos., Inc.	17,700	2,694,648
US Bancorp	128,060	4,566,620
Valero Energy Corp.	154,821	8,925,431
Verizon Communications, Inc.	184,300	6,898,349
Washington Mutual, Inc.#	57,100	2,459,868
Watson Pharmaceuticals, Inc.†	196,781	5,187,147
WellPoint, Inc.†	137,900	10,947,881
Whirlpool Corp.#	46,140	4,070,009

		183,073,738

Security Description	Principal Amount	Value (Note 1)
Total Long-Term Investment Securities
(cost $381,199,832)		419,534,004

SHORT-TERM INVESTMENT SECURITIES - 15.5%

Securities Lending Quality Trust(1)	$65,504,971	$65,504,971
United States Treasury Bills 5.03% due 03/29/07	675,000	672,442

Total Short-Term Investment Securities (cost $66,177,413)		66,177,413

Repurchase Agreement - 1.8%
REPURCHASE AGREEMENT - 1.8%

Agreement with Bank of America NA, bearing interest at 5.30% dated 02/28/07 to be repurchased 03/01/07 in the amount of $7,506,105 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.50% due 08/15/08 and having an approximate value of $7,650,103 (cost $7,505,000)	7,505,000	7,505,000

TOTAL INVESTMENTS
(cost $454,882,245)(2)	115.9%	493,216,417
Liabilities in excess of other assets	(15.9)	(67,786,417)

NET ASSETS	100.0%	$425,430,000

†	Non-income producing security
#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
7 Long	S & P 500 Index	March 2007	$2,527,696	$2,465,575	$(62,121)
12 Long	DJ Stoxx 50 Index	March 2007	656,464	649,005	(7,459)
6 Long	FTSE 100 Index	March 2007	725,886	724,107	(1,779)
11 Long	Topix Index	March 2007	1,553,377	1,620,125	66,748

					$(4,611)

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
*AUD 6,897,300	USD 5,447,217	04/18/2007	$19,838
*CHF 13,692,300	USD 11,459,408	03/22/2007	203,303
*EUR 9,944,100	USD 13,272,630	03/22/2007	100,662
*GBP 5,617,200	USD 11,080,417	03/22/2007	47,599
*NOK 22,071,200	USD 3,607,802	03/22/2007	6,102
*SEK 77,016,000	USD 11,267,513	03/22/2007	242,341
*USD 31,329,318	AUD 40,261,000	04/18/2007	351,444
*USD 4,936,773	CAD 5,786,700	04/18/2007	18,035
*USD 4,322,901	CHF 5,344,900	03/22/2007	71,011
*USD 49,237,899	EUR 37,618,700	03/22/2007	591,882
*USD 6,458,760	GBP 3,303,600	03/22/2007	29,885
*USD 14,731,402	JPY 1,753,751,300	05/16/2007	227,313
*USD 8,675,169	NOK 54,050,300	03/22/2007	145,057
*USD 3,508,161	SEK 24,672,100	03/22/2007	23,757

			$2,078,229

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
*AUD 17,844,500	USD 13,836,442	04/18/2007	$(205,121)
*CAD 5,221,900	USD 4,442,972	04/18/2007	(28,231)
*CHF 4,035,000	USD 3,261,192	03/22/2007	(55,883)
*EUR 41,675,400	USD 54,428,049	03/22/2007	(775,243)
*GBP 11,164,900	USD 21,837,161	03/22/2007	(91,969)
*JPY 6,574,798,200	USD 54,889,209	05/16/2007	(1,190,882)
*NOK 27,072,600	USD 4,206,887	03/22/2007	(210,969)
*SEK 7,744,800	USD 1,102,403	03/22/2007	(6,298)
*USD 8,771,824	CAD 10,192,600	04/18/2007	(44,506)
*USD 2,163,430	CHF 2,564,400	03/22/2007	(55,299)
*USD 27,281,708	EUR 20,463,300	03/22/2007	(175,993)
*USD 37,035,581	GBP 18,775,800	03/22/2007	(157,781)
*USD 1,080,392	NOK 6,543,500	03/22/2007	(12,587)
*USD 4,611,909	SEK 31,437,100	03/22/2007	(111,552)

			(3,122,314)

Net Unrealized Appreciation (Depreciation)			$(1,044,085)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD	-	Australian Dollar
CAD	-	Canada Dollar
CHF	-	Swiss Franc
EUR	-	Euro Dollar
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Industry Allocation*
Collective Investment Pool	15.4%
Banks-Commercial	9.7
Telephone-Integrated	7.1
Finance-Investment Banker/Broker	6.3
Oil Companies-Integrated	4.9
Insurance-Multi-line	4.3
Auto-Cars/Light Trucks	4.0
Banks-Super Regional	4.0
Medical-Drugs	3.6
Transport-Marine	3.5
Oil Refining & Marketing	3.3
Steel-Producers	3.3
Medical-HMO	3.0
Medical Products	2.9
Enterprise Software/Service	2.4
Food-Retail	2.3
Import/Export	2.2
Finance-Mortgage Loan/Banker	2.1
Airlines	2.0
Office Automation & Equipment	2.0
Soap & Cleaning Preparation	2.0
Medical-Biomedical/Gene	1.9
Repurchase Agreements	1.8
Chemicals-Diversified	1.5
Oil Field Machinery & Equipment	1.4
Audio/Video Products	1.2
Diversified Minerals	1.2
Electric-Integrated	1.2
Medical-Generic Drugs	1.2
Metal-Diversified	1.2
Oil-Field Services	1.1
Semiconductors Components-Integrated Circuits	1.1
Appliances	1.0
Consulting Services	1.0
Shipbuilding	1.0
Retail-Major Department Stores	0.8
Brewery	0.6
Coatings/Paint	0.6
Electronic Components-Semiconductors	0.6
Gas-Distribution	0.6
Machinery-Electrical	0.6
Multimedia	0.6
Savings & Loans/Thrifts	0.6
Telecom Services	0.6
Metal-Copper	0.5
Transport-Rail	0.5
Computers	0.4
Metal Processors & Fabrication	0.4
Electronic Components-Misc.	0.2
U.S. Government Treasuries	0.2

115.9%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC COMPANY I GLOBAL STRATEGY FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 64.6%
Bermuda - 0.7%

Tyco International, Ltd.	101,165	$3,118,917

Cayman Islands - 2.3%

ACE, Ltd.	57,657	3,238,017
Seagate Technology#	161,636	4,348,009
XL Capital, Ltd., Class A	39,000	2,769,000

		10,355,026

Denmark - 0.6%

Vestas Wind Systems A/S†(1)	52,618	2,441,896

Finland - 2.1%

Stora Enso Oyj, Class R#(1)	293,983	4,825,884
UPM-Kymmene Oyj(1)	168,687	4,383,390

		9,209,274

France - 3.3%

AXA#(1)	119,489	5,060,285
France Telecom SA ADR	153,242	4,152,858
Sanofi-Aventis#(1)	42,982	3,647,484
Suez SA#(1)	32,348	1,560,875

		14,421,502

Germany - 4.1%

Bayerische Motoren Werke AG#(1)	55,255	3,208,620
Deutsche Post AG (Xetra)(1)	144,737	4,616,979
E.ON AG(1)	27,599	3,617,301
Infineon Technologies AG†#	165,670	2,538,064
Siemens AG ADR#	39,400	4,162,216

		18,143,180

Hong Kong - 1.2%

Cheung Kong (Holdings), Ltd.	243,324	2,988,641
Swire Pacific, Ltd., Class A(1)	220,766	2,497,728

		5,486,369

Israel - 0.6%

Check Point Software Technologies†	121,399	2,741,190

Italy - 1.2%

Eni SpA(1)	127,040	3,890,166
Mediaset SpA(1)	113,879	1,321,281

		5,211,447

Japan - 4.2%

Fuji Photo Film Co., Ltd.#(1)	80,707	3,452,918
Hitachi, Ltd.#(1)	477,911	3,341,826
Mitsubishi UFJ Financial Group, Inc.(1)	116	1,421,262
Nintendo Co., Ltd.#(1)	7,124	1,911,116
Nomura Holdings, Inc.(1)	70,806	1,530,133
Sony Corp. ADR	38,857	2,012,016
Sumitomo Mitsui Financial Group, Inc.#(1)	155	1,506,576
Takeda Pharmaceutical Co., Ltd.#(1)	47,679	3,270,748

		18,446,595

Mexico - 0.4%

Telefonos de Mexico SA de CV ADR	52,897	1,536,129

Netherlands - 3.3%

ING Groep NV(1)	119,487	5,105,618
Koninklijke (Royal) Philips Electronics NV(1)	120,676	4,412,858
Reed Elsevier NV	284,434	5,014,750

		14,533,226

Norway - 1.0%

Telenor ASA(1)	241,162	4,456,774

Singapore - 1.5%

DBS Group Holdings, Ltd.(1)	269,397	3,795,497
Singapore Telecommunications, Ltd.(1)	438,000	912,357
Venture Corp., Ltd.(1)	193,962	1,753,717

		6,461,571

South Korea - 2.0%

Kookmin Bank ADR†	33,378	2,981,991
Samsung Electronics Co., Ltd.(1)	7,582	4,593,249
SK Telecom Co., Ltd. ADR	58,720	1,338,816

		8,914,056

Spain - 2.9%

Banco Santander Central Hispano SA#(1)	158,972	2,937,866
Gamesa Corp. Tecnologica SA#(1)	172,747	4,931,449
Repsol YPF SA#(1)	45,337	1,436,616
Telefonica SA ADR	56,803	3,656,977

		12,962,908

Switzerland - 0.4%

Swiss Re(1)	21,942	1,867,904

Taiwan - 0.4%

Chunghwa Telecom Co., Ltd. ADR†	81,664	1,575,298
Lite-On Technology Corp.(1)	15,073	21,675

		1,596,973

United Kingdom - 15.2%

Alliance Boots PLC(1)	139,096	2,151,908
Amvescap PLC(1)	247,529	2,910,253
Aviva PLC(1)	183,960	2,948,540
BAE Systems PLC(1)	378,499	3,230,049
BP PLC(1)	282,105	2,897,819
British Sky Broadcasting Group PLC(1)	391,618	4,278,830
Centrica PLC(1)	272,288	1,995,863
Compass Group PLC(1)	857,950	5,092,304
GlaxoSmithKline PLC(1)	164,866	4,631,390
Group 4 Securicor PLC(1)	855,503	3,087,351
HSBC Holdings PLC(1)	163,853	2,869,798
National Grid PLC(1)	209,043	3,135,564
Old Mutual PLC(1)	442,410	1,526,593
Pearson PLC(1)	206,609	3,197,778
Rentokil Initial PLC(1)	818,313	2,375,542
Rolls-Royce Group PLC†(1)	263,239	2,537,512
Royal Bank of Scotland Group PLC(1)	74,350	2,925,306
Royal Dutch Shell PLC, Class B(1)	123,176	3,992,479
Smiths Group PLC	157,970	3,191,684
Unilever PLC	131,065	3,512,827

Vodafone Group PLC ADR		163,547	4,562,961

			67,052,351

United States - 17.2%

Abbott Laboratories		66,899	3,654,023
AON Corp.		78,710	2,963,431
Boston Scientific Corp.†		182,961	2,984,094
Bristol-Myers Squibb Co.		123,270	3,253,095
Chico’s FAS, Inc.†#		117,200	2,628,796
Comcast Corp.†		171,115	4,354,877
DIRECTV Group, Inc.†#		159,586	3,600,260
Dow Chemical Co.		66,218	2,900,348
El Paso Corp.		344,616	4,955,578
Fannie Mae		28,566	1,620,549
Gap, Inc.		116,950	2,244,271
H&R Block, Inc.		104,215	2,269,803
J.P. Morgan Chase & Co.		87,804	4,337,518
Microsoft Corp.		126,124	3,552,913
Morgan Stanley		17,513	1,312,074
News Corp., Class A		206,437	4,651,026
Oracle Corp.†		132,880	2,183,218
Pfizer, Inc.		160,259	4,000,065
R.R. Donnelley & Sons Co.		58,764	2,126,082
Target Corp.		60,653	3,731,979
Tenet Healthcare Corp.†		332,427	2,270,476
Time Warner, Inc.		194,916	3,966,541
Viacom, Inc., Class B†		90,980	3,551,859
Watson Pharmaceuticals, Inc.†		107,040	2,821,574

			75,934,450

Total Common Stock
(cost $253,346,194)			284,891,738

PREFERRED STOCK - 0.5%
Brazil - 0.5%

Companhia Vale do Rio Doce ADR
(cost $1,634,646)		79,640	2,353,362

FOREIGN GOVERNMENT AGENCIES - 24.3%
Argentina - 0.7%

Republic of Argentina Bonds
5.48% due 08/03/12(2)		4,328,000	3,092,356

Australia - 0.6%

New South Wales Treasury Corp
Government Guar. Notes
8.00% due 03/01/08	AUD	1,524,000	1,220,602
Queensland Treasury Corp.
Government Guar. Notes
8.00% due 09/14/07	AUD	1,845,000	1,466,974

			2,687,576

Austria - 0.1%

Republic of Austria
Senior Notes
5.00% due 07/15/12*	EUR	426,000	592,385

Belgium - 0.0%

Kingdom of Belgium Debentures
7.50% due 07/29/08	EUR	146,000	202,417

Brazil - 1.8%

Notas do Tesouro Nacional
Notes
6.00% due 11/15/09	BRL	1,550,000	1,161,978
Notas do Tesouro Nacional
Notes
6.00% due 05/15/15	BRL	1,700,000	1,202,186
Notas do Tesouro Nacional
Notes
10.00% due 01/01/10	BRL	3,500,000	1,600,384
Notas do Tesouro Nacional
Notes
10.00% due 01/01/12	BRL	5,700,000	2,532,090
Notas do Tesouro Nacional
Notes
10.00% due 01/01/14	BRL	2,950,000	1,279,273

			7,775,911

Canada - 2.4%

Government of Canada
Bonds
4.50% due 09/01/07	CAD	7,208,000	6,170,556
Government of Canada
Bonds
6.00% due 06/01/08	CAD	1,237,000	1,082,904
Government of Canada
Bonds
6.00% due 06/01/11	CAD	3,833,000	3,538,020

			10,791,480

Germany - 0.7%

Kreditanstalt fuer Wiederaufbau
Government Guar. Notes
0.33% due 08/08/11(2)	JPY	330,000,000	2,787,540
Kreditanstalt fuer Wiederaufbau
Government Guar. Notes
8.25% due 09/20/07	ISK	30,700,000	448,009

			3,235,549

Indonesia - 2.7%

Republic of Indonesia
Bonds
10.00% due 10/15/11	IDR	1,200,000,000	134,344
Republic of Indonesia
Bonds
10.75% due 05/15/16	IDR	39,900,000,000	4,521,986
Republic of Indonesia
Bonds
11.00% due 11/15/20	IDR	31,680,000,000	3,581,715
Republic of Indonesia
Bonds
12.00% due 09/15/26	IDR	6,000,000,000	730,434
Republic of Indonesia
Bonds
12.80% due 06/15/21	IDR	11,100,000,000	1,413,832

Republic of Indonesia
Bonds
14.28% due 12/15/13	IDR	10,200,000,000	1,352,032

			11,734,343

Iraq - 0.2%

Republic of Iraq
Bonds
5.80% due 01/15/28*		1,000,000	650,000

Luxembourg - 2.3%

European Investment Bank
Notes
0.33% due 09/21/11(2)	JPY	780,000,000	6,585,819
European Investment Bank
Notes
2.13% due 09/20/07	JPY	439,000,000	3,737,109

			10,322,928

Malaysia - 1.5%

Government of Malaysia
Bonds
3.14% due 12/17/07	MYR	300,000	85,411
Government of Malaysia
Bonds
4.31% due 02/27/09	MYR	5,000,000	1,446,907
Government of Malaysia
Bonds
6.45% due 07/01/08	MYR	12,515,000	3,707,795
Government of Malaysia
Bonds
6.90% due 03/15/07	MYR	5,000,000	1,429,219

			6,669,332

Mexico - 0.7%

United Mexican States
Bonds
8.00% due 12/17/15	MXN	16,000,000	1,432,006
United Mexican States
Bonds
10.00% due 12/05/24	MXN	13,700,000	1,445,812

			2,877,818

New Zealand - 0.7%

Government of New Zealand
Bonds
7.00% due 07/15/09	NZD	4,490,000	3,174,759

Poland - 2.7%

Government of Poland
Bonds
5.75% due 06/24/08	PLN	500,000	171,933
Government of Poland
Bonds
5.75% due 09/23/22	PLN	1,090,000	384,364
Government of Poland
Bonds
6.00% due 05/24/09	PLN	14,950,000	5,200,911
Government of Poland
Bonds
6.25% due 10/24/15	PLN	4,150,000	1,504,650
Government of Poland
Bonds
8.50% due 05/12/07	PLN	12,945,000	4,419,743

			11,681,601

Singapore - 0.6%
Government of Singapore
Bonds
4.00% due 03/01/07	SGD	4,261,000	2,786,606

Slovakia - 1.0%

Republic of Slovakia
Bonds
4.80% due 04/14/09	SKK	800,000	31,038
Republic of Slovakia
Bonds
4.90% due 02/11/14	SKK	109,900,000	4,364,810
Republic of Slovakia
Bonds
4.95% due 03/05/08	SKK	700,000	27,060
Republic of Slovakia
Bonds
5.30% due 05/12/19	SKK	2,200,000	91,574

			4,514,482

South Korea - 2.3%

Republic of South Korea
Bonds
3.75% due 09/10/07	KRW	1,115,000,000	1,176,970
Republic of South Korea
Bonds
4.25% due 09/10/08	KRW	150,000,000	157,813
Republic of South Korea
Bonds
4.50% due 09/09/08	KRW	1,100,000,000	1,161,353
Republic of South Korea
Bonds
4.75% due 03/03/07	KRW	7,100,000,000	7,539,556

			10,035,692

Sweden - 3.0%

Kingdom of Sweden
Bonds
5.50% due 10/08/12	SEK	27,480,000	4,259,941
Kingdom of Sweden
Bonds
6.50% due 05/05/08	SEK	10,000,000	1,477,420
Kingdom of Sweden
Bonds
8.00% due 08/15/07	SEK	52,065,000	7,589,455

			13,326,816

Thailand - 0.3%

Kingdom of Thailand
Bonds
5.00% due 01/12/08	THB	11,960,000	353,404

Kingdom of Thailand
Bonds
5.50% due 08/10/08	THB	19,760,000	589,876
Kingdom of Thailand
Bonds
5.60% due 07/07/07	THB	9,970,000	294,167

			1,237,447

Total Foreign Government Agencies
(cost $103,641,813)			107,389,498

U.S. GOVERNMENT AGENCIES - 1.0%
United States - 1.0%
Federal National Mtg. Assoc.
Notes
1.75% due 03/26/08	JPY	70,000,000	597,976
Federal National Mtg. Assoc.
Senior Notes
2.13% due 10/09/07#	JPY	460,000,000	3,920,023

Total U.S. GOVERNMENT AGENCIES (cost $4,731,216)			4,517,999

RIGHTS - 0.5%
Argentina - 0.5%

Republic of Argentina, Series GDP	EUR	3,655,000	602,187
Expires 12/15/2035 (4)
Republic of Argentina, Series GDP		10,740,000	1,419,828
Expires 12/15/2035 (4)

Total Rights (cost $1,456,049)			2,022,015

Total Long-Term Investment Securities
(cost $364,809,918)			401,174,612

SHORT-TERM INVESTMENT SECURITITES - 18.3%
Foreign Government Agencies - 4.1%
Egypt - 0.6%

Egypt Treasury Bills
7.37% due 03/06/07	EGP	75,000	13,163
Egypt Treasury Bills
7.61% due 03/27/07	EGP	25,000	4,367
Egypt Treasury Bills
7.79% due on 03/27/07	EGP	25,000	4,366
Egypt Treasury Bills
8.68% due on 11/06/07	EGP	700,000	116,032
Egypt Treasury Bills
8.72% due on 11/06/07	EGP	725,000	120,175
Egypt Treasury Bills
8.79% due on 11/20/07	EGP	3,050,000	503,799
Egypt Treasury Bills
8.81% due on 11/20/07	EGP	3,025,000	499,669
Egypt Treasury Bills
8.96% due on 09/25/07	EGP	425,000	71,164
Egypt Treasury Bills
8.98% due on 10/23/07	EGP	675,000	112,267
Egypt Treasury Bills
9.01% due on 08/28/07	EGP	450,000	77,089
Egypt Treasury Bills
9.03% due on 07/31/07	EGP	900,000	152,692
Egypt Treasury Bills
9.08% due on 06/19/07	EGP	450,000	75,856
Egypt Treasury Bills
9.17% due on 01/08/08	EGP	4,700,000	767,268
Egypt Treasury Bills
9.32% due on 09/12/07	EGP	1,000,000	167,870

			2,685,777

Norway - 2.0%

Kingdom of Norway
3.72% due 09/19/07	NOK	16,215,000	2,583,057
Kingdom of Norway
3.91% due 12/19/07	NOK	20,100,000	3,164,740
Kingdom of Norway
3.93% due 12/19/07	NOK	18,090,000	2,848,266

			8,596,063

Sweden - 0.1%

Kingdom of Sweden
3.02% due 12/19/07	SEK	3,800,000	528,516

Thailand - 1.4%

Kingdom of Thailand
4.45% due 12/06/07	THB	49,840,000	1,417,142
Kingdom of Thailand
4.54% due 01/10/08	THB	2,555,000	72,346
Kingdom of Thailand
4.77% due 05/03/07	THB	80,591,000	2,351,464
Kingdom of Thailand
4.81% due 06/07/07	THB	82,000,000	2,381,880
Kingdom of Thailand
4.84% due 08/02/07	THB	1,467,000	42,344

			6,265,176

			18,075,532

U.S. Government Agencies - 1.7%

Federal Home Loan Banks
5.14% due 03/01/07		6,236,000	6,236,000
Fannie Mae Discount Notes
5.18% due 03/01/07		1,281,000	1,281,000

			7,517,000

Collective Investment Pool - 12.5%

Securities Quality Lending Trust(6)
(cost $55,229,874)		55,229,874	55,229,874

Total Short-Term Investment Securities
(cost $79,777,132)			80,822,406

TOTAL INVESTMENTS -
(cost $444,587,050)(5)		109.2%	481,997,018
Liabilities in excess of other assets		(9.2)	(40,550,534)

NET ASSETS -		100.0%	$441,446,484

#	The security or a portion thereof is out on loan

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $1,242,385 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedure at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(4)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	The security is purchased with the cash collateral received from securities loaned

ADR	-	American Depository Receipt

Open Forward Currency Contracts
Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
* USD 5,000	BRL 11,725	02/21/2007	$651
* BRL 11,725	USD 5,611	02/21/2007	39

			$690

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
EUR 363,723	JPY 40,615,125	03/06/2007	(3,619)

Net Unrealized Appreciation (Depreciation)			$(2,929)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Industry Allocation*
Sovereign	27.3%
Collective Investment Pool	12.5
Medical-Drugs	5.1
Insurance-Multi-line	4.3
Banks-Commercial	4.2
Multimedia	3.5
Oil Companies-Integrated	2.8
U.S. Government Agencies	2.7
Diversified Manufactured Operations	2.4
Paper & Related Products	2.1
Telephone-Integrated	2.1
Cable TV	1.8
Power Converter/Supply Equipment	1.7
Electronic Components-Semiconductors	1.6
Finance-Investment Banker/Broker	1.6
Telecom Services	1.6
SupraNational	1.5
Electronic Components-Misc.	1.4
Aerospace/Defense	1.3
Cellular Telecom	1.3
Television	1.3
Electric-Integrated	1.2
Food-Catering	1.2
Pipelines	1.1
Publishing-Books	1.1
Retail-Apparel/Shoe	1.1
Computers-Memory Devices	1.0
Transport-Services	1.0
Applications Software	0.8
Electric Products-Misc.	0.8
Food-Misc.	0.8
Photo Equipment & Supplies	0.8
Retail-Discount	0.8
Auto-Cars/Light Trucks	0.7
Chemicals-Diversified	0.7
Electric-Distribution	0.7
Electronic Security Devices	0.7
Insurance Brokers	0.7
Investment Management/Advisor Services	0.7
Medical Instruments	0.7
Real Estate Operations & Development	0.7
Diversified Operations	0.6
Internet Security	0.6
Medical-Generic Drugs	0.6
Audio/Video Products	0.5
Commercial Services-Finance	0.5
Diversified Minerals	0.5
Diversified Operations/Commercial Services	0.5
Enterprise Software/Service	0.5
Gas-Distribution	0.5
Medical-Hospitals	0.5
Printing-Commercial	0.5
Retail-Drug Store	0.5
Finance-Mortgage Loan/Banker	0.4
Insurance-Reinsurance	0.4
Toys	0.4
Insurance-Life/Health	0.3

109.2%

*	Calculated as a percentage of net assets

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EGP	-	Egyptian Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
ISK	-	Iceland Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
SKK	-	Slovakian Koruna
THB	-	Thailand Baht
USD	-	United States Dollar

See Notes to Portfolio of Investments

VALIC COMPANY I GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CORPORATE BONDS & NOTES - 6.1%
Banks-Commercial - 4.7%

American Express Centurion Bank Notes 5.48% due 11/16/09(1)	$2,000,000	$2,005,578
HSBC Bank USA Sub. Notes 5.63% due 08/15/35#	1,000,000	979,814
Suntrust Bank Sub. Notes 5.20% due 01/17/17	2,000,000	1,974,188

		4,959,580

Diversified Financial Services - 0.5%

General Electric Capital Corp. Notes 6.00% due 06/15/12	500,000	521,140

Finance-Investment Banker/Broker - 0.9%

Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	1,018,867

Total Corporate Bonds & Notes
(cost $6,534,095)		6,499,587

FOREIGN CORPORATE BONDS & NOTES - 5.8%
Banks-Money Center - 1.0%

HBOS Treasury Services PLC Senior Notes 5.25% due 02/21/17*	1,000,000	1,014,836

Banks-Special Purpose - 1.9%

Landwirtschaftliche Rentenbank Foreign Govt. Guar. 5.13% due 02/01/17#	1,000,000	1,016,502
Svensk Exportkredit AB Series GMTN 4.88% due 09/29/11	1,000,000	1,002,924

		2,019,426

Finance-Commercial - 1.0%

Eksportfinans A/S Notes 5.00% due 02/14/12	1,000,000	1,006,316

Oil Companies-Integrated - 1.9%

Shell International Finance BV Guar. Notes 5.63% due 06/27/11#	2,000,000	2,055,266

Total Foreign Corporate Bonds & Notes
(cost $5,990,881)		6,095,844

FOREIGN GOVERNMENT AGENCIES - 1.6%
Regional Authority - 0.6%

Province of New Brunswick Canada Bonds 5.20% due 02/21/17	658,000	669,142

Sovereign - 1.0%

Italy Government International Bond Senior Notes 5.25% due 09/20/16	1,000,000	1,020,132

Total Foreign Government Agencies
(cost $1,655,570)		1,689,274

U.S. GOVERNMENT AGENCIES - 55.4%
Federal Farm Credit Bank - 3.8%

4.88% due 12/16/15	2,000,000	1,998,310
4.88% due 01/17/17	1,000,000	996,017
5.00% due 10/23/09	1,000,000	1,003,768

		3,998,095

Federal Home Loan Bank - 15.0%

3.50% due 05/15/07	4,000,000	3,985,408
4.25% due 09/12/08#	1,000,000	991,939
4.75% due 09/11/15	1,000,000	987,756
4.88% due 11/27/13	2,000,000	2,006,120
5.00% due 02/20/09	940,000	943,231
5.15% due 01/16/09	1,000,000	998,638
5.38% due 11/20/09	2,000,000	1,999,190
5.38% due 08/19/11#	2,000,000	2,044,518
5.38% due 06/14/13	1,000,000	1,029,714
5.75% due 08/07/09	1,000,000	1,001,708

		15,988,222

Federal Home Loan Mtg. Corp. - 17.9%

4.35% due 06/02/08	2,000,000	1,985,916
4.45% due 03/06/08	1,000,000	994,307
4.50% due 09/01/19	972,349	942,964
4.75% due 11/17/15	3,000,000	2,971,470
5.00% due 01/16/09#	1,000,000	1,002,684
5.00% due 12/14/18	1,000,000	985,959
5.00% due 10/01/34	686,342	667,397
5.25% due 11/20/09	1,000,000	998,449
5.25% due 10/06/11	2,000,000	1,997,652
5.34% due 12/01/35(1)	231,723	232,145
5.45% due 09/02/11	1,000,000	1,001,852
5.50% due 12/01/36	671,458	666,320
5.75% due 01/15/12	2,000,000	2,079,122
6.00% due 05/12/16	1,000,000	1,017,714
6.00% due 11/01/33	930,756	942,404
6.50% due 02/01/32	398,686	409,522
7.50% due 09/01/16	106,791	110,862
8.00% due 02/01/30	10,893	11,454
8.00% due 08/01/30	2,167	2,279
8.00% due 06/01/31	9,460	9,948
8.25% due 04/01/17	26	28

		19,030,448

Federal National Mtg. Assoc. - 13.0%

4.25% due 08/15/10#	2,000,000	1,967,038
4.81% due 11/01/34(1)	206,026	203,457
4.82% due 02/01/35(1)	45,881	45,499
5.00% due 02/16/12#	752,000	757,640
5.00% due 02/01/19	877,443	867,954
5.00% due 12/01/36	896,830	870,624
5.13% due 12/18/09	2,000,000	1,994,176
5.25% due 08/01/12#	1,000,000	1,013,383
5.35% due 01/01/36(1)	91,915	92,032
5.38% due 03/02/12	2,790,000	2,796,975
5.50% due 12/01/33	451,812	449,220
5.50% due 10/01/34	785,091	780,124
6.00% due 05/15/11#	1,000,000	1,044,577
6.00% due 06/01/35	404,516	408,312
6.50% due 02/01/17	143,599	147,118
6.50% due 07/01/32	85,035	87,311
7.00% due 09/01/31	164,730	170,349
7.50% due 03/01/32	105,695	109,931
11.50% due 09/01/19	508	557
12.00% due 01/15/16	214	241

12.50% due 09/20/15	428	474
13.00% due 11/01/15	1,221	1,353
14.50% due 11/15/14	301	340

		13,808,685

Government National Mtg. Assoc. - 0.6%

6.00% due 01/15/32	210,063	213,727
6.50% due 08/15/31	356,104	366,571
7.50% due 02/15/29	8,994	9,382
7.50% due 07/15/30	910	949
7.50% due 01/15/31	10,299	10,739
7.50% due 02/15/31	12,392	12,921

		614,289

Tennessee Valley Authority - 3.2%

Tennessee Valley Authority 4.75% due 08/01/13	3,400,000	3,376,894

Total U.S. Government Agencies
(cost $56,653,824)		56,816,633

U.S. GOVERNMENT TREASURIES - 27.6%
United States Treasury Bonds - 12.2%

United States Treasury Bonds
6.25% due 08/15/23#	2,000,000	2,333,282
6.63% due 02/15/27#	1,000,000	1,236,172
7.50% due 11/15/16#	1,000,000	1,225,273
7.88% due 02/15/21#	3,000,000	3,950,157
8.75% due 08/15/20#	1,000,000	1,396,797
United States Treasury Bonds TIPS 2.00% due 01/15/26#	2,011,541	1,939,015
United States Treasury Bonds STRIP zero coupon due 08/15/24	2,040,000	880,776

		12,961,472

United States Treasury Notes - 15.4%

United States Treasury Notes
2.75% due 08/15/07#	3,000,000	2,968,710
3.25% due 08/15/07#	3,000,000	2,975,742
4.00% due 09/30/07#	2,000,000	1,988,046
4.00% due 02/15/15#	1,000,000	963,594
4.25% due 10/31/07#	4,000,000	3,980,468
4.25% due 08/15/13#	1,000,000	985,703
4.25% due 08/15/15#	1,000,000	978,984
4.75% due 02/15/10#	1,000,000	1,005,469
4.75% due 02/15/37#	500,000	506,406

		16,353,122

Total U.S. Government Treasuries
(cost $28,967,100)		29,314,594

Total Long-Term Investment Securities
(cost $99,801,470)		100,415,932

SHORT-TERM INVESTMENT SECURITIES - 14.0%
Collective Investment Pool - 14.0%

Securities Quality Lending Trust
(cost $14,908,139)(2)	14,908,139	14,908,139

REPURCHASE AGREEMENT - 4.6%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $4,906,657 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.83%, due 09/17/10 and having an approximate value of $5,053,442 (cost $4,906,000)	$4,906,000	4,906,000

TOTAL INVESTMENTS
(cost $119,615,609)(3)	113.2%	120,230,071
Liabilities in excess of other assets	(13.2)	(13,973,758)

NET ASSETS	100.0%	$106,256,313

#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $1,014,836 representing 0.96% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

TIPS  -  Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Prinicipal Amount	Value (Note 1)
COMMON STOCK - 96.1%
Aerospace/Defense - 1.0%

Boeing Co.	16,500	$1,439,955

Aerospace/Defense-Equipment - 2.1%

Alliant Techsystems, Inc.†#	16,100	1,393,455
United Technologies Corp.	23,000	1,509,490

		2,902,945

Airlines - 1.0%

Southwest Airlines Co.	89,000	1,346,570

Applications Software - 2.0%

Microsoft Corp.	98,400	2,771,928

Banks-Super Regional - 5.6%

Bank of America Corp.	56,200	2,858,894
Wachovia Corp.	51,500	2,851,555
Wells Fargo & Co.	62,500	2,168,750

		7,879,199

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	34,400	2,172,360

Beverages-Wine/Spirits - 1.4%

Constellation Brands, Inc., Class A†	87,000	2,041,020

Cable TV - 1.4%

Comcast Corp., Class A†	75,600	1,944,432

Chemicals-Diversified - 1.1%

Dow Chemical Co.	36,300	1,589,940

Computers - 2.3%

Hewlett-Packard Co.	34,500	1,358,610
International Business Machines Corp.	19,700	1,832,297

		3,190,907

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	10,000	0

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	45,600	2,895,144

Distribution/Wholesale - 1.0%

WESCO International, Inc.†	21,900	1,461,387

Diversified Manufactured Operations - 6.5%

3M Co.	27,600	2,044,608
Dover Corp.	44,100	2,107,539
General Electric Co.	105,500	3,684,060
Textron, Inc.	15,700	1,448,953

		9,285,160

E-Commerce/Services - 1.1%

eBay, Inc.†	48,200	1,545,292

Electric-Integrated - 2.2%

Duke Energy Corp.	75,700	1,490,533
Exelon Corp.	25,300	1,668,029

		3,158,562

Electronic Components-Semiconductors - 2.4%

Intel Corp.	101,600	2,016,760
Texas Instruments, Inc.	44,600	1,380,816

		3,397,576

Enterprise Software/Service - 1.4%

Oracle Corp.†	124,600	2,047,178

Finance-Credit Card - 1.6%

American Express Co.	39,300	2,234,991

Finance-Investment Banker/Broker - 9.7%

Bear Stearns Cos., Inc.	17,000	2,588,080
Citigroup, Inc.	79,800	4,021,920
J.P. Morgan Chase & Co.	61,800	3,052,920
Morgan Stanley	26,400	1,977,888
TD Ameritrade Holding Corp.†#	130,600	2,089,600

		13,730,408

Finance-Mortgage Loan/Banker - 1.0%

Fannie Mae	25,900	1,469,307

Food-Misc. - 1.1%

General Mills, Inc.	27,000	1,521,720

Medical Instruments - 1.0%

Medtronic, Inc.	27,600	1,389,936

Medical Products - 1.4%

Johnson & Johnson	32,200	2,030,210

Medical-Biomedical/Gene - 3.3%

Amgen, Inc.†	19,200	1,233,792
Genzyme Corp.†	32,600	2,014,680
MedImmune, Inc.†	45,200	1,442,332

		4,690,804

Medical-Drugs - 3.8%

Abbott Laboratories	31,100	1,698,682
Novartis AG ADR#	24,800	1,374,664
Pfizer, Inc.	94,000	2,346,240

		5,419,586

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	41,300	2,155,860

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.	20,000	1,401,800

Metal-Aluminum - 0.8%

Alcoa, Inc.	33,300	1,112,553

Multimedia - 1.6%

News Corp., Class A	100,900	2,273,277

Networking Products - 1.5%

Cisco Systems, Inc.†	82,600	2,142,644

Oil Companies-Integrated - 6.0%

Chevron Corp.	30,300	2,078,883
ConocoPhillips	32,300	2,113,066
Exxon Mobil Corp.	60,600	4,343,808

		8,535,757

Oil Refining & Marketing - 1.8%

Valero Energy Corp.	43,300	2,496,245

Oil-Field Services - 3.2%

Schlumberger, Ltd.	36,100	2,267,080
Smith International, Inc.#	54,500	2,234,500

		4,501,580

Paper & Related Products - 1.1%

International Paper Co.	43,800	1,577,238

Publishing-Newspapers - 1.5%

Dow Jones & Co., Inc.#	59,800	2,156,388

Retail-Building Products - 2.3%

Home Depot, Inc.	42,400	1,679,040
Lowe’s Cos., Inc.	48,700	1,585,672

		3,264,712

Retail-Discount - 1.6%

Target Corp.	37,700	2,319,681

Retail-Office Supplies - 1.5%

Staples, Inc.	82,800	2,154,456

Telecom Services - 1.5%

BCE, Inc.#	82,900	2,173,638

Telephone-Integrated - 4.0%

AT&T, Inc.	75,600	2,782,080
Verizon Communications, Inc.	77,900	2,915,797

		5,697,877

Tobacco - 1.6%

Altria Group, Inc.	26,700	2,250,276

Transport-Services - 1.0%

United Parcel Service, Inc., Class B	19,200	1,347,648

Web Portals/ISP - 1.7%

Yahoo!, Inc.†	76,200	2,351,532

Wireless Equipment - 2.0%

Motorola, Inc.	76,600	1,418,632
QUALCOMM, Inc.	36,700	1,478,276

		2,896,908

Total Long-Term Investment Securities
(cost $130,059,822)		136,366,587

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Collective Investment Pool - 8.0%

Securities Quality Lending Trust(4)
(cost $11,361,607)	11,361,607	11,361,607

REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co., Joint Repurchase Agreement (5)
(cost $2,483,000)	$2,483,000	2,483,000

TOTAL INVESTMENTS
(cost $143,904,429) (6)	105.9%	150,211,194
Liabilities in excess of other assets	(5.9)	(8,369,072)

NET ASSETS	100.0%	$141,842,122

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Growth & Income Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	10/14/04	10,000	$0	$0	$0.00	0.00%

(4)		The security is purchased with the cash collateral received from securities loaned.
(5)		See Note 2 for details of Joint Repurchase Agreement.
(6)		See Note 4 for cost of investments on a tax basis.
ADR	-	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I HEALTH SCIENCES FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 101.0%
Agricultural Operations - 0.8%

Monsanto Co.	27,000	$1,422,630

Chemicals-Specialty - 0.4%

Symyx Technologies, Inc.†	46,400	775,344

Diagnostic Equipment - 1.4%

Cytyc Corp.†	5,000	151,500
Gen-Probe, Inc.†	28,900	1,387,778
Home Diagnostics, Inc.†	11,000	127,930
Immucor, Inc.†	31,100	924,914

		2,592,122

Diagnostic Kits - 0.7%

Dade Behring Holdings, Inc.	29,400	1,204,224
OraSure Technologies, Inc.†	5,500	43,780

		1,248,004

Dialysis Centers - 2.3%

DaVita, Inc.†	39,500	2,154,725
Fresenius AG(4)	17,520	1,262,825
Fresenius Medical Care AG(4)	6,000	850,697

		4,268,247

Disposable Medical Products - 0.2%

C.R. Bard, Inc.	5,500	438,900

Drug Delivery Systems - 1.3%

Alkermes, Inc.†	131,600	2,158,240
Insite Vision, Inc.†	117,700	177,727

		2,335,967

Finance-Other Services - 0.1%

Pharmaceutical HOLDRs Trust	3,100	238,638

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	7,700	599,137

Health Care Cost Containment - 1.0%

McKesson Corp.	32,900	1,834,504

Instruments-Scientific - 0.0%

Thermo Fisher Scientific, Inc.†	600	27,162

Insurance-Life/Health - 1.3%

CIGNA Corp.	16,800	2,394,000

Insurance-Multi-line - 0.4%

Assurant, Inc.	14,300	764,335

Internet Content-Information/News - 0.1%

WebMD Health Corp.†	1,800	96,822

Medical Information Systems - 0.4%

Allscripts Heathcare Solutions, Inc.†	5,500	148,940
Cerner Corp.†	13,000	677,430

		826,370

Medical Instruments - 4.1%

Boston Scientific Corp.†	63,200	1,030,792
Conceptus, Inc.	65,100	1,222,578
Edwards Lifesciences Corp.†	19,100	963,977
Medtronic, Inc.	24,400	1,228,784
Micrus Endovascular Corp.†	2,800	57,960
St. Jude Medical, Inc.	63,900	2,533,635
Stereotaxis, Inc.†	51,200	589,312

		7,627,038

Medical Labs & Testing Services - 0.6%

Covance, Inc.†	3,800	234,308
Laboratory Corp. of America Holdings	12,200	972,950

		1,207,258

Medical Laser Systems - 0.3%

LCA-Vision, Inc.	10,900	475,240

Medical Products - 6.2%

Accuray, Inc.	6,300	160,524
Baxter International, Inc.	41,500	2,075,415
Becton, Dickinson & Co.	6,400	486,336
Cerus Corp.	55,800	297,972
EPIX Pharmaceuticals, Inc.	32,500	218,400
Henry Schein, Inc.†	26,400	1,377,288
Johnson & Johnson	17,800	1,122,290
Nobel Biocare Holding AG(4)	6,656	2,200,713
Phonak Holding AG(4)	5,500	415,940
Stryker Corp.	19,100	1,184,582
Zimmer Holdings, Inc.†	24,200	2,040,786

		11,580,246

Medical-Biomedical/Gene - 17.2%

Affymetrix, Inc.†	4,000	102,920
Alexion Pharmaceuticals, Inc.†	70,900	2,614,792
Amgen, Inc.	77,700	4,993,002
Applera Corp. - Celera Genomics Group†	37,800	525,798
Basilea Pharmaceutica(4)	2,900	626,553
BioCryst Pharmaceuticals, Inc.†	71,700	724,887
Biogen Idec, Inc.†	13,600	614,584
BioMimetic Therapeutics, Inc.	7,700	127,127
BioSphere Medical, Inc.†	55,600	380,304
Celgene Corp.	35,700	1,902,810
Cell Genesys, Inc.†	35,300	114,372
Cougar Biotechnology, Inc.	4,300	75,250
deCode Genetics, Inc.†	105,900	413,010
Dyadic International, Inc.	22,800	125,582
Encysive Pharmaceuticals, Inc.†	8,300	28,801
Exelixis, Inc.†	84,600	851,922
Genentech, Inc.	65,000	5,484,050
Genmab AS(4)	1,200	71,184
Genzyme Corp.†	10,500	648,900
Human Genome Sciences, Inc.†	38,400	422,400
Illumina, Inc.†	29,400	987,546
Incyte Corp.†	179,400	1,149,954
Integra LifeSciences Holdings†	500	21,025
InterMune, Inc.†	20,400	618,528
Invitrogen Corp.†	8,300	524,975
Martek Biosciences Corp.†	29,000	655,980
Maxygen, Inc.†	22,900	252,587
MedImmune, Inc.†	45,700	1,458,287
Momenta Pharmaceuticals, Inc.†	21,300	261,138
Myriad Genetics, Inc.†	11,300	378,098
Nektar Therapeutics†	27,300	323,778
Panacos Pharmaceuticals, Inc.	24,700	106,210
PDL BioPharma, Inc.†	74,200	1,416,478
Qiagen NV†	58,900	965,371
Tercica, Inc.†	63,100	328,120
Vertex Pharmaceuticals, Inc.†	52,894	1,623,317

		31,919,640

Medical-Drugs - 26.0%

Abbott Laboratories	10,500	573,510

Acadia Pharmaceuticals, Inc.†	37,200	258,912
Advanced Life Sciences Holdings, Inc.	27,700	82,546
Allergan, Inc.	9,000	1,005,390
Array Biopharma, Inc.†	23,900	280,347
Astellas Pharma, Inc.(4)	16,200	710,024
Bristol-Myers Squibb Co.	5,900	155,701
Cadence Pharmaceuticals, Inc.	13,700	195,362
Cephalon, Inc.†	90,100	6,404,308
Chugai Pharmaceutical Co., Ltd.(4)	70,800	1,750,333
CombinatoRx, Inc.	43,915	358,346
Cubist Pharmaceuticals, Inc.†	82,500	1,652,475
Elan Corp. PLC ADR†	186,000	2,406,840
Eli Lilly & Co.	40,300	2,121,392
Forest Laboratories, Inc.†	2,900	150,104
GlaxoSmithkline Pharmaceuticals, Ltd.(4)	20,400	539,864
GlaxoSmithKline PLC(4)	29,700	834,328
Idenix Pharmaceuticals, Inc.†	40,000	380,400
Infinity Pharmaceuticals, Inc.	35,950	472,383
Ipsen SA(4)	25,400	1,158,339
Medicis Pharmaceutical Corp., Class A	7,700	279,972
Merck & Co., Inc.	8,400	370,944
New River Pharmaceuticals, Inc.†	21,500	1,359,875
Newron Pharmaecuticals SpA	6,900	339,678
Novartis AG ADR	23,700	1,313,691
Novo-Nordisk A/S(4)	4,500	387,039
OSI Pharmaceuticals, Inc.†	82,996	2,871,662
Pfizer, Inc.	44,960	1,122,202
Pharmion Corp.†	8,400	219,912
Poniard Pharmaceuticals, Inc.	45,637	269,715
Roche Holding AG(4)	22,755	4,051,545
Sanofi-Aventis(4)	2,800	237,610
Sawai Pharmaceutical co., Ltd.(4)	5,700	245,839
Schering-Plough Corp.	75,800	1,779,784
Sepracor, Inc.(1)	60,800	3,195,648
Shire PLC(4)	30,200	638,244
Shire PLC ADR	20,500	1,321,635
Takeda Pharmaceutical Co., Ltd.(4)	6,300	432,176
UCB SA(4)	18,668	1,206,427
Valeant Pharmaceuticals International	80,800	1,448,744
ViroPharma, Inc.†	22,500	360,000
Wyeth	58,882	2,880,507
Xenoport, Inc.	18,800	484,664

		48,308,417

Medical-Generic Drugs - 1.5%

Barr Pharmaceuticals, Inc.†	21,100	1,118,300
Teva Pharmaceutical Industries, Ltd. ADR	32,182	1,144,392
Towa Pharmaceutical Co., Ltd.(4)	14,700	527,349

		2,790,041

Medical-HMO - 8.8%

Aetna, Inc.	63,400	2,806,718
Centene Corp.†	46,400	1,119,168
Coventry Health Care, Inc.†	21,850	1,189,077
Health Net, Inc.†	26,300	1,406,261
Humana, Inc.†	28,900	1,729,376
UnitedHealth Group, Inc.	81,400	4,249,080
WellPoint, Inc.	47,600	3,778,964

		16,278,644

Medical-Hospitals - 1.6%

Community Health Systems, Inc.†	11,000	409,750
LifePoint Hospitals, Inc.†	32,400	1,185,840
Symbion, Inc.†	24,000	501,120
Triad Hospitals, Inc.	2,200	107,910
United Surgical Partners International, Inc.†	26,100	797,094

		3,001,714

Medical-Nursing Homes - 0.7%

Manor Care, Inc.	23,800	1,275,204

Medical-Wholesale Drug Distribution - 1.3%

A&D Pharma Holding NV GDR	60,100	994,167
Cardinal Health, Inc.	19,200	1,345,728

		2,339,895

Optical Supplies - 0.9%

Alcon, Inc.	14,200	1,769,604

Patient Monitoring Equipment - 0.0%

Aspect Medical Systems, Inc.†	5,700	92,055

Pharmacy Services - 6.0%

Caremark Rx, Inc.	44,700	2,753,073
Express Scripts, Inc.†	26,300	1,983,283
HealthExtras, Inc.†	50,500	1,338,250
Medco Health Solutions, Inc.	28,400	1,920,124
National Medical Health Card Systems, Inc.	20,100	283,008
Omnicare, Inc.	67,500	2,803,950

		11,081,688

Real Estate Investment Trusts - 0.2%

Ventas, Inc.	9,300	426,219

Respiratory Products - 1.1%

ResMed, Inc.†	32,900	1,571,962
Respironics, Inc.†	12,300	503,931

		2,075,893

Retail-Drug Store - 1.2%

CVS Corp.	52,900	1,661,589
Walgreen Co.	10,800	482,868

		2,144,457

Retirement/Aged Care - 0.5%

Sunrise Senior Living, Inc.†	23,800	932,722

Therapeutics - 12.1%

Alexza Pharmaceuticals, Inc.†	29,100	291,582
Altus Pharmaceuticals, Inc.†	21,000	342,930
Amylin Pharmaceuticals, Inc.†	31,800	1,237,338
AtheroGenics, Inc.†	20,100	219,693
BioMarin Pharmaceutical, Inc.†	10,700	182,221
CV Therapeutics, Inc.†	31,200	398,424
Favrille, Inc.†	12,400	32,364
Favrille, Inc.	44,100	115,101
Gilead Sciences, Inc.	130,600	9,345,736
Grifola SA(4)	67,800	1,039,455
ImClone Systems, Inc.†	11,900	342,839
Medarex, Inc.†	8,200	112,176

Medicines Co.†	93,200	2,513,604
MGI Pharma, Inc.†	89,400	1,897,068
Neurocrine Biosciences, Inc.†	29,700	374,517
Onyx Pharmaceuticals, Inc.†	37,000	971,250
Theravance, Inc.†	50,400	1,625,400
Transition Therapeutics, Inc.	40,700	74,468
Trimeris, Inc.†	49,200	562,356
Trubion Pharmaceuticals, Inc.	7,800	141,024
United Therapeutics Corp.†	4,800	269,760
Vanda Pharmaceuticals, Inc.	4,900	117,894
Warner Chilcott, Ltd., Class A†	15,300	227,664

		22,434,864

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.	6,900	89,010

Total Common Stock
(cost $163,390,222)		187,712,031

WARRANTS - 0.1%
Medical-Biomedical/Gene - 0.0%

Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33) †(1)(2)	4,560	0

Medical-Drugs - 0.1%

Poniard Pharmaceuticals, Inc. Expires 12/03/08 (Strike price $6.00)+(1)(2)	2000	0
Poniard Pharmaceuticals, Inc. Expires 01/31/11 (Strike price $0.77) †(1)(2)	67,560	87,152

		87,152

Therapeutics - 0.0%

Favrille, Inc. Expires 03/07/11 (Strike price $5.26) †(1)(2)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23) †(1)(2)	15,000	11,046

		11,046

Total Warrants
(cost $2,304)		98,198

CALL OPTIONS-PURCHASED - 0.0%

New River Pharmaceuticals, Inc. Jun 07 (Strike price $60.00)	11	3,850

PUT OPTIONS-PURCHASED - 0.0%

Cephalon, Inc. Apr 07 (Strike price $70.00)	159	47,700

Total Long-Term Investment Securities
(cost $163,432,515)		187,861,779

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Company - 0.6%

T. Rowe Price Reserve Investment Fund
(cost $1,045,752)	1,045,752	1,045,752

TOTAL INVESTMENTS
(cost $164,478,267)(3)	101.7%	188,907,531
Liabilities in excess of other assets	(1.7)	(3,072,633)

NET ASSETS	100.0%	$185,834,898

†	Non-income producing security
(1)	Illiquid security
(2)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Dade Behring Holdings, Inc. (Call Option) Aug 2007 Strike price $45.00	01/18/2007	27	$5,675	$3,780	$1.40	0.00%
Dyadic International, Inc. (Warrant) Expires 05/30/10; Strike price $6.33	12/01/2006	4,560	0	0	0	0.00%
Favrille, Inc. (Warrant) Expires 03/07/11; Strike price $5.26	03/09/2006	15,435	1,929	0	0	0.00%
Mannkind Corp. (Warrant) Expires 08/05/10; Strike price $12.23	08/05/2005	15,000	375	11,046	0.74	0.01%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 12/03/08; Strike price $6.00	12/05/2003	2,000	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 01/31/11; Strike price $0.77	02/01/2006	5,994	8,391
	04/26/2006	61,566	0

		67,560	8,391	87,152	1.29	0.05%

				101,978		0.06%

(3)		See Note 1 for cost of investments on a tax basis.
(4)		Security was valued using fair value procedures at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt

See Notes to Portfolio of Investments

Open call options contract written at February 28, 2007 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2007	Unrealized Appreciation (Depreciation)
Aetna, Inc.	Apr-07	$45.00	82	$16,153	$13,120	$3,033
Alcon, Inc.	May-07	120.00	17	12,274	15,470	(3,196)
Alcon, Inc.	May-07	115.00	54	28,457	69,660	(41,203)
Alcon, Inc.	Jan-08	150.00	53	28,990	21,730	7,260
Allergan, Inc.	Apr-07	120.00	27	9,567	2,970	6,597
Allergan, Inc.	Jul-07	120.00	27	17,121	11,610	5,511
Allergan, Inc.	Jan-08	125.00	33	28,115	22,110	6,005
Amgen, Inc.	Apr-07	70.00	53	6,201	3,180	3,021
Amylin Pharmaceuticals, Inc.	Apr-07	45.00	54	7,130	1,890	5,240
Amylin Pharmaceuticals, Inc.	Jul-07	55.00	54	9,487	810	8,677
Amylin Pharmaceuticals, Inc.	Jul-07	45.00	54	16,096	8,100	7,996
Caremark Rx, Inc.	Jun-07	55.00	188	27,333	146,640	(119,307)
Celgene Corp.	Apr-07	65.00	56	10,809	2,240	8,569
Celgene Corp.	Apr-07	55.00	82	14,924	20,090	(5,166)
Celgene Corp.	Jul-07	65.00	81	22,333	12,555	9,778
Cephalon, Inc.	Aug-07	85.00	27	6,249	4,050	2,199
Cephalon, Inc.	Mar-07	70.00	74	30,546	18,870	11,676
Cephalon, Inc.	May-07	85.00	113	18,885	6,215	12,670
Cephalon, Inc.	May-07	80.00	164	40,907	22,960	17,947
Cephalon, Inc.	Aug-07	90.00	27	3,837	2,025	1,812
Cigna Corp.	Jul-07	145.00	53	24,059	39,220	(15,161)
CVS Corp.	May-07	30.00	203	28,710	51,765	(23,055)
Dade Behring Holdings, Inc.(2)	Aug-07	45.00	27	5,675	3,780	1,895
Davita, Inc.	Jul-06	60.00	27	5,724	3,510	2,214
Davita, Inc.	Jul-07	65.00	81	8,667	3,240	5,427
Express Scripts, Inc.	May-07	65.00	26	11,825	31,460	(19,635)
Genentech, Inc.	Jun-07	85.00	108	46,116	48,600	(2,484)
Genentech, Inc.	Jun-07	100.00	27	3,699	1,215	2,484
Genentech, Inc.	Jun-07	95.00	134	31,254	14,070	17,184
Genentech, Inc.	Sep-07	100.00	43	12,137	6,450	5,687
Genentech, Inc.	Jan-08	110.00	54	11,718	6,480	5,238
Genentech, Inc.	Jan-08	100.00	28	14,301	8,400	5,901
Gilead Sciences, Inc.	May-07	80.00	55	6,458	5,775	683
Gilead Sciences, Inc.	May-07	75.00	17	18,914	4,165	14,749
Humana, Inc.	May-07	65.00	71	10,457	12,780	(2,323)
Immucor Corp.	Jun-07	35.00	54	14,670	4,860	9,810
InterMune, Inc.	Jan-08	35.00	55	17,427	25,850	(8,423)
Invitrogen	Aug-07	75.00	28	5,446	2,660	2,786
Lifepoint Hospitals, Inc.	May-07	35.00	81	11,250	23,895	(12,645)
Medco Health Solutions, Inc.	Apr-07	65.00	52	5,304	23,920	(18,616)
Medco Health Solutions, Inc.	Jan-08	70.00	26	6,357	17,940	(11,583)
Medicines Co.	Mar-07	30.00	78	13,884	1,170	12,714
Medicines Co.	Jul-07	35.00	109	18,379	10,355	8,024
Merck	Jul-07	47.50	21	2,254	1,995	259
Monsanto Co.	Apr-07	50.00	63	13,356	27,090	(13,734)
New River Pharmaceuticals, Inc.	Mar-07	60.00	83	21,130	30,710	(9,580)
Omnicare, Inc.	Jun-07	42.50	96	17,346	24,000	(6,654)
Omnicare, Inc.	Sep-07	50.00	55	5,885	5,885	—
Osi Pharmaceuticals, Inc.	Mar-07	35.00	107	14,343	8,025	6,318
Osi Pharmaceuticals, Inc.	Apr-07	35.00	110	28,458	17,600	10,858
Osi Pharmaceuticals, Inc.	Jul-07	40.00	110	25,485	11,000	14,485
Pfizer, Inc.	Jun-07	25.00	110	12,484	11,550	934
ResMed, Inc.	Apr-07	45.00	53	9,007	21,730	(12,723)
Sepracor, Inc.	Apr-07	60.00	53	11,128	4,240	6,888
Sepracor, Inc.	Jul-07	75.00	54	7,943	1,350	6,593
Shire PLC	Apr-07	65.00	28	3,913	8,680	(4,767)
Shire PLC	Apr-07	60.00	49	13,160	30,870	(17,710)
St Jude Medical, Inc.	Jul-07	45.00	54	13,473	7,020	6,453
St Jude Medical, Inc.	Jul-07	40.00	52	12,524	16,640	(4,116)
St Jude Medical, Inc.	Jan-08	50.00	53	11,656	7,685	3,971
Teva Pharmaceutical Industry, Ltd.	Jan-08	45.00	73	7,446	5,110	2,336
Unitedhealth Group, Inc.	Jan-08	65.00	107	20,811	15,515	5,296
Vertex Pharmaceuticals, Inc.	Jul-07	45.00	108	42,328	10,800	31,528
Vertex Pharmaceuticals, Inc.	Jul-07	40.00	108	53,009	20,520	32,489
Wyeth	Apr-07	55.00	89	13,528	891	12,637
Zimmer Holdings, Inc.	Mar-07	75.00	122	25,253	117,121	(91,868)
Zimmer Holdings, Inc.	Jun-07	85.00	27	6,257	11,341	(5,084)

			4,542	$1,080,022	$1,175,223	$(95,201)

Open put options contract written at February 28, 2007 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2007	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	May-07	$50.00	138	$116,341	$183,540	$(67,199)
Abbott Laboratory	Jan-08	55.00	61	21,856	20,130	1,726
Aetna, Inc.	Apr-07	45.00	16	7,152	3,360	3,792
Aetna, Inc.	Jan-08	45.00	33	16,730	14,190	2,540
Alexion Pharmaceuticals, Inc.	Jan-08	50.00	87	86,338	124,410	(38,072)
Alkermes, Inc.	Aug-07	15.00	55	12,948	5,775	7,173
Allergan, Inc.	Apr-07	120.00	27	17,738	24,030	(6,292)
Allergan, Inc.	Jul-07	120.00	49	40,502	52,430	(11,928)
Allergan, Inc.	Jan-08	125.00	54	67,504	86,400	(18,896)
Amgen	Jan-08	70.00	20	11,533	15,600	(4,067)
Amylin Pharmaceuticals, Inc.	Jul-07	40.00	11	4,697	4,180	517
Amylin Pharmaceuticals, Inc.	Jul-07	35.00	11	3,280	1,980	1,300
Barr Pharmaceuticals, Inc.	May-07	55.00	34	18,427	11,220	7,207
Baxter International, Inc.	May-07	50.00	10	4,020	1,650	2,370
Beckman Coulter, Inc.	May-07	60.00	32	16,742	3,520	13,222
Becton Dickinson & Co.	Sep-07	75.00	32	12,384	9,600	2,784
Biogen Idec, Inc.	Jan-08	50.00	27	13,419	16,740	(3,321)
Cardinal Health, Inc.	Jun-07	70.00	11	8,454	2,585	5,869
Cardinal Health, Inc.	Jan-08	80.00	110	111,867	112,200	(333)
Cardinal Health, Inc.	Jan-08	75.00	82	52,071	52,480	(409)
Cardinal Health, Inc.	Jan-08	70.00	16	6,694	6,240	454
Caremark Rx, Inc.	Mar-07	55.00	38	14,556	570	13,986
Caremark Rx, Inc.	Jun-07	50.00	32	12,406	1,280	11,126
Celgene Corp.	Apr-07	45.00	32	22,599	1,920	20,679
Celgene Corp.	Jan-08	60.00	18	18,575	18,575	—
Centene Corp. Del	Sep-07	30.00	27	16,023	17,280	(1,257)
Cubist Pharmaceuticals, Inc.	Jan-08	20.00	57	22,672	15,105	7,567
CVS Corp.	May-07	32.50	41	12,782	7,995	4,787
Elan Corp. PLC	Apr-07	15.00	33	7,986	7,590	396
Elan Corp. PLC	Jan-08	15.00	27	10,989	9,720	1,269
Express Scripts, Inc.	May-07	70.00	38	22,555	7,410	15,145
Express Scripts, Inc.	May-07	65.00	55	33,672	4,950	28,722
Express Scripts, Inc.	Jan-08	85.00	53	69,929	64,130	5,799
Express Scripts, Inc.	Jan-08	70.00	49	39,700	22,540	17,160
Gen-Probe, Inc.	Jan-08	50.00	27	12,609	13,770	(1,161)
Genentech, Inc.	Jun-07	85.00	27	10,327	10,530	(203)
Gilead Sciences, Inc.	May-07	75.00	31	31,746	16,120	15,626
Gilead Sciences, Inc.	May-07	70.00	21	17,204	5,355	11,849
Gilead Sciences, Inc.	May-07	65.00	35	18,919	3,675	15,244
Gilead Sciences, Inc.	Jan-08	80.00	25	24,866	27,500	(2,634)
Gilead Sciences, Inc.	Jan-08	75.00	25	17,794	20,000	(2,206)
Gilead Sciences, Inc.	Jan-08	70.00	27	15,336	15,120	216
Gilead Sciences, Inc.	Jan-08	65.00	11	7,062	4,180	2,882
Health Net, Inc.	Apr-07	50.00	30	20,844	2,100	18,744
Humana, Inc.	Jan-08	60.00	54	43,767	30,780	12,987
Illumina, Inc.	Mar-07	40.00	20	15,048	13,400	1,648
Illumina, Inc.	Mar-07	35.00	20	14,277	4,700	9,577
Illumina, Inc.	Jan-08	40.00	32	26,783	31,040	(4,257)
ImClone Systems, Inc.	Jan-08	30.00	32	12,917	13,120	(203)
InterMune, Inc.	Jan-08	35.00	29	24,401	23,780	621
Invitrogen Corp.	Aug-07	70.00	15	8,027	11,550	(3,523)
Laboratory Corp. American Holdings	Jan-08	80.00	54	37,742	21,060	16,682
Eli Lilly & Co.	Apr-07	60.00	11	6,567	8,250	(1,683)
Eli Lilly & Co.	Oct-07	55.00	14	3,878	9,520	(5,642)
Mckesson Corp.	May-07	52.50	34	14,008	2,720	11,288
Medicis Pharmaceutical Corp.	Jan-08	55.00	31	17,886	4,805	13,081
MedImmune, Inc.	Apr-07	40.00	34	13,908	13,600	308
Medtronic, Inc.	Jan-08	35.00	36	13,082	16,920	(3,838)
Medicaltronic, Inc.	Jan-08	55.00	44	16,757	25,960	(9,203)
Merck & Co., Inc.	Apr-07	45.00	34	14,518	6,630	7,888
Merck & Co., Inc.	Jul-07	47.50	28	10,696	12,040	(1,344)
Merck & Co., Inc.	Jan-08	50.00	6	4,242	4,080	162
Monsanto Co.	Apr-07	50.00	37	21,812	5,180	16,632
Monsanto Co.	Jul-07	50.00	10	4,370	2,350	2,020
Monsanto Co.	Jul-07	55.00	26	15,429	12,220	3,209
Monsanto Co.	Jan-08	60.00	83	62,789	74,700	(11,911)
New River Pharmaceuticals, Inc.	Mar-07	60.00	36	38,077	1,260	36,817
Onyx Pharmaceuticals, Inc.	Jan-08	30.00	26	13,442	18,460	(5,018)
Pfizer, Inc.	Jun-07	27.50	53	8,983	14,310	(5,327)
Pfizer, Inc.	Jan-08	27.50	79	18,130	25,280	(7,150)
Pharmion Corp.	Mar-07	30.00	56	32,160	22,960	9,200
Res Med, Inc.	Apr-07	45.00	17	10,179	1,615	8,564
Schein Henry, Inc.	Jan-08	50.00	26	11,732	5,590	6,142
Schering Plough Corp.	Jan-08	25.00	98	28,615	23,520	5,095

Sepracor, Inc.	Jan-08	55.00	31	18,904	23,560	(4,656)
Shire PLC	Apr-07	60.00	52	35,035	7,020	28,015
Shire PLC	Apr-07	50.00	31	17,235	465	16,770
St Jude Medical, Inc.	Jul-07	40.00	11	2,579	3,080	(501)
St Jude Medical, Inc.	Jul-07	35.00	33	7,821	3,465	4,356
St Jude Medical, Inc.	Jan-08	40.00	26	8,632	9,880	(1,248)
Stryker Corp.	Jan-08	65.00	55	26,509	30,800	(4,291)
Teva Pharmaceutical Industry, Ltd.	Jan-08	35.00	29	8,758	6,815	1,943
Teva Pharmaceutical Industry, Ltd.	Jun-07	32.50	41	8,886	2,870	6,016
Triad Hospital, Inc.	May-07	45.00	27	7,340	540	6,800
Vertex Pharmaceuticals, Inc.	Jul-07	35.00	16	9,857	11,520	(1,663)
Vertex Pharmaceuticals, Inc.	Jul-07	30.00	26	11,292	11,960	(668)
Vertex Pharmaceuticals, Inc.	Jan-08	35.00	16	13,122	13,280	(158)
Vertex Pharmaceuticals, Inc.	Jan-08	30.00	16	9,168	9,120	48
Walgreen Co.	Apr-07	45.00	44	11,812	6,380	5,432
Walgreen Co.	Jan-08	50.00	11	5,907	6,490	(583)
Wellpoint, Inc.	Jun-07	80.00	34	29,599	11,901	17,698
Wellpoint, Inc.	Jan-08	80.00	16	10,415	8,321	2,094
Wyeth	Apr-07	50.00	45	15,390	8,326	7,064
Zimmer Holdings, Inc.	Jan-08	90.00	32	24,703	25,921	(1,218)

			3,342	$1,979,034	$1,712,789	$266,245

VALIC COMPANY I INFLATION PROTECTED FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CORPORATE BONDS & NOTES - 15.1%
Banks-Money Center - 0.3%

RBS Capital Trust II Bonds 6.43% due 01/03/34(1)	$50,000	$52,873

Finance-Commercial - 1.7%

CIT Group, Inc. Notes 4.74% due 12/14/16(2)	300,000	272,160

Finance-Consumer Loans - 1.6%

SLM Corp., Notes 3.67% due 05/01/14(2)	130,000	121,039
SLM Corp. Notes 4.10% due 11/21/13(2)	150,000	141,368

		262,407

Finance-Investment Banker/Broker - 5.1%

Lehman Brothers Holdings, Inc. Notes 4.38% due 06/10/14(2)	150,000	144,695
Lehman Brothers Holdings, Inc. Notes 4.65% due 04/14/11(2)	400,000	379,056
Morgan Stanley Senior Notes 3.97% due 06/01/11(2)	150,000	144,739
Morgan Stanley Senior Notes 4.32% due 11/01/13(2)	150,000	144,152

		812,642

Insurance-Life/Health - 4.6%

Jackson National Life Global Funding Notes 4.29% due 05/01/14*(2)	300,000	290,846
Pacific Life Global Funding Bonds 4.15% due 02/06/16*(2)	300,000	288,819
Principal Life Income Funding Trust Notes 3.02% due 04/01/08(2)	150,000	147,756

		727,421

Special Purpose Entities - 1.8%

Allstate Life Global Funding Trust Notes 2.82% due 04/02/07(2)	150,000	149,715
Allstate Life Global Funding Trusts Sec. Notes 3.02% due 03/01/10(2)	150,000	141,672

		291,387

Total Corporate Bonds & Notes
(cost $2,541,856)		2,418,890

U.S. GOVERNMENT AGENCIES - 17.3%
Federal Home Loan Mtg. Corp. - 4.5%

4.50% due 01/15/15	135,000	131,780
6.25% due 07/15/32	500,000	582,080

		713,860

Federal National Mtg. Assoc. - 12.2%

3.11% due 02/17/09(2)	2,000,000	1,957,260

Tennessee Valley Authority - 0.6%

4.65% due 06/15/35	100,000	92,435

Total U.S. Government Agencies
(cost $2,822,925)		2,763,555

U.S. GOVERNMENT TREASURIES - 54.3%
United States Treasury Bonds - 32.5%

2.00% due 01/15/26 TIPS(3)	5,246,120	5,056,972
4.50% due 02/15/36	162,000	157,114

		5,214,086

United States Treasury Notes - 21.8%

1.63% due 01/15/15 TIPS(3)	2,441,185	2,341,440
1.88% due 07/15/15 TIPS(3)	259,358	253,492
2.00% due 07/15/14 TIPS(3)	904,589	894,272

		3,489,204

Total U.S. Government Treasuries
(cost $8,556,123)		8,703,290

Total Long-Term Investment Securities
(cost $13,920,904)		13,885,735

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Time Deposit - 13.4%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 03/01/07 (cost $2,146,000)	2,146,000	2,146,000

TOTAL INVESTMENTS
(cost $16,066,904)(4)	100.1%	16,031,735
Liabilities in excess of other assets	(0.1)%	(14,265)

NET ASSETS	100.0%	$16,017,470

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $579,665 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security is a “floating rate” bond where the rate fluctuates based on the Consumer Price Index.

(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.
TIPS	Treasury Inflation Protected Security

See Notes to Portfolio of Investments

VALIC COMPANY I INTERNATIONAL EQUITIES FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(10)
COMMON STOCK - 92.1%
Australia - 4.9%

ABC Learning Centers, Ltd.#	24,394	$132,468
AGL Energy, Ltd.#	29,712	375,292
Alinta, Ltd.	33,821	380,006
Alumina, Ltd.#	79,939	426,512
Amcor, Ltd.	59,450	341,395
AMP, Ltd.	128,628	1,044,575
Ansell, Ltd.	10,246	94,001
APN News & Media, Ltd.#	18,887	88,581
Aristocrat Leisure, Ltd.#	24,066	320,618
ASX, Ltd.#	11,709	385,847
Australia and New Zealand Banking Group, Ltd.	126,142	2,915,465
Axa Asia Pacific Holdings, Ltd.	59,771	351,946
Babcock & Brown, Ltd.#	15,656	318,650
BHP Billiton, Ltd.#	239,835	5,146,640
Billabong International, Ltd.#	11,367	154,388
BlueScope Steel, Ltd.#	49,836	367,360
Boral, Ltd.#	40,778	270,346
Brambles, Ltd.#†	149,909	1,567,707
Caltex Australia, Ltd.#	9,259	163,172
Centro Properties Group	54,932	425,451
CFS Retail Property Trust(1)	93,108	176,555
Challenger Financial Services Group, Ltd.#	24,550	88,942
Coca-Cola Amatil, Ltd.	35,993	234,449
Cochlear, Ltd.	3,767	168,301
Coles Myer, Ltd.	78,072	946,941
Commonwealth Bank of Australia	88,506	3,497,498
Commonwealth Property Office Fund(1)	98,963	107,698
Computershare, Ltd.#	30,842	245,845
CSL, Ltd.	12,530	767,756
CSR, Ltd.#	60,204	172,116
DB RREEF Trust	185,486	254,942
Downer EDI, Ltd.	20,582	118,975
Foster’s Group, Ltd.	138,988	691,932
Futuris Corp., Ltd.#	42,109	70,437
Goodman Fielder, Ltd.	72,685	130,019
GPT Group	132,936	529,870
Harvey Norman Holdings, Ltd.	36,238	125,088
Iluka Resources, Ltd.#	15,946	74,404
ING Industrial Fund#(1)	56,903	107,168
Insurance Australia Group, Ltd.#	118,750	564,962
Investa Property Group#	104,404	194,916
John Fairfax Holdings, Ltd.#	70,099	265,935
Leighton Holdings, Ltd.#	9,536	233,475
Lend Lease Corp., Ltd.	24,697	352,852
Lion Nathan, Ltd.	20,103	131,755
Macquarie Airports Management, Ltd.	46,377	135,153
Macquarie Bank, Ltd.#	17,207	1,070,260
Macquarie Communications Infrastructure Group#	21,630	101,516
Macquarie Goodman Group#	96,720	545,367
Macquarie Infrastructure Group	182,688	552,530
Macquarie Office Trust(1)	135,421	170,717
Mayne Group, Ltd.#	44,248	132,851
Mirvac Group	67,469	300,762
Multiplex Group#	43,076	150,050
National Australia Bank, Ltd.#	111,736	3,566,982
Newcrest Mining, Ltd.#	22,925	407,533
OneSteel, Ltd.#	39,317	157,176
Orica, Ltd.#	21,285	416,750
Origin Energy, Ltd.#	58,722	409,770
Pacific Brands, Ltd.#	34,461	79,527
Paladin Resources, Ltd.#†	29,179	214,319
PaperlinX, Ltd.#	30,714	98,411
Perpetual, Ltd.#	2,813	165,279
Publishing & Broadcasting, Ltd.	9,412	143,454
Qantas Airways, Ltd.	66,665	271,297
QBE Insurance Group, Ltd.	55,190	1,390,185
Rinker Group, Ltd.	61,481	906,175
Rio Tinto, Ltd.#	19,605	1,166,951
Santos, Ltd.	41,038	305,703
Sonic Healthcare, Ltd.#	18,222	202,101
Stockland	98,319	672,376
Suncorp-Metway, Ltd.#	38,797	666,200
Sydney Roads Group	63,983	66,152
TABCORP Holdings, Ltd.#	35,988	460,172
Tattersall’s, Ltd.#	73,764	267,276
Telstra Corp., Ltd.#	196,711	662,796
Telstra Corp., Ltd. IR	102,005	227,446
Toll Holdings, Ltd.#	36,843	566,106
Transurban Group#	57,183	341,111
Wesfarmers, Ltd.#	25,929	745,172
Westfield Group#	103,301	1,779,127
Westpac Banking Corp.#	126,163	2,540,104
Woodside Petroleum, Ltd.#	32,017	937,660
Woolworths, Ltd.	82,554	1,768,624
WorleyParsons, Ltd.#	10,934	235,921
Zinifex, Ltd.	33,404	446,457

		50,966,770

Austria - 0.5%

Andritz AG	670	141,057
Boehler-Uddeholm AG	2,799	205,720
Bwin Interactive Entertainment AG#†	1,565	51,237
Erste Bank der Oesterreichischen Sparkassen AG#	12,718	942,600
Flughafen Wien AG	720	66,608
Immoeast AG†	19,017	281,105
Immofinanz Immobilien Anlagen AG†	30,590	463,488
Mayr-Melnhof Karton AG	288	55,740
Meinl European Land, Ltd.†	18,410	498,000
Oesterreichische Elektrizitaetswirtschafts AG, Class A	5,286	222,266
OMV AG	11,318	629,691
Raiffeisen International Bank Holding AG#	2,448	326,932
RHI AG#†	1,765	80,006
Telekom Austria AG	25,720	641,001
Voestalpine AG	5,976	368,365
Wiener Staedtische Versicherung AG	2,161	150,392
Wienerberger AG	4,834	296,305

		5,420,513

Belgium - 1.1%

Agfa Gevaert NV#	6,628	147,535
Barco NV	775	71,043
Bekaert NV	888	106,568
Belgacom SA#	11,168	477,536

Cofinimmo	446	88,954
Colruyt SA	1,096	238,927
Compagnie Maritime Belge SA#	1,080	57,551
Delhaize Group#	5,295	440,150
Dexia (Brussels)	39,403	1,159,302
Dexia (Paris) Strip VVPR†	1,290	17
Euronav NV#	1,260	38,067
Fortis	80,458	3,446,513
Group Bruxelles Lambert SA	5,048	563,918
InBev NV	12,582	831,772
KBC Groep NV	12,575	1,525,478
Mobistar SA	2,171	183,109
Omega Pharma SA	1,296	99,762
S.A D’Ieteren NV	190	70,996
Solvay SA#	4,358	618,396
UCB SA	7,736	499,367
Umicore	1,694	288,990

		10,953,951

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	31,636	111,035
Esprit Holdings, Ltd.	71,000	742,055
Frontline, Ltd.#	3,646	127,349
Giordano International, Ltd.	104,000	48,532
Johnson Electric Holdings, Ltd.	101,000	73,221
Kerry Properties, Ltd.	33,500	165,843
Li & Fung, Ltd.	150,600	480,705
Noble Group, Ltd.#	66,000	58,784
Orient Overseas International, Ltd.	14,483	118,369
SeaDrill, Ltd.#†	15,800	242,377
Shangri-La Asia, Ltd.	86,000	223,153
Texwinca Holdings, Ltd.	41,286	29,392
Yue Yuen Industrial Holdings, Ltd.	45,500	156,371

		2,577,186

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	12,000	69,872
Foxconn International Holdings, Ltd.†	143,000	378,604
Hutchison Telecommunications International, Ltd.†	98,000	204,246
Kingboard Chemical Holdings, Ltd.	37,500	157,774
Shui On Land, Ltd.†	129,500	117,350
Solomon Systech International, Ltd.	164,000	32,391

		960,237

Denmark - 0.7%

AP Moller - Maersk A/S#	75	771,668
Bang & Olufsen A/S, Class B#	742	89,404
Carlsberg A/S	2,174	224,333
Codan A/S	950	78,792
Coloplast A/S#	1,847	153,886
D/S Torm A/S#	963	63,112
Danisco A/S#	3,405	271,492
Danske Bank A/S	33,509	1,547,616
DSV A/S#	1,404	242,273
East Asiatic Co., Ltd. A/S	1,208	53,035
FLSmidth & Co A/S	2,904	186,424
GN Store Nord A/S#	14,122	203,998
H. Lundbeck A/S	3,668	97,829
Jyske Bank A/S†	4,075	313,262
NKT Holding A/S	1,303	105,479
Novo-Nordisk A/S	16,522	1,421,037
Novozymes A/S#	3,206	275,586
Sydbank A/S	4,350	227,381
Topdanmark A/S†	1,256	223,388
TrygVesta AS#	1,900	148,454
Vestas Wind Systems A/S†	12,712	589,938
William Demant Holding A/S#†	1,966	160,480

		7,448,867

Finland - 1.3%

Amer Sports Oyj#	4,910	107,954
Cargotec Corp., Class B	2,617	153,955
Elisa Oyj#	10,252	302,017
Fortum Oyj#	30,294	834,081
KCI Konecranes Oyj#	3,894	121,109
Kesko Oyj, Class B#	4,511	236,960
Kone Oyj, Class B#	5,233	298,419
Metso Corp.	8,747	431,334
Neste Oil Oyj#	8,796	281,050
Nokia Oyj	280,907	6,133,054
Nokian Renkaat Oyj#	7,117	173,339
OKO Bank# Class A	6,551	112,353
Orion Oyj#†	5,838	128,143
Outokumpu Oyj#	6,838	254,714
Rautaruukki Oyj	5,732	260,703
Sampo Oyj, Class A	29,139	810,878
Sanoma-WSOY Oyj#	4,425	126,074
Stora Enso Oyj, Class R#	39,846	654,093
TietoEnator Oyj#	5,204	145,785
UPM-Kymmene Oyj#	35,896	932,770
Uponor Oyj	3,765	131,446
Wartsila Corp., Class B#	4,389	261,015
YIT Oyj#†	8,627	279,726

		13,170,972

France - 8.1%

Accor SA#	13,829	1,216,801
Air France-KLM#	8,317	360,278
Alcatel SA#	158,329	2,027,235
Alstom#†	7,588	912,738
Atos Origin SA#†	4,640	250,220
AXA#	114,716	4,858,151
BNP Paribas SA#	57,455	5,978,961
Bouygues SA#	14,010	974,490
Business Objects SA†	6,632	240,325
Cap Gemini SA#	9,383	654,186
Carrefour SA#	41,109	2,736,449
Casino Guichard-Perrachon SA#	2,988	256,692
CNP Assurances#	3,056	341,789
Compagnie de St. Gobain#	21,654	2,008,949
Compagnie Generale des Etablissements Michelin, Class B#	9,839	1,022,648
Credit Agricole SA#	45,197	1,796,463
Dassault Systemes SA#	3,949	200,994

Essilor International SA#	6,746	768,385
France Telecom SA#	116,088	3,138,131
Gaz de France#	13,498	592,380
Gecina SA	854	156,791
Groupe Danone#	16,269	2,568,725
Hermes International#	4,398	572,871
Imerys SA#	2,189	194,687
Klepierre#	1,267	249,116
L’Air Liquide SA#	8,281	1,893,811
L’Oreal SA#	19,745	2,066,060
Lafarge SA#	10,280	1,531,689
Lagardere SCA#	8,303	636,017
LVMH Moet Henessy Louis Vuitton SA#	16,807	1,856,653
M6-Metropole Television#	4,521	160,190
Neopost SA#	2,193	281,904
PagesJaunes Groupe SA	8,596	178,400
Pernod Ricard SA#	6,196	1,275,412
PPR#	4,540	680,815
PSA Peugeot Citroen#	10,464	704,007
Publicis Groupe#	9,538	426,623
Renault SA#	12,708	1,508,327
Safran SA#	11,440	262,020
Sanofi-Aventis#	69,854	5,927,862
Schneider Electric SA#	15,548	1,881,290
SCOR#	8,123	206,625
Societe BIC SA	1,867	127,386
Societe Des Autoroutes Paris-Rhin-Rhone	1,551	130,279
Societe Generale#	25,305	4,251,399
Societe Television Francaise 1#	8,150	273,941
Sodexho Alliance SA#	6,545	450,214
Suez SA#	69,854	3,370,637
Suez SA VVPR†	13,468	178
Technip SA#	7,249	485,125
Thales SA#	6,077	312,100
Thomson#	17,839	334,534
Total SA#	149,735	10,063,504
Unibail#	3,150	907,274
Valeo SA#	4,789	234,979
Vallourec SA	2,728	673,001
Veolia Environnement#	19,589	1,381,099
Vinci SA#	13,664	1,884,020
Vivendi Universal SA#	79,241	3,123,642
Zodiac SA#	2,844	193,342

		83,752,814

Germany - 6.2%

Adidas AG#	13,927	683,975
Allianz SE	29,650	6,383,533
Altana AG#	4,817	291,577
BASF AG	33,527	3,410,465
Bayer AG	49,820	2,863,038
Beiersdorf AG#	6,050	391,319
Bilfinger Berger AG	2,551	211,035
Celesio AG	5,835	330,166
Commerzbank AG	42,834	1,768,238
Continental AG	9,007	1,123,598
DaimlerChrysler AG	62,872	4,273,860
Deutsche Bank AG	35,636	4,673,739
Deutsche Boerse AG	6,999	1,402,294
Deutsche Lufthansa AG	15,703	424,755
Deutsche Post AG (London)†(2)	4,152	132,063
Deutsche Post AG (Xetra)	49,081	1,565,639
Deutsche Postbank AG	5,622	472,530
Deutsche Telekom AG	194,485	3,488,491
Douglas Holding AG#	2,151	124,450
E.ON AG	42,730	5,600,466
Fresenius Medical Care AG	4,318	612,218
Heidelberger Druckmaschinen AG	3,989	170,697
Hochtief AG	2,882	250,654
Hypo Real Estate Holding AG	9,199	582,654
Infineon Technologies AG†	51,291	786,637
IVG Immobilien AG#	5,967	265,827
KarstadtQuelle AG#†	4,338	150,726
Linde AG	7,537	768,042
MAN AG#	8,705	935,554
Merck KGaA	4,001	497,763
Metro AG	11,117	768,557
MLP AG#	4,098	97,922
Muenchener Rueckversicherungs-Gesellschaft AG	14,176	2,253,630
Premiere AG#†	4,499	94,906
Puma AG Rudolf Dassler Sport	824	292,586
Rheinmetall AG	2,470	198,002
RWE AG	30,525	3,113,201
Salzgitter AG	2,820	347,231
SAP AG	60,850	2,807,236
Siemens AG	58,080	6,108,433
Solarworld AG#	2,492	179,932
Suedzucker AG#	4,539	95,893
ThyssenKrupp AG#	24,707	1,209,083
TUI AG#	14,619	340,953
Volkswagen AG#	11,698	1,475,701
Wincor Nixdorf AG	1,078	175,649

		64,194,918

Gibraltar - 0.0%

PartyGaming PLC#	68,496	48,899

Greece - 0.6%

Alpha Bank A.E.	26,561	820,154
Athens Stock Exchange SA	3,130	68,952
Coca-Cola Hellenic Bottling Co. SA	7,427	288,629
Cosmote Mobile Telecommunications SA	6,860	199,580
EFG Eurobank Ergasias	15,763	585,740
Folli-Follie SA	1,129	42,010
Hellenic Petroleum SA	7,332	99,657
Hellenic Technodomiki Tev SA	8,170	113,625
Hellenic Telecommunications Organization SA†	21,852	593,887
Intracom Holdings SA†	5,895	35,068
Motor Oil Hellas Corinth Refineries SA	3,037	78,872
National Bank of Greece SA	26,069	1,350,366
OPAP SA	15,318	542,057
Piraeus Bank SA	14,741	507,917

Public Power Corp.	7,155	185,221
Technical Olympic SA	5,428	16,409
Titan Cement Co. SA	3,946	226,072
Viohalco, Hellenic Copper and Aluminum Industry SA	6,837	91,847

		5,846,063

Hong Kong - 1.2%

Bank of East Asia, Ltd.	101,000	580,961
BOC Hong Kong Holdings, Ltd.	253,500	614,601
Cathay Pacific Airways, Ltd.	68,000	169,934
Cheung Kong (Holdings), Ltd.	102,562	1,259,724
CLP Holdings, Ltd.	123,500	908,805
Hang Lung Properties, Ltd.	156,000	410,974
Hang Seng Bank, Ltd.	52,488	715,354
Henderson Land Development Co., Ltd.	61,000	344,854
Hong Kong & China Gas Co., Ltd.	246,400	539,670
Hong Kong Exchanges & Clearing, Ltd.	73,000	754,821
HongKong Electric Holdings, Ltd.	95,000	477,397
Hopewell Holdings, Ltd.	42,955	165,230
Hutchison Whampoa, Ltd.	147,000	1,393,941
Hysan Development Co., Ltd.	44,000	118,532
Link REIT	146,500	340,812
Melco International Development	51,000	98,715
MTR Corp., Ltd.	94,500	249,575
New World Development Co., Ltd.	177,000	388,856
PCCW, Ltd.	254,657	150,395
Shun Tak Holdings, Ltd.	68,000	100,984
Sino Land Co., Ltd.	92,000	212,445
Sun Hung Kai Properties, Ltd.	93,282	1,107,682
Swire Pacific, Ltd., Class A	63,816	722,009
Techtronic Industries Co., Ltd.	70,500	96,753
Television Broadcasts, Ltd.	19,926	129,794
Wharf Holdings, Ltd.	85,000	302,067
Wing Hang Bank, Ltd.	12,245	138,189

		12,493,074

Ireland - 0.8%

Allied Irish Banks PLC	60,366	1,772,170
Bank of Ireland(Dublin)	66,936	1,528,496
C&C Group PLC	21,297	294,205
CRH PLC	37,090	1,544,721
DCC PLC	5,501	185,623
Depfa Bank PLC#	24,218	406,515
Elan Corp. PLC†	29,489	379,961
Grafton Group PLC (Ireland)†(1)	15,523	244,818
Greencore Group PLC	10,868	66,036
Iaws Group PLC	158	3,674
Iaws Group PLC, Class A	7,190	168,199
Independent News & Media PLC	39,209	171,182
Irish Life & Permanent PLC	18,829	533,730
Kerry Group PLC	8,987	237,364
Kingspan Group PLC	8,734	238,066
Paddy Power PLC (Dublin)	108	2,451
Paddy Power PLC (London)	3,043	67,961
Ryanair Holdings PLC†	7,244	55,103
Ryanair Holdings PLC ADR#†	3,844	172,403
Total Produce PLC†	440	454

		8,073,132

Italy - 3.2%

Alleanza Assicurazioni SpA#	29,002	372,425
Arnoldo Mondadori Editore SpA#	7,984	82,486
Assicurazione Generali SpA#	65,728	2,818,452
Autogrill SpA#	6,968	125,766
Autostrade SpA	19,628	591,444
Banca Intesa SpA (London)	487,768	3,543,383
Banca Intesa SpA (Milan)	63,970	454,481
Banca Monte dei Paschi di Siena SpA#	75,562	486,801
Banca Popolare di Milano Scarl#	28,462	440,386
Banche Popolari Unite Scrl#	23,622	670,559
Banco Popolare di Verona e Novara SCRL#	25,743	778,324
Benetton Group SpA	4,382	71,840
Bulgari SpA	10,222	147,246
Capitalia SpA	115,738	994,220
Enel SpA#	296,396	3,095,273
Eni SpA	178,612	5,469,382
Fiat SpA#†	37,467	888,649
Finmeccanica SpA	20,375	599,572
Fondiaria-Sai SpA#	5,069	231,256
Gruppo Editoriale L’Espresso SpA#	11,892	62,364
Italcementi SpA#	4,854	145,544
Lottomatica SpA#	4,125	162,688
Luxottica Group SpA	9,466	296,711
Mediaset SpA	52,659	610,976
Mediobanca SpA	33,518	749,395
Mediolanum SpA#	17,488	145,313
Pirelli & C. SpA	197,377	220,316
Seat Pagine Gialle SpA#	280,509	172,139
Snam Rete Gas SpA#	66,982	399,857
Telecom Italia SpA (Chi - X)	734,365	2,223,796
Telecom Italia SpA (Milan)#	413,384	1,049,247
Terna Rete Elettrica Nazionale SpA#	82,116	284,900
Tiscali SpA#†	18,910	63,382
UniCredito Italiano SpA	535,967	4,954,209

		33,402,782

Japan - 26.3%

Access Co., Ltd.#†	11	54,450
ACOM Co., Ltd.	3,439	127,959
Aderans Co., Ltd.#	1,700	44,268
Advantest Corp.#	8,120	378,585
Aeon Co., Ltd.#	117,930	2,454,556
Aeon Credit Service Co., Ltd.#	4,200	79,679
AIFUL Corp.#	3,800	103,094
Aisin Seiki Co., Ltd.	67,600	2,324,537
Ajinomoto Co., Inc.#	31,807	392,162
Alfresa Holdings Corp.	1,300	86,258
All Nippon Airways Co., Ltd.	32,000	125,009
Alps Electric Co., Ltd.#	8,349	100,069
Amada Co., Ltd.	17,863	201,862
Amano Corp.	2,348	28,902
Aoyama Trading Co., Ltd.	2,800	88,529
Arrk Corp.#	2,800	38,558
Asahi Breweries, Ltd.	20,295	334,130

Asahi Glass Co., Ltd.#	48,249	641,970
Asahi Kasei Corp.	62,549	457,152
Asatsu-DK, Inc.#	1,500	46,723
Asics Corp.#	9,000	104,797
Astellas Pharma, Inc.	27,000	1,183,374
Autobacs Seven Co., Ltd.	1,355	53,738
Bank of Fukuoka, Ltd.	30,145	253,688
Bank Of Kyoto, Ltd.#	14,000	157,783
Benesse Corp.#	3,214	124,591
Bridgestone Corp.#	30,500	644,231
Canon Marketing Japan, Inc.	3,500	75,981
Canon, Inc.	111,900	6,051,465
Casio Computer Co., Ltd.#	101,892	2,248,695
Central Glass Co., Ltd.#	8,000	53,252
Central Japan Railway Co.	80	957,184
Chiyoda Corp.#	7,000	154,941
Chubu Electric Power Co., Inc.	33,300	1,119,764
Chugai Pharmaceutical Co., Ltd.#	13,936	344,529
Circle K Sunkus Co., Ltd.#	2,000	36,988
Citizen Watch Co., Ltd.#	16,947	159,287
Coca-Cola West Japan Co., Ltd.#	2,500	56,063
COMSYS Holdings Corp.#	6,737	78,861
Credit Saison Co., Ltd.#	8,154	268,841
CSK Holdings Corp.#	3,400	149,810
Dai Nippon Printing Co., Ltd.#	32,000	484,055
Daicel Chemical Industries, Ltd.#	14,427	103,639
Daido Steel Co., Ltd.#	18,000	128,302
Daifuku Co., Ltd.	4,500	66,549
Daiichi Sankyo Co., Ltd.	135,200	4,352,316
Daikin Industries, Ltd.#	11,810	421,026
Daimaru, Inc.#	11,477	161,166
Dainippon Ink and Chemicals, Inc.	31,180	126,621
Dainippon Screen Manufacturing Co., Ltd.#	10,401	84,866
Daito Trust Construction Co., Ltd.	4,253	206,234
Daiwa House Industry Co., Ltd.	28,070	499,227
Daiwa Securities Group, Inc.	68,045	858,149
Denki Kagaku Kogyo Kabushiki Kaisha	23,226	105,546
Denso Corp.	79,300	3,076,296
Dentsu, Inc.#	90	250,313
Disco Corp.	42,000	2,517,389
Dowa Mining Co., Ltd.	14,000	146,441
eAccess, Ltd.#	61	44,771
East Japan Railway Co.	472	3,611,222
Ebara Corp.#	19,000	88,660
Edion Corp.#	3,600	51,603
Eisai Co., Ltd.	12,706	647,325
Electric Power Development Co., Ltd.	7,900	396,742
Elpida Memory, Inc.#†	76,800	3,420,040
FamilyMart Co., Ltd.#	3,056	83,689
Fanuc, Ltd.	9,100	810,374
Fast Retailing Co., Ltd.#	2,600	213,245
Fuji Electric Holdings Co., Ltd.	28,000	136,949
Fuji Photo Film Co., Ltd.	24,773	1,059,873
Fuji Soft ABC, Inc.#	1,500	43,910
Fuji Television Network, Inc.	23	52,278
Fujikura, Ltd.	19,000	133,208
Fujitsu, Ltd.#	94,448	653,554
Furukawa Electric Co., Ltd.	33,000	217,920
Glory, Ltd.	3,000	60,014
Goodwill Group, Inc.	62	47,935
Gunma Bank, Ltd.	20,000	137,399
Gunze, Ltd.	9,017	52,206
Hakuhodo DY Holdings, Inc.#	1,200	81,576
Hankyu Department Stores, Inc.#	8,120	76,049
Hankyu Hanshin Holdings, Inc.#	61,600	416,411
Haseko Corp.#†	46,000	176,217
Hikari Tsushin, Inc.#	1,200	54,156
Hino Motors, Ltd.#	14,000	77,710
Hirose Electric Co., Ltd.#	1,581	199,046
Hitachi Cable, Ltd.#	8,000	47,913
Hitachi Capital Corp.	1,800	35,945
Hitachi Chemical Co., Ltd.	5,100	118,337
Hitachi Construction Machinery Co., Ltd.	4,900	139,528
Hitachi High-Technologies Corp.	3,100	86,321
Hitachi, Ltd.#	170,849	1,194,673
Hokkaido Electric Power Co., Inc.	7,800	213,034
Hokuhoku Financial Group, Inc.	63,177	239,507
Honda Motor Co., Ltd.	78,700	2,927,740
House Foods Corp.#	2,383	41,365
Hoya Corp.	20,700	714,524
Ibiden Co., Ltd.	6,900	344,221
Index Corp.#	51	30,995
Inpex Holdings, Inc.†	42	350,479
Isetan Co., Ltd.#	9,294	169,023
Ishikawajima-Harima Heavy Industries Co., Ltd.#	500,596	1,995,133
Isuzu Motors, Ltd.	330,000	1,732,872
Ito En, Ltd.#	2,900	93,789
Itochu Corp.#	77,000	738,629
ITOCHU Techno-Solutions Corp.	28,500	1,373,311
Jafco Co., Ltd.#	1,800	110,243
Japan Airlines Corp.	44,000	97,163
Japan Prime Reality Investment Corp.	20	82,303
Japan Real Estate Investment Corp.	19	234,296
Japan Retail Fund Investment Corp.#	17	158,085
Japan Steel Works, Ltd.#	281,000	2,685,922
Japan Tobacco, Inc.	947	4,318,734
JFE Holdings, Inc.#	98,200	6,060,937
JGC Corp.#	11,282	170,792
JS Group Corp.	13,075	294,022
JSR Corp.#	8,900	205,096
JTEKT Corp.#	9,200	163,912
K K DaVinci Advisors#†	51	60,409
Kajima Corp.#	46,000	242,830
Kaken Pharmaceutical Co., Ltd.#	4,214	35,173
Kamigumi Co., Ltd.	14,135	125,818
Kaneka Corp.	16,081	149,589
Kansai Paint Co., Ltd.#	12,000	104,727
Kao Corp.	26,000	760,314
Katokichi Co., Ltd.	4,809	35,969
Kawasaki Heavy Industries, Ltd.#	66,842	271,390
Kawasaki Kisen Kaisha, Ltd.#	25,631	254,076
Kayaba Industry Co., Ltd.	130,000	705,671
KDDI Corp.	374	2,930,203
Keihin Electric Express Railway Co., Ltd.#	21,582	177,244

Keio Corp.	27,000	189,805
Keisei Electric Railway Co., Ltd.#	15,000	102,602
Keyence Corp.#	2,000	473,271
Kikkoman Corp.#	7,531	106,539
Kinden Corp.	6,036	47,213
Kintetsu Corp.#	83,072	273,004
Kirin Brewery Co., Ltd.#	39,937	616,598
Kobe Steel, Ltd.	142,000	568,755
Kokuyo Co., Ltd.#	3,362	45,189
Komatsu, Ltd.#	190,100	4,206,616
Komeri Co., Ltd.	35,100	1,156,340
Komori Corp.	3,905	84,177
Konami Corp.#	4,661	123,702
Konica Minolta Holdings, Inc.#†	234,336	3,007,487
Kose Corp.#	1,400	36,580
Kubota Corp.	56,000	553,055
Kuraray Co., Ltd.	17,961	195,782
Kurita Water Industries, Ltd.	5,410	124,027
Kyocera Corp.	8,243	748,032
Kyowa Hakko Kogyo Co., Ltd.	17,265	158,533
Kyushu Electric Power Co., Inc.	18,200	519,909
Lawson, Inc.#	3,100	118,680
Leopalace21 Corp.	6,500	206,044
Mabuchi Motor Co., Ltd.#	1,500	93,702
Makita Corp.	5,400	197,348
Marubeni Corp.	78,000	487,329
Marui Co., Ltd.#	14,896	187,598
Matsui Securities Co., Ltd.#	5,900	59,792
Matsumotokiyoshi Co., Ltd.#	1,800	42,312
Matsushita Electric Industrial Co., Ltd.	100,000	2,006,219
Matsushita Electric Works, Ltd.	18,000	204,150
MEDICEO Holdings Co., Ltd.#	8,400	157,022
Meiji Dairies Corp.	13,000	112,051
Meiji Seika Kaisha, Ltd.#	14,975	75,270
Meitec Corp.#	1,616	50,577
Millea Holdings, Inc.	36,100	1,341,707
Minebea Co., Ltd.	18,125	119,343
Mitsubishi Chemical Holdings Corp.	59,000	476,869
Mitsubishi Corp.	67,901	1,590,557
Mitsubishi Electric Corp.	378,000	3,768,846
Mitsubishi Estate Co., Ltd.	139,750	4,337,980
Mitsubishi Gas Chemical Co., Inc.	18,864	203,779
Mitsubishi Heavy Industries, Ltd.	162,000	910,928
Mitsubishi Logistics Corp.#	5,000	86,528
Mitsubishi Materials Corp.#	50,000	227,939
Mitsubishi Rayon Co., Ltd.#	28,042	184,310
Mitsubishi Securities Co., Ltd.#	12,000	142,802
Mitsubishi UFJ Financial Group, Inc.	435	5,329,734
Mitsui & Co., Ltd.#	159,331	2,849,406
Mitsui Chemicals, Inc.	33,000	286,840
Mitsui Engineering & Shipbuilding Co., Ltd.#	35,668	142,177
Mitsui Fudosan Co., Ltd.	43,000	1,182,382
Mitsui Mining & Smelting Co., Ltd.	29,977	169,802
Mitsui O.S.K. Lines, Ltd.#	225,000	2,530,996
Mitsui Sumitomo Insurance Co., Ltd.	61,996	777,812
Mitsui Trust Holdings, Inc.	35,000	389,139
Mitsukoshi, Ltd.#	21,000	97,143
Mitsumi Electric Co., Ltd.#	3,400	100,589
Mizuho Financial Group, Inc.	1,000	6,988,283
Mori Seiki Co., Ltd.#	105,000	2,388,372
Murata Manufacturing Co., Ltd.	53,273	3,846,911
NamCo Bandai Holdings, Inc.#	10,218	150,466
NEC Corp.	103,441	546,437
NEC Electronics Corp.#	1,900	51,418
Net One Systems Co., Ltd.#	25	30,942
NGK Insulators, Ltd.#	14,537	277,607
NGK Spark Plug Co., Ltd.#	9,455	178,483
NHK Spring Co., Ltd.	9,000	92,270
Nichirei Corp.	12,213	74,326
Nidec Corp.#	5,560	362,809
Nikko Cordial Corp.	42,000	404,419
Nikon Corp.#	147,485	3,373,295
Nintendo Co., Ltd.	5,100	1,368,149
Nippon Building Fund, Inc.#	24	350,820
Nippon Electric Glass Co., Ltd.	12,000	292,267
Nippon Express Co., Ltd.#	39,879	254,609
Nippon Kayaku Co., Ltd.	7,000	60,094
Nippon Light Metal Co., Ltd.#	23,000	70,222
Nippon Meat Packers, Inc.#	8,000	100,068
Nippon Mining Holdings, Inc.	44,500	370,989
Nippon Oil Corp.	63,000	458,665
Nippon Paper Group, Inc.	44	169,504
Nippon Sheet Glass Co., Ltd.#	26,067	133,274
Nippon Shokubai Co., Ltd.	5,502	60,145
Nippon Steel Corp.#	559,389	3,809,704
Nippon Telegraph and Telephone Corp.	262	1,384,338
Nippon Yusen Kabushiki Kaisha#	53,000	417,311
Nishi-Nippon City Bank, Ltd.	31,000	148,464
Nishimatsu Construction Co., Ltd.#	12,571	42,995
Nissan Chemical Industries, Ltd.#	9,000	115,631
Nissan Motor Co., Ltd.	113,000	1,298,470
Nissha Printing Co, Ltd.#	43,000	1,387,751
Nisshin Seifun Group, Inc.	8,463	88,614
Nisshin Steel Co., Ltd.#	42,000	183,264
Nisshinbo Industries, Inc.	8,532	111,986
Nissin Food Products Co., Ltd.#	4,255	151,798
Nitori Co., Ltd.#	1,800	85,051
Nitto Denko Corp.#	8,407	433,524
NOK Corp.#	5,600	95,562
Nomura Holdings, Inc.	88,900	1,921,148
Nomura Real Estate Office Fund, Inc.	13	153,031
Nomura Research Institute, Ltd.	20,100	3,045,997
NSK, Ltd.	23,077	200,521
NTN Corp.	20,277	165,324
NTT Data Corp.#	64	323,593
NTT DoCoMo, Inc.	942	1,714,699
NTT Urban Development Corp.#	56	126,184
Obayashi Corp.#	32,861	220,590
Obic Co, Ltd.#	320	64,713
Odakyu Electric Railway Co., Ltd.#	31,000	233,182
OJI Paper Co., Ltd.	38,528	215,261
Oki Electric Industry Co., Ltd.#	28,000	49,294
OKUMA Corp.	8,000	91,684
Okumura Corp.	8,977	49,436
Olympus Corp.	11,206	374,447
Omron Corp.	11,184	312,491
Onward Kashiyama Co., Ltd.	7,944	111,625

Oracle Corp. Japan	1,600	73,694
Oriental Land Co., Ltd.#	2,571	152,234
ORIX Corp.#	14,050	3,902,345
Osaka Gas Co., Ltd.	100,188	392,598
OSG Corp.#	3,800	61,054
Otsuka Corp.#	900	87,669
Park24 Co, Ltd.#	4,600	64,190
Pioneer Corp.#	7,011	95,810
Promise Co., Ltd.#	4,000	136,197
QP Corp.	1,800	16,353
Rakuten, Inc.#	325	169,384
Resona Holdings, Inc.#	230	650,250
Ricoh Co., Ltd.	34,000	749,342
Rinnai Corp.	1,600	42,853
Rohm Co., Ltd.	5,508	505,700
Round One Corp.	18	43,780
Ryohin Keikaku Co., Ltd.	1,300	88,760
Sanken Electric Co., Ltd.	6,000	58,639
Sankyo Co., Ltd.	2,800	125,274
Santen Pharmaceutical Co., Ltd.	3,500	95,704
Sanwa Shutter Corp.#	11,000	68,450
Sanyo Electric Co., Ltd.#†	78,000	117,488
Sapporo Hokuyo Holdings, Inc.	16	166,935
Sapporo Holdings, Ltd.#	14,000	105,185
SBI E Trade Securi#	79	106,792
SBI Holdings, Inc.#	464	197,515
Secom Co., Ltd.	10,559	533,061
Sega Sammy Holdings, Inc.#	9,400	236,783
Seiko Epson Corp.#	6,900	200,327
Seino Holdings Corp.#	7,893	79,059
Sekisui Chemical Co., Ltd.	23,925	196,787
Sekisui House, Ltd.	27,000	402,246
Seven & I Holdings Co., Ltd.#	41,600	1,331,264
SFCG Co., Ltd.#	260	42,355
Sharp Corp.#	51,330	948,165
Shimachu Co., Ltd.#	2,197	65,628
Shimamura Co., Ltd.#	1,100	124,846
Shimano, Inc.	3,440	103,929
Shimizu Corp.#	30,559	183,045
Shin-Etsu Chemical Co., Ltd.	19,726	1,232,965
Shinko Electric Industries	3,300	74,908
Shinko Securities Co., Ltd.	24,000	126,886
Shinsei Bank, Ltd.	75,000	403,324
Shionogi & Co., Ltd.#	14,507	280,757
Shiseido Co., Ltd.#	19,000	403,114
Showa Denko K.K.#	51,798	195,304
Showa Shell Sekiyu K.K.	8,400	96,956
Sintokogio, Ltd.	99,000	1,411,798
SMC Corp.	2,800	374,678
Softbank Corp.#	37,300	939,236
Sojitz Corp.#	35,400	157,071
Sompo Japan Insurance, Inc.	42,000	561,629
Sony Corp.	50,662	2,623,342
Stanley Electric Co., Ltd.	7,100	141,344
Sumco Corp.#	91,100	3,363,538
Sumitomo Bakelite Co., Ltd.	11,000	79,630
Sumitomo Chemical Co., Ltd.	76,000	582,042
Sumitomo Corp.	53,200	952,279
Sumitomo Electric Industries, Ltd.#	35,687	530,706
Sumitomo Heavy Industries, Ltd.	30,000	306,300
Sumitomo Metal Industries, Ltd.	207,000	1,040,097
Sumitomo Metal Mining Co., Ltd.#	28,341	503,765
Sumitomo Mitsui Financial Group, Inc.#	652	6,337,339
Sumitomo Osaka Cement Co., Ltd.	18,796	61,229
Sumitomo Real Estate Sales Co., Ltd.	17,000	1,432,446
Sumitomo Realty & Development Co., Ltd.#	19,000	754,609
Sumitomo Rubber Industries, Ltd.#	8,100	96,699
Sumitomo Titanium Corp.#	25,900	3,216,603
Suruga Bank, Ltd.	11,000	151,290
Suzuken Co., Ltd.#	3,600	128,937
T&D Holdings, Inc.#	11,809	852,496
Taiheiyo Cement Corp.#	45,000	196,753
Taisei Corp.#	48,384	183,266
Taisho Pharmaceutical Co., Ltd.#	9,000	166,844
Taiyo Nippon Sanso Corp.#	13,000	115,801
Taiyo Yuden Co., Ltd.#	5,000	107,346
Takara Holdings, Inc.#	9,794	67,501
Takashimaya Co., Ltd.#	15,000	196,012
Takeda Pharmaceutical Co., Ltd.	87,000	5,968,143
Takefuji Corp.#	5,430	212,853
Tanabe Seiyaku Co., Ltd.	11,000	148,770
TDK Corp.	6,400	532,097
Teijin, Ltd.#	42,277	229,499
Terumo Corp.	8,400	320,719
The 77 Bank, Ltd.	17,000	120,167
The Bank of Yokohama, Ltd.	381,000	3,136,952
The Chiba Bank, Ltd.	39,000	371,077
The Joyo Bank, Ltd.	34,723	227,053
The Kansai Electric Power Co., Inc.	38,300	1,135,680
The Shizuoka Bank, Ltd.	30,163	321,477
The Sumitomo Trust & Banking Co., Ltd.	64,000	722,838
THK Co., Ltd.#	5,900	148,010
TIS, Inc.#	1,768	36,415
Tobu Railway Co., Ltd.#	40,624	209,738
Toda Corp.#	10,683	49,967
Toho Co., Ltd.#	6,800	136,430
Toho Titanium Co., Ltd.#	1,600	86,382
Toho Zinc Co., Ltd.	150,000	1,435,576
Tohoku Electric Power Co., Inc.	20,716	552,617
Tokai Rika Co., Ltd.	2,800	68,796
Tokuyama Corp.#	11,000	189,907
Tokyo Broadcasting System, Inc.#	1,900	62,966
Tokyo Electric Power Co., Inc.#	165,200	5,759,899
Tokyo Electron, Ltd.#	8,300	606,785
Tokyo Gas Co., Ltd.	113,077	640,135
Tokyo Seimitsu Co., Ltd.#	1,700	63,774
Tokyo Steel Manufacturing Co., Ltd.#	5,400	90,883
Tokyo Style Co., Ltd.	4,000	44,857
Tokyo Tatemono Co., Ltd.	14,000	193,606
Tokyu Corp.#	54,426	439,788
Tokyu Land Corp.	21,000	248,559
TonenGeneral Sekiyu KK#	15,000	164,257
Toppan Printing Co., Ltd.#	28,477	287,222
Toray Industries, Inc.	67,992	489,470
Toshiba Corp.#	376,618	2,371,322
Tosoh Corp.	23,718	121,539

Toto, Ltd.#	13,771	145,262
Toyo Seikan Kaisha, Ltd.#	8,126	158,169
Toyo Suisan Kaisha, Ltd.	4,000	73,368
Toyo Tanso Co., Ltd.	30,000	3,339,558
Toyobo Co., Ltd.	29,876	95,313
Toyoda Gosei Co., Ltd.#	3,200	72,169
Toyota Industries Corp.	9,800	487,053
Toyota Motor Corp.	260,849	17,061,154
Toyota Tsusho Corp.#	75,400	2,087,559
Trend Micro, Inc.#	4,500	128,041
Tsumura & Co.	120,000	2,788,997
Ube Industreis, Ltd.	45,463	146,006
Uni-Charm Corp.	2,000	118,931
Uniden Corp.	2,000	16,005
UNY Co., Ltd.#	8,295	115,889
Ushio, Inc.	5,300	101,947
USS Co, Ltd.	1,010	63,401
Wacoal Corp.	6,000	78,592
Wacom Co., Ltd.	360	911,185
West Japan Railway Co.	85	400,925
Yahoo Japan Corp.#	753	286,419
Yakult Honsha Co., Ltd.#	72,258	2,178,245
Yamada Denki Co., Ltd.	4,200	373,346
Yamaha Corp.#	8,751	199,488
Yamaha Motor Co., Ltd.	9,500	281,472
Yamaichi Securities Co., Ltd. ADR#†(3)(4)(5)	6,000	0
Yamato Transport Co., Ltd.#	18,923	302,929
Yamazaki Baking Co., Ltd.#	6,513	60,074
Yaskawa Electric Corp.#	9,000	97,666
Yokogawa Electric Corp.	10,500	156,077
Zeon Corp.	8,000	84,394

		271,730,623

Luxembourg - 0.0%

Acergy SA#†	13,334	252,348
Oriflame Cosmetics SA SDR	2,756	106,406
Stolt-Nielsen SA#	2,748	72,142

		430,896

Netherlands - 3.4%

ABN Amro Holding NV	124,471	4,369,090
Aegon NV	100,209	1,973,128
Akzo Nobel NV	18,651	1,147,826
ASML Holding NV†	33,287	815,012
Buhrmann NV	7,423	100,840
Corio NV#	2,768	256,714
Euronext NV#	6,178	666,184
European Aeronautic Defense and Space Co.#	22,378	764,033
Fugro NV	3,981	185,796
Getronics NV#	8,456	72,415
Hagemeyer NV#†	35,419	166,844
Heineken NV	16,808	826,996
ING Groep NV	128,590	5,494,585
James Hardie Industries NV#	31,910	240,295
Koninklijke (Royal) KPN NV	132,704	2,043,232
Koninklijke (Royal) Philips Electronics NV	80,121	2,929,850
Koninklijke Ahold NV†	106,723	1,067,242
Koninklijke DSM DV	10,388	450,160
Mittal Steel Co NV#	48,103	2,423,428
Oce NV#	5,384	89,520
Qiagen NV#†	9,741	158,521
Randstad Holding NV	3,180	222,208
Reed Elsevier NV	48,689	858,418
Rodamco Europe NV	3,690	507,003
Royal Numico NV#	11,763	606,074
SBM Offshore NV	9,631	341,018
STMicroelectronics NV#	46,830	906,991
TPG NV	29,949	1,290,135
Unilever NV#	117,638	3,039,637
Vedior NV	11,749	255,612
Wereldhave NV	1,426	189,320
Wolters Kluwer NV	20,120	608,866

		35,066,993

New Zealand - 0.1%

Auckland International Airport, Ltd.#	66,818	105,119
Contact Energy, Ltd.#	19,719	122,674
Fisher & Paykel Appliances Holdings, Ltd.#	18,428	47,409
Fisher & Paykel Healthcare Corp.	35,020	95,839
Fletcher Building, Ltd.	32,331	242,934
Kiwi Income Property Trust(1)	48,300	53,398
Sky City Entertainment Group, Ltd.#	30,231	102,895
Sky Network Television, Ltd.#	13,330	53,039
Telecom Corp. of New Zealand, Ltd.#	135,920	460,813
Tower, Ltd.#†	10,332	17,992
Vector, Ltd.#	17,115	32,446
Warehouse Group, Ltd.#	7,383	36,115

		1,370,673

Norway - 0.7%

Aker Kvaerner ASA#	2,280	263,024
DET Norske Oljeselskap#†	56,600	99,766
DNB NOR ASA#	45,944	620,995
Marine Harvest#†	176,900	215,846
Norsk Hydro ASA	48,535	1,502,419
Norske Skogindustrier ASA	11,776	205,515
Ocean RIG ASA#†	12,200	79,975
Orkla ASA	12,877	836,159
Petroleum Geo-Services ASA†	11,754	273,375
ProSafe ASA#	14,215	200,474
Schibsted ASA#	3,341	135,923
Statoil ASA#	44,588	1,139,257
Storebrand ASA	15,597	207,789
Tandberg ASA	8,342	149,018
Tandberg Television ASA#†	5,544	98,988
Telenor ASA	51,897	959,078
TGS Nopec Geophysical Co. ASA†	7,380	151,787
Tomra Systems ASA#	11,958	91,879
Yara International ASA#	14,086	391,349

		7,622,616

Portugal - 0.3%

Banco BPI SA	20,817	176,871
Banco Comercial Portugues SA	148,594	541,840
Banco Espirito Santo SA	13,700	253,735
Brisa-Auto Estradas de Portugal SA	20,551	266,224
Cimpor Cimentos de Portugal SGPS SA	16,070	130,982
Energias de Portugal SA	137,879	755,256
Jeronimo Martins SGPS SA	2,585	62,649
Portugal Telecom SGPS SA	54,184	721,907
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	5,373	76,984
Sonae Industria SGPS SA†	4,797	56,272
Sonae SGPS SA	54,827	118,991

		3,161,711

Singapore - 0.9%

Allgreen Properties, Ltd.	42,816	44,390
Ascendas Real Estate Investment Trust#	69,000	108,845
CapitaCommercial Trust	66,000	119,698
CapitaLand, Ltd.#	85,000	392,880
CapitaMall Trust#	65,000	147,261
Chartered Semiconductor Manufacturing, Ltd.#†	70,000	68,373
City Developments, Ltd.	34,000	298,548
ComfortDelGro Corp., Ltd.	120,000	143,757
Cosco Corp. Singapore, Ltd.	53,000	93,960
Creative Technology, Ltd.#	3,850	24,949
DBS Group Holdings, Ltd.	77,000	1,084,842
Fraser and Neave, Ltd.#	57,730	185,953
Haw Par Corp., Ltd.	7,429	35,987
Jardine Cycle & Carriage, Ltd.	9,059	75,370
Keppel Corp., Ltd.	37,000	438,553
Keppel Land, Ltd.#	24,706	135,156
Neptune Orient Lines, Ltd.#	30,000	57,764
Olam International, Ltd.	42,000	67,640
Overseas-Chinese Banking Corp., Ltd.	172,000	957,435
Parkway Holdings, Ltd.#	42,000	82,523
SembCorp Industries, Ltd.	54,360	157,299
SembCorp Marine, Ltd.#	36,000	81,395
Singapore Airlines, Ltd.	38,739	400,689
Singapore Exchange, Ltd.	54,000	240,896
Singapore Land, Ltd.	9,488	59,013
Singapore Petroleum Co., Ltd.	8,943	26,254
Singapore Post, Ltd.	93,000	70,024
Singapore Press Holdings, Ltd.	102,250	294,475
Singapore Technologies Engineering, Ltd.	92,000	197,551
Singapore Telecommunications, Ltd.	489,860	1,020,382
SMRT Corp, Ltd.	42,000	39,602
STATS ChipPAC, Ltd.#†	90,000	86,850
Suntec Real Estate Investment Trust	69,000	83,571
United Overseas Bank, Ltd.	78,000	1,052,230
United Overseas Land, Ltd.	34,700	114,949
Venture Corp., Ltd.	17,000	153,706
Want Want Holdings, Ltd.	31,000	47,795
Wing Tai Holdings, Ltd.#	33,000	58,786

		8,749,351

Spain - 3.5%

Abertis Infraestructuras SA#	15,658	445,964
Acciona SA#	1,962	392,355
Acerinox SA#	12,458	330,464
ACS, Actividades de Construccion y Servicios SA#	16,943	955,362
Altadis SA#	17,572	890,909
Antena 3 de Television SA#	5,444	121,741
Banco Bilbao Vizcaya Argentaria SA	243,683	5,918,621
Banco Popular Espanol SA#	58,355	1,145,091
Banco Santander Central Hispano SA	407,626	7,533,090
Cintra Concesiones de Infraestructuras de Transporte SA#	14,141	248,300
Corp Mapfre SA#	36,837	182,266
Ebro Puleva SA#	5,795	134,752
Endesa SA#	50,848	2,585,377
Fadesa Inmobiliaria SA#	3,499	167,454
Fomento de Construcciones y Contratas SA#	3,135	324,920
Gamesa Corp. Tecnologica SA#	11,681	333,460
Gas Natural SDG, SA#	12,288	524,510
Grupo Ferrovial SA#	4,331	427,916
Iberdrola SA#	52,573	2,300,221
Iberia Lineas Aereas de Espana SA	32,501	136,777
Indra Sistemas SA#	8,496	195,120
Industria de Diseno Textil SA	14,967	867,548
NH Hoteles SA#	4,665	104,985
Promotora de Informaciones SA#	5,249	103,751
Repsol YPF SA#	54,439	1,725,036
Sacyr Vallehermoso SA#	6,834	370,087
Sociedad General de Aguas de Barcelona SA, Class A#	4,111	138,043
Sogecable SA#†	2,824	105,767
Telefonica SA	306,008	6,580,190
Union Fenosa SA#	7,315	366,206
Zeltia SA#†	11,092	100,113

		35,756,396

Sweden - 2.2%

Alfa Laval AB#	6,526	324,964
Assa Abloy AB, Class B#	21,452	462,673
Atlas Copco AB, Class A	23,203	727,282
Atlas Copco AB, Class B	14,563	432,301
Axfood AB#	2,019	79,196
Billerud AB#	2,992	43,936
Boliden AB#	19,850	417,283
Castellum AB	10,716	145,178
D Carnegie AB#	4,373	91,739
Electrolux AB, Series B#	18,413	410,962
Elekta AB, Class B#	5,939	127,057
Eniro AB	11,891	139,838
Fabege AB#	5,500	147,827
Getinge AB, Class B	12,382	255,829
Hennes & Mauritz AB, Class B#	32,538	1,693,819
Hoganas AB#	1,831	45,481
Holmen AB#	3,669	149,542

Husqvarna AB#†	18,313	282,690
Kungsleden AB	9,300	156,324
Lundin Petroleum AB#†	15,287	156,595
Modern Times Group AB†	3,515	194,248
Nobia AB	3,350	134,378
Nordea Bank AB	142,426	2,161,660
OMX AB#	5,437	103,018
Sandvik AB	69,300	1,082,014
SAS AB#†	5,281	93,857
Scania AB, Class B#	6,881	508,303
Securitas AB	21,304	318,177
Securitas Direct AB#†	21,704	62,899
Securitas Systems AB#†	21,704	71,518
Skandinaviska Enskilda Banken AB, Class A	31,927	974,844
Skanska AB, Class B#	25,932	531,268
SKF AB, Class B#	27,977	519,125
Ssab Svenskt Stal AB, Series B	4,735	120,823
Ssab Svenskt Stal AB, Series A#	10,411	278,756
Svenska Cellulosa AB, Class B#	12,803	662,554
Svenska Handelsbanken, Class A#	35,060	1,006,142
Swedish Match AB#	20,818	359,543
Tele2 AB, Class B#	22,314	335,169
Telefonaktiebolaget LM Ericsson, Class B#	1,017,157	3,641,115
Telelogic AB#†	17,716	34,007
TeliaSonera AB	138,544	1,163,986
Trelleborg AB#	5,681	143,253
Volvo AB, Class A#	6,573	520,435
Volvo AB, Class B#	15,009	1,156,112
Wihlborgs Fastigheter AB	2,330	45,875

		22,513,595

Switzerland - 5.8%

ABB, Ltd.	142,222	2,372,958
Adecco SA	9,055	603,032
Ciba Specialty Chemicals AG	4,859	308,350
Clariant AG†	15,789	246,493
Compagnie Financiere Richemont SA(1)	35,812	1,972,629
Credit Suisse Group	79,132	5,481,032
Geberit AG	272	448,172
Givaudan SA	420	373,473
Holcim, Ltd.	13,768	1,363,124
Kudelski SA	2,268	83,964
Kuehne & Nagel International AG	3,705	282,243
Kuoni Reisen Holding AG†	196	112,449
Logitech International SA†	11,830	309,653
Lonza Group AG	2,596	231,047
Micronas Semiconductor Holding AG#†	2,238	45,797
Nestle SA	27,494	10,235,989
Nobel Biocare Holding AG	1,621	535,961
Novartis AG#	159,743	8,873,953
OC Oerlikon Corp. AG#†	437	218,107
Phonak Holding AG	3,188	241,094
PSP Swiss Property AG†	3,211	182,545
Rieter Holding AG	306	154,691
Roche Holding AG#	48,203	8,582,580
Schindler Holding AG	3,528	222,625
SGS SA	295	332,677
SIG Holding AG†	424	142,641
Straumann AG#	533	139,750
Sulzer AG	250	303,779
Swatch Group AG	3,603	177,013
Swatch Group AG, Class B	2,221	541,191
Swiss Re	23,118	1,968,015
Swisscom AG	1,362	511,297
Syngenta AG†	7,139	1,257,645
UBS AG	137,210	8,099,798
Zurich Financial Services AG	9,924	2,830,855

		59,786,622

United Kingdom - 19.9%

3i Group PLC	31,902	697,766
Aegis Group PLC	58,535	163,299
Aggreko PLC	17,541	149,597
Alliance Boots PLC	56,410	872,700
AMEC PLC	22,338	201,518
American Physicians Capital, Inc.	106,198	3,228,918
Amvescap PLC	51,201	601,981
Anglo American PLC	97,509	4,613,659
ARM Holdings PLC	92,184	231,314
Arriva PLC	13,556	190,110
AstraZeneca PLC (London)	105,106	5,889,733
Aviva PLC	175,795	2,817,670
BAE Systems PLC	221,338	1,888,862
Balfour Beatty PLC	29,400	260,306
Barclays PLC	446,546	6,469,895
Barratt Developments PLC	16,666	385,349
BBA Aviation PLC	28,202	151,268
Bellway PLC	7,768	224,737
BG Group PLC	233,913	3,181,463
BHP Billiton PLC	163,197	3,288,758
Biffa PLC	23,996	152,924
Bovis Homes Group PLC	8,268	168,585
BP PLC	1,334,467	13,707,817
Britannic Group PLC	47,001	578,937
British Airways PLC†	39,161	413,502
British Land Co. PLC	35,616	1,045,312
British Sky Broadcasting Group PLC	78,154	853,913
Brixton PLC	17,518	167,690
BT Group PLC	569,462	3,307,862
Bunzl PLC	23,261	299,953
Burberry Group PLC	30,273	373,852
Cable & Wireless PLC	168,053	542,614
Cadbury Schweppes PLC	143,637	1,535,256
Capita Group PLC	42,226	536,258
Carnival PLC	11,730	559,870
Carphone Warehouse PLC#	27,529	159,671
Cattles PLC	22,560	191,862
Centrica PLC	251,183	1,841,164
Charter PLC†	11,429	192,219
Close Brothers Group PLC	9,042	183,065
Cobham PLC	77,398	301,540
Collins Stewart PLC†	14,411	64,250
Compass Group PLC	143,135	849,568
Cookson Group PLC	13,255	152,302

Corus Group PLC	61,662	729,895
CSR PLC#†	8,844	124,880
Daily Mail & General Trust	20,419	310,142
Davis Service Group PLC	11,634	117,772
De La Rue PLC	11,132	148,078
Diageo PLC	186,629	3,677,007
DSG International PLC	125,800	421,601
Electrocomponents PLC	29,842	155,082
Emap PLC	14,797	209,821
EMI Group PLC	53,143	250,558
Enterprise Inns PLC	40,677	501,592
Experian Group, Ltd.	69,874	815,843
Fiberweb PLC†	96	398
First Choice Holidays PLC	34,541	171,293
FirstGroup PLC	29,820	354,353
FKI PLC	39,995	86,089
Friends Provident PLC	116,129	468,554
Galiform PLC†	40,786	101,868
Gallaher Group PLC	45,053	997,513
George Wimpey PLC	27,431	305,683
GKN PLC	48,328	326,517
GlaxoSmithKline PLC	394,899	11,093,441
Great Portland Estates PLC	11,233	165,438
Group 4 Securicor PLC	78,441	283,079
Hammerson PLC	19,563	588,272
Hanson PLC	48,862	780,575
Hays PLC	100,050	289,894
HBOS PLC	258,047	5,455,130
HMV Group PLC	27,590	75,062
Home Retail Group	60,191	499,803
HSBC Holdings PLC	793,807	13,868,494
ICAP PLC	33,116	305,281
IMI PLC	23,125	230,712
Imperial Chemical Industries PLC	81,830	741,129
Imperial Tobacco Group PLC	46,486	1,936,313
Inchcape PLC	30,255	309,425
Intercontinental Hotels Group PLC	24,364	572,955
International Power PLC	102,272	732,838
Intertek Group PLC	10,720	180,982
Invensys PLC†	54,625	301,953
Investec PLC	23,397	281,796
ITV PLC	266,754	574,210
J Sainsbury PLC	99,920	1,003,187
Johnson Matthey PLC	15,048	454,438
Kelda Group PLC	24,579	429,581
Kesa Electricals PLC	36,298	239,811
Kingfisher PLC	161,630	796,764
Ladbrokes PLC	43,011	340,132
Land Securities Group PLC	32,156	1,295,987
Legal & General Group PLC	447,850	1,371,801
Liberty International PLC	18,655	442,357
Lloyds TSB Group PLC	386,436	4,346,602
LogicaCMG PLC	100,068	332,257
London Stock Exchange Group PLC	10,969	271,310
Man Group PLC	123,219	1,325,837
Marks & Spencer Group PLC	115,761	1,531,882
Meggitt PLC	29,881	196,426
Michael Page International PLC	22,766	214,100
Misys PLC	34,347	156,940
Mitchells & Butlers PLC	27,692	384,992
National Express Group PLC	9,367	201,201
National Grid PLC	186,534	2,797,938
Next PLC	15,578	624,336
Old Mutual PLC	357,669	1,234,183
Pearson PLC	55,277	855,546
Persimmon PLC	19,476	532,756
Premier Farnell PLC	24,941	88,363
Provident Financial PLC	17,549	251,453
Prudential PLC	167,687	2,221,102
Punch Taverns PLC	18,177	410,900
Rank Group PLC	37,183	162,945
Reckitt Benckiser PLC	41,727	2,097,121
Reed Elsevier PLC	86,478	1,005,644
Rentokil Initial PLC	124,380	361,072
Reuters Group PLC	88,638	757,207
Rexam PLC	39,984	394,678
Rio Tinto PLC	70,428	3,806,034
Rolls-Royce Group PLC†	121,672	1,172,867
Royal Bank of Scotland Group PLC	216,829	8,531,152
Royal Dutch Shell PLC, Class A (Amsterdam)#	187,354	6,101,678
Royal Dutch Shell PLC, Class A (London)#	66,747	2,167,922
Royal Dutch Shell PLC, Class B	189,316	6,136,262
RT Group PLC†(3)(4)(5)	10,000	982
SABMiller PLC	61,770	1,365,052
Sage Group PLC	88,768	447,315
Schroders PLC	8,448	181,457
Scottish & Newcastle PLC	54,877	566,765
Scottish and Southern Energy PLC	59,019	1,663,360
Scottish Power PLC	102,101	1,531,562
Serco Group PLC	32,620	272,396
Severn Trent PLC	15,981	432,033
Signet Group PLC	117,513	270,142
Slough Estates PLC	32,339	470,607
Smith & Nephew PLC	64,593	751,087
Smiths Group PLC	39,056	789,102
SSL International PLC	13,037	94,140
Stagecoach Group PLC	55,605	169,814
Standard Life PLC†	144,462	852,455
Tate & Lyle PLC	33,577	369,199
Taylor Woodrow PLC	39,576	315,999
Tesco PLC	546,060	4,624,309
The Berkeley Group Holdings PLC†(1)	6,214	184,792
Tomkins PLC	58,691	296,353
Travis Perkins PLC	7,928	304,049
Trinity Mirror PLC	20,092	192,555
Tullett Prebon PLC†	14,562	176,767
Unilever PLC	85,388	2,288,584
United Business Media PLC	19,381	268,537
United Utilities PLC	60,124	857,031
Vodafone Group PLC	3,618,033	10,024,950
Whitbread PLC	13,449	433,878
William Hill PLC	24,287	301,181
Wolseley PLC	45,093	1,128,015
WPP Group PLC	80,680	1,167,179
Xstrata PLC	42,062	1,967,294

Yell Group PLC		53,298	626,479

			205,662,394

United States - 0.0%

Synthes, Inc.		3,258	407,308

Total Common Stock
(cost $732,548,200)			951,569,356

EXCHANGE TRADED FUNDS - 3.1%
United States - 3.1%

iShares MSCI EAFE Index Fund		296,300	21,982,497
iShares MSCI Japan Index Fund		704,000	10,391,040

			32,373,537

Total Exchange Traded Funds
(cost $32,327,813)			32,373,537

PREFERRED STOCK - 0.3%
Germany - 0.3%

Henkel KGaA#		4,075	575,705
Porsche AG		541	708,046
ProSiebenSat.1 Media AG		5,630	190,878
RWE AG		2,676	245,178
Volkswagen AG		7,221	636,456

			2,356,263

Italy - 0.0%

Unipol SpA		61,641	209,089

Total Preferred Stock
(cost $1,485,633)			2,565,352

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

Transco Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	14,642
Transco Holdings PLC Bonds 6.29% due 12/14/09(6)	GBP	5,000	9,940
Transco Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	11,605

			36,187

Total Foreign Corporate Bonds & Notes
(cost $22,330)			36,187

RIGHTS - 0.0%
Australia - 0.0%

WorleyParsons, Ltd. Expires 03/02/07		1,067	5,381

Japan - 0.0%

Dowa Mining Co., Ltd. Expires 01/29/10		14,000	7,224

Spain - 0.0%

NH Hoteles SA Expires 03/23/07		4,564	1,570

Total Rights
(cost $0)			14,175

Total Long-Term Investment Securities
(cost $766,383,976)			986,558,607

SHORT-TERM INVESTMENT SECURITIES - 21.4%
Collective Investment Pool - 21.2%

Securities Lending Quality Trust(7)		$219,325,977	219,325,977

U.S. Government Treasuries - 0.2%

United States Treasury Bills
5.05% due 04/05/07(8)		50,000	49,757
5.07% due 04/12/07(8)		25,000	24,853
5.09% due 04/12/07(8)		30,000	29,823
5.10% due 04/26/07(8)		20,000	19,842
5.10% due 04/19/07(8)		10,000	9,931
5.11% due 04/19/07(8)		1,840,000	1,827,299

			1,961,505

Total Short-Term Investment Securities
(cost $221,287,482)			221,287,482

REPURCHASE AGREEMENT - 3.8%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $38,714,183 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $39,874,419 (cost $38,709,000)		38,709,000	38,709,000

TOTAL INVESTMENTS -
(cost $1,026,380,458)(9)		120.7%	1,246,555,089
Liabilities in excess of other assets		(20.7)%	(213,457,406)

NET ASSETS -		100.0%	$1,033,097,683

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Consists of more than one class of securities traded together as a unit.
(2)	Bonus shares
(3)	Illiquid security
(4)	Fair valued security; see Note 1
(5)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	04/02/01	10,000	$42,797	$982	$0.10	0.00%
Yamaichi Securities Co., Ltd. Common Stock	08/04/93	6,000	$478,650	$0	$0.00	0.00

				$982		0.00%

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(7)	The security is purchased with the cash collateral received from securities loaned.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2007. At February 28, 2007, the aggregate value of these securities was $985,909,392, representing 95.4% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR -	American Depository Receipt
SDR -	Swedish Depository Receipt
VVPR -	Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
13 Long	MSCI Singapore Index	March 2007	$686,478	$641,608	$(44,870)
8 Long	Hang Seng Index	March 2007	1,059,150	998,886	(60,264)
67 Long	OMXS 30 Index	March 2007	1,164,196	1,106,235	(57,961)
45 Long	CAC 40 10 Euro Index	March 2007	3,373,673	3,275,295	(98,378)
10 Long	IBEX 35 Index	March 2007	1,961,280	1,882,552	(78,728)
14 Long	Amsterdam Index	March 2007	1,871,322	1,815,657	(55,665)
40 Long	SPI 200 Index	March 2007	4,407,970	4,571,686	163,716
5 Long	S&P/MIB Index	March 2007	1,362,102	1,364,211	2,109
550 Long	MSCI Pan Euro Index	March 2007	17,412,762	17,576,031	163,269
57 Long	DJ Stoxx 50 Index	March 2007	2,748,849	2,740,707	(8,142)
11 Long	DAX Index	March 2007	2,370,824	2,444,748	73,924
61 Long	FTSE 100 Index	March 2007	7,412,346	7,381,568	(30,778)

					$(31,768)

Currency Legend

GBP    British Pound

Industry Allocation*
Collective Investment Pool	21.2%
Banks-Commercial	15.1%
Medical-Drugs	6.1%
Oil Companies-Integrated	5.1%
Repurchase Agreements	3.8%
Electric-Integrated	3.7%
Auto-Cars/Light Trucks	3.2%
Index Fund	3.1%
Telephone-Integrated	3.1%
Insurance-Multi-line	2.9%
Finance-Investment Banker/Broker	2.1%
Steel-Producers	1.8%
Diversified Minerals	1.5%
Chemicals-Diversified	1.4%
Food-Misc.	1.3%
Cellular Telecom	1.2%
Diversified Manufacturing Operations	1.2%
Electronic Components-Misc	1.2%
Food-Retail	1.2%
Real Estate Operations and Development	1.2%
Tobacco	1.2%
Electric Products-Misc.	1.1%
Import/Export	1.1%
Insurance-Life/Health	0.9%
Photo Equipment & Supplies	0.9%
Real Estate Management/Services	0.8%
Auto/Truck Parts & Equipment-Original	0.8%
Building Products-Cement	0.7%
Office Automation & Equipment	0.7%
Transport-Rail	0.7%
Brewery	0.7%
Enterprise Software Service	0.7%
Machinery-Electrical	0.6%
Metal Diversified	0.6%
Multimedia	0.6%
Audio/Video Products	0.6%
Beverages-Wine/Spirits	0.6%
Building-Heavy Construction	0.6%
Diversified Operations	0.6%
Finance-Other Services	0.6%
Gas-Distribution	0.6%
Insurance-Property/Casualty	0.5%
Machinery-Construction & Mining	0.5%
Retail-Misc./Diversified	0.5%
Telecom Services	0.5%
Transport-Marine	0.5%
Transport-Services	0.5%
Airlines	0.5%
Building & Construction-Products-Misc.	0.5%
Cosmetics & Toiletries	0.5%
Engineering/R&D Services	0.5%
Finance-Leasing Companies	0.5%
Machine Tools & Related Products	0.5%
Machinery-General Industrial	0.4%
Miscellaneous Manufacturing	0.4%
Property Trust	0.4%
Retail/Apparel Shoe	0.4%
Retail Major Department Stores	0.4%
Semiconductor Equipment	0.4%
Wireless Equipment	0.4%
Aerospace/Defense	0.4%
Building & Construction-Misc.	0.4%
Building-Residential/Commercial	0.4%
Distribution/Wholesale	0.4%
Electric-Distribution	0.3%
Machinery-Material Handling	0.3%
Medical Products	0.3%
Metal Processors & Fabrication	0.3%
Non-Ferous Metals	0.3%
Paper & Related Products	0.3%
Publishing-Books	0.3%
Real Estate Investment Trusts	0.3%
Retail-Jewelry	0.3%
Rubber-Tires	0.3%
Soap & Cleaning Preparation	0.3%
Television	0.3%
Water	0.3%
Advertising Services	0.3%
Apparel Manufacturers	0.3%
Auto-Heavy Duty Trucks	0.3%
Computer Services	0.3%
Computer-Integrated Systems	0.3%
Diversified Financial Services	0.2%
Electronic Components-Semiconductors	0.2%
Food-Dairy Products	0.2%
Gambling(Non-Hotel)	0.2%
Hotels/Motels	0.2%
Human Resources	0.2%
Industrial Games	0.2%
Insurance-Reinsurance	0.2%
Oil Companies-Exploration & Production	0.2%
Oil Refining & Marketing	0.2%
Printing Commercial	0.2%
Public Thoroughfares	0.2%
Publishing-Newspapers	0.2%
Retail-Building Products	0.2%
Telecommunication Equipment	0.2%
U.S. Government Treasuries	0.2%
Aerospace/Defence-Equipment	0.2%
Appliances	0.2%
Applications Software	0.2%
Athletic Footwear	0.2%
Banks-Mortgage	0.1%
Beverages-Non-alcoholic	0.1%
Building Products-Air & Heating	0.1%
Building Products-Door & Windows	0.1%
Chemicals-Specialty	0.1%
Commercial Services	0.1%
Commercial Services-Finance	0.1%
Computers-Memory Devices	0.1%
Container-Metal/Glass	0.1%
Cruise Lines	0.1%
Dialysis Centres	0.1%
Diversified Operations/Commercial Services	0.1%
Electronic Measurement Instruments	0.1%
Electronic Security Devices	0.1%
Finance-Consumer Loans	0.1%
Food-Catering	0.1%
Investment Companies	0.1%
Investment Management/Advisor Services	0.1%
Lottery Services	0.1%
Machinery-Farming	0.1%
Medical-Wholesale Drug Distribution	0.1%
Metal-Aluminum	0.1%
Oil-Field Services	0.1%
Optical Supplies	0.1%
Publishing-Periodicals	0.1%
Retail-Consumer Electronics	0.1%
Retail-Drug Store	0.1%
Retail-Pubs	0.1%
Retail-Restaurants	0.1%
Specified Purposes Acquisitions	0.1%
Steel Pipe & Tube	0.1%
Sugar	0.1%
Textile-Products	0.1%
Toys	0.1%
Transport-Truck	0.1%
Travel Services	0.1%
Venture capital	0.1%
Wire & Cable Products	0.1%

120.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description		Principal Amount /Shares(8)	Value (Note 1)
Bonds & Notes - 95.8%
Argentina - 2.2%

Republic of Argentina
Bonds
5.25% due 12/31/38(1)(6)		918,134	$472,839
Republic of Argentina
Bonds
5.48% due 08/03/12(2)		750,000	535,875
Republic of Argentina
Bonds
7.00% due 03/28/11		1,354,000	1,379,049
Republic of Argentina
Bonds
7.00% due 09/12/13		540,000	536,760

			2,924,523

Australia - 1.5%

Government of Australia
Bonds
6.25% due 04/15/15	AUD	1,170,000	952,213
Government of Australia
Notes
8.75% due 08/15/08	AUD	970,000	792,249
Queensland Treasury Corp.
Government Guar. Notes
8.00% due 09/14/07	AUD	395,000	314,068

			2,058,529

Austria - 0.3%

Republic of Austria
Bonds
6.25% due 07/15/27	EUR	235,000	400,303

Belgium - 3.8%

Kingdom of Belgium
Bonds
4.00% due 03/28/17	EUR	2,400,000	3,172,419
Kingdom of Belgium Bonds
4.25% due 09/28/14	EUR	1,040,000	1,401,594
Kingdom of Belgium
Bonds
5.00% due 03/28/35	EUR	415,000	624,429

			5,198,442

Brazil - 10.9%

Federal Republic of Brazil
Bonds
5.81% due 01/05/16		1,046,000	515,753
Federal Republic of Brazil
Bonds
6.00% due 01/17/17		1,240,000	1,237,520
Federal Republic of Brazil
Notes
7.88% due 03/07/15		915,000	1,030,748
Federal Republic of Brazil
Notes
8.00% due 01/15/18		1,950,000	2,183,025
Federal Republic of Brazil
Bonds
8.25% due 01/20/34		800,000	985,600
Federal Republic of Brazil
Notes
8.75% due 02/04/25		1,020,000	1,285,200
Federal Republic of Brazil
Bonds
8.88% due 10/14/19		1,010,000	1,252,400
Federal Republic of Brazil
Notes
8.88% due 04/15/24		275,000	348,975
Federal Republic of Brazil
Notes
10.25% due 06/17/13		845,000	1,044,843
Federal Republic of Brazil
Bonds
10.25% due 01/10/28	BRL	1,140,000	524,169
Federal Republic of Brazil
Bonds
10.50% due 07/14/14		430,000	549,755
Federal Republic of Brazil
Notes
11.00% due 08/17/40		2,840,000	3,795,660

			14,753,647

Canada - 1.1%

Government of Canada
Bonds
5.25% due 06/01/13	CAD	1,670,000	1,527,659

Cayman Islands - 0.2%

Dubai Holding Commercial Operations, Ltd.
Company Guar. Notes
4.75% due 01/30/14	EUR	200,000	265,794

Colombia - 1.3%

Republic of Colombia
Notes
7.38% due 01/27/17		480,000	517,200
Republic of Colombia
Bonds
7.38% due 09/18/37		200,000	213,600
Republic of Colombia
Notes
12.00% due 10/22/15	COP	320,000,000	164,985
Republic of Columbia
Bonds
8.13% due 05/21/24		260,000	300,300
Republic of Columbia
Notes
8.25% due 12/22/14		490,000	556,150

			1,752,235

Denmark - 2.3%

Kingdom of Denmark
Bonds
7.00% due 11/15/07	DKK	15,700,000	2,842,288
Kingdom of Denmark
Bonds
7.00% due 11/10/24	DKK	1,250,000	302,220

			3,144,508

El Salvador - 0.1%

Republic of El Salvador
Bonds
8.25% due 04/10/32		160,000	192,000

France - 2.0%

Dexia Municipal Agency Sec.
Notes
3.25% due 07/12/08	EUR	1,565,000	2,051,366
France Telecom SA
Senior Notes
4.75% due 02/21/17	EUR	500,000	662,118
Government of France
Bonds
5.50% due 04/25/29	EUR	347	549

			2,714,033

Germany - 6.3%

Federal Republic of Germany
Bonds
2.50% due 10/08/10	EUR	1,380,000	1,742,308
Federal Republic of Germany Bonds 3.50% due 04/08/11	EUR	1,287,000	1,678,319
Federal Republic of Germany
Bonds
4.13% due 07/04/08	EUR	550,000	729,604
Federal Republic of Germany Series 03 Bonds 4.25% due 01/04/14	EUR	2,515,000	3,388,366
Federal Republic of Germany
Bonds
4.50% due 01/04/13	EUR	765,000	1,042,339

			8,580,936

Greece - 1.5%

Republic of Greece Bonds 5.90% due 10/22/22	EUR	290,000	451,603
Republic of Greece
Bonds
6.00% due 05/19/10	EUR	1,170,000	1,640,894

			2,092,497

India - 0.4%

State Bank of India, Ltd.
Bonds
6.44% due 05/15/17(2)(7)		500,000	500,150

Indonesia - 0.4%

Republic of Indonesia
Notes
8.50% due 10/12/35		420,000	511,266

Italy - 1.5%

Republic of Italy
Bonds
5.00% due 02/01/12	EUR	670,000	927,403
Republic of Italy
Bonds
9.00% due 11/01/23	EUR	532,912	1,095,080

			2,022,483

Japan - 12.5%

Government of Japan
Bonds
0.80% due 03/20/13	JPY	350,000,000	2,868,395
Government of Japan
Bonds
1.10% due 03/20/11	JPY	100,000,000	845,088
Government of Japan
Bonds
1.40% due 12/20/15	JPY	612,650,000	5,113,974
Government of Japan
Bonds
1.80% due 03/22/10	JPY	34,000,000	294,310
Government of Japan
Bonds
1.90% due 12/20/10	JPY	358,000,000	3,118,298
Government of Japan
Bonds
2.00% due 03/20/25	JPY	388,700,000	3,284,041
Government of Japan
Government Guar. Bonds
5.00% due 09/21/09	JPY	162,900,000	1,517,500

			17,041,606

Luxembourg - 0.3%

Coca Cola Enterprises, Inc.
Company Guar. Notes
3.13% due 12/15/08	EUR	350,000	454,326

Mexico - 4.8%

United Mexican States
Notes
5.63% due 01/15/17		540,000	542,160
United Mexican States
Notes
6.63% due 03/03/15		520,000	557,180
United Mexican States
Notes
7.50% due 04/08/33		695,000	822,185
United Mexican States
Bonds
8.00% due 12/24/08	MXN	5,900,000	531,434
United Mexican States
Bonds
8.00% due 09/24/22		430,000	523,525
United Mexican States
Notes
8.13% due 12/30/19		1,010,000	1,230,685
United Mexican States
Bonds
8.30% due 08/15/31		720,000	924,120
United Mexican States
Bonds
9.00% due 12/24/09	MXN	14,600,000	1,348,684

			6,479,973

Netherlands - 1.9%

BMW Finance NV
Company Guar. Senior Notes
5.25% due 05/21/12		400,000	401,632

Cemex Finance Europe BV
Company Guar.
4.75% due 03/05/14	EUR	300,000	396,303
Kingdom of Netherlands
Bonds
4.00% due 01/15/37	EUR	910,000	1,180,236
Siemens Financieringsmaatschappij NV
Notes
6.13% due 08/17/26*		550,000	572,559

			2,550,730

Peru - 1.0%

Republic of Peru
Notes
7.35% due 07/21/25		905,000	1,015,863
Republic of Peru
Bonds
8.75% due 11/21/33		280,000	364,700

			1,380,563

Philippines - 3.4%

Republic of Philippines
Bonds
7.75% due 01/14/31		240,000	270,300
Republic of Philippines
Notes
8.00% due 01/15/16		470,000	528,163
Republic of Philippines
Notes
8.25% due 01/15/14		980,000	1,095,150
Republic of Philippines
Notes
8.88% due 03/17/15		450,000	525,375
Republic of Philippines
Senior Notes
9.50% due 02/02/30		810,000	1,075,275
Republic of Philippines
Bonds
9.88% due 01/15/19		440,000	564,300
Republic of Philippines
Notes
10.63% due 03/16/25		395,000	561,393

			4,619,956

Poland - 0.5%

Republic of Poland
Bonds
5.75% due 03/24/10	PLN	1,800,000	624,795

Russia - 4.7%

Russian Federation
Bonds
5.00% due 03/31/30(1)		5,220,000	5,915,826
Russian Federation
Notes
12.75% due 06/24/28		250,000	453,165

			6,368,991

Singapore - 0.7%

PSA International Pte, Ltd.
Senior Bonds
5.75% due 06/29/11*		860,000	883,718

South Africa - 0.4%

Republic of South Africa
Bonds
13.50% due 09/15/15	ZAR	2,710,000	509,802

Spain - 1.1%

Kingdom of Spain
Bonds
5.75% due 07/30/32	EUR	875,000	1,443,547

Sweden - 2.3%

Kingdom of Sweden
Bonds
4.00% due 12/01/09	SEK	3,000,000	432,030
Kingdom of Sweden
Bonds
4.50% due 08/12/15	SEK	18,360,000	2,754,545

			3,186,575

Turkey - 4.1%

Republic of Turkey
Notes
6.88% due 03/17/36		545,000	515,025
Republic of Turkey
Bonds
7.00% due 09/26/16		770,000	780,087
Republic of Turkey
Notes
7.00% due 06/05/20		1,000,000	1,000,000
Republic of Turkey
Notes
7.25% due 03/15/15		1,240,000	1,280,300
Republic of Turkey
Notes
7.38% due 02/05/25		1,050,000	1,071,000
Republic of Turkey
Notes
8.00% due 02/14/34		280,000	299,600
Republic of Turkey
Notes
9.50% due 01/15/14		570,000	659,775

			5,605,787

Ukrainian SSR - 0.9%

Ukrainian Soviet Socialist Republic
Senior Bonds
6.58% due 11/21/16*		590,000	596,638

Ukrainian Soviet Socialist Republic
Senior Notes
6.58% due 11/21/16		260,000	262,644
Ukrainian Soviet Socialist Republic
Notes
7.65% due 06/11/13		360,000	389,304

			1,248,586

United Kingdom - 5.7%

BAE Systems PLC
Bonds
11.88% due 12/29/08	GBP	320,000	693,067

Government of United Kingdom
Bonds
4.00% due 03/07/09	GBP	840,000	1,609,401
Government of United Kingdom
Bonds
4.00% due 09/07/16	GBP	240,000	443,067
Government of United Kingdom
Bonds
4.25% due 03/07/11	GBP	1,345,000	2,557,565
Government of United Kingdom
Bonds
5.00% due 03/07/12	GBP	200,000	391,789
Government of United Kingdom
Bonds
5.75% due 12/07/09	GBP	250	497
Government of United Kingdom
Bonds
6.00% due 12/07/28	GBP	485,000	1,157,275
Royal Bank of Scotland
Sub. Notes
4.35% due 01/23/17	EUR	500,000	658,068
Tesco PLC
Senior Notes
5.20% due 03/05/57	GBP	150,000	293,061

			7,803,790

United States - 12.7%

American Express Credit Corp
Senior Notes
1.65% due 11/01/11	JPY	50,000,000	425,932
BAE Systems Holdings, Inc.
Notes
5.20% due 08/15/15*		500,000	493,273
Citigroup, Inc.
Sub. Notes
3.63% due 11/30/17(3)	EUR	700,000	890,274
Costco Wholesale Corp.
Senior Notes
5.50% due 03/15/17		400,000	407,687
Federal National Mtg. Assoc.
Senior Notes
2.13% due 10/09/07	JPY	250,000,000	2,130,447
General Electric Capital Corp.
Sub. Notes
4.13% due 09/19/35	EUR	600,000	729,327
Goldman Sachs Group, Inc.
Senior Notes
5.35% due 01/15/16		400,000	396,736
Morgan Stanley
Senior Notes
6.25% due 08/09/26		600,000	634,959
National Rural Utilities Cooperative Finance Corp.
Senior Notes
6.50% due 03/14/07	EUR	660,000	873,884
Procter & Gamble Co.
Senior Notes
2.00% due 06/21/10	JPY	200,000,000	1,735,026
SLM Corp.
Notes
1.53% due 09/15/11	JPY	100,000,000	843,778
United States Treasury Bonds
5.38% due 02/15/31		2,028,000	2,211,153
8.00% due 11/15/21		1,055,000	1,414,029
United States Treasury Notes
3.63% due 04/30/07		470,000	468,788
3.88% due 07/31/07		1,175,000	1,169,217
4.25% due 11/15/13		1,780,000	1,752,049
Walt Disney Co.
Notes
5.70% due 07/15/11		400,000	409,721
Wells Fargo & Co.
Senior Bonds
4.63% due 11/02/35	GBP	150,000	279,596

			17,265,876

Uruguay - 1.4%

Republic of Uruguay
Bonds
7.50% due 03/15/15		450,000	482,625
Republic of Uruguay
Bonds
8.00% due 11/18/22		1,260,000	1,408,050

			1,890,675

Venezuela - 1.6%

Republic of Venezuela
Bonds
5.75% due 02/26/16		330,000	307,560
Republic of Venezuela
Bonds
6.00% due 12/09/20		820,000	742,100
Republic of Venezuela
Bonds
7.00% due 12/01/18		260,000	261,690
Republic of Venezuela
Bonds
7.65% due 04/21/25		500,000	529,500
Republic of Venezuela
Notes
8.50% due 10/08/14		360,000	396,900

			2,237,750

Total Bonds & Notes
(cost $126,237,680)			130,236,053

RIGHTS - 0.0%
Mexico - 0.0%
United Mexican States, Series E
Expires 06/30/07(4) VRR
(cost $0)		500,000	7,100

Total Long-Term Investment Securities
(cost $126,237,680)			130,243,153

REPURCHASE AGREEMENT - 1.4%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $1,808,242 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00%, due 02/16/12 and having an approximate value of $1,848,300

(cost $1,808,000)	1,808,000	1,808,000

TOTAL INVESTMENTS -
(cost $128,045,680) (5)	97.2%	132,051,153
Other assets less liabilities	2.8	3,855,947

NET ASSETS -	100.0%	$135,907,100

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $2,546,188 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(3)	Variable Rate Security - the rate reflected is as of February 28, 2007, maturity date reflects next reset date.
(4)	Fair valued security; see Note 1
(5)	See Note 4 for cost of investments on a tax basis.
(6)	The par value of this security is at a ratio of 75/100.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Denominated in United States Dollars unless otherwise indicated.
VRR -	Value Recovery Rights

Open Forward Currency Contracts
Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
GBP 820,000	EUR 1,239,082	5/2/2007	$33,592
SEK 18,000,000	USD 2,597,159	5/2/2007	14,501
*USD 1,275,872	SEK 9,000,000	5/2/2007	15,457

			63,550

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
AUD 2,380,000	USD 1,866,253	5/2/2007	(5,834)
*SEK 9,000,000	USD 1,284,613	5/2/2007	(6,716)

			(12,550)

Net Unrealized Appreciation (Depreciation)			$51,000

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United State Dollar
ZAR	South African Rand

Industry Allocation*
Sovereign	75.3%
United States Treasury Bonds	2.7
Foreign Government Treasuries	2.1
U.S. Government Agencies	1.6
United States Treasury Notes	1.6
Banks-Special Purpose	1.5
Finance-Investment Banker/Broker	1.4
Cosmetics & Toiletries	1.3
Repurchase Agreements	1.3
U.S. Government Treasuries	0.9
Banks-Super Regional	0.7
Transport-Marine	0.7
Finance-Consumer Loans	0.6
Finance-Other Services	0.6
Special Purpose Entities	0.6
Aerospace/Defense	0.5
Diversified Financial Services	0.5
Telephone-Integrated	0.5
Banks-Commercial	0.4
Diversified Manufactured Operations	0.4
Auto-Cars/Light Trucks	0.3
Beverages-Non-alcoholic	0.3
Building & Construction Products-Misc.	0.3
Finance-Credit Card	0.3
Multimedia	0.3
Retail-Discount	0.3
Food-Retail	0.2

97.2%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

VALIC COMPANY I INTERNATIONAL GROWTH I FUND

PORTFOLIO PROFILE OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1) (3)
COMMON STOCK - 97.0%
Australia - 3.3%

Babcock & Brown, Ltd.	49,400	$1,005,449
BHP Billiton, Ltd.	224,990	4,828,080
Brambles, Ltd.†	128,390	1,342,667
CSL, Ltd.	32,740	2,006,091
National Australia Bank, Ltd.	103,100	3,291,293
QBE Insurance Group, Ltd.	222,411	5,602,326
Rio Tinto, Ltd.#	33,890	2,017,238

		20,093,144

Austria - 0.8%

Erste Bank der Oesterreichischen Sparkassen AG	62,492	4,631,620

Belgium - 1.4%

InBev NV	36,473	2,411,160
KBC Groep NV	37,013	4,490,060
Umicore	11,640	1,985,738

		8,886,958

Bermuda - 1.3%

Esprit Holdings, Ltd.	451,000	4,713,616
Li & Fung, Ltd.	1,073,400	3,426,219

		8,139,835

Brazil - 0.6%

All America Latina Logistica	108,000	1,240,179
Petroleo Brasileiro SA ADR	24,440	2,209,376

		3,449,555

Canada - 1.2%

Canadian National Railway Co. (New York)	29,360	1,283,326
Canadian National Railway Co. (Toronto)	28,136	1,229,266
Canadian Natural Resources, Ltd.	22,030	1,106,209
Manulife Financial Corp.	31,703	1,063,091
Rogers Communications, Inc.	37,360	1,219,566
Suncor Energy, Inc.	23,489	1,665,679

		7,567,137

China - 0.5%

China Merchants Bank Co., Ltd.†#	1,027,000	2,078,875
Ping An Insurance (Group) Co.	256,000	1,160,098

		3,238,973

Czech Republic - 0.3%

CEZ AS	40,700	1,630,850

Denmark - 0.6%

Novo-Nordisk A/S	18,384	1,581,185
Vestas Wind Systems A/S†	47,630	2,210,413

		3,791,598

Finland - 1.0%

Kone Oyj, Class B#	48,860	2,786,310
Metso Corp.	30,730	1,515,367
Nokia Oyj	71,830	1,568,267

		5,869,944

France - 13.0%

Accor SA#	39,690	3,492,286
AXA#	254,238	10,766,820
BNP Paribas SA	23,823	2,479,102
Cap Gemini SA	26,435	1,843,057
Credit Agricole SA	81,540	3,241,003
Essilor International SA#	8,116	924,432
Gaz de France SA	31,210	1,369,698
Groupe Danone#	37,880	5,980,902
L’Air Liquide SA	18,577	4,248,441
L’Oreal SA	13,160	1,377,024
Legrand SA	50,020	1,592,411
LVMH Moet Henessy Louis Vuitton SA#	53,800	5,943,233
Pernod Ricard SA#	21,946	4,517,460
PPR#	15,900	2,384,351
Sanofi-Aventis	33,400	2,834,349
Schneider Electric SA	38,860	4,702,014
Societe Generale#	28,175	4,733,578
Total SA#	151,286	10,167,745
Veolia Environnement#	43,830	3,090,181
Vinci SA	23,792	3,280,489
Vivendi Universal SA	33,880	1,335,533

		80,304,109

Germany - 7.9%

Allianz SE	13,010	2,801,004
BASF AG	18,130	1,844,237
Bayer AG	86,457	4,968,479
Bayerische Motoren Werke AG	19,870	1,153,837
Commerzbank AG	47,893	1,977,079
Continental AG	19,710	2,458,768
DaimlerChrysler AG#	32,810	2,230,330
Deutsche Boerse AG	12,900	2,584,597
E.ON AG	31,740	4,160,047
Fresenius Medical Care AG	25,562	3,624,252
Henkel KGaA	15,065	2,128,343
Hochtief AG	24,583	2,138,039
KarstadtQuelle AG†	80,949	2,812,622
Linde AG	20,800	2,119,581
MAN AG#	25,436	2,733,687
Merck KGaA	9,769	1,215,357
Puma AG Rudolf Dassler Sport	6,337	2,250,146
Q-Cells AG†	17,900	1,066,706
Siemens AG	40,660	4,276,324

		48,543,435

Greece - 1.0%

Hellenic Telecommunications Organization SA†	15,720	427,234
National Bank of Greece SA	84,136	4,358,219
OPAP SA	39,270	1,389,645

		6,175,098

Hong Kong - 0.5%

China Mobile Hong Kong, Ltd.#	220,000	2,043,284
Hutchison Whampoa, Ltd.	77,000	730,159

		2,773,443

Hungary - 0.2%

OTP Bank Nyrt.	26,903	1,149,922

India - 0.6%

HDFC Bank, Ltd.	13,600	902,632
Infosys Technologies, Ltd. ADR	50,000	2,713,000

		3,615,632

Indonesia - 0.3%

PT Bank Central Asia Tbk	1,281,500	692,232
PT Telekomunikasi Indonesia	1,008,500	1,003,168

		1,695,400

Ireland - 1.5%

Anglo Irish Bank Corp. PLC (Dublin)	223,696	4,750,667
Anglo Irish Bank Corp. PLC (Virt-x)	31,600	670,883
CRH PLC (Dublin)	32,377	1,348,434
CRH, PLC (Virt-x)	10,598	440,820
Ryanair Holdings PLC†#	51,912	2,328,253

		9,539,057

Israel - 0.3%

Teva Pharmaceutical Industries, Ltd. ADR	60,592	2,154,652

Italy - 2.6%

Assicurazione Generali SpA	21,530	923,218
Banca Intesa SpA (London)	176,046	1,278,883
Banco Popolare di Verona e Novara SCRL#	118,596	3,585,680
Eni SpA	130,549	3,997,617
Finmeccanica SpA	65,220	1,919,219
Saipem SpA#	73,483	1,976,478
UniCredito Italiano SpA	262,940	2,430,485

		16,111,580

Japan - 16.3%

Aeon Co., Ltd.	38,800	807,570
Aeon Credit Service Co., Ltd.	59,700	1,132,575
Asahi Glass Co., Ltd.	158,000	2,102,246
Bridgestone Corp.	61,400	1,296,911
Canon, Inc.#	139,300	7,533,236
Casio Computer Co., Ltd.	35,300	779,050
Daiei, Inc.†#	46,000	627,513
Denso Corp.	28,000	1,086,208
Fanuc, Ltd.	57,100	5,084,872
Hirose Electric Co., Ltd.	6,500	818,342
Hitachi High-Technologies Corp.	34,500	960,666
Hoya Corp.	25,300	873,307
Ibiden Co., Ltd.	24,000	1,197,292
Isuzu Motors, Ltd.	150,000	787,669
JSR Corp.	34,500	795,035
JTEKT Corp.#	68,900	1,227,556
Kao Corp.	123,000	3,596,868
KDDI Corp.	320	2,507,125
Keyence Corp.	4,400	1,041,196
Komatsu, Ltd.	45,000	995,780
Lawson, Inc.#	20,100	769,508
Makita Corp.	21,000	767,466
Marubeni Corp.	154,000	962,162
Matsushita Electric Works, Ltd.	124,000	1,406,368
Mitsubishi Electric Corp.	412,000	4,107,843
Mitsubishi UFJ Financial Group, Inc.	240	2,940,543
Mizuho Financial Group, Inc.	181	1,264,879
Murata Manufacturing Co., Ltd.	15,200	1,097,611
NGK Insulators, Ltd.#	61,000	1,164,893
Nintendo Co., Ltd.	18,500	4,962,893
Nippon Steel Corp.#	312,000	2,124,868
Nippon Yusen Kabushiki Kaisha	98,000	771,631
Nissan Motor Co., Ltd.	93,800	1,077,845
Nomura Holdings, Inc.	87,200	1,884,410
Omron Corp.	45,000	1,257,338
ORIX Corp.#	23,470	6,518,722
Osaka Gas Co., Ltd.	230,000	901,281
Ricoh Co., Ltd.	119,000	2,622,696
SBI Holdings, Inc.	1,800	766,224
Shin-Etsu Chemical Co., Ltd.	40,500	2,531,436
Shinsei Bank, Ltd.	306,000	1,645,561
Sony Corp.	30,200	1,563,794
Sumitomo Heavy Industries, Ltd.	245,000	2,501,454
Sumitomo Realty & Development Co., Ltd.	80,000	3,177,303
Suzuki Motor Corp.	41,800	1,144,063
The Bank of Yokohama, Ltd.#	244,500	2,013,083
Tokyo Gas Co., Ltd.	230,000	1,302,042
Tokyo Tatemono Co., Ltd.#	144,000	1,991,376
Toyota Motor Corp.	155,050	10,141,238

		100,631,548

Mexico - 0.9%

America Movil SA de CV, Series L ADR	83,910	3,675,258
Grupo Televisa SA ADR	33,200	906,028
Wal-Mart de Mexico SA de CV, Series V	261,600	1,007,578

		5,588,864

Netherlands - 1.7%

ASML Holding NV†	29,320	717,882
Heineken Holding NV	39,220	1,652,120
ING Groep NV	108,455	4,634,227
Koninklijke (Royal) Philips Electronics NV	20,030	732,453
Royal Numico NV	44,866	2,311,666
TPG NV	11,270	485,486

		10,533,834

Norway - 1.8%

Aker Kvaerner ASA†#	12,617	1,455,513
Petroleum Geo-Services ASA†	71,480	1,662,482
Statoil ASA#	154,680	3,952,191
Telenor ASA	99,266	1,834,477
Yara International ASA	68,450	1,901,735

		10,806,398

Russia - 0.4%

LUKOIL ADR	9,967	790,383
Mobile TeleSystems ADR	32,650	1,674,945

		2,465,328

Singapore - 1.2%

Keppel Corp., Ltd.	272,000	3,223,957
Singapore Telecommunications, Ltd.	823,950	1,716,294
United Overseas Bank, Ltd.	181,000	2,441,712

		7,381,963

South Africa - 0.3%

Standard Bank Group, Ltd.	80,497	1,118,881
Telkom SA, Ltd.	35,350	797,504

		1,916,385

South Korea - 1.7%

Hana Financial Group, Inc.	15,800	839,983
Hyundai Heavy Industries Co., Ltd.	7,100	1,221,169
Samsung Electronics Co., Ltd.	6,860	4,155,854
Samsung Electronics Co., Ltd. GDR*	13,295	3,972,675

		10,189,681

Spain - 1.9%

Banco Bilbao Vizcaya Argentaria SA	64,580	1,568,532
Banco Santander Central Hispano SA	82,478	1,524,226
Cintra Concesiones de Infraestructuras de Transporte SA#	140,027	2,458,714
Industria de Diseno Textil SA	103,333	5,989,596

		11,541,068

Sweden - 1.3%

Atlas Copco AB, Class A	45,100	1,413,628
Swedbank AB, Class A	77,300	2,646,850
Swedish Match AB	58,600	1,012,068
Telefonaktiebolaget LM Ericsson, Class B	870,550	3,116,306

		8,188,852

Switzerland - 12.2%

ABB, Ltd.	161,420	2,693,275
Actelion, Ltd.†	11,380	2,484,220
Adecco SA	24,290	1,617,631
Compagnie Financiere Richemont AG#	82,185	4,526,989
Credit Suisse Group	71,702	4,966,397
Givaudan SA	1,730	1,538,353
Holcim, Ltd.	37,960	3,758,295
Julius Baer Holdings, Ltd., Class B	47,020	5,920,353
Nestle SA	27,074	10,079,623
Novartis AG#	38,346	2,130,175
Roche Holding AG	85,931	15,300,078
Swiss Re	36,861	3,137,945
Syngenta AG†	35,199	6,200,849
UBS AG	179,112	10,573,362

		74,927,545

Taiwan - 1.0%

Hon Hai Precision Industry Co., Ltd.	654,600	4,465,413
MediaTek, Inc.	97,100	1,063,456
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,584	794,582

		6,323,451

Thailand - 0.1%

Bangkok Bank Public Co., Ltd.	239,700	795,490

Turkey - 0.2%

Akbank TAS	216,317	1,427,134

United Kingdom - 16.7%

AstraZeneca PLC	32,430	1,817,252
Aviva PLC	87,782	1,406,984
Barclays PLC	310,062	4,492,412
BG Group PLC	397,756	5,409,901
BHP Billiton PLC	63,560	1,280,866
British Sky Broadcasting Group PLC	88,220	963,894
BT Group PLC	230,644	1,339,753
Burberry Group PLC	318,803	3,937,008
Capita Group PLC	290,313	3,686,889
Carphone Warehouse PLC#	260,903	1,513,264
Daily Mail & General Trust	123,670	1,878,410
Diageo PLC	162,740	3,206,341
Enterprise Inns PLC	76,152	939,038
Experian Group, Ltd.	108,454	1,266,300
GlaxoSmithKline PLC	219,129	6,155,738
HSBC Holdings PLC	71,980	1,257,553
Imperial Tobacco Group PLC	57,274	2,385,673
Informa PLC	134,997	1,497,867
International Power PLC	497,044	3,561,607
Ladbrokes PLC	236,568	1,870,783
Man Group PLC	305,296	3,284,986
Marks & Spencer Group PLC	162,901	2,155,692
Next PLC	50,660	2,030,355
Pearson PLC	57,930	896,608
Prudential PLC	158,000	2,092,793
Reckitt Benckiser PLC	211,229	10,615,974
Royal Bank of Scotland Group PLC	88,855	3,496,006
Royal Dutch Shell PLC, Class A	74,060	2,405,446
SABMiller PLC	82,140	1,815,207
Shire PLC	87,410	1,847,315
Smiths Group PLC	106,030	2,142,269
Tesco PLC	1,029,191	8,715,703
Vodafone Group PLC	1,063,680	2,947,275
William Hill PLC	252,790	3,134,829
WPP Group PLC	380,165	5,499,757

		102,947,748

United States - 0.4%

Synthes, Inc.	21,680	2,710,386

TOTAL COMMON STOCK (cost $488,306,667)		597,737,617

EXCHANGE TRADED FUNDS - 0.6%
United States - 0.6%

iShares MSCI Japan Index Fund (cost $1,570,500)	261,070	3,853,393

PREFERRED STOCK - 0.7%
Brazil - 0.3%

Banco Itau Holding Financeira SA	10,000	343,268

Companhia De Bebidas Das Americas ADR	20,800	1,006,096
Petroleo Brasileiro SA ADR	8,900	726,062

		2,075,426

Germany - 0.4%

Porsche AG	1,843	2,412,066

Total Preferred Stock
(cost $2,994,052)		4,487,492

Total Long-Term Investment Securities
(cost $492,871,219)		606,078,502

SHORT-TERM INVESTMENT SECURITIES - 13.1%
United States - 13.1%

Securities Lending Quality Trust(1)	70,507,817	70,507,817
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 03/01/07	$8,989,000	8,989,000
Jupiter Securitization Co. LLC 5.31% due 03/01/07	860,000	860,000

Total Short-Term Investment Securities
(cost $80,356,817)		80,356,817

TOTAL INVESTMENTS -
(cost $573,228,036) (2)	111.4%	686,435,319
Liabilities in excess of other assets	(11.4)	(70,395,037)

NET ASSETS -	100.0%	$616,040,282

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $3,975,675 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2007. At February 28, 2007, the aggregate value of these securities was $572,960,236 representing 93.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Industry Allocation*
Banks-Commercial	12.3%
Collective Investment Pool	11.4
Medical-Drugs	6.1
Oil Companies-Integrated	5.1
Insurance-Multi-line	3.5
Auto-Cars/Light Trucks	3.1
Food-Misc.	3.0
Finance-Investment Banker/Broker	2.8
Electronic Components-Misc.	2.6
Soap & Cleaning Preparation	2.1
Cellular Telecom	1.7
Diversified Operations	1.6
Office Automation & Equipment	1.6
Chemicals-Diversified	1.5
Distribution/Wholesale	1.5
Electronic Components-Semiconductors	1.5
Time Deposits	1.5
Food-Retail	1.4
Agricultural Chemicals	1.3
Beverages-Wine/Spirits	1.3
Electric-Integrated	1.3
Retail-Apparel/Shoe	1.3
Retail-Major Department Stores	1.2
Brewery	1.1
Electric Products-Misc.	1.1
Finance-Leasing Companies	1.1
Machinery-General Industrial	1.1
Diversified Manufactured Operations	1.0
Diversified Minerals	1.0
Finance-Other Services	1.0
Gambling (Non-Hotel)	1.0
Investment Management/Advisor Services	1.0
Advertising Services	0.9
Building Products-Cement	0.9
Human Resources	0.9
Insurance-Property/Casualty	0.9
Building-Heavy Construction	0.8
Cosmetics & Toiletries	0.8
Engineering/R&D Services	0.8
Machinery-Electrical	0.8
Real Estate Operations & Development	0.8
Telephone-Integrated	0.8
Toys	0.8
Wireless Equipment	0.8
Industrial Gases	0.7
Retail-Jewelry	0.7
Telecom Services	0.7
Apparel Manufacturers	0.6
Chemicals-Specialty	0.6
Dialysis Centers	0.6
Gas-Distrubution	0.6
Hotels/Motels	0.6
Index Fund	0.6
Multimedia	0.6
Oil-Field Services	0.6
Rubber-Tires	0.6
Transport-Rail	0.6
Commercial Services	0.5
Insurance-Life/Health	0.5
Insurance-Reinsurance	0.5
Tobacco	0.5
Water	0.5
Airlines	0.4
Applications Software	0.4
Athletic Footwear	0.4
Auto/Truck Parts & Equipment-Original	0.4
Machinery-Contruction & Mining	0.4
Medical Products	0.4
Power Converter/Supply Equipment	0.4
Public Thoroughfares	0.4
Aerospace/Defense	0.3
Audio/Video Products	0.3
Building & Construction-Misc.	0.3
Building Products-Doors & Windows	0.3
Computer Services	0.3
Diversified Financial Services	0.3
Electric-Generation	0.3
Medical-Generic Drugs	0.3
Metal-Diversified	0.3
Publishing-Newspapers	0.3
Steel-Producers	0.3
Building & Construction Products-Misc.	0.2
Cable TV	0.2
Circuit Boards	0.2
Commercial Services-Finance	0.2
Diversified Operations/Commercial Services	0.2
Electronic Measurement Instruments	0.2
Energy-Alternate Sources	0.2
Finance-Credit Card	0.2
Import/Export	0.2
Oil Companies-Exploration & Production	0.2
Retail-Hypermarkets	0.2
Retail-Misc./Diversified	0.2
Retail-Pubs	0.2
Shipbuilding	0.2
Television	0.2
Asset-Backed Commercial Paper	0.1
Broadcast Services/Program	0.1
Electronic Connectors	0.1
Internet Financial Services	0.1
Optical Supplies	0.1
Retail-Convenience Store	0.1
Rubber & Vinyl	0.1
Semiconductor Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Tools-Hand Held	0.1
Transport-Marine	0.1
Transport-Services	0.1

111.40%

*	Calculated as a percentage of Net Assets

See Notes to Financial Statements

VALIC COMPANY I LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Advertising Agency - 1.5%

Omnicom Group, Inc.	14,892	$1,542,960

Aerospace/Defense - 1.2%

Lockheed Martin Corp.	12,328	1,199,268

Aerospace/Defense-Equipment - 0.5%

United Technologies Corp.	8,577	562,909

Applications Software - 1.6%

Microsoft Corp.	60,420	1,702,031

Banks-Fiduciary - 0.9%

State Street Corp.	14,075	922,053

Banks-Super Regional - 5.8%

Bank of America Corp.	58,167	2,958,955
US Bancorp#	37,366	1,332,472
Wells Fargo & Co.	49,911	1,731,912

		6,023,339

Beverages-Non-alcoholic - 0.8%

PepsiCo, Inc.	12,643	798,405

Beverages-Wine/Spirits - 1.2%

Diageo PLC(3)	47,615	938,122
Diageo PLC ADR	3,565	283,025

		1,221,147

Computers - 1.8%

Dell, Inc.†	79,672	1,820,505

Consulting Services - 1.0%

Accenture Ltd., Class A	28,578	1,020,235

Cosmetics & Toiletries - 2.7%

Procter & Gamble Co.	44,652	2,834,956

Data Processing/Management - 1.0%

Automatic Data Processing, Inc.	20,845	1,037,873

Diversified Manufactured Operations - 3.1%

General Electric Co.	93,185	3,254,020

E-Commerce/Products - 1.6%

Amazon.com, Inc. †#	42,510	1,663,841

E-Commerce/Services - 1.0%

eBay, Inc.†	33,305	1,067,758

Electric-Integrated - 1.3%

DPL, Inc.#	20,413	615,860
Exelon Corp.	10,437	688,112

		1,303,972

Electronic Components-Semiconductors - 3.4%

Altera Corp.†	55,284	1,167,045
Intel Corp.	66,440	1,318,834
Texas Instruments, Inc.	34,462	1,066,944

		3,552,823

Enterprise Software/Service - 1.9%

Oracle Corp.†	122,165	2,007,171

Filtration/Separation Products - 1.3%

Pall Corp.	38,263	1,323,135

Finance-Credit Card - 1.5%

American Express Co.	16,662	947,568
Capital One Financial Corp.	8,203	632,287

		1,579,855

Finance-Investment Banker/Broker - 8.0%

Citigroup, Inc.	74,369	3,748,198
Goldman Sachs Group, Inc.	5,475	1,103,760
J.P. Morgan Chase & Co.	38,015	1,877,941
Merrill Lynch & Co., Inc.	9,293	777,638
Morgan Stanley	10,459	783,588

		8,291,125

Food-Retail - 0.9%

Whole Foods Market, Inc.#	19,995	955,161

Forestry - 0.8%

Weyerhaeuser Co.#	10,022	860,589

Industrial Gases - 1.2%

Air Products & Chemicals, Inc.	16,886	1,263,411

Insurance Broker - 1.4%

Marsh & McLennan Cos., Inc.	48,491	1,426,605

Insurance-Life/Health - 0.9%

Prudential Financial, Inc.#	10,547	959,144

Insurance-Multi-line - 1.0%

Hartford Financial Services Group, Inc.	10,807	1,021,910

Investment Management/Advisor Services - 2.3%

Legg Mason, Inc.	17,560	1,804,114
T. Rowe Price Group, Inc.	11,783	548,617

		2,352,731

Linen Supply & Related Items - 0.5%

Cintas Corp.#	13,283	536,368

Medical Instruments - 1.7%

Medtronic, Inc.	20,007	1,007,552
St. Jude Medical, Inc.†	19,846	786,894

		1,794,446

Medical Products - 3.9%

Baxter International, Inc.	29,383	1,469,444
Johnson & Johnson	24,110	1,520,135
Zimmer Holdings, Inc.†	12,902	1,088,026

		4,077,605

Medical-Biomedical/Gene - 2.2%

Amgen, Inc.†	15,538	998,472
Biogen Idec, Inc.†	27,902	1,260,891

		2,259,363

Medical-Drugs - 6.3%

Abbott Laboratories	21,232	1,159,692
Bristol-Myers Squibb Co.	64,105	1,691,731
Novartis AG ADR#	9,897	548,590
Pfizer, Inc.	78,453	1,958,187
Wyeth	23,625	1,155,735

		6,513,935

Medical-HMO - 1.3%

Aetna, Inc.	12,338	546,203
WellPoint, Inc.†	10,325	819,702

		1,365,905

Multimedia - 1.6%

News Corp., Class A	38,718	872,317
Time Warner, Inc.	39,977	813,532

		1,685,849

Networking Products - 2.4%

Cisco Systems, Inc.†	94,445	2,449,903

Oil Companies-Exploration & Production - 1.1%

Apache Corp.	15,948	1,092,916

Oil Companies-Integrated - 5.8%

BP PLC ADR#	20,558	1,267,195
ConocoPhillips	15,102	987,973
Exxon Mobil Corp.	52,537	3,765,852

		6,021,020

Oil-Field Services - 1.4%

Schlumberger, Ltd.	23,024	1,445,907

Pharmacy Services - 0.7%

Caremark Rx, Inc.	12,550	772,955

Retail-Consumer Electronics - 1.0%

Best Buy Co., Inc.#	21,569	1,002,311

Retail-Discount - 2.9%

BJ’s Wholesale Club, Inc.†	23,140	746,959
Wal-Mart Stores, Inc.	48,017	2,319,221

		3,066,180

Retail-Major Department Stores - 0.9%

J.C. Penney Co., Inc.	11,513	933,819

School - 2.7%

Apollo Group, Inc., Class A#†	58,940	2,787,273

Telephone-Integrated - 2.5%

AT&T, Inc.	26,792	985,946
Sprint Nextel Corp.	50,386	971,442
Verizon Communications, Inc.	17,546	656,747

		2,614,135

Tobacco - 1.9%

Altria Group, Inc.	23,672	1,995,076

Transport-Services - 1.1%

Expeditors International of Washington, Inc.#	4,257	190,926
United Parcel Service, Inc., Class B	12,879	903,977

		1,094,903

Web Portals/ISP - 1.7%

Google, Inc., Class A†	3,993	1,794,654

Wireless Equipment - 3.1%

QUALCOMM, Inc.	80,749	3,252,570

Total Long-Term Investment Securities
(cost $94,655,295)		102,126,025

SHORT-TERM INVESTMENT SECURITIES - 11.5%
Collective Investment Pool - 10.4%

Securities Quality Lending Trust(1)	10,835,014	10,835,014

Time Deposit - 1.1%

Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 03/01/07	$1,155,000	1,155,000

Total Short-Term Investment Securities
(cost $11,990,014)		11,990,014

TOTAL INVESTMENTS
(cost $106,645,309) (2)	109.8%	114,116,039
Liabilities in excess of other assets	(9.8)	(10,159,996)

NET ASSETS	100.0%	$103,956,043

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at February 28, 2007, See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I LARGE CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense - 5.2%

Boeing Co.	98,695	$8,613,113
General Dynamics Corp.	71,639	5,477,518
Lockheed Martin Corp.	97,058	9,441,802
Raytheon Co.	81,295	4,353,347
Spirit Aerosystems Holdings, Inc.†	47,900	1,413,529

		29,299,309

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	60,500	3,970,615

Agricultural Chemicals - 0.5%

Syngenta AG†(1)	15,873	2,796,275

Apparel Manufacturer - 0.4%

Coach, Inc.†	46,000	2,171,200

Applications Software - 2.6%

Microsoft Corp.	516,669	14,554,566

Athletic Footwear - 0.7%

NIKE, Inc., Class B	36,700	3,834,049

Beverages-Non-alcoholic - 2.1%

PepsiCo, Inc.	183,961	11,617,137

Beverages-Wine/Spirits - 1.3%

Constellation Brands, Inc., Class A†	120,300	2,822,238
Diageo PLC(1)	214,964	4,235,270

		7,057,508

Brewery - 0.5%

Anheuser-Busch Cos., Inc.	59,000	2,895,720

Broadcast Services/Program - 0.5%

Grupo Televisa SA ADR	98,460	2,686,973

Building-Residential/Commerical - 0.1%

Centex Corp.	9,900	458,964

Cable TV - 1.0%

Comcast Corp., Class A†#	209,400	5,385,768

Casino Services - 1.0%

International Game Technology	64,500	2,660,625
Scientific Games Corp., Class A†#	83,800	2,740,260

		5,400,885

Cellular Telecom - 2.6%

America Movil SA de CV ADR	186,120	8,152,056
China Mobile Hong Kong, Ltd.(1)	396,000	3,677,910
NII Holdings, Inc.†	39,300	2,784,012

		14,613,978

Coal - 0.5%

Peabody Energy Corp.	71,000	2,868,400

Commercial Services - 0.4%

AerCap Holdings NV†	83,400	2,318,520

Computer Aided Design - 0.5%

Autodesk, Inc.†	63,100	2,596,565

Computers - 5.0%

Apple Computer, Inc.†	75,010	6,346,596
Hewlett-Packard Co.	347,979	13,703,413
International Business Machines Corp.	87,634	8,150,838

		28,200,847

Consulting Services - 1.2%

Accenture Ltd.	195,696	6,986,347

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	136,300	8,653,687

Diversified Manufactured Operations - 3.2%

3M Co.	35,100	2,600,208
Danaher Corp.	51,900	3,718,116
Dover Corp.	62,800	3,001,212
General Electric Co.	250,200	8,736,984

		18,056,520

E-Commerce/Services - 0.3%

eBay, Inc.†	61,300	1,965,278

Electric Products-Misc. - 1.4%

AMETEK, Inc.	132,000	4,514,400
Emerson Electric Co.	73,800	3,180,042

		7,694,442

Electronic Components-Semiconductors - 1.6%

Intel Corp.	137,400	2,727,390
Intersil Corp., Class A	115,500	3,054,975
Texas Instruments, Inc.	95,900	2,969,064

		8,751,429

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.†	76,000	2,410,720

Electronics-Military - 0.5%

L-3 Communications Holdings, Inc.	33,200	2,891,720

Engineering/R&D Services - 1.7%

ABB, Ltd.(1)	350,340	5,845,384
McDermott International, Inc.†	74,947	3,612,445

		9,457,829

Enterprise Software/Service - 1.8%

BMC Software, Inc.†	96,765	2,986,168
Oracle Corp.†	435,659	7,157,877

		10,144,045

Entertainment Software - 0.4%

Electronic Arts, Inc.†	49,500	2,495,790

Finance-Consumer Loans - 0.3%

SLM Corp.	42,400	1,807,088

Finance-Credit Card - 0.5%

American Express Co.	52,100	2,962,927

Finance-Investment Banker/Broker - 7.1%

Bear Stearns Cos., Inc.	22,250	3,387,340
Citigroup, Inc.	57,500	2,898,000
Goldman Sachs Group, Inc.	75,332	15,186,931
J.P. Morgan Chase & Co.	75,699	3,739,531
Lehman Brothers Holdings, Inc.	73,565	5,392,314
Merrill Lynch & Co., Inc.	36,200	3,029,216
Morgan Stanley	47,249	3,539,895
TD Ameritrade Holding Corp.†	167,100	2,673,600

		39,846,827

Financial Guarantee Insurance - 0.4%

Ambac Financial Group, Inc.	24,492	2,146,479

Food-Retail - 0.5%

Safeway, Inc.	75,322	2,603,882

Health Care Cost Containment - 0.9%

McKesson Corp.	92,923	5,181,387

Human Resources - 0.6%

Manpower, Inc.	42,010	3,121,343

Industrial Automated/Robotic - 0.5%

Rockwell Automation, Inc.	48,600	3,017,574

Instruments-Scientific - 0.5%

Applera Corp.	92,702	2,862,638

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	65,904	5,993,310

Insurance-Multi-line - 0.7%

Assurant, Inc.#	77,000	4,115,650

Insurance-Property/Casualty - 1.4%

Chubb Corp.	75,521	3,855,347
OneBeacon Insurance Group, Ltd.†	50,700	1,353,690
SAFECO Corp.#	36,520	2,436,614

		7,645,651

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	47,000	2,747,620

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	45,500	2,931,110

Machinery-General Industrial - 0.4%

IDEX Corp.	46,961	2,442,442

Medical Instruments - 0.8%

Medtronic, Inc.	93,000	4,683,480

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	71,633	5,712,732

Medical Products - 1.4%

Johnson & Johnson	125,700	7,925,385

Medical-Biomedical/Gene - 2.3%

Amgen, Inc.†	49,500	3,180,870
Celgene Corp.†	26,600	1,417,780
Genentech, Inc.†	35,500	2,995,135
Genzyme Corp.†	43,000	2,657,400
MedImmune, Inc.†	91,800	2,929,338

		13,180,523

Medical-Drugs - 4.4%

Abbott Laboratories	31,100	1,698,682
AstraZeneca PLC ADR	100,236	5,626,247
Forest Laboratories, Inc.†	64,263	3,326,253
Merck & Co., Inc.	84,605	3,736,157
Novartis AG ADR	24,500	1,358,035
Roche Holding AG(1)	20,996	3,738,353
Schering-Plough Corp.	111,055	2,607,571
Shire PLC(1)	127,204	2,688,318

		24,779,616

Medical-Generic Drugs - 0.3%

Barr Pharmaceuticals, Inc.†	28,100	1,489,300

Medical-HMO - 2.5%

Coventry Health Care, Inc.†	63,200	3,439,344
UnitedHealth Group, Inc.	138,705	7,240,401
WellPoint, Inc.†	39,208	3,112,723

		13,792,468

Medical-Wholesale Drug Distribution - 0.9%

AmerisourceBergen Corp.	92,404	4,866,919

Metal-Copper - 1.1%

Phelps Dodge Corp.	47,630	5,949,463

Metal-Diversified - 0.5%

Rio Tinto PLC ADR#	11,716	2,538,389

Multimedia - 2.7%

McGraw-Hill Cos., Inc.	58,029	3,749,254
News Corp., Class A	498,714	11,236,026

		14,985,280

Networking Products - 3.0%

Cisco Systems, Inc.†	648,913	16,832,803

Office Automation & Equipment - 0.4%

Xerox Corp.†	127,376	2,199,784

Oil Companies-Integrated - 1.7%

Exxon Mobil Corp.	38,800	2,781,184
Marathon Oil Corp.	46,036	4,177,307
Occidental Petroleum Corp.	60,851	2,810,099

		9,768,590

Oil Refining & Marketing - 0.6%

Valero Energy Corp.	55,000	3,170,750

Oil-Field Services - 0.8%

Schlumberger, Ltd.	68,300	4,289,240

Pharmacy Services - 0.8%

Caremark Rx, Inc.	24,900	1,533,591
Express Scripts, Inc.†	43,000	3,242,630

		4,776,221

Publishing-Newspapers - 0.5%

Dow Jones & Co., Inc.#	82,200	2,964,132

Radio - 0.3%

XM Satellite Radio Holdings, Inc., Class A†#	98,300	1,411,588

Retail-Apparel/Shoe - 1.6%

American Eagle Outfitters, Inc.	87,853	2,727,836
Nordstrom, Inc.	114,536	6,080,716

		8,808,552

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	19,500	2,443,155

Retail-Building Products - 0.6%

Home Depot, Inc.	81,900	3,243,240

Retail-Discount - 2.7%

Family Dollar Stores, Inc.	67,884	1,966,599
Target Corp.	76,800	4,725,504
TJX Cos., Inc.	102,957	2,831,318
Wal-Mart Stores, Inc.	115,400	5,573,820

		15,097,241

Retail-Drug Store - 0.5%

CVS Corp.	97,800	3,071,898

Retail-Jewelry - 0.5%

Tiffany & Co.	64,800	2,821,392

Retail-Major Department Stores - 1.5%

J.C. Penney Co., Inc.	55,040	4,464,295
Sears Holdings Corp.†#	21,577	3,889,254

		8,353,549

Retail-Office Supplies - 0.5%

Staples, Inc.	110,900	2,885,618

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.†	64,214	4,430,124

Telecom Equipment-Fiber Optics - 0.5%

Corning, Inc.†	129,400	2,669,522

Telecom Services - 0.5%

BCE, Inc.	108,700	2,850,114

Therapeutics - 0.5%

Gilead Sciences, Inc.†	42,000	3,005,520

Tobacco - 0.7%

UST, Inc.#	64,756	3,759,733

Web Portals/ISP - 2.5%

Google, Inc., Class A†	20,591	9,254,625
Yahoo!, Inc.†	158,700	4,897,482

		14,152,107

Wireless Equipment - 1.2%

Motorola, Inc.	114,020	2,111,650
QUALCOMM, Inc.	116,700	4,700,676

		6,812,326

Total Long-Term Investment Securities
(cost $490,001,708)		541,381,768

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Collective Investment Pool - 3.5%

Securities Lending Quality Trust(2)
(cost $19,931,957)	493,405	19,931,957

REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $5,622,000)	$5,622,000	5,622,000

TOTAL INVESTMENTS
(cost $515,555,665) (4)	101.0%	566,935,725
Liabilities in excess of other assets	(1.0)	(5,799,989)

NET ASSETS	100.0%	$561,135,736

ADR -	American Depository Receipt
†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

VALIC COMPANY I MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Aerospace/Defense-Equipment - 0.5%

Alliant Techsystems, Inc.†#	75,900	$6,569,145
DRS Technologies, Inc.#	92,800	4,917,472
Sequa Corp., Class A†	15,900	1,949,340

		13,435,957

Airlines - 0.4%

AirTran Holdings, Inc.†#	209,800	2,186,116
Alaska Air Group, Inc.†	92,200	3,780,200
JetBlue Airways Corp.†#	405,000	4,985,550

		10,951,866

Apparel Manufacturer - 0.2%

Hanesbrands, Inc.†#	221,900	6,348,559

Auction Houses/Art Dealers - 0.4%

Adesa, Inc.	207,300	5,700,750
Sotheby’s Holdings, Inc., Class A#	129,500	4,708,620

		10,409,370

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Truck Corp., Class B	170,000	9,120,500

Auto/Truck Parts & Equipment-Original - 0.8%

ArvinMeritor, Inc.#	162,800	2,972,728
BorgWarner, Inc.	132,600	9,764,664
Lear Corp.†	155,300	5,733,676
Modine Manufacturing Co.	75,500	1,862,585

		20,333,653

Banks-Commercial - 3.1%

Associated Banc-Corp.	300,300	10,384,374
Bank of Hawaii Corp.	114,500	5,921,940
Cathay General Bancorp#	119,400	4,051,242
City National Corp.	92,100	6,647,778
Colonial BancGroup, Inc.	352,500	9,105,075
Cullen/Frost Bankers, Inc.	137,700	7,446,816
FirstMerit Corp.#	184,600	3,959,670
Greater Bay Bancorp	117,600	3,151,680
Mercantile Bankshares Corp.	289,200	13,615,536
SVB Financial Group†#	79,100	3,820,530
TCF Financial Corp.#	259,500	6,861,180
Webster Financial Corp.	129,400	6,391,066
Westamerica Bancorp.#	70,900	3,481,190

		84,838,077

Banks-Fiduciary - 0.6%

Investors Financial Services Corp.	152,200	8,909,788
Wilmington Trust Corp.	157,700	6,722,751

		15,632,539

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.†	131,100	11,264,112

Beverages-Non-alcoholic - 0.3%

Hansen Natural Corp.†#	140,300	4,910,500
PepsiAmericas, Inc.	139,800	2,979,138

		7,889,638

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†#	93,700	2,342,500

Building Products-Cement - 0.8%

Florida Rock Industries, Inc.#	113,800	7,667,844
Martin Marietta Materials, Inc.#	104,000	13,033,280

		20,701,124

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	78,100	4,559,478

Building-Maintance & Services - 0.1%

Rollins, Inc.	68,700	1,580,100

Building-MobileHome/Manufactured Housing - 0.1%

Thor Industries, Inc.#	80,900	3,384,856

Building-Residential/Commerical - 0.9%

Beazer Homes USA, Inc.#	90,200	3,559,292
Hovnanian Enterprises, Inc., Class A†#	84,000	2,612,400
M.D.C Holdings, Inc.#	79,900	4,079,694
Ryland Group, Inc.#	98,200	4,730,294
Toll Brothers, Inc.†#	290,000	8,659,400

		23,641,080

Capacitors - 0.1%

KEMET Corp.†#	200,600	1,564,680

Casino Hotel - 0.2%

Boyd Gaming Corp.	97,600	4,574,512

Casino Services - 0.2%

Scientific Games Corp., Class A†#	154,100	5,039,070

Chemicals-Diversified - 0.9%

FMC Corp.	88,400	6,503,588
Lyondell Chemical Co.#	486,800	15,509,448
Olin Corp.	168,100	2,908,130

		24,921,166

Chemicals-Specialty - 1.5%

Albemarle Corp.	90,800	7,431,980
Cabot Corp.	146,000	6,529,120
Chemtura Corp.	554,700	6,367,956
Cytec Industries, Inc.	96,400	5,670,248
Ferro Corp.	98,600	2,090,320
Lubrizol Corp.	158,600	8,247,200
Minerals Technologies, Inc.	44,100	2,729,349
Sensient Technologies Corp.	107,100	2,622,879

		41,689,052

Coal - 0.4%

Arch Coal, Inc.#	327,300	10,192,122

Coatings/Paint - 0.5%

RPM International, Inc.	275,000	6,435,000
Valspar Corp.	234,300	6,351,873

		12,786,873

Commercial Services - 0.8%

Alliance Data Systems Corp.†	152,500	9,111,875
ChoicePoint, Inc.†	183,800	7,146,144
Quanta Services, Inc.†#	273,200	6,335,508

		22,593,527

Commercial Services-Finance - 0.1%

Deluxe Corp.#	118,700	3,664,269

Computer Aided Design - 0.2%

Parametric Technology Corp.†	257,300	4,906,711

Computer Services - 0.9%

BISYS Group, Inc.†#	277,500	3,646,350
Ceridian Corp.†	320,600	10,457,972
DST Systems, Inc.†#	128,000	9,013,760
SRA International, Inc.†#	94,600	2,242,020

		25,360,102

Computers - 0.1%

Palm, Inc.†#	239,600	3,965,380

Computers-Integrated Systems - 0.6%

Diebold, Inc.	150,900	7,148,133
Jack Henry & Assoc., Inc.	179,800	4,218,108
National Instruments Corp.	131,200	3,520,096

		14,886,337

Computers-Memory Devices - 0.5%

Imation Corp.	80,200	3,337,122
Western Digital Corp.†	510,900	9,793,953

		13,131,075

Consulting Services - 0.5%

Corporate Executive Board Co.	90,000	7,002,900
Gartner, Inc., Class A†#	131,500	2,782,540
Navigant Consulting, Inc.†#	123,800	2,398,006

		12,183,446

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	131,000	3,068,020
Blyth, Inc.	58,000	1,189,000
Scotts Miracle-Gro Co., Class A#	99,100	4,371,301
Tupperware Brands Corp#	139,400	3,263,354

		11,891,675

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America	187,900	4,603,550
Sonoco Products Co.	229,900	8,510,898

		13,114,448

Cosmetics & Toiletries - 0.2%

Alberto-Culver Co.	184,100	4,077,815

Data Processing/Management - 1.6%

Acxiom Corp.	157,500	3,364,200
CSG Systems International, Inc.†	108,700	2,680,542
Dun & Bradstreet Corp.	141,500	12,491,620
Fair Isaac Corp.#	133,200	5,198,796
Global Payments, Inc.	157,100	6,043,637
MoneyGram International, Inc.	193,700	5,822,622
SEI Investments Co.	145,900	8,819,655

		44,421,072

Decision Support Software - 0.1%

Wind River Systems, Inc.†	174,100	1,810,640

Dental Supplies & Equipment - 0.4%

Dentsply International, Inc.	350,000	11,039,000

Diagnostic Equipment - 0.5%

Cytyc Corp.†	259,600	7,865,880
Gen-Probe, Inc.†	120,000	5,762,400

		13,628,280

Direct Marketing - 0.2%

Catalina Marketing Corp.#	83,900	2,626,070
Harte-Hanks, Inc.	111,700	3,066,165

		5,692,235

Distribution/Wholesale - 1.1%

CDW Corp.	139,100	8,635,328
Fastenal Co.#	288,700	10,182,449
Ingram Micro, Inc., Class A†	320,600	6,229,258
Tech Data Corp.†	125,500	4,678,640

		29,725,675

Diversified Manufactured Operations - 2.6%

Carlisle Cos., Inc.	71,100	6,195,654
Crane Co.	118,100	4,498,429
Federal Signal Corp.	109,800	1,652,490
Harsco Corp.	96,800	8,305,440
Lancaster Colony Corp.	54,301	2,299,647
Pentair, Inc.	229,900	7,177,478
Roper Industries, Inc.#	200,900	10,671,808
SPX Corp.#	132,300	9,247,770
Teleflex, Inc.	89,900	6,016,108
The Brink’s Co.	111,100	6,580,453
Trinity Industries, Inc.#	183,800	7,692,030

		70,337,307

Diversified Operations - 0.4%

Leucadia National Corp.#	373,900	10,585,109

E-Marketing/Info - 0.2%

ValueClick, Inc.†#	225,400	5,973,100

Electric Products-Misc. - 0.3%

AMETEK, Inc.	244,000	8,344,800

Electric-Integrated - 5.6%

Alliant Energy Corp.	267,500	11,186,850
Aquila, Inc.†	863,000	3,572,820
Black Hills Corp.#	76,800	2,768,640
DPL, Inc.#	260,400	7,856,268
Duquesne Light Holdings, Inc.#	201,900	4,060,209
Energy East Corp.#	340,400	8,411,284
Great Plains Energy, Inc.#	185,100	5,754,759
Hawaiian Electric Industries, Inc.#	187,500	4,906,875
IDACORP, Inc.#	98,900	3,445,676
MDU Resources Group, Inc.	416,900	11,018,667
Northeast Utilities	355,000	10,316,300
NSTAR#	246,200	8,422,502
OGE Energy Corp.	210,000	8,108,100
Pepco Holdings, Inc.	441,000	11,739,420
PNM Resources, Inc.#	173,900	5,314,384
Puget Energy, Inc.	268,300	6,618,961
SCANA Corp.	268,500	11,204,505
Sierra Pacific Resources†	509,200	8,839,712
Westar Energy, Inc.#	201,300	5,408,931
Wisconsin Energy Corp.	269,600	12,927,320

		151,882,183

Electronic Components-Misc. - 0.5%

Gentex Corp.#	330,100	5,515,971
Plexus Corp.†#	106,600	1,748,240
Vishay Intertechnology, Inc.†	425,100	6,057,675

		13,321,886

Electronic Components-Semiconductors - 2.6%

Cree, Inc.†#	177,800	3,129,280
Fairchild Semiconductor International, Inc.†	282,600	5,287,446
International Rectifier Corp.†#	166,300	7,137,596
Intersil Corp., Class A	318,200	8,416,390
Lattice Semiconductor Corp.†	263,900	1,625,624
MEMC Electronic Materials, Inc.†	384,300	19,818,351

Microchip Technology, Inc.	497,300	17,703,880
Semtech Corp.†	167,900	2,406,007
Silicon Laboratories, Inc.†#	125,900	3,802,180

		69,326,754

Electronic Connectors - 0.7%

Amphenol Corp., Class A	201,400	12,998,356
Thomas & Betts Corp.†	120,100	6,103,482

		19,101,838

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.†	639,400	12,749,636
Mentor Graphics Corp.†#	190,900	3,224,301
Synopsys, Inc.†	325,200	8,318,616

		24,292,553

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	281,700	10,794,744
Avnet, Inc.†	294,100	10,755,237

		21,549,981

Engineering/R&D Services - 0.5%

Jacobs Engineering Group, Inc.†	136,100	12,295,274

Enterprise Software/Service - 0.3%

Advent Software, Inc.†#	45,900	1,661,580
Sybase, Inc.†#	210,000	5,247,900

		6,909,480

Entertainment Software - 0.4%

Activision, Inc.†	575,100	9,615,672

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	69,300	2,817,045

Filtration/Separation Products - 0.2%

Donaldson Co., Inc.#	161,800	5,802,148

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†#	266,200	6,500,604

Finance-Investment Banker/Broker - 0.9%

AG Edwards, Inc.	175,200	11,249,592
Jefferies Group, Inc.#	232,900	6,299,945
Raymond James Financial, Inc.	208,700	6,281,870

		23,831,407

Finance-Mortgage Loan/Banker - 0.2%

IndyMac Bancorp, Inc.#	163,300	5,606,089

Financial Guarantee Insurance - 0.7%

PMI Group, Inc.	201,400	9,439,618
Radian Group, Inc.	185,700	10,668,465

		20,108,083

Food-Confectionery - 0.3%

J. M. Smucker Co.	130,900	6,492,640
Tootsie Roll Industries, Inc.#	60,700	1,834,354

		8,326,994

Food-Meat Products - 0.5%

Hormel Foods Corp.	168,600	6,153,900
Smithfield Foods, Inc.†#	229,400	6,700,774

		12,854,674

Food-Retail - 0.1%

Ruddick Corp.	82,700	2,342,891

Footwear & Related Apparel - 0.1%

Timberland Co., Class A†#	116,500	3,159,480

Gas-Distribution - 1.0%

AGL Resources, Inc.	179,100	7,294,743
ONEOK, Inc.	254,000	10,581,640
Vectren Corp.#	175,600	4,918,556
WGL Holdings, Inc.#	112,400	3,542,848

		26,337,787

Golf - 0.1%

Callaway Golf Co.#	143,300	2,163,830

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	102,300	7,959,963

Home Furnishings - 0.1%

Furniture Brands International, Inc.#	111,400	1,786,856

Hospital Beds/Equipment - 0.3%

Hillenbrand Industries, Inc.	141,600	8,467,680

Human Resources - 0.8%

Kelly Services, Inc., Class A	49,000	1,507,730
Korn/Ferry International†	97,000	2,238,760
Manpower, Inc.	195,800	14,547,940
MPS Group, Inc.†	236,200	3,382,384

		21,676,814

Industrial Automated/Robotic - 0.1%

Nordson Corp.	77,600	3,785,328

Industrial Gases - 0.3%

Airgas, Inc.	179,800	7,420,346

Instruments-Scientific - 0.1%

Varian, Inc.†	70,100	3,815,543

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.#	226,100	6,473,243
Brown & Brown, Inc.#	264,500	7,445,675

		13,918,918

Insurance-Life/Health - 0.5%

Protective Life Corp.	161,200	7,158,892
StanCorp Financial Group, Inc.	123,400	5,947,880

		13,106,772

Insurance-Multi-line - 1.4%

American Financial Group, Inc.	161,400	5,649,000
Hanover Insurance Group, Inc.	117,500	5,518,975
HCC Insurance Holdings, Inc.	256,300	8,035,005
Horace Mann Educators Corp.	99,200	2,007,808
Old Republic International Corp.	531,200	11,856,384
Unitrin, Inc.	92,800	4,246,528

		37,313,700

Insurance-Property/Casualty - 1.6%

Fidelity National Title Group, Inc., Class A	507,900	12,189,600
First American Corp.	222,700	10,500,305
Mercury General Corp.	81,900	4,365,270
Ohio Casualty Corp.	140,600	4,192,692
W.R. Berkley Corp.	388,600	12,668,360

		43,916,227

Insurance-Reinsurance - 0.5%

Everest Re Group, Ltd.	149,800	14,562,058

Internet Content-Entertainment - 0.1%

NetFlix, Inc.†#	138,800	3,127,164

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	117,200	3,730,476

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	93,400	6,782,708

Internet Security - 0.7%

CheckFree Corp.†	204,000	7,735,680
McAfee, Inc.†	367,600	11,072,112

		18,807,792

Investment Management/Advisor Services - 0.9%

Eaton Vance Corp.	292,800	10,157,232
Nuveen Investments Inc., Class A#	181,400	8,832,366
Waddell & Reed Financial, Inc., Class A	193,900	4,727,282

		23,716,880

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	89,100	5,452,920
Lincoln Electric Holdings, Inc.#	98,300	6,133,920

		11,586,840

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	273,500	12,126,990

Machinery-Farming - 0.3%

AGCO Corp.†	210,000	7,612,500

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†#	162,300	6,428,703

Machinery-Pumps - 0.5%

Flowserve Corp.†	134,000	6,957,280
Graco, Inc.	155,000	6,279,050

		13,236,330

Medical Information Systems - 0.3%

Cerner Corp.†#	149,500	7,790,445

Medical Instruments - 1.2%

Beckman Coulter, Inc.#	143,500	9,206,960
Edwards Lifesciences Corp.†	133,400	6,732,698
Intuitive Surgical, Inc.†#	85,200	9,465,720
Techne Corp.†	90,700	5,108,224
Ventana Medical Systems, Inc.†	75,100	3,022,775

		33,536,377

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	147,500	9,094,850

Medical Products - 0.4%

Henry Schein, Inc.†	204,100	10,647,897

Medical Sterilization Products - 0.1%

STERIS Corp.	148,900	3,856,510

Medical-Biomedical/Gene - 1.5%

Affymetrix, Inc.†#	156,400	4,024,172
Charles River Laboratories International, Inc.†	154,200	7,070,070
Invitrogen Corp.†#	110,900	7,014,425
Martek Biosciences Corp.†	74,100	1,676,142
Millennium Pharmaceuticals, Inc.†#	705,100	7,615,080
PDL BioPharma, Inc.†#	265,600	5,070,304
Vertex Pharmaceuticals, Inc.†#	289,400	8,881,686

		41,351,879

Medical-Drugs - 1.2%

Cephalon, Inc.†#	140,500	9,986,740
Medicis Pharmaceutical Corp., Class A#	126,800	4,610,448
Sepracor, Inc.†#	252,500	13,271,400
Valeant Pharmaceuticals International#	214,300	3,842,399

		31,710,987

Medical-Generic Drugs - 0.2%

Par Pharmaceutical Cos., Inc.†	80,800	1,961,824
Perrigo Co.	175,000	2,922,500

		4,884,324

Medical-HMO - 0.5%

Health Net, Inc.†	268,600	14,362,042

Medical-Hospitals - 1.1%

Community Health Systems, Inc.†	219,200	8,165,200
LifePoint Hospitals, Inc.†	132,200	4,838,520
Triad Hospitals, Inc.†	202,900	9,952,245
Universal Health Services, Inc., Class B	125,100	7,238,286

		30,194,251

Medical-Outpatient/Home Medical - 0.4%

Apria Healthcare Group, Inc.†#	98,200	3,127,670
Lincare Holdings, Inc.†	213,400	8,333,270

		11,460,940

Metal Processors & Fabrication - 1.7%

Commercial Metals Co.	272,500	7,504,650
Precision Castparts Corp.	312,800	28,455,416
Timken Co.	216,900	6,199,002
Worthington Industries, Inc.#	167,800	3,342,576

		45,501,644

Motion Pictures & Services - 0.1%

Macrovision Corp.†#	118,100	2,913,527

Multimedia - 0.2%

Belo Corp., Class A	202,400	3,772,736
Media General, Inc., Class A#	55,500	2,277,720

		6,050,456

Networking Products - 0.4%

3Com Corp.†	914,000	3,537,180
Polycom, Inc.†	204,500	6,523,550

		10,060,730

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	261,600	11,005,512

Office Furnishings-Original - 0.4%

Herman Miller, Inc.#	149,600	5,755,112
HNI Corp.#	112,000	5,600,000

		11,355,112

Oil & Gas Drilling - 1.0%

Helmerich & Payne, Inc.	242,400	6,593,280
Patterson-UTI Energy, Inc.	366,200	8,162,598
Pride International, Inc.†	378,100	10,889,280

		25,645,158

Oil Companies-Exploration & Production - 3.8%

Cimarex Energy Co.	190,900	6,664,319
Denbury Resources, Inc.†	276,600	7,977,144
Encore Acquisition Co.†	122,100	2,963,367
Forest Oil Corp.†#	126,200	4,025,780
Newfield Exploration Co.†	297,200	12,844,984
Noble Energy, Inc.	400,600	23,062,542
Pioneer Natural Resources Co.#	282,600	10,865,970
Plains Exploration & Production Co.†	176,800	8,067,384
Pogo Producing Co.#	134,600	6,432,534
Quicksilver Resources, Inc.†#	126,900	4,894,533
Southwestern Energy Co.†#	387,800	15,124,200

		102,922,757

Oil Field Machinery & Equipment - 1.4%

Cameron International Corp.†	256,200	14,523,978
FMC Technologies, Inc.†	156,800	10,314,304
Grant Prideco, Inc.†	295,100	12,810,291

		37,648,573

Oil Refining & Marketing - 0.3%

Frontier Oil Corp.	254,300	7,514,565

Oil-Field Services - 0.4%

Hanover Compressor Co.†#	238,000	5,224,100
Tidewater, Inc.#	132,400	6,880,828

		12,104,928

Optical Supplies - 0.2%

Advanced Medical Optics, Inc.†#	136,500	5,260,710

Paper & Related Products - 0.9%

Bowater, Inc.#	128,900	3,116,802
Glatfelter#	103,200	1,751,304
Longview Fibre Co.	151,500	3,729,930
Louisiana-Pacific Corp.	240,200	4,957,728
Potlatch Corp.#	89,300	4,036,360
Rayonier, Inc.	176,600	7,886,956

		25,479,080

Pharmacy Services - 0.4%

Omnicare, Inc.#	279,800	11,622,892

Physical Therapy/Rehabilation Centers - 0.2%

Psychiatric Solutions, Inc.†	122,700	4,903,092

Pipelines - 0.7%

Equitable Resources, Inc.	278,200	11,870,794
National Fuel Gas Co.#	189,900	7,930,224

		19,801,018

Power Converter/Supply Equipment - 0.2%

Hubbell, Inc., Class B	138,800	6,704,040

Printing-Commercial - 0.1%

Valassis Communications, Inc.†	110,200	1,833,728

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	101,500	3,908,765
Scholastic Corp.†#	59,400	2,066,526

		5,975,291

Publishing-Newspapers - 0.5%

Lee Enterprises, Inc.	105,700	3,367,602
Washington Post Co., Class B	13,100	10,034,600

		13,402,202

Publishing-Periodicals - 0.1%

Reader’s Digest Association, Inc.#	218,900	3,714,733

Racetrack - 0.2%

International Speedway Corp., Class A	82,400	4,383,680

Radio - 0.1%

Entercom Communications Corp.#	64,600	1,846,914
Westwood One, Inc.	161,600	1,103,728

		2,950,642

Real Estate Investment Trusts - 4.5%

AMB Property Corp.	205,800	12,096,924
Developers Diversified Realty Corp.	290,800	19,064,848
Highwoods Properties, Inc.	129,200	5,708,056
Hospitality Properties Trust	210,400	9,693,128
Liberty Property Trust	208,400	10,680,500
Mack-Cali Realty Corp.	155,000	8,010,400
New Plan Excel Realty Trust#	238,000	7,946,820
Regency Centers Corp.	158,800	13,615,512
The Macerich Co.	165,500	15,490,800
United Dominion Realty Trust, Inc.#	310,400	10,134,560
Weingarten Realty Investors, Inc.	173,600	8,582,784

		121,024,332

Rental Auto/Equipment - 0.6%

Avis Budget Group, Inc.†	232,500	6,182,175
Rent-A-Center, Inc.†	161,400	4,570,848
United Rentals, Inc.†#	153,300	4,381,314

		15,134,337

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	237,700	7,556,483

Respiratory Products - 0.3%

ResMed, Inc.†	175,200	8,371,056

Retail-Apparel/Shoe - 3.4%

Abercrombie & Fitch Co., Class A	203,400	15,899,778
Aeropostale, Inc.†	121,200	4,440,768
American Eagle Outfitters, Inc.	462,449	14,359,042
AnnTaylor Stores Corp.†	165,500	5,873,595
Charming Shoppes, Inc.†	284,200	3,543,974
Chico’s FAS, Inc.†#	405,100	9,086,393
Claire’s Stores, Inc.	214,500	6,894,030
Foot Locker, Inc.	358,700	8,149,664
Pacific Sunwear of California, Inc.†	160,100	2,881,800
Payless ShoeSource, Inc.†	152,100	4,699,890
Ross Stores, Inc.	322,100	10,555,217
Urban Outfitters, Inc.†#	258,100	6,406,042

		92,790,193

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	242,600	9,133,890
O’Reilly Automotive, Inc.†#	261,900	9,017,217

		18,151,107

Retail-Automobile - 0.7%

CarMax, Inc.†	246,200	12,974,740

Copart, Inc.†	162,800	4,794,460

		17,769,200

Retail-Bookstore - 0.3%

Barnes & Noble, Inc.	117,900	4,826,826
Borders Group, Inc.#	136,900	2,926,922

		7,753,748

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.†#	139,400	2,564,960
MSC Industrial Direct Co., Inc., Class A	125,000	5,392,500

		7,957,460

Retail-Computer Equipment - 0.3%

GameStop Corp.†#	174,800	9,163,016

Retail-Discount - 0.5%

99 Cents Only Stores†#	107,400	1,603,482
BJ’s Wholesale Club, Inc.†	148,300	4,787,124
Dollar Tree Stores, Inc.†	236,500	8,067,015

		14,457,621

Retail-Hair Salons - 0.2%

Regis Corp.#	103,800	4,367,904

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	258,500	8,726,960

Retail-Major Department Stores - 0.2%

Saks, Inc.#	320,000	6,182,400

Retail-Pet Food & Supplies - 0.4%

PETsMART, Inc.	312,800	9,480,968

Retail-Restaurants - 1.3%

Applebee’s International, Inc.	171,100	4,373,316
Bob Evans Farms, Inc.	84,400	3,051,904
Brinker International, Inc.	283,100	9,628,231
CBRL Group, Inc.	59,800	2,790,268
OSI Restaurant Partners, Inc.	171,500	6,860,000
Ruby Tuesday, Inc.#	135,100	3,958,430
The Cheesecake Factory, Inc.†#	179,300	4,893,097

		35,555,246

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†	86,700	4,537,878

Rubber-Tires - 0.1%

Bandag, Inc.#	26,500	1,340,370

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.	196,400	5,552,228
First Niagara Financial Group, Inc.	255,200	3,623,840
New York Community Bancorp, Inc.#	598,600	10,020,564
Washington Federal, Inc.	201,400	4,789,292

		23,985,924

Schools - 1.1%

Career Education Corp.†	218,400	6,460,272
Corinthian Colleges, Inc.†	199,000	2,776,050
DeVry, Inc.	137,100	3,789,444
ITT Educational Services, Inc.†	74,400	5,950,512
Laureate Education, Inc.†	118,500	7,072,080
Strayer Education, Inc.#	33,100	3,902,159

		29,950,517

Semiconductor Equipment - 0.5%

Lam Research Corp.†	328,400	14,666,344

Semiconductors Components-Intergrated Circuits - 0.9%

Atmel Corp.†	987,300	5,469,642
Cypress Semiconductor Corp.†#	407,700	7,746,300
Integrated Device Technology, Inc.†	457,800	7,425,516
Micrel, Inc.†	131,800	1,536,788
TriQuint Semiconductor, Inc.†#	316,400	1,582,000

		23,760,246

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	150,300	7,206,885

Steel-Producers - 0.5%

Reliance Steel & Aluminum Co.	147,900	6,753,114
Steel Dynamics, Inc.	209,900	7,921,626

		14,674,740

Telecom Equipment-Fiber Optics - 0.1%

Newport Corp.†#	94,500	1,687,770

Telecommunication Equipment - 1.2%

ADTRAN, Inc.#	145,100	3,341,653
Andrew Corp.†	368,000	3,908,160
CommScope, Inc.†	137,400	5,285,778
Harris Corp.	309,100	15,170,628
Plantronics, Inc.#	109,700	2,244,462
UTStarcom, Inc.†#	245,100	2,264,724

		32,215,405

Telephone-Integrated - 0.6%

Cincinnati Bell, Inc.†	569,700	2,603,529
Telephone and Data Systems, Inc.	239,900	13,360,031

		15,963,560

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†#	123,300	10,791,216

Tobacco - 0.1%

Universal Corp.#	59,400	3,128,598

Transactional Software - 0.1%

Transaction Systems Architects, Inc.†	86,500	3,053,450

Transport-Equipment & Leasng - 0.2%

GATX Corp.#	118,200	5,456,112

Transport-Marine - 0.3%

Alexander & Baldwin, Inc.#	98,500	4,867,870
Overseas Shipholding Group, Inc.#	68,300	4,137,614

		9,005,484

Transport-Services - 1.6%

C.H. Robinson Worldwide, Inc.	401,400	20,455,344
Expeditors International of Washington, Inc.	491,300	22,034,805

		42,490,149

Transport-Truck - 0.9%

Con-way, Inc.	108,500	5,327,350
J.B. Hunt Transport Services, Inc.	239,400	6,358,464
Swift Transportation Co., Inc.†	124,300	3,827,197
Werner Enterprises, Inc.#	115,800	2,232,624
YRC Worldwide, Inc.†#	131,600	5,721,968

		23,467,603

Veterinary Diagnostics - 0.3%

VCA Antech, Inc.†	192,400	7,063,004

Water - 0.3%

Aqua America, Inc.#	304,400	6,937,276

Wireless Equipment - 0.2%

Powerwave Technologies, Inc.†#	299,700	1,594,404
RF Micro Devices, Inc.†#	443,700	3,540,726

		5,135,130

Total Long-Term Investment Securities
(cost $2,115,153,560)		2,660,170,392

SHORT-TERM INVESTMENT SECURITIES - 21.9%
Collective Investment Pool - 20.4%

Securities Lending Quality Trust(1)	550,920,168	550,920,168

Commercial Paper - 1.4%

Societe General North America 5.33% due 03/01/07	$39,000,000	39,000,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills 4.96% due 03/08/07(2)	175,000	174,832
5.04% due 03/29/07(2)	55,000	54,786
5.06% due 04/12/07(2)	180,000	178,946
5.07% due 04/12/07(2)	20,000	19,883
5.07% due 04/26/07(2)	25,000	24,804
5.08% due 04/12/07(2)	10,000	9,941
5.08% due 04/12/07(2)	10,000	9,941
5.10% due 04/19/07(2)	10,000	9,931
5.10% due 04/26/07(2)	30,000	29,764
5.10% due 04/26/07(2)	55,000	54,567
5.11% due 04/19/07(2)	900,000	893,787

		1,461,182

Total Short-Term Investment Securities
(cost $591,381,350)		591,381,350

REPURCHASE AGREEMENT - 0.1%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $1,549,207 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,598,999 (cost $1,549,000)	1,549,000	1,549,000

TOTAL INVESTMENTS
(cost $2,708,083,910)(3)	120.5%	3,253,100,742
Liabilities in excess of other assets	(20.5)%	(552,732,673)

NET ASSETS	100.0%	$2,700,368,069

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
474 Long	S&P MIDCAP 400 E-mini Index	March 2007	$39,744,975	$39,792,300	$47,325

See Notes to Portfolio of Investments

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Advertising Sales - 1.4%

Focus Media Holding, Ltd. ADR†	23,401	$1,874,420
Lamar Advertising Co., Class A†#	37,073	2,374,526

		4,248,946

Advertising Services - 1.4%

Aeroplan Income Fund	252,025	4,285,890

Agricultural Chemicals - 1.1%

Potash Corp. of Saskatchewan, Inc.	21,700	3,424,477

Airlines - 0.6%

AMR Corp.†#	52,100	1,776,089

Apparel Manufacturer - 1.3%

Guess ?, Inc.#	47,500	3,870,300

Applications Software - 1.2%

American Reprographics Co.†	36,100	1,195,271
Salesforce.com, Inc.†#	58,082	2,512,627

		3,707,898

Broadcast Services/Program - 1.6%

Grupo Televisa SA ADR	181,435	4,951,361

Building Products-Cement - 1.8%

Florida Rock Industries, Inc.#	47,660	3,211,331
Texas Industries, Inc.	30,553	2,420,103

		5,631,434

Building-Residential/Commerical - 1.8%

Desarrolladora Homex SA De CV ADR†	44,500	2,420,355
NVR, Inc.†#	2,722	1,842,794
Standard-Pacific Corp.#	51,900	1,325,007

		5,588,156

Casino Hotel - 1.3%

Wynn Resorts, Ltd.#	39,374	3,859,439

Cellular Telecom - 1.7%

NII Holdings, Inc.†	71,836	5,088,862

Chemicals-Specialty - 0.5%

Cabot Corp.	37,160	1,661,795

Commercial Services - 4.7%

Alliance Data Systems Corp.†#	50,800	3,035,300
ChoicePoint, Inc.†	75,898	2,950,914
HMS Holdings Corp.†#	158,700	3,142,260
Iron Mountain, Inc.†	139,005	3,871,290
Weight Watchers International, Inc.#	33,104	1,564,164

		14,563,928

Computer Software - 0.6%

Tencent Holdings, Ltd.(2)	562,000	1,914,914

Consulting Services - 1.9%

Corporate Executive Board Co.	74,340	5,784,395

Data Processing/Management - 2.1%

Fiserv, Inc.†	71,100	3,765,456
Mastercard, Inc., Class A#	24,800	2,658,064

		6,423,520

Diagnostic Equipment - 0.8%

Gen-Probe, Inc.†	51,804	2,487,628

Diagnostic Kits - 1.3%

Dade Behring Holdings, Inc.	99,141	4,060,815

Distribution/Wholesale - 0.9%

Li & Fung, Ltd.(2)	914,000	2,917,425

Diversified Manufactured Operations - 1.2%

Pentair, Inc.#	73,718	2,301,476
Trinity Industries, Inc.#	36,700	1,535,895

		3,837,371

Diversified Operations - 0.7%

Leucadia National Corp.#	72,505	2,052,617

E-Commerce/Products - 1.5%

Amazon.com, Inc.†#	120,538	4,717,857

E-Commerce/Services - 2.1%

Expedia, Inc.†	75,032	1,595,180
Monster Worldwide, Inc.†	97,585	4,865,588

		6,460,768

Electronic Components-Semiconductors - 2.4%

Broadcom Corp.†	51,500	1,755,635
Intersil Corp., Class A	69,200	1,830,340
Microchip Technology, Inc.#	69,000	2,456,400
NVIDIA Corp.†	47,600	1,475,600

		7,517,975

Entertainment Software - 0.7%

Activision, Inc.†#	120,100	2,008,072

Finance-Other Services - 1.1%

IntercontinentalExchange, Inc.†#	23,100	3,484,635

Footwear & Related Apparel - 0.6%

Crocs, Inc.†#	40,400	1,968,288

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†	38,863	3,023,930

Home Furnishings - 0.9%

Tempur-Pedic International, Inc.#	111,400	2,772,746

Hotels/Motels - 2.7%

Choice Hotels, Inc	45,059	1,689,262
Hilton Hotels Corp.	48,226	1,702,378
Intercontinental Hotels Group ADR	132,973	3,123,536
Starwood Hotels & Resorts Worldwide, Inc.	29,300	1,927,940

		8,443,116

Industrial Automated/Robotic - 0.8%

Nordson Corp.	48,100	2,346,318

Instruments-Scientific - 0.7%

PerkinElmer, Inc.	95,900	2,272,830

Insurance Broker - 0.4%

Brown & Brown, Inc.#	46,067	1,296,786

Insurance-Property/Casualty - 0.7%

Alleghany Corp.†#	5,750	2,246,065

Internet Content-Entertainment - 0.8%

Shanda Interactive Entertainment, Ltd. ADR†#	102,800	2,430,192

Internet Content-Information/News - 0.6%

Baidu.com ADR†#	18,135	1,935,005

Internet Infrastructure Software - 0.9%

F5 Networks, Inc.†#	37,600	2,730,512

Investment Management/Advisor Services - 1.4%

Calamos Asset Management, Inc., Class A	100,040	2,603,041
Fortress Investment Group LLC, Class A#	6,730	203,246

Janus Capital Group, Inc.	65,343	1,388,539

		4,194,826

Machinery-Farming - 1.4%

AGCO Corp.†#	121,800	4,415,250

Machinery-General Industrial - 0.7%

Manitowoc Co., Inc.#	35,700	2,095,590

Medical Information Systems - 1.4%

Cerner Corp.†#	51,400	2,678,454
IMS Health, Inc.#	57,400	1,657,712

		4,336,166

Medical Instruments - 1.9%

Intuitive Surgical, Inc.†#	18,700	2,077,570
Techne Corp.†#	64,948	3,657,871

		5,735,441

Medical Labs & Testing Services - 1.0%

Covance, Inc.†	48,473	2,988,845

Medical Products - 0.7%

Varian Medical Systems, Inc.†	46,900	2,155,055

Medical-Biomedical/Gene - 0.2%

Human Genome Sciences, Inc.†#	61,500	676,500

Medical-Drugs - 0.2%

K-V Pharmaceutical Co., Class A†	24,300	598,995

Medical-Nursing Homes - 2.4%

Manor Care, Inc.#	55,600	2,979,048
Sun Healthcare Group, Inc.†#	346,700	4,559,105

		7,538,153

Metal Processors & Fabrication - 1.0%

Precision Castparts Corp.#	33,900	3,083,883

Non-Ferrous Metals - 0.6%

SXR Uranium One, Inc.†#	136,100	1,971,216

Oil Companies-Exploration & Production - 4.7%

Quicksilver Resources, Inc.†#	64,600	2,491,622
Southwestern Energy Co.†	128,752	5,021,328
Ultra Petroleum Corp.†#	135,464	6,882,926

		14,395,876

Oil Field Machinery & Equipment - 1.1%

Cameron International Corp.†	38,900	2,205,241
National-Oilwell Varco, Inc.†	18,100	1,260,484

		3,465,725

Oil-Field Services - 0.6%

Core Laboratories NV†#	23,400	1,845,792

Paper & Related Products - 0.5%

MeadWestvaco Corp.	48,402	1,473,841

Photo Equipment & Supplies - 0.5%

Eastman Kodak Co.#	58,144	1,388,479

Pipelines - 0.5%

Questar Corp.	18,272	1,537,406

Private Corrections - 2.5%

Corrections Corp. of America†#	106,600	5,581,576
Geo Group, Inc.†#	45,500	2,128,945

		7,710,521

Racetrack - 0.6%

Penn National Gaming, Inc.†#	39,900	1,860,537

Real Estate Operations & Development - 0.5%

The St. Joe Co.#	29,500	1,641,380

Respiratory Products - 1.1%

Respironics, Inc.†#	80,000	3,277,600

Retail-Apparel/Shoe - 3.6%

Abercrombie & Fitch Co., Class A#	85,809	6,707,690
Urban Outfitters, Inc.†#	174,476	4,330,494

		11,038,184

Retail-Auto Parts - 1.4%

AutoZone, Inc.†	25,591	3,206,296
O’Reilly Automotive, Inc.†	35,200	1,211,936

		4,418,232

Retail-Automobile - 1.0%

Copart, Inc.†	109,400	3,221,830

Retail-Catalog Shopping - 0.5%

MSC Industrial Direct Co., Inc., Class A#	34,000	1,466,760

Retail-Computer Equipment - 0.4%

GameStop Corp.†	23,800	1,247,596

Retail-Discount - 1.1%

Dollar Tree Stores, Inc.†#	98,600	3,363,246

Retail-Pet Food & Supplies - 0.5%

PETsMART, Inc.	46,005	1,394,412

Retail-Restaurants - 1.3%

Wendy’s International, Inc.	124,865	4,006,918

Savings & Loans/Thrifts - 0.7%

People’s Bank#	51,614	2,291,145

Schools - 1.4%

Apollo Group, Inc., Class A†	53,747	2,541,696
ITT Educational Services, Inc.†	20,995	1,679,180

		4,220,876

Semiconductor Equipment - 1.6%

KLA-Tencor Corp.	29,500	1,526,330
Tessera Technologies, Inc.†	50,405	2,037,370
Varian Semiconductor Equipment Associates, Inc.†#	31,400	1,500,606

		5,064,306

Telecom Equipment-Fiber Optics - 0.7%

Ciena Corp.†#	63,400	1,995,198

Telecom Services - 0.8%

NeuStar Inc., Class A†#	74,300	2,377,600

Telecommunication Equipment - 0.8%

Harris Corp.#	53,100	2,606,148

Transactional Software - 0.9%

VeriFone Holdings, Inc.†#	71,700	2,799,885

Transport-Services - 3.0%

C.H. Robinson Worldwide, Inc.	100,460	5,119,442

Expeditors International of Washington, Inc.	92,872	4,165,309

		9,284,751

Web Hosting/Design - 0.8%

Equinix, Inc.†#	28,201	2,331,377

Wire & Cable Products - 0.9%

General Cable Corp.†#	55,300	2,762,235

Wireless Equipment - 1.8%

Crown Castle International Corp.†	94,976	3,111,414
ViaSat, Inc.†#	75,500	2,579,080

		5,690,494

X-Ray Equipment - 1.6%

Hologic, Inc.†#	90,800	4,998,540

Total Long-Term Investment Securities
(cost $281,976,230)		302,759,165

SHORT-TERM INVESTMENT SECURITIES - 27.1%
Collective Investment Pool - 24.1%

Securities Lending Quality Trust(1)	74,389,833	74,389,833

Time Deposits - 3.0%

Euro Time Deposit with State Street & Trust Co. 2.80% due 03/01/07	$2,914,000	2,914,000
4.05% due 03/01/07	6,201,000	6,201,000

		9,115,000

Total Short-Term Investment Securities
(cost $83,504,833)		83,504,833

TOTAL INVESTMENTS
(cost $365,481,063) (3)	125.2%	386,263,998
Liabilities in excess of other assets	(25.2)	(77,640,801)

NET ASSETS	100.0%	$308,623,197

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Security was valued using fair value procedures at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I MONEY MARKET I FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 95.4%
Asset-Backed Commercial Paper - 43.7%

Amstel Funding Corp. 5.24% due 03/29/07*	$5,000,000	$4,979,622
Amstel Funding Corp 5.25% due 04/17/07*	6,000,000	5,958,875
Amsterdam Funding Corp. 5.23% due 04/05/07*	6,000,000	5,969,492
Barton Capital Corp. 5.25% due 03/05/07*	3,000,000	2,998,250
Barton Capital Corp. 5.26% due 03/07/07*	7,000,000	6,993,863
Cafco LLC 5.25% due 03/19/07*	5,000,000	4,986,875
Cancara Asset Securitisation, Ltd. 5.26% due 03/07/07*	7,000,000	6,993,863
Cancara Asset Securitisation, Ltd. 5.27% due 03/13/07*	6,000,000	5,989,470
Charta LLC 5.25% due 03/22/07*	6,000,000	5,981,625
Clipper Receivables Co. LLC 5.25% due 03/09/07	5,000,000	4,994,167
Clipper Receivables Co. LLC 5.31% due 03/01/07	10,000,000	10,000,000
CRC Funding LLC 5.25% due 03/28/07*	5,000,000	4,980,312
Edison Asset Securitization LLC 5.17% due 04/03/07*	3,500,000	3,483,413
Falcon Asset Securitization Corp. 5.26% due 03/09/07*	6,000,000	5,992,987
Falcon Asset Securitization Corp. 5.26% due 03/13/07*	4,591,000	4,582,950
Galaxy Funding, Inc. 5.25% due 03/02/07*	6,000,000	5,999,125
Giro Funding US Corp. 5.27% due 03/07/07*	9,000,000	8,992,095
Greyhawk Funding LLC 5.26% due 03/19/07*	4,408,000	4,396,407
Jupiter Securitization Co. LLC 5.26% due 03/07/07*	6,000,000	5,994,740
Jupiter Securitization Co. LLC 5.26% due 03/27/07*	9,000,000	8,965,810
Kittyhawk Funding Corp. 5.24% due 04/27/07*	5,000,000	4,958,517
Park Avenue Receivable Corp. 5.26% due 03/14/07*	4,000,000	3,992,402
Ranger Funding Co. LLC 5.26% due 03/27/07*	8,000,000	7,969,609
Sheffield Receivables Corp. 5.24% due 03/20/07*	4,000,000	3,988,938
Sheffield Receivables Corp. 5.27% due 03/20/07*	6,000,000	5,983,312
Sheffield Receivables Corp. 5.33% due 03/01/07*	10,000,000	10,000,000
Surrey Funding Corp. 5.24% due 04/05/07*	6,000,000	5,969,433
Surrey Funding Corp. 5.26% due 03/29/07*	6,000,000	5,975,453
Sydney Capital Corp. 5.26% due 03/15/07*	6,000,000	5,987,727
Thames Asset Global Securitization, Inc. 5.18% due 06/14/07*	4,000,000	3,939,567
Thames Asset Global Securitization, Inc. 5.27% due 03/22/07*	9,000,000	8,972,332
White Pine Finance LLC 5.27% due 03/12/07*	8,000,000	7,987,118
Windmill Funding Corp. 5.23% due 03/20/07*	7,500,000	7,479,298
Windmill Funding Corp. 5.23% due 04/05/07*	6,000,000	5,969,492
Windmill Funding Corp. 5.26% due 03/12/07*	5,000,000	4,991,964

Total Asset-Backed Commercial Paper
(amortized cost $213,399,103)		213,399,103

Certificates of Deposit - 20.2%

ABN AMRO Bank NV 5.42% due 05/11/07(3)	4,000,000	4,000,878
Barclays Bank PLC 5.32% due 04/23/07	5,000,000	5,000,031
BNP Paribas 5.30% due 03/30/07(1)	5,000,000	5,000,000
BNP Paribas 5.31% due 07/09/07	11,000,000	11,000,000
Calyon NY 5.31% due 09/26/07(1)	2,000,000	1,999,767
Citibank NA 5.30% due 03/08/07	6,000,000	6,000,000
Deutsche Bank AG 5.09% due 03/20/07(1)	2,000,000	1,999,685
First Tennessee Bank 5.31% due 04/18/07	5,000,000	5,000,000
First Tennesse Bank 5.31% due 05/17/07	6,000,000	6,000,000
First Tennessee Bank 5.32% due 03/20/07	6,000,000	6,000,000
HBOS Treasury Services PLC 5.35% due 10/25/07	4,000,000	4,000,000
HBOS Treasury Services PLC 5.36% due 10/22/07	5,000,000	5,000,470
Lloyds TSB Bank PLC 5.35% due 04/25/07	11,500,000	11,500,000
Rabobank Nederland NV 5.30% due 03/30/07	5,000,000	5,000,000
Royal Bank Scotland PLC 5.31% due 04/19/07	5,000,000	5,000,033
Societe Generale 5.26% due 06/11/07(1)	2,000,000	1,999,862
Societe Generale 5.26% due 06/20/07	4,000,000	3,999,720
Societe Generale 5.27% due 07/02/07(1)	10,500,000	10,500,379

Total Certificates of Deposit
(amortized cost $99,000,825)		99,000,825

Commercial Paper - 15.0%

Bank of America Corp. 5.20% due 03/21/07	8,000,000	7,976,884

Bank of America Corp. 5.22% due 04/02/07	2,200,000	2,189,792
Bank of America Corp. 5.30% due 12/28/07(3)	6,000,000	6,000,710
Bear Stearns Co., Inc. 5.17% due 06/25/07	5,000,000	4,916,706
Deutsche Bank Financial LLC 5.25% due 03/02/07	6,000,000	5,999,125
Deutsche Bank Financial LLC 5.25% due 03/07/07	4,250,000	4,246,281
General Electric Capital Corp. 5.15% due 10/16/07	2,000,000	1,934,481
HSBC Bank USA, Inc. 5.44% due 09/21/07(3)	10,950,000	10,957,953
Morgan Stanley 5.30% due 09/10/07	10,000,000	10,000,000
Nordea North America, Inc. 5.20% due 06/11/07	5,000,000	4,926,333
Royal Bank of Canada 5.24% due 10/04/07	4,500,000	4,495,693
Svenska Handelsbanken, Inc. 5.65% due 07/20/07	5,000,000	5,003,108
UBS Finance LLC 5.20% due 07/05/07	5,000,000	4,908,965

Total Commercial Paper
(amortized cost $73,556,031)		73,556,031

Medium Term Notes - 16.5%

Barclays Bank PLC 5.41% due 11/02/07*	6,000,000	6,000,000
Beta Finance, Inc. 5.33% due 08/15/07*(3)	12,000,000	12,002,113
Cheyne Finance LLC 5.32% due 09/06/07(3)	11,000,000	10,999,290
Cheyne Finance PLC 5.32% due 01/07/08(3)	5,000,000	5,000,000
Merrill Lynch & Co., Inc. 5.29% due 05/14/07(3)	10,000,000	10,000,021
Merrill Lynch & Co., Inc. 5.33% due 10/15/07(3)	3,000,000	3,000,000
Morgan Stanley Dean Witter, Co. 5.49% due 01/18/08(3)	6,000,000	6,008,049
Sedna Finance, Inc. 5.32% due 01/11/08(3)	11,500,000	11,499,501
Sigma Finance, Inc. 5.32% due 09/18/07*(3)	11,000,000	10,999,697
Wells Fargo & Co. 5.31% due 08/03/07(3)	5,000,000	5,000,000

Total Medium Term Notes
(amortized cost $80,508,671)		80,508,671

Total Short-Term Investment Securities
(amortized cost $466,464,630)		466,464,630

REPURCHASE AGREEMENT - 3.8%

UBS Securities, LLC Joint Repurchase Agreement (2)
(cost $18,402,000)	18,402,000	18,402,000

TOTAL INVESTMENTS -
(amortized cost $484,866,630)(4)	99.2%	484,866,630
Other assets less liabilities	0.8	3,898,657

NET ASSETS	100.0%	$488,765,287

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $227,406,746 representing 46.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Variable Rate Security - the rate reflected is as of February 28, 2007; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(4)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of February 28, 2007:

Asset Backed/Receivables	18.1%
Asset Backed/Multi-Asset	15.3%
Foreign Bank	12.1%
Asset Backed/Securities	10.3%
Finance	9.7%
Diversified Financial Services	7.0%
Investment Bank/Brokerage	6.9%
Regional Bank	6.8%
Money Center Bank	4.4%
Commercial Bank	4.3%
Asset Backed/Finance	3.3%
Domestic Bank	1.0%

99.2%

See Notes to Portfolio of Investments

VALIC COMPANY I NASDAQ - 100 INDEX FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.9%
Advertising Sales - 0.3%

Lamar Advertising Co., Class A†#	4,382	$280,667

Airlines - 0.3%

Ryanair Holdings PLC†#	6,188	277,532

Applications Software - 7.9%

Citrix Systems, Inc.†	11,429	368,014
Infosys Technologies, Ltd. ADR#	5,883	319,212
Intuit, Inc.†	23,397	690,445
Microsoft Corp.	180,232	5,077,135

		6,454,806

Auto-Heavy Duty Trucks - 1.3%

PACCAR, Inc.	14,827	1,030,328

Broadcast Services/Program - 0.6%

Discovery Holding Co., Class A†#	12,681	203,657
Liberty Global, Inc., Class A†#	11,012	317,035

		520,692

Cable TV - 3.0%

Comcast Corp., Class A†	76,563	1,969,200
EchoStar Communications Corp., Class A†	11,359	461,176

		2,430,376

Casino Hotel - 0.7%

Wynn Resorts, Ltd.#	5,897	578,024

Cellular Telecom - 1.1%

Millicom International Cellular SA†#	5,183	372,658
NII Holdings, Inc.†	8,009	567,357

		940,015

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.	6,747	276,627

Computer Aided Design - 0.6%

Autodesk, Inc.†	12,838	528,284

Computer Services - 0.8%

Cognizant Technology Solutions Corp., Class A†	7,361	663,962

Computers - 10.1%

Apple Computer, Inc.†	63,379	5,362,497
Dell, Inc.†	44,519	1,017,259
Research In Motion, Ltd.†	9,797	1,377,556
Sun Microsystems, Inc.†	81,561	499,969

		8,257,281

Computers-Memory Devices - 1.5%

Network Appliance, Inc.†	20,694	800,237
SanDisk Corp.†#	11,048	402,368

		1,202,605

Computers-Periphery Equipment - 0.3%

Logitech International SA†	9,501	248,451

Data Processing/Management - 1.7%

Fiserv, Inc.†	11,540	611,159
Paychex, Inc.	19,226	781,152

		1,392,311

Dental Supplies & Equipment - 0.6%

Dentsply International, Inc.	7,766	244,940
Patterson Cos, Inc.†#	7,099	236,964

		481,904

Distribution/Wholesale - 0.7%

CDW Corp.	4,342	269,551
Fastenal Co.#	7,688	271,156

		540,707

E-Commerce/Products - 0.7%

Amazon.com, Inc.†#	14,570	570,270

E-Commerce/Services - 4.7%

eBay, Inc.†	55,389	1,775,771
Expedia, Inc.†	15,875	337,502
IAC/InterActive Corp.†#	16,304	639,117
Liberty Media Corp., Series A†	32,251	760,156
Monster Worldwide, Inc.†	6,989	348,472

		3,861,018

Electronic Components-Misc. - 0.4%

Flextronics International, Ltd.†	33,538	366,570

Electronic Components-Semiconductors - 6.1%

Altera Corp.†	27,112	572,334
Broadcom Corp.†	22,785	776,741
Intel Corp.	107,560	2,135,066
Microchip Technology, Inc.	9,557	340,229
NVIDIA Corp.†	18,599	576,569
Xilinx, Inc.#	23,762	608,783

		5,009,722

Electronic Design Automation - 0.4%

Cadence Design Systems, Inc.†	15,486	308,791

Electronic Forms - 1.5%

Adobe Systems, Inc.†	30,455	1,195,359

Electronic Measurement Instruments - 0.7%

Garmin, Ltd.#	10,665	584,015

Enterprise Software/Service - 2.6%

BEA Systems, Inc.†	19,360	230,965
Oracle Corp.†	115,403	1,896,071

		2,127,036

Entertainment Software - 1.3%

Activision, Inc.†	13,337	222,995
Electronic Arts, Inc.†	16,567	835,308

		1,058,303

Food-Retail - 0.4%

Whole Foods Market, Inc.	7,294	348,434

Internet Infrastructure Software - 0.5%

Akamai Technologies, Inc.†#	7,985	411,786

Internet Security - 2.0%

Check Point Software Technologies†	12,551	283,402
CheckFree Corp.†	4,495	170,450
Symantec Corp.†	52,251	893,492
VeriSign, Inc.†	12,200	308,660

		1,656,004

Linen Supply & Related Items - 0.5%

Cintas Corp.	10,262	414,380

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	6,209	275,307

Medical Instruments - 0.3%

Intuitive Surgical, Inc.†#	1,966	218,423

Medical Products - 0.9%

Biomet, Inc.	17,568	743,653

Medical-Biomedical/Gene - 6.7%

Amgen, Inc.†	28,964	1,861,227
Biogen Idec, Inc.†	19,523	882,244
Celgene Corp.†#	19,956	1,063,655
Genzyme Corp.†	17,555	1,084,899
MedImmune, Inc.†#	13,636	435,125
Vertex Pharmaceuticals, Inc.†#	6,997	214,738

		5,541,888

Medical-Drugs - 0.4%

Sepracor, Inc.†#	5,667	297,858

Medical-Generic Drugs - 1.4%

Teva Pharmaceutical Industries, Ltd. ADR	32,366	1,150,935

Networking Products - 4.1%

Cisco Systems, Inc.†	115,577	2,998,068
Juniper Networks, Inc.†	19,807	374,550

		3,372,618

Oil & Gas Drilling - 0.2%

Patterson-UTI Energy, Inc.	8,549	190,557

Pharmacy Services - 0.6%

Express Scripts, Inc.†	6,438	485,490

Radio - 0.6%

Sirius Satellite Radio, Inc.†#	81,119	296,084
XM Satellite Radio Holdings, Inc., Class A†#	16,793	241,148

		537,232

Retail-Apparel/Shoe - 0.8%

American Eagle Outfitters, Inc.	12,358	383,716
Ross Stores, Inc.	7,339	240,499

		624,215

Retail-Bedding - 1.0%

Bed Bath & Beyond, Inc.†	20,251	807,812

Retail-Discount - 0.9%

Costco Wholesale Corp.	12,859	718,690

Retail-Major Department Stores - 1.9%

Sears Holdings Corp.†	8,574	1,545,464

Retail-Office Supplies - 0.8%

Staples, Inc.	25,858	672,825

Retail-Pet Food & Supplies - 0.3%

PETsMART, Inc.	7,377	223,597

Retail-Restaurants - 2.1%

Starbucks Corp.†	56,001	1,730,431

School - 0.5%

Apollo Group, Inc., Class A†	9,321	440,790

Semiconductor Equipment - 2.1%

Applied Materials, Inc.	38,173	708,872
KLA-Tencor Corp.	12,835	664,083
Lam Research Corp.†	7,839	350,090

		1,723,045

Semiconductors Components-Intergrated Circuits - 2.6%

Linear Technology Corp.	21,286	706,482
Marvell Technology Group, Ltd.†	29,749	610,450
Maxim Integrated Products, Inc.	23,939	784,002

		2,100,934

Telecom Services - 0.6%

Virgin Media, Inc.#	18,955	496,811

Telecommunication Equipment - 0.2%

Tellabs, Inc.†	13,414	140,579

Telephone-Integrated - 0.6%

Level 3 Communications, Inc.†#	74,971	492,560

Therapeutics - 2.4%

Amylin Pharmaceuticals, Inc.†#	6,687	260,191
Gilead Sciences, Inc.†	24,123	1,726,242

		1,986,433

Transport-Services - 1.2%

C.H. Robinson Worldwide, Inc.	8,906	453,850
Expeditors International of Washington, Inc.	11,149	500,032

		953,882

Web Portals/ISP - 5.3%

Google, Inc., Class A†	7,240	3,254,018
Yahoo!, Inc.†	34,833	1,074,946

		4,328,964

Wireless Equipment - 5.5%

QUALCOMM, Inc.	106,175	4,276,729
Telefonaktiebolaget LM Ericsson ADR	6,303	225,395

		4,502,124

Total Long-Term Investment Securities
(cost $60,906,192)		80,319,377

SHORT-TERM INVESTMENT SECURITIES - 14.5%
Collective Investment Pool - 11.8%

Securities Lending Quality Trust(1)	9,671,669	9,671,669

Commercial Paper - 2.4%

Societe General North America
5.33% due 03/01/07	$2,000,000	2,000,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
4.96% due 03/08/07(2)	15,000	14,986
4.97% due 03/08/07(2)	10,000	9,990
5.02% due 03/29/07(2)	15,000	14,942
5.02% due 03/29/07(2)	10,000	9,961
5.05% due 04/05/07(2)	175,000	174,148
5.06% due 03/29/07(2)	5,000	4,980

		229,007

Total Short-Term Investment Securities
(cost $11,900,676)		11,900,676

REPURCHASE AGREEMENT - 0.1%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $116,016 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 06/15/08 and having an approximate value of $121,650 (cost $116,000)	116,000	116,000

TOTAL INVESTMENTS
(cost $72,922,868)(3)	112.5%	92,336,053
Liabilities in excess of other assets	(12.5)	(10,262,953)

NET ASSETS	100.0%	$82,073,100

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
63 Long	NASDAQ 100 E-Mini Index	March 2007	$2,262,645	$2,224,530	$(38,115)

See Notes to Portfolio of Investments

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.8%
Advertising Sales - 0.6%

Focus Media Holding, Ltd. ADR†	73,510	$5,888,151

Aerospace/Defense - 0.1%

Spirit Aerosystems Holdings, Inc.†	21,500	634,465

Agricultural Operations - 0.3%

Monsanto Co.	59,140	3,116,087

Applications Software - 6.0%

Citrix Systems, Inc.†	110,400	3,554,880
Microsoft Corp.	711,518	20,043,462
Red Hat, Inc.†	958,732	21,523,534
Salesforce.com, Inc.†	269,366	11,652,773

		56,774,649

Audio/Video Products - 0.5%

Sony Corp.	89,800	4,649,957

Batteries/Battery Systems - 0.3%

Energy Conversion Devices, Inc.†	104,780	3,153,878

Casino Services - 0.2%

International Game Technology	42,968	1,772,430

Cellular Telecom - 1.2%

NII Holdings, Inc.†	156,930	11,116,921

Commercial Services - 0.4%

Iron Mountain, Inc.†	136,000	3,787,600

Commercial Services-Finance - 0.6%

The Western Union Co.	249,200	5,400,164

Computer Aided Design - 1.6%

Autodesk, Inc.	360,440	14,832,106

Computer Graphics - 0.4%

Trident Microsystems, Inc.†	185,100	4,092,561

Computer Services - 1.8%

BISYS Group, Inc.†	119,791	1,574,054
Cognizant Technology Solutions Corp., Class A†	82,680	7,457,736
DST Systems, Inc.†	112,400	7,915,208

		16,946,998

Computer Software - 0.9%

Tencent Holdings, Ltd.(2)	2,664,000	9,077,101

Computers - 9.6%

Apple Computer, Inc.	381,910	32,313,405
Dell, Inc.	134,562	3,074,742
Hewlett-Packard Co.	789,500	31,090,510
Palm, Inc.	139,600	2,310,380
Research In Motion, Ltd.†	155,070	21,804,392
Sun Microsystems, Inc.†	137,000	839,810

		91,433,239

Computers-Memory Devices - 5.0%

EMC Corp.	1,793,613	25,020,901
Isilon Systems, Inc.	58,500	1,138,995
Network Appliance, Inc.†	322,320	12,464,115
SanDisk Corp.†	21,500	783,030
Seagate Technology	290,700	7,819,830

		47,226,871

Consulting Services - 1.0%

Accenture Ltd. Class A	259,814	9,275,360

Data Processing/Management - 2.1%

Automatic Data Processing, Inc.	136,500	6,796,335
First Data Corp.	248,900	6,354,417
MoneyGram International, Inc.	106,300	3,195,378
NAVTEQ Corp.†	105,165	3,361,073

		19,707,203

Diversified Manufactured Operations - 0.2%

Tyco International, Ltd.	54,100	1,667,903

E-Commerce/Services - 2.3%

Ctrip.com International, Ltd. ADR	53,150	3,136,382
eBay, Inc.	234,995	7,533,940
Monster Worldwide, Inc.	215,783	10,758,940

		21,429,262

E-Marketing/Info - 0.1%

aQuantive, Inc.†	53,500	1,355,690

Electric Products-Misc. - 0.3%

LG Electronics, Inc.(2)	43,162	2,751,930

Electronic Components-Misc. - 3.6%

Flextronics International, Ltd.†	383,768	4,194,584
Hon Hai Precision Industry Co., Ltd.(2)	320,800	2,188,367
Hon Hai Precision Industry Co., Ltd. GDR	1,500,200	20,492,732
Hoya Corp.(2)	86,500	2,985,814
Jabil Circuit, Inc.	151,010	4,034,987

		33,896,484

Electronic Components-Semiconductors - 11.1%

Advanced Micro Devices, Inc.†	124,700	1,877,982
Altera Corp.†	517,183	10,917,733
Broadcom Corp.†	230,891	7,871,074
Chartered Semiconductor Manufacturing, Ltd.†(2)	7,592,000	7,415,543
Conexant Systems, Inc.†	644,100	1,281,759
Infineon Technologies AG†(2)	461,000	7,070,236
Intel Corp.	198,201	3,934,290
MediaTek, Inc.(2)	52,000	569,513
Microchip Technology, Inc.	38,200	1,359,920
Micron Technology, Inc.†	107,100	1,270,206
National Semiconductor Corp.	92,400	2,367,288
NVIDIA Corp.†	132,730	4,114,630
ON Semiconductor Corp.†	164,200	1,612,444
PMC - Sierra, Inc.†	410,533	2,771,098
QLogic Corp.†	205,440	3,613,690
Samsung Electronics Co., Ltd.(2)	3,454	2,092,467
Samsung Electronics Co., Ltd. GDR*(2)	18,544	5,541,127
Semtech Corp.†	181,100	2,595,163
Silicon Laboratories, Inc.†	22,000	664,400
Silicon-On-Insulator Technologies	173,474	4,785,113
Spansion, Inc.†	77,200	938,752
Texas Instruments, Inc.	654,700	20,269,512
Xilinx, Inc.	399,717	10,240,749

		105,174,689

Electronic Forms - 1.7%

Adobe Systems, Inc.	410,406	16,108,435

Energy-Alternate Sources - 0.3%

First Solar, Inc.†	13,230	631,732
Sunpower Corp., Class A	40,540	1,755,382
Suntech Power Holdings Co., Ltd. ADR†	16,500	598,125

		2,985,239

Engineering/R&D Services - 0.8%

ABB, Ltd.(2)	302,100	5,040,504
SAIC, Inc.	132,260	2,384,648

		7,425,152

Enterprise Software/Service - 0.7%

Oracle Corp.†	407,072	6,688,193

Entertainment Software - 4.2%

Activision, Inc.†	800,589	13,385,848
Electronic Arts, Inc.	429,254	21,642,987
Take-Two Interactive Software, Inc.†	63,900	1,137,420
THQ, Inc.†	117,860	3,796,270

		39,962,525

Human Resources - 1.0%

Manpower, Inc.	67,700	5,030,110
Robert Half International, Inc.	114,500	4,473,515

		9,503,625

Identification Systems - 0.3%

Cogent, Inc.†	265,643	2,999,109

Internet Security - 1.4%

McAfee, Inc.†	108,500	3,268,020
VeriSign, Inc.†	391,822	9,913,097

		13,181,117

Medical Information Systems - 0.6%

Cerner Corp.†	111,580	5,814,434

Medical Instruments - 0.1%

Boston Scientific Corp.†	38,900	634,459

Medical-Biomedical/Gene - 0.4%

Amgen, Inc.	59,600	3,829,896

Motion Pictures & Services - 0.1%

Dreamworks Animation SKG, Inc., Class A†	44,376	1,189,721

Networking Products - 5.7%

Atheros Communications, Inc.†	37,600	950,152
Cisco Systems, Inc.	1,272,572	33,010,518
Foundry Networks, Inc.†	231,600	3,381,360
Juniper Networks, Inc.	863,515	16,329,068

		53,671,098

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	30,300	1,717,707

Power Converter/Supply Equipment - 0.1%

Delta Electronics, Inc.(2)	429,000	1,369,332

Semiconductor Equipment - 2.9%

ASML Holding NV†	210,600	5,156,411
FormFactor, Inc.†	71,960	3,076,290
KLA-Tencor Corp.	120,500	6,234,670
Lam Research Corp.†	294,000	13,130,040

		27,597,411

Semiconductors Components-Intergrated Circuits - 7.0%

Analog Devices, Inc.	274,977	9,967,916
Marvell Technology Group, Ltd.	965,900	19,820,268
Maxim Integrated Products, Inc.	992,784	32,513,676
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	333,900	3,706,290

		66,008,150

Telecom Equipment-Fiber Optics - 2.9%

Ciena Corp.†	173,097	5,447,363
Corning, Inc.	878,073	18,114,646
Finisar Corp.†	644,100	2,054,679
JDS Uniphase Corp.	90,037	1,459,500
ZTE corp.(2)	182,000	887,436

		27,963,624

Telecom Services - 0.5%

Amdocs, Ltd.†	145,500	5,035,755
TELUS Corp.	1	42

		5,035,797

Telecommunication Equipment - 1.8%

Alcatel-Lucent ADR	215,100	2,759,733
Comverse Technology, Inc.†	335,900	7,383,082
Foxconn International Holdings, Ltd.†(2)	698,500	1,849,334
Sonus Networks, Inc.†	660,300	5,077,707

		17,069,856

Telephone-Integrated - 0.4%

Level 3 Communications, Inc.†	646,970	4,250,593

Toys - 1.8%

Nintendo Co., Ltd.(2)	63,200	16,954,316

Web Portals/ISP - 6.6%

Google, Inc., Class A	83,881	37,700,315
SINA Corp.†	174,800	6,035,844
Yahoo Japan Corp.(2)	3,970	1,510,073
Yahoo!, Inc.	566,191	17,472,654

		62,718,886

Wireless Equipment - 4.1%

American Tower Corp., Class A	53,700	2,080,338
Crown Castle International Corp.†	67,400	2,208,024
Motorola, Inc.	273,400	5,063,368
Nokia Oyj ADR	201,250	4,393,287
QUALCOMM, Inc.	450,557	18,148,436
Telefonaktiebolaget LM Ericsson ADR	154,740	5,533,502
Telefonaktiebolaget LM Ericsson, Class B(2)	431,600	1,544,998

		38,971,953

Total Common Stock
(cost $867,163,953)		908,812,327

EQUITY CERTIFICATES - 1.2%
Computer Services - 0.5%

Infosys Technologies, Ltd.(2)	97,230	4,564,413

Electronic Forms - 0.7%

Hon Hai Precision Industry Co., Ltd.(2)	1,002,500	6,990,298

Total Equity Certificates
(cost $11,561,490)		11,554,711

EXCHANGE TRADED FUNDS - 0.1%
Domestic Equity Portfolio - 0.1%

iShares Goldman Sachs Technology Index Fund
(cost $1,287,465)	24,300	1,239,786

Total Long-Term Investment Securities
(cost $880,012,908)		921,606,824

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Company - 1.6%

T. Rowe Price Reserve Investment Fund	15,275,840	15,275,840

Time Deposits - 0.6%

Euro Time Deposit with State Street & Trust Co. 1.80% due 03/01/07	$783,000	783,000
Euro Time Deposit with State Street & Trust Co. 2.80% due 03/01/07	4,179,000	4,179,000

		4,962,000

Total Short-Term Investment Securities
(cost $20,237,840)		20,237,840

TOTAL INVESTMENTS
(cost $900,250,748) (1)	99.3%	941,844,664
Other assets less liabilities	0.7	6,478,529

NET ASSETS	100.0%	$948,323,193

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $5,541,127 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedure at February 28, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Open call option contracts written at February 28, 2007 for the Science & Technology Fund were as follows:

Issue	Contract month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2007	Unrealized Appreciation (Depreciation)
Ebay, Inc.	Apr-07	$35.00	200	$28,069	$16,000	$12,069
Electronic Arts, Inc.	Jun-07	55.00	200	56,747	36,000	20,747

						$32,816

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 100.2%
Advertising Services - 2.9%

inVentiv Health, Inc.†#	28,800	$1,050,336
Marchex, Inc., Class B#	29,000	390,920

		1,441,256

Airlines - 0.5%

AirTran Holdings, Inc.†#	25,800	268,836

Apparel Manufacturers - 0.7%

Gymboree Corp.†#	6,300	237,447
Oxford Industries, Inc.	2,600	128,414

		365,861

Banks-Commercial - 0.6%

Western Alliance Bancorp.†#	8,200	275,028

Building & Construction Products-Misc. - 1.5%

Interline Brands, Inc.†#	34,400	727,904

Building-MobileHome/Manufactured Housing - 0.7%

Williams Scotsman International, Inc.†#	15,900	323,724

Cable TV - 0.7%

LodgeNet Entertainment Corp.†#	14,500	370,620

Cellular Telecom - 0.8%

Dobson Communications Corp., Class A†#	45,600	404,928

Commercial Services - 1.0%

PeopleSupport, Inc.†#	24,200	512,072

Commercial Services-Finance - 5.2%

Bankrate, Inc.†#	10,900	442,431
Global Cash Access, Inc.†#	65,200	1,002,776
Jackson Hewitt Tax Service, Inc.	1,300	41,925
Wright Express Corp.†#	37,500	1,068,000

		2,555,132

Computer Services - 3.5%

Covansys Corp.†#	9,800	241,668
IHS, Inc.†	11,400	428,070
SI International, Inc.†	29,500	826,590
Sykes Enterprises, Inc.†#	15,800	253,432

		1,749,760

Computer Software - 0.5%

Double-Take Software, Inc.†	17,318	244,530

Consulting Services - 3.7%

FTI Consulting, Inc.†#	26,700	896,319
Huron Consulting Group, Inc.†#	5,200	329,680
The Advisory Board Co.†	11,700	608,517

		1,834,516

Diagnostic Kits - 0.6%

Inverness Medical Innovations, Inc.†#	7,400	312,280

Distribution/Wholesale - 1.9%

Beacon Roofing Supply, Inc.†#	16,700	277,721
Houston Wire & Cable Co.†#	26,100	646,497

		924,218

Diversified Manufactured Operations - 1.7%

Actuant Corp., Class A#	8,300	433,260
Barnes Group, Inc.#	18,300	408,639

		841,899

E-Commerce/Products - 2.1%

Blue Nile, Inc.†#	7,200	280,800
Shutterfly, Inc.†#	30,187	498,387
US Auto Parts Network, Inc.†	21,850	254,334

		1,033,521

E-Commerce/Services - 2.9%

Priceline.com, Inc.†#	27,400	1,436,034

E-Marketing/Info - 3.7%

24/7 Real Media, Inc.†#	44,100	425,124
aQuantive, Inc.†#	24,000	608,160
Digital River, Inc.†#	6,200	343,418
ValueClick, Inc.†#	16,900	447,850

		1,824,552

E-Services/Consulting - 0.8%

GSI Commerce, Inc.†#	20,200	386,426

Educational Software - 1.9%

SkillSoft PLC ADR†#	137,100	967,926

Electronic Components-Semiconductors - 2.7%

Microsemi Corp.†#	50,500	1,023,130
Silicon Laboratories, Inc.†	9,700	292,940

		1,316,070

Enterprise Software/Service - 3.2%

Epicor Software Corp.†#	27,000	363,420
Lawson Software, Inc.†#	43,300	342,936
Packeteer, Inc.†#	18,600	223,200
Taleo Corp., Class A†#	41,200	659,200

		1,588,756

Finance-Investment Banker/Broker - 0.5%

Investment Technology Group, Inc.†	6,600	270,138

Hotels/Motels - 2.5%

Gaylord Entertainment Co.†	6,700	361,599
Orient-Express Hotels, Ltd.#	12,400	640,212
Red Lion Hotels Corp.†	21,400	262,150

		1,263,961

Human Resources - 3.9%

On Assignment, Inc.†#	45,800	561,508
Resources Connection, Inc.†#	42,300	1,368,828

		1,930,336

Instruments-Scientific - 0.6%

Varian, Inc.†	5,900	321,137

Insurance-Property/Casualty - 2.3%

First Mercury Financial Corp.†	13,800	311,742
Navigators Group, Inc.†	8,500	422,450
Tower Group, Inc.#	11,350	387,943

		1,122,135

Internet Application Software - 2.0%

DealerTrack Holdings, Inc.†#	17,100	495,045
WebEx Communications, Inc.†	11,200	486,416

		981,461

Internet Connectivity Services - 0.7%

Cogent Communications Group, Inc.†#	15,500	349,680

Internet Content-Information/News - 0.6%

CNET Networks, Inc.†	33,600	295,008

Internet Security - 0.9%

Secure Computing Corp.†#	50,400	432,432

Lighting Products & Systems - 0.6%

Universal Display Corp.†#	22,600	294,252

Machinery-General Industrial - 2.3%

Gardner Denver, Inc.†	33,500	1,134,645

Medical Instruments - 6.2%

Dexcom, Inc.†#	16,200	131,058
DJ Orthopedics, Inc.†#	27,278	1,068,752
Kyphon, Inc.†#	19,400	875,134
Spectranetics Corp.†#	29,359	308,563
Symmetry Medical, Inc.†#	21,100	314,601
Ventana Medical Systems, Inc.†#	9,800	394,450

		3,092,558

Medical Products - 3.6%

American Medical Systems Holdings, Inc.†#	34,400	699,696
Caliper Life Sciences, Inc.†#	41,300	240,779
Northstar Neuroscience, Inc.†	20,500	246,820
PSS World Medical, Inc.†#	29,100	603,534

		1,790,829

Medical-Biomedical/Gene - 1.4%

Exelixis, Inc.†#	35,585	358,341
Nektar Therapeutics†#	26,700	316,662

		675,003

Medical-Drugs - 2.7%

Adams Respiratory Therapeutics, Inc.†#	17,500	635,600
Sciele Pharma, Inc.†#	30,900	710,700

		1,346,300

Medical-Outpatient/Home Medical - 0.5%

Radiation Therapy Services, Inc.†#	8,200	247,476

Metal Processors & Fabrication - 1.1%

Kaydon Corp.#	13,000	563,810

Networking Products - 1.8%

Ixia†#	79,600	877,192

Oil Companies-Exploration & Production - 1.5%

PetroHawk Energy Corp.†#	37,700	451,269
Venoco, Inc.†#	18,200	276,640

		727,909

Oil-Field Services - 1.2%

TETRA Technologies, Inc.†#	26,800	595,764

Physical Therapy/Rehabilation Centers - 0.5%

Psychiatric Solutions, Inc.†#	6,800	271,728

Printing-Commercial - 2.2%

VistaPrint, Ltd.†#	29,437	1,095,645

Real Estate Management/Services - 0.1%

HFF, Inc., Class A†	2,900	54,230

Recreational Centers - 1.0%

Town Sports International Holdings, Inc.†	25,100	492,964

Resort/Theme Park - 1.1%

Great Wolf Resorts, Inc.†	42,000	561,540

Retail-Apparel/Shoe - 0.6%

Children’s Place Retail Stores, Inc.†	5,300	288,638

Retail-Restaurants - 1.4%

California Pizza Kitchen, Inc.†#	11,000	351,780
Ruth’s Chris Steak House, Inc.†#	15,900	343,122

		694,902

Retail-Sporting Goods - 0.6%

Zumiez, Inc.†#	8,300	282,283

Schools - 2.2%

Corinthian Colleges, Inc.†#	18,600	259,470
Laureate Education, Inc.†	2,500	149,200
Strayer Education, Inc.#	5,900	695,551

		1,104,221

Semiconductors Components-Intergrated Circuits - 0.9%

Integrated Device Technology, Inc.†	26,100	423,342

Telecom Services - 3.3%

Cbeyond, Inc.†#	12,900	400,803
NeuStar Inc., Class A†#	28,200	902,400
Orbcomm, Inc.†#	25,400	327,152

		1,630,355

Therapeutics - 1.6%

MGI Pharma, Inc.†	12,800	271,616
United Therapeutics Corp.†	8,900	500,180

		771,796

Transactional Software - 2.8%

Innerworkings, Inc.†#	32,150	435,633
Transaction Systems Architects, Inc.†#	27,200	960,160

		1,395,793

Web Hosting/Design - 0.5%

eCollege.com, Inc.†#	14,700	255,486

Web Portals/ISP - 0.7%

Trizetto Group, Inc.†#	16,700	347,861

Total Long-Term Investment Securities
(cost $47,082,224)		49,688,659

SHORT-TERM INVESTMENT SECURITIES - 27.8%
Collective Investment Pool - 26.5%

Securities Lending Quality Trust(1)	13,159,327	13,159,327

Time Deposit - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 03/01/07	$621,000	621,000

Total Short-Term Investment Securities
(cost $13,780,327)		13,780,327

TOTAL INVESTMENTS
(cost $60,862,551)(2)	128.0%	63,468,986
Liabilities in excess of other assets	(28.0)%	(13,888,659)

NET ASSETS	100.0%	$49,580,327

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.7%
Advanced Materials - 0.5%

Ceradyne, Inc.†#	51,297	$2,646,925
Core Molding Technologies, Inc.†	35,700	271,320

		2,918,245

Aerospace/Defense - 0.9%

Armor Holdings, Inc.†#	26,400	1,681,416
Teledyne Technologies, Inc.†#	63,301	2,408,603
TransDigm Group, Inc.†	6,100	194,590
United Industrial Corp.#	14,483	781,358

		5,065,967

Aerospace/Defense-Equipment - 0.4%

ARGON ST, Inc.†#	6,800	164,764
Ducommun, Inc.†	12,700	324,866
Moog, Inc., Class A†#	20,600	785,066
Orbital Sciences Corp.†	55,300	1,094,387

		2,369,083

Agricultural Operations - 0.1%

Delta & Pine Land Co.#	13,430	549,824

Airlines - 0.5%

AirTran Holdings, Inc.†#	34,900	363,658
ExpressJet Holdings, Inc.†#	42,300	305,829
Frontier Airlines Holdings, Inc.†#	29,515	198,045
Mesa Air Group, Inc.†#	11,777	89,623
Midwest Air Group, Inc.†#	10,700	139,100
Skywest, Inc.#	59,465	1,519,331

		2,615,586

Alternative Waste Technology - 0.1%

Darling International, Inc.†	61,900	340,450
Synagro Technologies, Inc.	42,500	242,675

		583,125

Apparel Manufacturers - 0.9%

Gymboree Corp.†	49,260	1,856,609
Hartmarx Corp.†	37,600	248,536
Kellwood Co.#	37,356	1,177,835
Maidenform Brands, Inc.†#	53,482	979,255
Mothers Work, Inc.†#	25,794	891,699

		5,153,934

Applications Software - 0.3%

Actuate Corp.†	56,600	299,980
PDF Solutions, Inc.†#	27,500	313,225
Progress Software Corp.†	15,167	425,434
Quest Software, Inc.†#	27,200	443,904
Red Hat, Inc.†#	17,000	381,650

		1,864,193

Athletic Equipment - 0.0%

Cybex International, Inc.†	37,100	207,389

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A#	9,600	270,624

Auction House/Art Dealer - 0.1%

Ritchie Bros. Auctioneers, Inc	13,700	786,517

Audio/Video Products - 0.1%

DTS, Inc.†#	8,900	215,291
Universal Electronics, Inc.†	13,400	350,008

		565,299

Auto Repair Center - 0.1%

Monro Muffler Brake, Inc.#	16,900	614,653

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†#	58,716	786,794
ArvinMeritor, Inc.#	56,589	1,033,315
Fuel Systems Solutions, Inc.†	14,900	326,161
Keystone Automotive Industries, Inc.†#	9,300	307,365
Miller Industries, Inc.†	7,300	165,345
Spartan Motors, Inc.	18,450	409,037
Strattec Security Corp.†	4,400	203,104
TRW Automotive Holdings Corp.†	12,200	371,612

		3,602,733

Banks-Commercial - 6.1%

AMCORE Financial, Inc.#	1,318	43,112
Bancfirst Corp.#	7,488	352,011
Bank of Florida Corp.†	12,100	229,658
Bank of Granite Corp.#	24,250	435,773
Bank of Hawaii Corp.#	41,931	2,168,671
Banner Corp.#	2,041	85,130
Beverly Hills Bancorp, Inc.	40,400	307,848
Camden National Corp.	6,300	279,594
Cardinal Financial Corp.	23,000	233,680
Cascade Bancorp#	19,525	508,041
Cass Information Systems, Inc.	8,900	300,108
Center Bancorp, Inc.	15,400	242,550
Center Financial Corp.#	4,896	105,705
Chittenden Corp.#	39,450	1,206,775
Citizens Banking Corp.#	49,600	1,125,920
City Bank#	4,881	153,117
City Holding Co.#	10,503	413,188
City National Corp.#	19,536	1,410,108
Columbia Bancorp.	10,300	247,509
Commerce Bancshares, Inc.#	14,401	712,129
Community Bancorp Nevada†	8,200	254,774
Community Bank Systems, Inc.#	16,900	361,491
Community Trust Bancorp, Inc.#	1,716	61,261
Corus Bankshares, Inc.#	165,448	3,070,715
Cullen/Frost Bankers, Inc.#	4,890	264,451
F.N.B. Corp.#	5,019	86,126
Financial Institutions, Inc.	17,195	368,145
First Bancorp	12,600	279,846
First BanCorp Puerto Rico	46,500	555,210
First Citizens BancShares, Inc., Class A	2,040	427,421
First Community Bancorp#	23,300	1,264,724
First Regional Bancorp†#	19,474	612,652
Fremont General Corp.#	73,300	645,040
Frontier Financial Corp.#	12,150	317,844
GB&T Bancshares, Inc.	11,900	228,837
Glacier Bancorp, Inc.#	31,271	764,576
Greene County Bancshares, Inc.	7,000	238,420
Hancock Holding Co.#	2,501	111,470
Heritage Commerce Corp.†	10,800	272,808
Intervest Bancshares Corp.#	8,190	230,057
Lakeland Financial Corp.	10,200	236,232
Nara BanCorp., Inc.#	8,300	153,633
Northrim BanCorp Inc.	10,200	297,636
Pacific Capital Bancorp#	50,072	1,577,268
Park National Corp.#	459	42,811
Peoples Bancorp, Inc.#	16,300	452,325
Pinnacle Financial Partners, Inc.†#	12,900	399,771
Placer Sierra Bancshares	16,800	454,944
Preferred Bank Los Angeles California#	12,531	516,653

Prosperity Bancshares, Inc.	21,900	761,463
Provident Bankshares Corp.#	19,200	658,752
Sandy Spring Bancorp, Inc.#	13,100	433,741
SCBT Financial Corp.	6,700	251,853
Seacoast Banking Corp. of Florida#	11,600	275,268
Signature Bank†#	10,300	316,416
Southside Bancshares, Inc.	9,600	225,888
State Bancorp, Inc.	3,800	82,270
Taylor Capital Group, Inc.#	1,175	42,970
Texas Capital Bancshares, Inc.†#	16,700	336,171
Trustmark Corp.#	6,000	171,600
UAP Holding Corp.#	12,600	340,326
UCBH Holdings, Inc.#	34,900	665,194
United Community Banks, Inc.#	4,300	140,481
Valley National Bancorp#	31,289	787,857
Vineyard National Bancorp	8,212	200,783
Virginia Commerce Bancorp, Inc.†#	8,500	179,010
Westamerica Bancorp#	22,900	1,124,390
Whitney Holding Corp.	6,358	201,676
Wilshire Bancorp, Inc.#	30,100	512,904
Wintrust Financial Corp.#	4,600	210,864

		33,027,645

Banks-Fiduciary - 0.2%

Boston Private Financial Holdings, Inc.#	12,900	372,165
Investors Financial Services Corp.#	11,600	679,064

		1,051,229

Batteries/Battery Systems - 0.1%

Greatbatch, Inc.†	12,200	316,712

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co.#	895	52,384

Broadcast Services/Program - 0.1%

DG Fastchannel, Inc.†	23,700	356,448
New Frontier Media, Inc.	11,745	106,527

		462,975

Building & Construction Products-Misc. - 0.3%

Advanced Environmental Recycling Technologies, Inc.†	109,600	191,800
Interline Brands, Inc.†#	22,300	471,868
International Aluminum Corp.	6,700	350,946
NCI Building Systems, Inc.†#	4,400	245,696
Simpson Manufacturing Co., Inc.#	8,800	292,336

		1,552,646

Building & Construction-Misc. - 0.1%

Insituform Technologies, Inc., Class A†#	12,300	311,682

Building Products-Light Fixtures - 0.1%

Genlyte Group, Inc.†	10,908	756,906

Building-Heavy Construction - 0.7%

Chicago Bridge & Iron Co. NV	84,395	2,509,063
Infrasource Services, Inc.†	4,700	115,244
Perini Corp.†#	25,298	918,065
Sterling Construction Co., Inc.†	12,600	237,132

		3,779,504

Building-Maintance & Services - 0.1%

Home Solutions of America, Inc.†	46,200	271,656

Building-MobileHome/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	8,100	267,381
Skyline Corp.	6,500	222,690
Winnebago Industries, Inc.#	800	26,016

		516,087

Building-Residential/Commerical - 0.6%

Amrep Corp.#	25,076	2,266,620
Meritage Homes Corp.†#	13,900	538,625
Standard-Pacific Corp.#	15,000	382,950

		3,188,195

Cable TV - 0.3%

LodgeNet Entertainment Corp.†#	72,069	1,842,084

Capacitors - 0.0%

KEMET Corp.†#	30,100	234,780

Chemicals-Diversified - 0.7%

Celanese Corp., Class A#	82,015	2,343,989
Olin Corp.#	66,800	1,155,640
Pioneer Cos., Inc.†	16,123	499,813

		3,999,442

Chemicals-Plastics - 0.2%

Landec Corp.†	23,100	309,078
PolyOne Corp.†#	68,900	462,319
Spartech Corp.	16,100	426,328

		1,197,725

Chemicals-Specialty - 1.3%

Arch Chemicals, Inc.	21,300	654,336
Ferro Corp.#	21,000	445,200
H.B. Fuller Co.	6,766	168,947
ICO, Inc.†	37,800	221,508
MacDermid, Inc.	8,600	297,646
Minerals Technologies, Inc.#	3,100	191,859
NewMarket Corp.	800	35,112
OM Group, Inc.†	54,662	2,769,724
Quaker Chemical Corp.	13,400	315,570
Sensient Technologies Corp.#	66,309	1,623,907
Symyx Technologies†	13,200	220,572

		6,944,381

Circuit Boards - 0.1%

Merix Corp.†#	9,049	81,169
TTM Technologies, Inc.†#	51,973	589,374

		670,543

Coal - 0.1%

Foundation Coal Holdings, Inc.#	20,100	661,692

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.†	6,800	381,412

Commerce - 0.0%

Arbinet-thexchange, Inc.†#	8,548	53,425

Commercial Services - 1.1%

Convergys Corp.†	70,557	1,814,726
CPI Corp.#	24,040	1,202,000
HMS Holdings Corp.†	20,100	397,980
ICT Group, Inc.†#	7,300	197,538
PeopleSupport, Inc.†#	44,465	940,879
Standard Parking Corp.†#	5,575	189,494
Team, Inc.†	9,000	307,440

TeleTech Holdings, Inc.†#	16,900	532,012
Vertrue, Inc.†#	10,048	490,142

		6,072,211

Commercial Services-Finance - 0.3%

Bankrate, Inc.†#	11,100	450,549
Coinstar, Inc.†	15,254	450,145
Heartland Payment Systems, Inc.#	7,400	184,408
Rewards Network, Inc.†#	89,152	477,855

		1,562,957

Communications Software - 0.2%

Captaris, Inc.†	83,582	519,044
Digi International, Inc.†	17,400	232,638
SeaChange International, Inc.†	28,300	288,660

		1,040,342

Computer Services - 1.1%

CACI International, Inc., Class A†	12,100	562,650
CIBER, Inc.†#	28,100	197,543
COMSYS IT Partners, Inc.†#	1,600	31,840
Covansys Corp.†	1,800	44,388
FactSet Research Systems, Inc.	21,600	1,314,576
Manhattan Associates, Inc.†#	20,700	575,874
Perot Systems Corp., Class A†#	58,100	977,242
Sykes Enterprises, Inc.†	80,061	1,284,178
Tyler Technologies, Inc.†#	69,900	952,737

		5,941,028

Computers - 0.2%

Palm, Inc.†#	55,500	918,525

Computers-Integrated Systems - 1.3%

3D Systems Corp.†#	9,500	172,425
Agilysys, Inc.	3,247	68,187
Brocade Communications Systems, Inc.†#	283,517	2,554,488
Catapult Communications Corp.†#	13,100	132,965
Cray, Inc.†#	36,991	494,570
Integral Systems, Inc.#	26,200	648,974
Jack Henry & Assoc., Inc.	59,200	1,388,832
Kronos, Inc.†	7,650	302,175
MTS Systems Corp.	17,700	668,706
National Instruments Corp.	12,000	321,960
NetScout Systems, Inc.†	31,500	271,845
Radiant Systems, Inc.†	23,700	284,400

		7,309,527

Computers-Memory Devices - 0.2%

Datalink Corp.†	26,000	228,930
Imation Corp.	7,824	325,557
LaserCard Corp.†	19,300	242,987
Xyratex, Ltd.†	20,000	455,000

		1,252,474

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†#	10,500	257,670

Computers-Voice Recognition - 0.0%

Intervoice, Inc.†	39,600	254,232

Consulting Services - 0.6%

First Consulting Group, Inc.†#	10,364	125,197
Forrester Research, Inc.†	33,800	906,854
LECG Corp.†#	27,400	368,256
MAXIMUS, Inc.	3,300	99,462
Watson Wyatt Worldwide, Inc., Class A	37,235	1,789,887

		3,289,656

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†#	4,862	112,604
Jarden Corp.†#	16,500	604,395
Russ Berrie and Co., Inc.†	16,600	232,566

		949,565

Containers-Metal/Glass - 0.0%

Greif, Inc., Class A	387	45,445

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†#	9,977	452,158
Chesapeake Corp.	16,300	251,509

		703,667

Cosmetics & Toiletries - 0.0%

Bare Escentuals, Inc.†#	4,100	142,639

Data Processing/Management - 0.6%

Acxiom Corp.	98,057	2,094,498
Dun & Bradstreet Corp.	1,508	133,126
Global Payments, Inc.	22,600	869,422
Infocrossing, Inc.†#	3,041	47,531

		3,144,577

Decision Support Software - 0.2%

Interactive Intelligence, Inc.†	21,900	323,901
SPSS, Inc.†	10,500	362,985
Wind River Systems, Inc.†#	41,400	430,560

		1,117,446

Diagnostic Equipment - 0.1%

Cholestech Corp.†	30,290	495,241
Cytyc Corp.†	1,512	45,814
Home Diagnostics, Inc.†	5,800	67,454

		608,509

Diagnostic Kits - 0.4%

Dade Behring Holdings, Inc.#	44,259	1,812,848
Idexx Laboratories, Inc.†	6,004	517,425

		2,330,273

Distribution/Wholesale - 0.7%

Bell Microproducts, Inc.†	45,000	308,250
Navarre Corp.†	62,000	237,460
NuCo2, Inc.†#	15,400	377,916
Pool Corp.#	14,611	512,846
Scansource, Inc.†#	12,900	356,814
Tech Data Corp.†#	54,935	2,047,977

		3,841,263

Diversified Manufactured Operations - 1.9%

A.O. Smith Corp.	34,000	1,314,780
Actuant Corp., Class A#	20,400	1,064,880
Ameron International Corp.#	4,100	302,908
Barnes Group, Inc.#	51,000	1,138,830
ESCO Technologies, Inc.†#	17,200	749,748
GenTek, Inc.†	9,100	312,949
Harsco Corp.	18,200	1,561,560
LSB Industries, Inc.†	20,800	280,384

Lydall, Inc.†	3,892	55,694
Matthews International Corp., Class A	27,400	1,096,274
Teleflex, Inc.	34,491	2,308,138

		10,186,145

Diversified Operations - 0.0%

Walter Industries, Inc.	1,761	43,902

Diversified Operations/Commerical Services - 0.5%

Viad Corp.#	9,006	335,744
Volt Information Sciences, Inc.†#	69,889	2,389,505

		2,725,249

Drug Delivery Systems - 0.2%

Alkermes, Inc.†#	18,400	301,760
Bentley Pharmaceuticals, Inc.†	20,800	177,424
Nastech Pharmaceutical Co., Inc.†	16,400	189,584
Noven Pharmaceuticals, Inc.†#	19,000	467,780

		1,136,548

E-Commerce/Products - 0.0%

drugstore.com, Inc.†	72,400	200,548

E-Commerce/Services - 0.7%

Napster, Inc.†	57,500	223,675
Priceline.com, Inc.†#	68,566	3,593,544

		3,817,219

E-Marketing/Info - 0.3%

24/7 Real Media, Inc.†#	40,200	387,528
Digital River, Inc.†#	25,800	1,429,062

		1,816,590

E-Services/Consulting - 0.2%

Access Integrated Technologies, Inc., Class A†	24,500	162,925
RightNow Technologies, Inc.†#	25,600	426,752
Websense, Inc.†	19,000	432,440
WebSideStory, Inc.†#	6,300	80,010

		1,102,127

Electric Products-Misc. - 0.4%

GrafTech International, Ltd.†#	77,700	613,830
Littelfuse, Inc.†	43,004	1,583,837

		2,197,667

Electric-Integrated - 1.2%

Allete, Inc.#	2,746	128,595
Avista Corp.#	15,900	372,060
Black Hills Corp.#	7,700	277,585
Central Vermont Public Service Corp.	10,300	257,603
Cleco Corp.#	67,100	1,758,020
El Paso Electric Co.†	14,100	331,914
Empire District Electric Co.	14,800	355,052
Pike Electric Corp.†#	12,600	225,792
Unisource Energy Corp.	76,215	2,889,311

		6,595,932

Electronic Components-Misc. - 0.1%

AVX Corp.#	3,248	49,630
Bel Fuse, Inc., Class B#	1,271	40,405
Methode Electronics, Inc.	22,100	238,901
Planar Systems, Inc.†#	30,977	276,934
Plexus Corp.†#	7,400	121,360

		727,230

Electronic Components-Semiconductors - 1.9%

Advanced Analogic Technologies, Inc.†#	33,200	215,468
AMIS Holdings, Inc.†#	16,200	183,546
Amkor Technology, Inc.†#	192,305	2,217,277
Conexant Systems, Inc.†#	295,000	587,050
Diodes, Inc.†#	5,400	202,716
IPG Photonics Corp.†	2,000	46,380
Kopin Corp.†	4,620	16,678
Lattice Semiconductor Corp.†#	36,400	224,224
Leadis Technology, Inc.†	56,800	229,472
Microtune, Inc.†	51,100	226,373
Mindspeed Technologies, Inc.	155,100	376,893
MIPS Technologies, Inc.†	37,000	344,840
ON Semiconductor Corp.†#	214,602	2,107,391
Pixelworks, Inc.†	85,000	164,050
Semtech Corp.†#	117,300	1,680,909
Silicon Image, Inc.†	113,400	999,054
Silicon Laboratories, Inc.†	15,500	468,100
Virage Logic Corp.†#	8,600	70,348
Volterra Semiconductor Corp.†#	9,600	135,168
Zarlink Semiconductor, Inc.†#	52,100	105,242

		10,601,179

Electronic Design Automation - 0.2%

Ansoft Corp.†#	19,430	602,136
Synplicity, Inc.†	39,400	250,584

		852,720

Electronic Measurement Instruments - 0.4%

Analogic Corp.	8,000	447,600
Axsys Technologies, Inc.†	14,600	247,908
CyberOptics Corp.†	18,900	258,930
FARO Technologies, Inc.†	13,200	356,268
FLIR Systems, Inc.†#	2,200	76,472
Keithley Instruments, Inc.	19,700	298,455
Measurement Specialties, Inc.†	100	2,306
Orbotech, Ltd.†	15,200	339,720
Zygo Corp.†	18,100	289,419

		2,317,078

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	20,800	490,256

Engineering/R&D Services - 1.4%

EMCOR Group, Inc.†#	40,172	2,412,730
Foster Wheeler, Ltd.†	38,423	2,124,024
McDermott International, Inc.†	59,945	2,889,349

		7,426,103

Engines-Internal Combustion - 0.7%

Cummins, Inc.#	28,362	3,819,794

Enterprise Software/Service - 1.0%

American Software, Inc.	37,400	274,890
Hyperion Solutions Corp.†	15,050	644,742
MicroStrategy, Inc., Class A†#	13,764	1,735,228
Neoware, Inc.†#	10,600	124,868
Opnet Technologies, Inc.†	19,300	273,288
Sybase, Inc.†	86,975	2,173,505

SYNNEX Corp.†#	12,239	231,317

		5,457,838

Entertainment Software - 0.1%

THQ, Inc.†#	19,900	640,979

Environmental Monitoring & Detection - 0.0%

Clean Harbors, Inc.†	5,172	261,238

Finance-Auto Loans - 0.1%

Consumer Portfolio Services†	47,000	321,950

Finance-Consumer Loans - 0.6%

ASTA Funding, Inc.#	28,300	936,164
Ocwen Financial Corp.†#	159,365	1,853,415
World Acceptance Corp.†#	7,967	326,647

		3,116,226

Finance-Credit Card - 0.2%

Advanta Corp., Class B	29,714	1,241,154

Finance-Investment Banker/Broker - 1.0%

Knight Capital Group, Inc., Class A†	79,500	1,256,895
Lazard, Ltd.	4,637	238,759
optionsXpress Holdings, Inc.#	9,700	225,137
Penson Worldwide, Inc.†#	19,600	531,552
Piper Jaffray Cos., Inc.†	15,000	976,650
SWS Group, Inc.#	81,053	2,136,557

		5,365,550

Finance-Leasing Companies - 0.1%

Financial Federal Corp.#	15,500	419,895
Marlin Business Services, Inc.†	12,000	275,160

		695,055

Finance-Mortgage Loan/Banker - 0.1%

Delta Financial Corp.#	32,152	304,158
Federal Agricultural Mtg. Corp., Class C	9,600	245,760

		549,918

Finance-Other Services - 0.0%

MarketAxess Holdings, Inc.†#	17,800	249,556

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	37,200	1,052,760

Food-Canned - 0.1%

Seneca Foods Corp., Class B†	2,700	75,600
Seneca Foods Corp., Class A†	7,800	205,998

		281,598

Food-Dairy Products - 0.0%

American Dairy, Inc.†	2,234	44,881

Food-Misc. - 1.0%

Corn Products International, Inc.	52,689	1,684,467
M&F Worldwide Corp.†#	28,890	1,119,488
Ralcorp Holdings, Inc.†#	11,938	692,643
Seaboard Corp.#	1,011	2,173,650

		5,670,248

Food-Retail - 0.3%

Village Super Market, Class A	2,700	210,222
Wild Oats Markets, Inc.†#	84,500	1,553,955

		1,764,177

Food-Wholesale/Distribution - 0.1%

Spartan Stores, Inc.#	33,949	800,857

Footwear & Related Apparel - 0.0%

Deckers Outdoor Corp.†#	4,052	264,190

Gambling (Non-Hotel) - 0.0%

Lakes Entertainment, Inc.†	21,000	187,110

Garden Products - 0.3%

Toro Co.	30,100	1,581,755

Gas-Distribution - 1.4%

Energen Corp.#	75,281	3,649,623
EnergySouth, Inc.	7,400	293,854
Nicor, Inc.#	3,327	154,838
Northwest Natural Gas Co.#	10,600	469,262
SEMCO Energy, Inc.†#	21,200	163,240
Southwest Gas Corp.#	24,600	913,152
UGI Corp.	85,270	2,226,400

		7,870,369

Health Care Cost Containment - 0.0%

Healthspring, Inc.†	8,118	171,533

Home Furnishings - 0.4%

American Woodmark Corp.#	55,733	2,214,829

Hospital Beds/Equipment - 0.1%

Kinetic Concepts, Inc.†	13,460	661,559

Hotels/Motels - 0.4%

Choice Hotels International, Inc.	8,359	313,379
Interstate Hotels & Resorts, Inc.†#	164,010	1,115,268
Lodgian, Inc.†#	28,500	381,330
Red Lion Hotels Corp.†	23,700	290,325

		2,100,302

Human Resources - 0.9%

Barrett Business Services, Inc.	10,800	263,196
Hudson Highland Group, Inc.†	18,100	294,668
Kforce, Inc.†	26,800	364,480
Korn/Ferry International†#	49,200	1,135,536
MPS Group, Inc.†#	66,600	953,712
On Assignment, Inc.†	26,200	321,212
Resources Connection, Inc.†	30,300	980,508
Spherion Corp.†#	49,100	435,517

		4,748,829

Identification Systems - 0.0%

Cogent, Inc.†#	10,300	116,287

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc.†#	21,138	676,416

Industrial Automated/Robotic - 0.1%

Gerber Scientific, Inc.†	16,900	178,126
Intermec, Inc.†#	7,000	156,800

		334,926

Instruments-Controls - 0.5%

Mettler Toledo International, Inc.†	30,899	2,668,438
Woodward Governor Co.	6,200	258,292

		2,926,730

Instruments-Scientific - 0.2%

FEI Co.†#	23,100	757,680

Varian, Inc.†	3,566	194,097

		951,777

Insurance-Life/Health - 0.3%

Protective Life Corp.	17,877	793,918
The Phoenix Cos., Inc.#	53,400	762,552

		1,556,470

Insurance-Multi-line - 0.5%

American Financial Group, Inc.#	43,881	1,535,835
HCC Insurance Holdings, Inc.	33,125	1,038,469

		2,574,304

Insurance-Property/Casualty - 2.1%

21st Century Holding Co.	13,700	252,491
American Physicians Capital, Inc.†#	31,100	1,153,188
American Safety Insurance Holdings, Ltd.†#	4,449	80,972
Argonaut Group, Inc.†#	13,150	463,012
Bristol West Holdings, Inc.#	27,900	453,375
Commerce Group, Inc.#	4,500	129,015
Employers Holdings, Inc.†	7,400	150,960
First Mercury Financial Corp.†	2,900	65,511
Infinity Property & Casualty Corp.	17,700	817,386
James River Group, Inc.#	5,281	149,241
Markel Corp.†	2,000	957,700
Meadowbrook Insurance Group, Inc.†	22,200	233,766
Mercer Insurance Group Inc.	9,700	186,628
Navigators Group, Inc.†#	2,853	141,794
NYMAGIC, Inc.	7,800	307,086
Ohio Casualty Corp.#	96,800	2,886,576
Philadelphia Consolidated Holding Corp.†	22,987	1,055,333
Procentury Corp.	4,623	93,153
Safety Insurance Group, Inc.#	15,513	658,837
Selective Insurance Group, Inc.#	33,682	823,188
Specialty Underwriters’ Alliance, Inc.†	29,800	216,050

		11,275,262

Insurance-Reinsurance - 0.8%

Aspen Insurance Holdings, Ltd.	63,624	1,686,036
Endurance Specialty Holdings, Ltd.#	59,277	2,101,963
Odyssey Re Holdings Corp.	10,521	409,898

		4,197,897

Internet Application Software - 0.5%

Art Technology Group, Inc.†	59,800	129,766
Motive, Inc.†#	31,900	105,270
RealNetworks, Inc.†#	138,800	1,132,608
Vignette Corp.†	65,200	1,163,168

		2,530,812

Internet Connectivity Services - 0.1%

Internap Network Services Corp.†#	24,400	459,208
PC-Tel, Inc.†	23,900	248,560

		707,768

Internet Content-Entertainment - 0.1%

NetFlix, Inc.†	33,100	745,743

Internet Content-Information/News - 0.2%

CNET Networks, Inc.†#	53,700	471,486
Harris Interactive, Inc.†#	62,800	356,076
TheStreet.com, Inc.	23,900	266,485

		1,094,047

Internet Financial Services - 0.0%

Online Resources Corp.†	20,300	210,105

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	128,600	268,774

Internet Infrastructure Software - 0.2%

Imergent, Inc.	17,800	312,212
TIBCO Software, Inc.†#	73,600	666,080

		978,292

Internet Telephone - 0.1%

iBasis, Inc.†	5,080	51,308
j2 Global Communications, Inc.†#	14,400	346,176

		397,484

Intimate Apparel - 0.1%

The Warnaco Group, Inc.†	14,600	381,352

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.†#	10,700	1,214,450
Calamos Asset Management, Inc., Class A	3,197	83,186
National Financial Partners Corp.#	6,300	290,808
U.S. Global Investors, Inc.	10,100	404,505

		1,992,949

Lasers-System/Components - 0.3%

Cymer, Inc.†	27,700	1,151,212
II-VI, Inc.†#	9,083	280,846

		1,432,058

Leisure Products - 0.1%

Brunswick Corp.#	15,100	493,015

Linen Supply & Related Items - 0.2%

Angelica Corp.	13,700	376,613
G&K Services, Inc., Class A#	19,200	721,728

		1,098,341

Machine Tools & Related Products - 0.0%

K-Tron International, Inc.	2,400	173,496

Machinery-Electrical - 0.5%

Baldor Electric Co.#	35,800	1,303,120
Franklin Electric Co., Inc.#	2,000	96,920
Regal-Beloit Corp.#	27,800	1,257,672

		2,657,712

Machinery-Farming - 0.1%

Lindsay Manufacturing Co.#	17,800	611,252

Machinery-General Industrial - 0.9%

Applied Industrial Technologies, Inc.#	60,450	1,450,195
DXP Enterprises, Inc.†	10,700	322,712
IDEX Corp.	7,000	364,070
Intevac, Inc.†#	53,233	1,451,664
Kadant, Inc.†	10,100	236,744
Middleby Corp.†#	809	89,217
Robbins & Myers, Inc.	7,449	291,777
Twin Disc, Inc.	7,600	326,420

Wabtec Corp.	19,900	640,780

		5,173,579

Machinery-Material Handling - 0.1%

Cascade Corp.#	7,800	442,026

Machinery-Pumps - 0.1%

Graco, Inc.	20,000	810,200

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	26,900	305,046

Medical Instruments - 1.0%

Bovie Medical Corp.†	32,900	290,836
Bruker BioSciences Corp.†	46,304	417,199
Conceptus, Inc.†	24,300	456,354
CONMED Corp.†#	6,728	184,078
DJ Orthopedics, Inc.†	13,400	525,012
Edwards Lifesciences Corp.†#	20,862	1,052,905
Natus Medical, Inc.†	18,100	291,591
NuVasive, Inc.†#	12,000	283,560
OrthoLogic Corp.†	192,300	305,757
Stereotaxis, Inc.††#	14,000	161,140
Synergetics USA, Inc.†	31,361	130,462
Techne Corp.†#	4,178	235,305
Thoratec Corp.†#	27,600	542,340
ZEVEX International, Inc.†	27,300	351,624

		5,228,163

Medical Laser Systems - 0.2%

Candela Corp.†	22,400	255,136
Palomar Medical Technologies, Inc.†#	10,300	421,064
Photomedex, Inc.†	154,300	180,531

		856,731

Medical Products - 1.5%

Cerus Corp.†	44,600	238,164
HealthTronics, Inc.†#	12,968	80,013
Henry Schein, Inc.†	24,700	1,288,599
Mentor Corp.#	20,400	979,404
NMT Medical, Inc.†	16,200	225,342
Northstar Neuroscience, Inc.†	9,100	109,564
NxStage Medical, Inc.†#	20,100	246,225
PSS World Medical, Inc.†#	22,145	459,287
West Pharmaceutical Services, Inc.#	63,094	2,855,634
Wright Medical Group, Inc.†	26,500	592,275
Zoll Medical Corp.†#	31,236	868,673

		7,943,180

Medical Sterilization Products - 0.1%

STERIS Corp.	19,200	497,280

Medical-Biomedical/Gene - 2.2%

Alexion Pharmaceuticals, Inc.†#	7,100	261,848
Applera Corp. - Celera Genomics Group†	17,000	236,470
Bio-Rad Laboratories, Inc., Class A†	6,453	457,647
Coley Pharmaceutical Group, Inc.†	28,900	271,082
CryoLife, Inc.†	34,400	270,728
CuraGen Corp.†	72,700	311,883
Cytokinetics, Inc.†#	42,200	327,894
deCode Genetics, Inc.†#	15,700	61,230
Enzon Pharmaceuticals, Inc.†#	84,100	696,348
Exelixis, Inc.†	20,000	201,400
Geron Corp.†#	110,400	836,832
GTx, Inc.†	11,600	253,228
Incyte Corp.†#	25,800	165,378
Integra LifeSciences Holdings†#	24,800	1,042,840
InterMune, Inc.†#	24,300	736,776
LifeCell Corp.†#	39,400	940,478
Martek Biosciences Corp.†	14,100	318,942
Monogram Biosciences, Inc.†	165,600	327,888
Myriad Genetics, Inc.†#	19,900	665,854
Nektar Therapeutics†#	1,900	22,534
Panacos Pharmaceuticals, Inc.†	37,000	159,100
Sangamo Biosciences, Inc.†	45,700	322,642
Savient Pharmaceuticals, Inc.†#	114,763	1,553,891
Seattle Genetics, Inc.†	52,300	407,940
SuperGen, Inc.†	57,200	273,416
Telik, Inc.†#	25,200	146,160
Tercica, Inc.†#	5,700	29,640
Vertex Pharmaceuticals, Inc.†#	18,011	552,757
Vical, Inc.†	48,985	255,702

		12,108,528

Medical-Drugs - 1.4%

Axcan Pharma, Inc.†#	2,950	46,964
Biovail Corp.	11,038	229,149
Cadence Pharmaceuticals, Inc.†#	4,500	64,170
Cephalon, Inc.†#	7,498	532,958
CollaGenex Pharmaceuticals, Inc.†	19,300	260,936
Cubist Pharmaceuticals, Inc.†#	35,000	701,050
Indevus Pharmaceuticals, Inc.†	41,900	289,948
King Pharmaceuticals, Inc.†#	100,065	1,866,212
Medicis Pharmaceutical Corp., Class A†#	23,500	854,460
Pain Therapeutics, Inc.†#	26,506	209,132
Pozen, Inc.†#	52,359	823,607
Rigel Pharmaceuticals, Inc.†#	34,600	362,262
Sciele Pharma, Inc.†#	47,900	1,101,700
Xenoport, Inc.†#	6,400	164,992

		7,507,540

Medical-HMO - 1.8%

AMERIGROUP Corp.†#	126,465	4,183,462
Centene Corp.†	25,500	615,060
Molina Healthcare, Inc.†#	38,697	1,205,799
WellCare Health Plans, Inc.†#	48,119	3,951,051

		9,955,372

Medical-Hospitals - 0.4%

LifePoint Hospitals, Inc.†#	25,500	933,300
Symbion, Inc.†	19,500	407,160
United Surgical Partners International, Inc.†	29,000	885,660

		2,226,120

Medical-Nursing Homes - 0.0%

Advocat, Inc.†	15,106	263,600

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.†	10,600	264,894
Apria Healthcare Group, Inc.†#	76,707	2,443,118
Odyssey HealthCare, Inc.†#	2,100	28,518

VistaCare, Inc., Class A†#	7,300	68,766

		2,805,296

Metal Processors & Fabrication - 0.4%

Ampco-Pittsburgh Corp.	8,100	205,335
LB Foster Co., Class A†	15,500	306,125
Mueller Industries, Inc.	17,600	524,480
NN, Inc.	24,000	283,920
RBC Bearings, Inc.†	22,987	750,066

		2,069,926

Metal Products-Distribution - 0.1%

A.M. Castle & Co.#	22,300	642,240

Metal-Iron - 0.3%

Cleveland-Cliffs, Inc.#	25,254	1,424,326
Gibraltar Industries, Inc.	9,450	219,712

		1,644,038

Mining - 0.2%

Lihir Gold, Ltd.†	52,100	136,974
Meridian Gold, Inc.†#	33,300	913,752
Vista Gold Corp.†	24,300	191,484

		1,242,210

Miscellaneous Manufacturing - 0.1%

Freightcar America, Inc.#	8,200	406,228

Motion Pictures & Services - 0.0%

Lions Gate Entertainment Corp.†	18,760	206,735

MRI/Medical Diagnostic Imaging - 0.0%

Alliance Imaging, Inc.†#	17,361	124,826

Multimedia - 0.2%

Belo Corp., Class A#	25,500	475,320
Meredith Corp.#	4,437	259,431
WPT Enterprises, Inc.†	55,500	264,735

		999,486

Music - 0.2%

Steinway Musical Instruments, Inc.	19,533	626,033
Warner Music Group Corp.#	28,429	566,874

		1,192,907

Networking Products - 0.5%

Acme Packet, Inc.†#	3,300	54,813
Anixter International, Inc.†#	15,900	985,800
Atheros Communications, Inc.†#	9,900	250,173
Avici Systems, Inc.†	28,700	251,699
Ixia†#	11,200	123,424
Polycom, Inc.†#	35,823	1,142,754

		2,808,663

Non-Hazardous Waste Disposal - 0.2%

Waste Connections, Inc.†	20,600	910,932

Office Automation & Equipment - 0.3%

Global Imaging Systems, Inc.†	16,929	339,765
IKON Office Solutions, Inc.#	100,700	1,407,786

		1,747,551

Office Furnishings-Original - 0.0%

CompX International, Inc.#	1,973	32,199

Office Supplies & Forms - 0.6%

John H. Harland Co.#	60,642	3,062,421

Oil & Gas Drilling - 0.7%

Grey Wolf, Inc.†#	532,056	3,559,455

Oil Companies-Exploration & Production - 1.2%

Barnwell Industries, Inc.	13,200	275,880
Bill Barrett Corp.†#	24,300	714,906
FieldPoint Petroleum Corp.†	86,200	155,160
Forest Oil Corp.†#	31,400	1,001,660
GeoMet, Inc.†#	13,800	113,712
Harvest Natural Resources, Inc.†#	203,466	1,922,754
Mariner Energy, Inc.†	32,331	598,123
Meridian Resource Corp.†	82,200	212,076
Swift Energy Co.†	31,400	1,219,576
TransGlobe Energy Corp.†	52,300	230,120

		6,443,967

Oil Field Machinery & Equipment - 0.3%

Bolt Technology Corp.†	18,800	470,000
FMC Technologies, Inc.†#	10,400	684,112
Hydril†	7,300	694,595

		1,848,707

Oil Refining & Marketing - 0.7%

Frontier Oil Corp.	69,874	2,064,777
Holly Corp.#	5,100	282,897
Tesoro Petroleum Corp.#	18,066	1,646,535

		3,994,209

Oil-Field Services - 1.5%

Allis-Chalmers Energy, Inc.†	17,100	280,611
Hanover Compressor Co.†#	32,300	708,985
Key Energy Services, Inc.†#	3,300	54,450
MarkWest Hydrocarbon, Inc.#	8,174	512,183
Matrix Service Co.†	41,777	749,061
Oil States International, Inc.†#	17,400	510,690
SEACOR Holdings, Inc.†#	26,575	2,572,460
Trico Marine Services, Inc.†#	55,593	2,025,809
Union Drilling, Inc.†#	13,000	157,950
W-H Energy Services, Inc.†	9,600	403,200

		7,975,399

Paper & Related Products - 0.4%

Buckeye Technologies, Inc.†	4,304	54,747
Pope & Talbot, Inc.†	43,600	344,440
Rock-Tenn Co., Class A#	55,770	1,810,852
Smurfit-Stone Container Corp.†#	2,000	24,680

		2,234,719

Patient Monitoring Equipment - 0.0%

Somanetics Corp.†	12,400	254,200
Visicu, Inc.†#	1,200	8,436

		262,636

Pharmacy Services - 0.1%

HealthExtras, Inc.†#	19,700	522,050

Physicians Practice Management - 0.1%

I-Trax, Inc.†	90,400	361,600

Power Converter/Supply Equipment - 0.4%

Active Power, Inc.†	104,400	217,152
Advanced Energy Industries, Inc.†	72,283	1,455,780

Vicor Corp.#	44,600	416,564

		2,089,496

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	69,900	315,948

Printing-Commercial - 0.5%

Cenveo, Inc.†#	54,100	1,193,446
Consolidated Graphics, Inc.†#	13,153	937,283
Multi-Color Corp.	10,700	373,644

		2,504,373

Publishing-Books - 0.2%

Scholastic Corp.†#	27,015	939,852

Racetrack - 0.0%

International Speedway Corp., Class A	2,691	143,161

Radio - 0.2%

Emmis Communications Corp., Class A#	12,600	103,572
Entercom Communications Corp.#	10,000	285,900
Saga Communications, Inc.† Class A†	30,400	295,792
Salem Communications Corp., Class A	24,900	298,053

		983,317

Real Estate Investment Trusts - 4.0%

Affordable Residential Communities, Inc.	31,050	368,563
Ashford Hospitality Trust, Inc.	71,000	880,400
Capital Trust, Inc., Class A	18,694	859,924
Cousins Properties, Inc.	62,305	2,139,554
DiamondRock Hospitality Co.	17,800	322,002
EastGroup Properties, Inc.	17,700	955,446
Equity Lifestyle Properties, Inc.	9,887	556,144
Essex Property Trust, Inc.	2,100	291,669
FelCor Lodging Trust, Inc.†	52,900	1,247,382
Getty Realty Corp.	29,900	887,133
Highland Hospitality Corp.	82,500	1,353,825
Innkeepers USA Trust	67,700	1,130,590
LaSalle Hotel Properties	40,400	1,794,972
Mission West Properties, Inc.	5,028	73,007
NorthStar Realty Finance Corp.	112,306	1,703,682
Parkway Properties, Inc.	7,500	403,425
PS Business Parks, Inc.	7,900	568,800
Saul Centers, Inc.	4,320	247,536
Spirit Finance Corp.	95,900	1,239,028
Taubman Centers, Inc.	53,616	3,188,543
Washington Real Estate Investment Trust	13,900	555,722
Winston Hotels, Inc.	80,000	1,123,200

		21,890,547

Real Estate Management/Services - 0.1%

Housevalues, Inc.†	54,800	278,932

Real Estate Operations & Development - 0.3%

Avatar Holdings, Inc.†#	14,353	1,034,277
California Coastal Communities, Inc.†	11,300	222,158
Stratus Properties, Inc.†	7,600	247,000

		1,503,435

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	200	9,578

Recycling - 0.2%

Metal Management, Inc.	31,151	1,247,286

Rental Auto/Equipment - 0.1%

Electro Rent Corp.†	13,700	208,377
H&E Equipment Services, Inc.†#	19,300	509,713

		718,090

Research & Development - 0.2%

Albany Molecular Research, Inc.†	68,500	648,010
Senomyx, Inc.†#	13,900	175,418

		823,428

Resort/Theme Park - 0.0%

Great Wolf Resorts, Inc.†#	3,800	50,806

Respiratory Products - 0.3%

ResMed, Inc.†#	30,000	1,433,400

Retail-Apparel/Shoe - 2.3%

Aeropostale, Inc.†	35,000	1,282,400
AnnTaylor Stores Corp.†	32,850	1,165,847
Brown Shoe Co., Inc.#	49,302	2,529,193
Cache, Inc.†	12,200	274,378
Casual Male Retail Group, Inc.†#	59,600	745,000
Charlotte Russe Holding, Inc.†#	34,600	1,009,974
Christopher & Banks Corp.#	16,300	302,691
Dress Barn, Inc.†#	84,316	1,772,322
DSW, Inc., Class A†#	20,343	814,737
Hot Topic, Inc.†	33,100	352,846
J Crew Group, Inc.†	4,700	169,388
Payless ShoeSource, Inc.†	25,469	786,992
The Finish Line, Inc., Class A#	14,900	189,379
Tween Brands, Inc.†#	14,200	509,070
Under Armour, Inc., Class A†#	5,100	234,345
United Retail Group, Inc.†	14,100	195,003

		12,333,565

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†#	4,900	95,942

Retail-Automobile - 0.9%

Asbury Automotive Group, Inc.	34,100	910,811
Group 1 Automotive, Inc.#	78,249	3,620,581
Rush Enterprises, Inc.†#	18,100	336,117

		4,867,509

Retail-Bedding - 0.0%

Select Comfort Corp.†#	8,550	158,431

Retail-Bookstore - 0.2%

Books-A-Million, Inc.	13,900	221,844
Borders Group, Inc.#	38,200	816,716

		1,038,560

Retail-Computer Equipment - 0.1%

PC Connection, Inc.†	21,300	351,024
Systemax, Inc.†#	5,400	143,370

		494,394

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	33,200	830,332
The Pantry, Inc.†#	13,900	655,385

		1,485,717

Retail-Discount - 0.7%

Big Lots, Inc.†#	110,587	2,767,992

Dollar Tree Stores, Inc.†	25,516	870,351

		3,638,343

Retail-Drug Store - 0.1%

Longs Drug Stores Corp.#	6,700	308,602

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	1,915	43,145

Retail-Home Furnishings - 0.1%

Cost Plus, Inc.†#	20,200	216,948
Restoration Hardware, Inc.†	28,800	192,384

		409,332

Retail-Jewelry - 0.1%

Zale Corp.†#	19,600	504,896

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	14,200	323,760

Retail-Mail Order - 0.0%

Zones, Inc.†	24,200	232,078

Retail-Restaurants - 2.4%

AFC Enterprises, Inc.†#	7,438	127,859
Applebee’s International, Inc.	20,275	518,229
BJ’s Restaurants, Inc.†#	13,300	271,054
Buffalo Wild Wings, Inc.†#	8,016	440,880
CEC Entertainment, Inc.†	14,083	600,499
Famous Dave’s Of America, Inc.†	16,700	310,286
Jack in the Box, Inc.†	68,381	4,673,157
Luby’s, Inc.†	25,300	261,349
Panera Bread Co., Class A†#	10,900	667,407
Papa John’s International, Inc.†#	43,969	1,298,405
PF Chang’s China Bistro, Inc.†#	7,300	318,937
Red Robin Gourmet Burgers, Inc.†#	16,100	635,628
Ruby Tuesday, Inc.#	49,900	1,462,070
Sonic Corp†#	38,862	842,140
Texas Roadhouse, Inc., Class A†#	3,900	57,135
The Cheesecake Factory, Inc.†#	26,100	712,269

		13,197,304

Retail-Sporting Goods - 0.3%

Gander Mountain Co.†	28,900	295,647
Hibbett Sports, Inc.†	18,000	561,240
Zumiez, Inc.†#	15,800	537,358

		1,394,245

Retirement/Aged Care - 0.4%

Five Star Quality Care, Inc.†	25,600	292,608
Sunrise Senior Living, Inc.†#	53,700	2,104,503

		2,397,111

Rubber/Plastic Products - 0.4%

Myers Industries, Inc.	29,500	502,385
PW Eagle, Inc.#	42,924	1,425,935

		1,928,320

Savings & Loans/Thrifts - 2.3%

American Bancorp of New Jersey	21,400	252,092
BankUnited Financial Corp. Class A#	66,123	1,614,724
Berkshire Hills Bancorp, Inc.	7,000	241,990
Charter Financial Corp.#	1,835	88,998
Citizens First Bancorp, Inc.	9,700	243,761
Downey Financial Corp.#	21,881	1,434,081
First Defiance Financial Corp.	8,800	253,704
First Niagara Financial Group, Inc.	56,000	795,200
FirstFed Financial Corp.†#	57,425	3,284,710
Horizon Financial Corp.	10,625	233,006
ITLA Capital Corp.#	5,531	285,510
NewAlliance Bancshares, Inc.#	56,900	899,020
OceanFirst Financial Corp.	12,500	260,000
Pacific Premier Bancorp, Inc.†	20,800	238,160
Riverview Bancorp, Inc.	18,200	306,670
Rome Bancorp, Inc.	19,500	244,725
Synergy Financial Group, Inc.	15,400	248,094
TierOne Corp.	29,800	828,142
Timberland Bancorp, Inc.	7,249	263,066
United Financial BanCorp., Inc.	19,300	282,745

		12,298,398

Schools - 0.2%

Corinthian Colleges, Inc.†#	50,400	703,080
Learning Tree International, Inc.†	30,700	344,761

		1,047,841

Seismic Data Collection - 0.1%

Input/Output, Inc.†#	42,194	572,573
TGC Industries, Inc.†	30,300	241,188

		813,761

Semiconductor Equipment - 0.9%

ATMI, Inc.†#	5,100	169,524
Brooks Automation, Inc.†	24,000	372,720
Cabot Microelectronics Corp.†#	7,400	242,202
Entegris, Inc.†#	71,834	800,231
LTX Corp.†	50,000	311,000
Mattson Technology, Inc.†#	13,100	115,411
MKS Instruments, Inc.†#	71,309	1,719,973
Nextest Systems Corp.†#	17,500	215,250
Semitool, Inc.†	2,300	29,923
Ultra Clean Holdings, Inc.†	23,000	374,900
Varian Semiconductor Equipment Associates, Inc.†#	14,453	690,709

		5,041,843

Semiconductors Components-Intergrated Circuits - 0.4%

Emulex Corp.†	18,900	338,310
Exar Corp.†#	24,700	332,215
Micrel, Inc.†#	52,400	610,984
Pericom Semiconductor Corp.†	25,500	258,060
Power Integrations, Inc.†#	14,000	361,900
Standard Microsystems Corp.†	10,100	288,557

		2,190,026

Software Tools - 0.1%

Altiris, Inc.†	12,200	396,988

Steel-Producers - 0.7%

Chaparral Steel Co.	9,500	473,385
Olympic Steel, Inc.	10,100	297,344
Shiloh Industries, Inc.#	7,368	87,385
Steel Dynamics, Inc.#	83,269	3,142,572

		4,000,686

Steel-Specialty - 0.1%

Material Sciences Corp.†	15,800	170,166

Novamerican Steel, Inc.†	4,658	194,937
Universal Stainless & Alloy Products, Inc.†	8,200	379,824

		744,927

Sugar - 0.4%

Imperial Sugar Co.#	62,551	1,930,949

Telecom Equipment-Fiber Optics - 0.6%

C-COR, Inc.†#	19,945	272,249
Finisar Corp.†#	122,100	389,499
Newport Corp.†	92,849	1,658,283
Oplink Communications, Inc.†#	53,200	877,268

		3,197,299

Telecom Services - 0.5%

Lightbridge, Inc.†	5,900	95,226
NTELOS Holdings Corp.†#	15,700	293,119
Premiere Global Services, Inc.†	21,700	226,114
RCN Corp.†#	46,000	1,258,100
Time Warner Telecom, Inc., Class A†#	29,300	644,893

		2,517,452

Telecommunication Equipment - 0.6%

ADTRAN, Inc.#	19,500	449,085
Anaren, Inc.†#	34,400	573,448
Arris Group, Inc.†#	95,200	1,250,928
CommScope, Inc.†	13,200	507,804
Optium Corp.†#	6,500	149,565
Tekelec†#	9,300	115,878
WJ Communications, Inc.†	113,600	169,264

		3,215,972

Telephone-Integrated - 0.7%

Atlantic Tele-Network, Inc.#	2,947	83,105
CenturyTel, Inc.	23,555	1,054,086
Cincinnati Bell, Inc.†#	75,488	344,980
CT Communications, Inc.#	106,157	2,502,121
General Communication, Inc., Class A†	2,771	41,094

		4,025,386

Television - 0.4%

Sinclair Broadcast Group, Inc., Class A#	146,637	2,095,443
Young Broadcasting, Inc.†#	15,500	58,900

		2,154,343

Textile-Apparel - 0.1%

Cherokee, Inc.	6,900	302,220
Perry Ellis International, Inc.†	11,907	363,759

		665,979

Textile-Products - 0.1%

Culp, Inc.†	46,000	304,060

Therapeutics - 1.5%

Alexza Pharmaceuticals, Inc.†	6,800	68,136
Alnylam Pharmaceuticals, Inc.†	9,700	182,360
Altus Pharmaceuticals, Inc.†#	4,300	70,219
Amylin Pharmaceuticals, Inc.†#	8,600	334,626
AtheroGenics, Inc.†#	19,200	209,856
AVI BioPharma, Inc.†	70,800	188,328
BioMarin Pharmaceutical, Inc.†#	73,300	1,248,299
CV Therapeutics, Inc.†#	200	2,554
Cypress Bioscience, Inc.†#	40,700	315,832
Dendreon Corp.†	55,900	259,376
Discovery Laboratories, Inc.†	117,900	259,380
Hollis-Eden Pharmaceuticals, Inc.†	40,300	217,620
ImClone Systems, Inc.†#	46,305	1,334,047
Inspire Phamaceuticals, Inc.†#	75,900	523,710
Introgen Therapeutics, Inc.†	55,700	231,155
Medicines Co.†#	15,100	407,247
Memory Pharmaceuticals Corp.†#	18,600	54,126
Neurocrine Biosciences, Inc.†#	8,500	107,185
Onyx Pharmaceuticals, Inc.†#	8,500	223,125
Pharmacyclics, Inc.†	52,000	160,160
Spectrum Pharmaceuticals, Inc.†	48,200	287,754
Theravance, Inc.†#	4,300	138,675
Trimeris, Inc.†#	42,547	486,312
United Therapeutics Corp.†	11,101	623,876

		7,933,958

Tobacco - 0.6%

Loews Corp. - Carolina Group	42,992	3,096,714

Tools-Hand Held - 0.1%

Snap-on, Inc.	13,596	681,160

Toys - 0.2%

JAKKS Pacific, Inc.†#	32,433	794,933
Marvel Entertainment, Inc.†#	6,424	178,523

		973,456

Transactional Software - 0.1%

Bottomline Technologies, Inc.†#	44,200	541,008

Transport-Air Freight - 0.2%

EGL, Inc.†#	32,882	1,157,775

Transport-Marine - 0.1%

Kirby Corp.†#	18,634	680,886

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†#	31,800	825,528
Kansas City Southern†#	27,964	895,967

		1,721,495

Transport-Services - 0.5%

Bristow Group, Inc.†#	7,973	292,211
Hub Group, Inc., Class A†	10,554	334,245
Pacer International, Inc.#	39,800	1,075,794
Ryder System, Inc.#	5,400	277,776
UTI Worldwide, Inc.#	20,500	617,870

		2,597,896

Transport-Truck - 0.9%

Arkansas Best Corp.#	9,080	358,387
Forward Air Corp.#	11,156	363,909
Heartland Express, Inc.#	30,193	498,486
Knight Transportation, Inc.#	58,316	1,089,343
Landstar System, Inc.	20,743	927,005
Old Dominion Freight Lines, Inc.†	9,089	282,759
Patriot Transportation Holding, Inc.†	3,300	281,325
Saia, Inc.†#	22,900	623,796
U.S. Xpress Enterprises, Inc., Class A†	10,900	210,261

		4,635,271

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.†	2,700	34,830

Veterinary Products - 0.1%

PetMed Express, Inc.†	24,100	304,865

Vitamins & Nutrition Products - 1.3%

NBTY, Inc.†	101,161	4,924,517
Nutraceutical International Corp.†	22,861	381,779
USANA Health Sciences, Inc.†#	33,955	1,971,767

		7,278,063

Water - 0.0%

Southwest Water Co.	20,300	257,404

Web Hosting/Design - 0.1%

Web.com, Inc.†	60,100	312,520

Wire & Cable Products - 0.5%

Belden CDT, Inc.#	24,800	1,149,976
General Cable Corp.†#	19,982	998,101
Superior Essex, Inc.†#	16,200	515,322

		2,663,399

Wireless Equipment - 1.1%

Calamp Corp.†	40,700	361,823
Carrier Access Corp.†	17,519	86,719
EFJ, Inc.†	66,900	422,808
EMS Technologies, Inc.†#	28,000	560,840
Globecomm Systems, Inc.†	10,027	111,601
ID Systems, Inc.†	10,600	160,484
Interdigital Communications Corp.†#	85,880	2,981,754
Radyne Corp.†	20,700	202,446
RELM Wireless Corp.†	32,200	181,930
SBA Communcations Corp., Class A†	5,400	145,638
TESSCO Technologies, Inc.†	23,188	623,293

		5,839,336

Total Long-Term Investment Securities
(cost $463,706,853)		538,430,914

SHORT-TERM INVESTMENT SECURITIES - 27.3%
Collective Investment Pool - 26.4%

Securties Lending Quality Trust (1)	143,785,595	143,785,595

Registered Investment Companies - 0.4%

T. Rowe Price Reserve Investment Fund	101,963	101,963

		2,150,767

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co:
1.80% due 03/01/07	22,000	22,000
2.80% due 03/01/07	2,675,000	2,675,000

		2,697,000

Total Short-Term Investment Securities
(cost $148,633,362)		148,633,362

REPURCHASE AGREEMENT - 0.1%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $789,108 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.88%, due 02/09/10 and having an approximate value of $808,019

(cost $789,000)	$789,000	$789,000

TOTAL INVESTMENTS
(cost $613,129,215) (2)	126.1%	687,853,276
Liabilities in excess of other assets	(26.1)	(142,576,051)

NET ASSETS	100.0%	$545,277,225

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Financials Statements

VALIC COMPANY I SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.7%
Advanced Materials - 0.2%

Ceradyne, Inc.†#	22,157	$1,143,301
Hexcel Corp.†#	77,094	1,392,318

		2,535,619

Advertising Services - 0.1%

inVentiv Health, Inc.†	24,085	878,380
Marchex, Inc., Class B#	19,037	256,619

		1,134,999

Aerospace/Defense - 0.3%

Esterline Technologies Corp.†#	20,958	857,601
Herley Industries, Inc.†	11,996	184,379
MTC Technologies, Inc.†	8,362	176,522
Teledyne Technologies, Inc.†	28,283	1,076,168
TransDigm Group, Inc.†	9,131	291,279
United Industrial Corp.#	7,783	419,893

		3,005,842

Aerospace/Defense-Equipment - 0.9%

AAR Corp.†#	30,118	876,735
ARGON ST, Inc.†#	10,547	255,554
BE Aerospace, Inc.†	63,972	1,931,315
Curtiss-Wright Corp.	36,184	1,265,716
GenCorp, Inc.†#	45,679	634,481
HEICO Corp#.	17,002	624,824
Innovative Solutions and Support, Inc.†#	9,906	206,936
K&F Industries Holdings, Inc.†#	15,482	380,702
Kaman Corp., Class A	19,842	452,596
Moog, Inc., Class A†	30,356	1,156,867
Orbital Sciences Corp.†	49,309	975,825
Sequa Corp., Class A†#	5,547	680,062
Triumph Group, Inc.#	13,145	704,704

		10,146,317

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	45,455	1,757,291
UAP Holding Corp.	42,052	1,066,859

		2,824,150

Agricultural Operations - 0.2%

Alico, Inc.#	3,146	149,624
Andersons, Inc.#	11,690	491,915
Delta & Pine Land Co.	29,388	1,203,145
Maui Land & Pineapple Co., Inc.†	2,920	89,790
Tejon Ranch Co.†#	9,001	427,457

		2,361,931

Airlines - 0.6%

AirTran Holdings, Inc.†#	74,977	781,260
Alaska Air Group, Inc.†#	32,742	1,342,422
ExpressJet Holdings, Inc.†#	40,848	295,331
Frontier Airlines Holdings, Inc.†#	29,894	200,589
JetBlue Airways Corp.†#	143,488	1,766,337
Mesa Air Group, Inc.†#	28,049	213,453
Republic Airways Holdings, Inc.†	26,850	532,167
Skywest, Inc.#	52,602	1,343,981

		6,475,540

Alternative Waste Technology - 0.1%

Calgon Carbon Corp.†#	32,803	223,060
Darling International, Inc.†	66,778	367,279
Rentech, Inc.†#	114,145	390,376
Synagro Technologies, Inc.#	50,724	289,634

		1,270,349

Apparel Manufacturers - 0.9%

Carter’s, Inc.†#	40,087	963,291
Columbia Sportswear Co.#	10,872	691,133
Guess ?, Inc.#	17,301	1,409,686
Gymboree Corp.†	27,483	1,035,834
Hartmarx Corp.†	26,184	173,076
Kellwood Co.#	21,142	666,607
Maidenform Brands, Inc.†	12,006	219,830
Oxford Industries, Inc.	12,497	617,227
Phillips-Van Heusen Corp.	45,592	2,500,265
Quiksilver, Inc.†#	100,805	1,405,222
True Religion Apparel, Inc.†#	10,886	184,844
Volcom, Inc.†#	10,833	395,188

		10,262,203

Applications Software - 0.5%

Actuate Corp.†#	46,553	246,731
American Reprographics Co†#.	21,570	714,183
EPIQ Systems, Inc.†#	12,314	218,327
Keane, Inc.†#	35,689	489,653
MapInfo Corp.†	17,565	245,910
Nuance Communications, Inc.†#	103,718	1,461,387
PDF Solutions, Inc.†#	17,391	198,083
Progress Software Corp.†#	33,930	951,737
Quest Software, Inc.†	55,353	903,361
VA Software Corp.†#	54,265	233,882

		5,663,254

Athletic Equipment - 0.0%

Nautilus, Inc.#	27,095	467,389

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A	21,371	602,448

Auction House/Art Dealer - 0.2%

Sotheby’s Holdings, Inc., Class A#	52,582	1,911,882

Audio/Video Products - 0.1%

DTS, Inc.†	14,523	351,312
Tivo, Inc.†#	70,169	411,892
Universal Electronics, Inc.†	11,385	297,376

		1,060,580

Auto Repair Centers - 0.1%

Midas, Inc.†	12,828	265,925
Monro Muffler Brake, Inc.	9,771	355,371

		621,296

Auto-Heavy Duty Trucks - 0.0%

A.S.V., Inc.†#	17,254	269,162

Auto-Truck Trailers - 0.0%

Wabash National Corp.#	25,728	414,478

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†	18,697	250,540
American Axle & Manufacturing Holdings, Inc.#	42,855	1,051,233
ArvinMeritor, Inc.#	58,209	1,062,896
Fuel Systems Solutions, Inc.†#	9,241	202,285
Keystone Automotive Industries, Inc.†	13,323	440,325
Lear Corp.†	55,621	2,053,527
Miller Industries, Inc.†	7,887	178,641
Modine Manufacturing Co.	27,731	684,124

Noble International, Ltd.#	9,479	178,869
Superior Industries International, Inc.#	18,991	407,357
Tenneco, Inc.†	37,376	908,237
Titan International, Inc.	13,684	334,437
Visteon Corp.†#	105,717	901,766

		8,654,237

Auto/Truck Parts & Equipment-Replacement - 0.1%

Aftermarket Technology Corp.†	17,959	401,922
Commercial Vehicle Group, Inc.†	17,404	337,464

		739,386

Banks-Commercial - 6.8%

1st Source Corp.	10,513	276,597
Alabama National Bancorp.#	13,615	987,632
AMCORE Financial, Inc.	18,073	591,168
AmericanWest Bancorp#	9,327	199,971
Ameris Bancorp	10,712	262,337
Arrow Financial Corp.#	8,787	196,829
Bancfirst Corp.	5,779	271,671
Bancorp, Inc.†	8,743	215,340
BancTrust Financial Group, Inc.#	8,050	178,630
Bank Mutual Corp.	50,241	587,317
Bank of Granite Corp.#	13,280	238,642
Bank of the Ozarks, Inc.#	9,774	293,709
BankFinancial Corp.#	20,210	352,867
Banner Corp.	10,040	418,768
Cadence Financial Corp.	8,548	176,687
Camden National Corp.	5,464	242,492
Capital City Bank Group, Inc.#	10,778	360,740
Capital Corp. of the West	7,830	223,625
Capitol Bancorp, Ltd.	11,079	445,930
Cardinal Financial Corp.	20,128	204,500
Cascade Bancorp#	23,239	604,679
Cass Information Systems, Inc.#	4,798	161,789
Cathay General Bancorp#	42,538	1,443,314
Centennial Bank Holdings, Inc.†#	48,769	415,024
Center Financial Corp.	10,058	217,152
Centerstate Banks of Florida, Inc.#	7,445	137,807
Central Pacific Financial Corp.	25,172	948,733
Chemical Financial Corp.#	20,708	600,532
Chittenden Corp.	38,649	1,182,273
Citizens Banking Corp.#	62,268	1,413,484
City Bank	10,679	335,000
City Holding Co.	14,679	577,472
Coastal Financial Corp.#	13,851	223,001
CoBiz, Inc.#	12,829	262,738
Columbia Bancorp.#	8,163	196,157
Columbia Banking System, Inc.	13,212	445,509
Community Bancorp Nevada†#	7,100	220,597
Community Bank Systems, Inc.	24,683	527,969
Community Banks, Inc.#	19,686	494,119
Community Trust Bancorp, Inc.	12,415	443,216
Corus Bankshares, Inc.#	32,256	598,671
CVB Financial Corp.#	55,395	679,697
Enterprise Financial Services Corp.#	7,765	223,787
F.N.B. Corp.#	49,887	856,061
Farmers Capital Bank Corp.	5,850	179,888
First Bancorp#	9,784	217,303
First BanCorp.#	57,919	691,553
First Busey Corp.#	12,568	274,359
First Charter Corp.	28,343	683,350
First Commonwealth Financial Corp.#	58,312	717,821
First Community Bancorp#	19,013	1,032,026
First Community Bancshares, Inc.	8,246	312,606
First Financial Bancorp#	27,711	435,340
First Financial Bankshares, Inc.#	17,114	717,590
First Financial Corp.	10,998	341,268
First Indiana Corp.#	10,530	231,765
First Merchants Corp.	15,234	375,213
First Midwest Bancorp, Inc.	41,201	1,549,982
First Regional Bancorp†	6,738	211,977
First Republic Bank	20,982	1,124,635
First South Bancorp, Inc.#	6,726	186,714
First State Bancorp.	16,817	375,355
FirstMerit Corp.	65,894	1,413,426
FNB Corp.#	6,060	219,069
Fremont General Corp.#	54,363	478,394
Frontier Financial Corp.#	32,860	859,618
GB&T Bancshares, Inc.#	11,609	223,241
Glacier Bancorp, Inc.	43,143	1,054,846
Great Southern Bancorp, Inc.#	8,658	252,554
Greater Bay Bancorp	41,595	1,114,746
Greene County Bancshares, Inc.	7,171	244,244
Hancock Holding Co.	22,314	994,535
Hanmi Financial Corp.#	33,588	655,974
Harleysville National Corp.#	23,864	429,791
Heartland Financial USA, Inc.#	11,966	310,039
Heritage Commerce Corp.	9,781	247,068
Home Bancshares, Inc.#	9,416	215,061
IBERIABANK Corp.	8,020	433,321
Independent Bank Corp. (MA)	12,445	387,164
Independent Bank Corp. (MI)	18,943	422,808
Integra Bank Corp.	14,449	347,498
International Bancshares Corp.	38,438	1,121,621
Intervest Bancshares Corp.†	4,273	120,029
Irwin Financial Corp.#	16,707	345,167
Lakeland Bancorp, Inc.#	15,717	221,295
Lakeland Financial Corp.	9,963	230,743
Macatawa Bank Corp.#	11,970	224,557
MainSource Financial Group, Inc.#	15,574	261,643
MB Financial, Inc.	23,489	864,160
MBT Financial Corp.#	12,201	158,125
Mercantile Bank Corp.	6,609	224,442
MetroCorp Bancshares, Inc.	5,738	115,850
Mid-State Bancshares	18,428	678,888
Midwest Banc Holdings, Inc.#	15,654	304,783
Nara BanCorp., Inc.#	17,527	324,425
National Penn Bancshares, Inc.#	39,672	739,883
NBT Bancorp, Inc.#	28,396	636,922
Old National Bancorp#	55,437	1,011,171
Old Second Bancorp, Inc.#	11,200	319,312
Omega Financial Corp.#	10,404	302,652
Oriental Financial Group, Inc.	17,341	222,138
Pacific Capital Bancorp	38,572	1,215,018
Park National Corp.#	9,817	915,632
Peoples Bancorp, Inc.	8,756	242,979
Pinnacle Financial Partners, Inc.†#	12,661	392,364
Placer Sierra Bancshares#	9,680	262,134

Preferred Bank Los Angeles California	5,239	216,004
Premierwest Bancorp#	11,844	155,985
PrivateBancorp, Inc.#	14,685	537,765
Prosperity Bancshares, Inc.#	28,790	1,001,028
Provident Bankshares Corp.	27,222	933,987
Renasant Corp.#	12,815	311,405
Republic Bancorp, Inc., Class A	6,222	136,075
Royal Bancshares of Pennsylvania, Inc., Class A#	3,974	96,648
S&T Bancorp, Inc.#	21,473	701,523
S.Y. Bancorp, Inc.#	10,152	262,125
Sandy Spring Bancorp, Inc.#	12,229	404,902
Santander Bancorp	3,621	69,378
SCBT Financial Corp.	7,167	269,408
Seacoast Banking Corp. of Florida#	11,948	283,526
Security Bank Corp.#	13,204	271,078
Shore Bancshares, Inc.#	6,910	180,766
Sierra Bancorp#	4,942	141,885
Signature Bank†	24,215	743,885
Simmons First National Corp., Class A#	11,783	327,567
Smithtown Bancorp, Inc.#	6,430	177,339
Southside Bancshares, Inc.#	8,683	204,311
Southwest Bancorp, Inc.	11,688	297,576
Sterling Bancorp	15,513	289,628
Sterling Bancshares, Inc.	56,632	654,666
Sterling Financial Corp.	21,011	455,098
Suffolk Bancorp#	8,509	283,009
Sun Bancorp, Inc.†#	12,487	235,630
Superior Bancorp.†#	25,604	281,644
Susquehanna Bancshares, Inc.	42,787	1,038,013
SVB Financial Group†#	29,352	1,417,702
Taylor Capital Group, Inc.	4,927	180,180
Texas Capital Bancshares, Inc.†#	19,188	386,254
Tompkins Trustco, Inc.#	5,479	225,461
TriCo Bancshares	11,390	277,688
TrustCo Bank Corp. NY#	61,978	612,962
Trustmark Corp.	40,372	1,154,639
U.S.B. Holding Co., Inc.	9,739	221,075
UAP Holding Corp.#	46,324	1,251,211
UCBH Holdings, Inc.#	80,942	1,542,755
UMB Financial Corp.	26,125	985,696
Union Bankshares Corp.	10,932	289,370
United Bankshares, Inc.	30,690	1,091,643
United Community Banks, Inc.#	27,969	913,747
United Security Bancshares#	6,126	127,237
Univest Corp. of Pennsylvania#	9,498	231,846
Vineyard National Bancorp#	7,482	182,935
Virginia Commerce Bancorp, Inc.†#	12,874	271,126
Virginia Financial Group, Inc.#	8,895	214,547
W Holding Co., Inc.	89,944	480,301
Washington Trust Bancorp, Inc.#	9,503	264,468
WesBanco, Inc.	18,119	560,239
West Bancorp., Inc.#	14,486	228,010
West Coast Bancorp.	12,779	387,843
Westamerica Bancorp.#	25,961	1,274,685
Western Alliance Bancorp.†#	10,833	363,339
Wilshire Bancorp, Inc.#	12,605	214,789
Wintrust Financial Corp.	21,162	970,066
Yardville National Bancorp	8,053	295,626

		78,931,602

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	29,123	840,199

Batteries/Battery Systems - 0.2%

China BAK Battery, Inc.†#	22,367	86,784
Energy Conversion Devices, Inc.†#	32,253	970,815
EnerSys†#	38,452	659,452
Greatbatch, Inc.†	18,016	467,695
Medis Technologies, Ltd.†#	18,009	309,395

		2,494,141

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co.	3,849	225,282
Jones Soda Co.†#	20,895	257,217
National Beverage Corp.†#	6,768	88,255

		570,754

Brewery - 0.0%

Boston Beer Co., Inc., Class A†#	7,756	254,319

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies†	23,004	317,685
CKX, Inc.†#	42,189	555,207
Crown Media Holdings, Inc., Class A†#	12,810	53,034
Fisher Communications, Inc.†#	6,288	286,481
Gray Television, Inc.	35,418	308,491
World Wrestling Entertainment, Inc.	17,683	281,513

		1,802,411

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†	12,440	224,169
Drew Industries, Inc.†#	15,293	440,438
Interline Brands, Inc.†	22,398	473,942
NCI Building Systems, Inc.†	16,896	943,473
Simpson Manufacturing Co., Inc.#	30,572	1,015,602
Trex Co., Inc.†#	9,806	239,462

		3,337,086

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†	33,303	832,575
Insituform Technologies, Inc., Class A†#	22,448	568,833
Layne Christensen Co.†#	9,881	316,587

		1,717,995

Building Products-Air & Heating - 0.1%

Aaon, Inc.	7,735	214,801
Comfort Systems USA, Inc.	33,267	452,764
Goodman Global, Inc.†	19,463	369,797

		1,037,362

Building Products-Cement - 0.2%

Texas Industries, Inc.#	19,110	1,513,703
US Concrete, Inc.†#	27,598	241,207

		1,754,910

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.#	23,246	487,701
PGT, Inc.†	8,426	108,864

		596,565

Building Products-Light Fixtures - 0.1%

Genlyte Group, Inc.†	20,492	1,421,940
LSI Industries, Inc.	17,719	292,541

		1,714,481

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	13,847	717,690

Building-Heavy Construction - 0.4%

Granite Construction, Inc.	28,614	1,670,486
Infrasource Services, Inc.†	22,039	540,396
Perini Corp.†#	17,963	651,877
Sterling Construction Co., Inc.†#	7,172	134,977
Washington Group International, Inc.†	23,913	1,401,780

		4,399,516

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	36,130	950,580
Healthcare Services Group	22,517	631,377
Home Solutions of America, Inc.†#	38,925	228,879
Integrated Electrical Services, Inc.†#	12,661	296,900
Rollins, Inc.	24,431	561,913

		2,669,649

Building-MobileHome/Manufactured Housing - 0.3%

Cavco Industries, Inc.†	5,250	173,302
Champion Enterprises, Inc.†#	62,984	499,463
Fleetwood Enterprises, Inc.†#	52,683	488,371
MonaCo. Coach Corp.#	22,082	355,741
Palm Harbor Homes, Inc.†#	7,940	103,617
Skyline Corp.	5,634	193,021
Williams Scotsman International, Inc.†#	24,582	500,490
Winnebago Industries, Inc.#	26,888	874,398

		3,188,403

Building-Residential/Commerical - 0.3%

Amrep Corp.#	1,386	125,281
Brookfield Homes Corp.#	10,180	361,390
Hovnanian Enterprises, Inc., Class A†#	41,191	1,281,040
Levitt Corp., Class A#	13,508	176,279
M/I Homes, Inc.#	9,944	312,540
Meritage Homes Corp.†#	18,677	723,734
Orleans Homebuilders, Inc.#	3,891	57,431
Technical Olympic USA, Inc.#	16,244	146,358
WCI Communities, Inc.†#	27,612	574,882

		3,758,935

Cable TV - 0.2%

Charter Communications, Inc., Class A†#	316,903	953,878
LodgeNet Entertainment Corp.†	13,708	350,377
Mediacom Communications Corp., Class A†	45,759	366,072
Outdoor Channel Holdings, Inc.†#	10,851	118,384

		1,788,711

Capacitors - 0.0%

KEMET Corp.†#	71,673	559,049

Casino Hotels - 0.2%

Ameristar Casinos, Inc.#	21,308	690,805
Monarch Casino & Resort, Inc.†	8,592	223,564
MTR Gaming Group, Inc.†#	18,716	244,992
Riviera Holdings Corp.†#	9,059	182,539
Trump Entertainment Resorts, Inc.†#	25,567	449,724

		1,791,624

Casino Services - 0.2%

Bally Technologies, Inc.†#	43,067	941,014
Progressive Gaming International Corp.†#	28,191	226,938
Shuffle Master, Inc.†#	28,720	610,874

		1,778,826

Cellular Telecom - 0.2%

Centennial Communications Corp.†#	18,847	148,514
Dobson Communications Corp., Class A†	122,680	1,089,398
iPCS, Inc.†(3)(5)	13,795	706,994
Syniverse Holdings, Inc.†	19,503	220,384

		2,165,290

Chemicals-Diversified - 0.3%

Georgia Gulf Corp.#	28,253	541,893
Innophos Holdings, Inc.	6,613	109,181
Innospec, Inc.	10,156	526,284
Olin Corp.	59,730	1,033,329
Pioneer Cos., Inc.†	9,722	301,382
Rockwood Holdings, Inc.†	29,070	792,157

		3,304,226

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	14,215	420,195

Chemicals-Other - 0.0%

American Vanguard Corp.#	14,620	252,341

Chemicals-Plastics - 0.1%

A. Schulman, Inc.	19,822	418,046
PolyOne Corp.†	76,422	512,792
Spartech Corp.	26,477	701,111

		1,631,949

Chemicals-Specialty - 1.1%

Arch Chemicals, Inc.	19,787	607,857
Balchem Corp.	14,386	213,057
Ferro Corp.	35,248	747,258
H.B. Fuller Co.	48,580	1,213,043
Hercules, Inc.†	93,857	1,892,157
MacDermid, Inc.	22,845	790,665
Minerals Technologies, Inc.#	16,425	1,016,543
NewMarket Corp.	14,227	624,423
NL Industries, Inc.#	6,257	68,702
OM Group, Inc.†	24,216	1,227,025
Omnova Solutions, Inc.†#	34,220	208,058
Sensient Technologies Corp.	38,284	937,575
Stepan Co.	5,087	137,603
Symyx Technologies†	27,865	465,624
Terra Industries, Inc.†#	78,611	1,371,762
Tronox, Inc., Class B#	34,130	506,489
WR Grace & Co.†#	56,044	1,380,924

		13,408,765

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†#	6,879	126,642
Park Electrochemical Corp.	16,649	465,506
TTM Technologies, Inc.†	34,494	391,162

		983,310

Coal - 0.1%

Alpha Natural Resources, Inc.†#	42,716	616,392
International Coal Group, Inc.†#	93,834	479,492
James River Coal Co.†#	13,757	102,077
Westmoreland Coal Co.†#	5,886	131,434

		1,329,395

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	2,062	70,397

Coffee - 0.1%

Farmer Brothers Co.#	5,524	117,495
Green Mountain Coffee Roasters, Inc.†#	3,939	220,939
Peet’s Coffee & Tea, Inc.†#	11,418	289,446

		627,880

Collectibles - 0.1%

RC2 Corp.†	17,204	679,902
The Topps Co., Inc.	28,495	261,014

		940,916

Commerce - 0.1%

Agile Software Corp.†	46,991	301,212
Ariba, Inc.†#	61,605	573,543
i2 Technologies, Inc.†#	11,700	278,577
webMethods, Inc.†	44,884	304,762

		1,458,094

Commercial Services - 0.7%

Arbitron, Inc.	24,865	1,114,201
Central Parking Corp.#	8,268	183,467
Coinmach Service Corp., Class A	21,764	241,798
CoStar Group, Inc.†	13,861	649,665
DynCorp International, Inc., Class A†	20,670	343,122
ExlService Holdings, Inc.†	4,756	107,771
First Advantage Corp., Class A†#	5,675	141,251
ICT Group, Inc.†	5,591	151,292
Live Nation, Inc.†	52,699	1,219,455
Medifast, Inc.†#	9,593	81,732
PeopleSupport, Inc.†	19,351	409,467
PHH Corp.†	44,003	1,244,845
Pre-Paid Legal Services, Inc.†#	7,908	327,233
Source Interlink Cos., Inc.†#	28,106	202,644
Standard Parking Corp.†#	4,216	143,302
StarTek, Inc.#	9,352	95,671
Team, Inc.†#	5,248	179,272
TeleTech Holdings, Inc.†	26,976	849,204
The Providence Service Corp.†#	9,917	218,174
Vertrue, Inc.†#	6,241	304,436

		8,208,002

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.#	55,782	760,309
Bankrate, Inc.†#	8,442	342,661
CBIZ, Inc.†#	45,230	308,468
Clayton Holdings, Inc.†	7,120	157,922
Coinstar, Inc.†	23,026	679,497
Deluxe Corp.	42,377	1,308,178
Dollar Financial Corp.†	10,154	260,145
Euronet Worldwide, Inc.†#	28,975	791,887
Global Cash Access, Inc.†	27,500	422,950
Heartland Payment Systems, Inc.#	12,105	301,657
Interactive Data Corp.	29,617	712,289
Jackson Hewitt Tax Service, Inc.	27,123	874,717
Morningstar, Inc.†#	11,614	594,985
Net 1 UEPS Technologies, Inc.†#	41,656	1,114,714
QC Holdings, Inc.#	4,493	59,577
Rewards Network, Inc.†#	21,889	117,325
TNS, Inc.†	19,897	333,872
Wright Express Corp.†#	33,291	948,128

		10,089,281

Communications Software - 0.3%

Avid Technology, Inc.†#	34,891	1,165,360
Digi International, Inc.†	20,517	274,312
DivX, Inc.†#	7,530	154,892
InPhonic, Inc.†#	19,714	245,045
Inter-Tel, Inc.	17,395	402,520
Smith Micro Software, Inc.†#	19,790	266,967
Witness Systems, Inc.†	27,672	736,906

		3,246,002

Computer Aided Design - 0.3%

Ansys, Inc.†#	27,220	1,388,765
Aspen Technology, Inc.†	44,066	528,792
Parametric Technology Corp.†	92,019	1,754,802

		3,672,359

Computer Graphics - 0.1%

Trident Microsystems, Inc.†	47,169	1,042,907

Computer Services - 0.8%

BISYS Group, Inc.†	99,489	1,307,286
CACI International, Inc., Class A†	25,237	1,173,521
CIBER, Inc.†	45,071	316,849
COMSYS IT Partners, Inc.†#	13,571	270,063
Covansys Corp.†	25,781	635,759
iGate Corp.†	18,194	123,173
IHS, Inc.†	19,295	724,527
Manhattan Associates, Inc.†	22,687	631,152
Ness Technologies, Inc.†	22,658	314,720
Perot Systems Corp., Class A†	71,382	1,200,645
SI International, Inc.†	10,596	296,900
SRA International, Inc.†	31,642	749,915
Sykes Enterprises, Inc.†	24,143	387,254
Syntel, Inc.#	6,977	250,335
Tyler Technologies, Inc.†#	32,360	441,067

		8,823,166

Computer Software - 0.1%

Blackbaud, Inc.	36,068	825,236
Omniture, Inc.†	11,383	177,006

		1,002,242

Computers - 0.2%

Gateway, Inc.†#	233,965	484,307
Palm, Inc.†#	75,703	1,252,885
Rackable Systems, Inc.†#	22,864	398,062

		2,135,254

Computers-Integrated Systems - 0.9%

3D Systems Corp.†#	12,700	230,505
Agilysys, Inc.	25,214	529,494
Brocade Communications Systems, Inc.†	326,034	2,937,566

Echelon Corp.†#	25,454	241,559
Integral Systems, Inc#	9,082	224,961
Jack Henry & Assoc., Inc.	65,683	1,540,923
Kronos, Inc.†	26,474	1,045,723
Maxwell Technologies, Inc.†#	11,852	163,676
Mercury Computer Systems, Inc.†#	17,328	220,412
MICROS Systems, Inc.†	32,109	1,790,398
MTS Systems Corp.	15,074	569,496
NetScout Systems, Inc.†	21,291	183,741
Radiant Systems, Inc.†#	21,571	258,852
Radisys Corp.†#	17,423	273,890
Stratasys, Inc.†#	8,365	306,828

		10,518,024

Computers-Memory Devices - 0.3%

Hutchinson Technology, Inc.†#	21,188	479,273
Imation Corp.	28,813	1,198,909
Komag, Inc.†#	25,384	862,802
Quantum Corp.†#	160,332	396,020
Silicon Storage Technology, Inc.†	74,728	396,058

		3,333,062

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	47,834	1,091,572
Mobility Electronics, Inc.†#	23,128	75,397
Sigma Designs, Inc.†#	18,795	529,831
Synaptics, Inc.†	20,657	506,923

		2,203,723

Computers-Voice Recognition - 0.1%

Intervoice, Inc.†#	31,809	204,214
Talx Corp.	26,491	901,489

		1,105,703

Consulting Services - 0.8%

BearingPoint, Inc.†#	153,824	1,230,592
Clark, Inc.	14,481	248,784
CRA International, Inc.†#	9,344	483,926
Diamond Management & Technology Consultants, Inc.	24,133	364,167
First Consulting Group, Inc.†	17,805	215,084
Forrester Research, Inc.†	12,083	324,187
FTI Consulting, Inc.†#	33,016	1,108,347
Gartner, Inc., Class A†#	46,961	993,695
Huron Consulting Group, Inc.†	14,376	911,438
LECG Corp.†#	20,130	270,547
MAXIMUS, Inc.	17,711	533,809
Navigant Consulting, Inc.†#	35,122	680,313
The Advisory Board Co.†#	15,406	801,266
Watson Wyatt Worldwide, Inc., Class A	34,952	1,680,143

		9,846,298

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	44,083	1,032,424
Blyth, Inc.	21,324	437,142
Central Garden and Pet Co. Class A†#	53,378	748,360
CSS Industries, Inc.	5,577	191,737
Fossil, Inc.†#	35,792	963,521
Playtex Products, Inc.†	46,137	632,538
Russ Berrie and Co., Inc.†#	9,724	136,233
Spectrum Brands, Inc.†#	30,505	269,359
Tupperware Brands Corp#	50,091	1,172,630
WD-40 Co.#	13,874	442,581

		6,026,525

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	13,614	1,598,692
Silgan Holdings, Inc.	19,217	945,669

		2,544,361

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†	5,359	242,870
Chesapeake Corp.	16,372	252,620
Graphic Packaging Corp.†#	62,534	300,163

		795,653

Cosmetics & Toiletries - 0.1%

Chattem, Inc.†#	14,406	768,848
Elizabeth Arden, Inc.†#	21,437	466,898
Inter Parfums, Inc.#	3,842	74,189
Parlux Fragrances, Inc.†#	9,889	59,334
Physicians Formula Holdings, Inc.†	6,193	125,284
Revlon, Inc., Class A†	159,315	200,737

		1,695,290

Data Processing/Management - 0.3%

Commvault Systems, Inc.†	10,568	175,746
CSG Systems International, Inc.†#	39,406	971,752
eFunds Corp.†	38,420	964,726
FalconStor Software, Inc.†#	30,579	307,319
Infocrossing, Inc.†#	14,087	220,180
infoUSA, Inc.	27,746	284,951
Pegasystems, Inc.#	11,850	104,754
Schawk, Inc.#	12,772	224,149

		3,253,577

Decision Support Software - 0.1%

QAD, Inc.#	12,599	105,454
SPSS, Inc.†#	15,978	552,359
Wind River Systems, Inc.†	62,275	647,660

		1,305,473

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	46,066	756,404
Sirona Dental Systems, Inc.#	14,548	541,476

		1,297,880

Diagnostic Equipment - 0.2%

Adeza Biomedical Corp.†	12,427	301,479
Hansen Medical, Inc.†#	5,161	86,292
Immucor, Inc.†	56,021	1,666,065
Neurometrix, Inc.†#	10,301	117,225

		2,171,061

Diagnostic Kits - 0.3%

Biosite, Inc.†#	13,432	713,508
Inverness Medical Innovations, Inc.†	27,655	1,167,041
Meridian Bioscience, Inc.	17,352	466,075
OraSure Technologies, Inc.†#	37,910	301,763
Quidel Corp.†	24,825	267,365

		2,915,752

Direct Marketing - 0.2%

Advo, Inc.	26,219	864,703
Catalina Marketing Corp.#	38,132	1,193,531
FTD Group, Inc.†	10,607	205,351
Gaiam, Inc.†	13,381	170,608
ValueVision Media, Inc., Class A†	25,170	314,877

		2,749,070

Disposable Medical Products - 0.2%

Arrow International, Inc.	18,795	627,189
ICU Medical, Inc.†	11,798	460,830
Medical Action Industries, Inc.†	11,378	252,819
Merit Medical Systems, Inc.†	22,490	316,434
Volcano Corp.†	7,158	136,074

		1,793,346

Distribution/Wholesale - 0.7%

Beacon Roofing Supply, Inc.†#	36,159	601,324
BlueLinx Holdings, Inc.#	10,354	122,384
Brightpoint, Inc.†#	41,532	501,291
Building Materials Holding Corp.#	23,912	497,131
Central European Distribution Corp.†#	26,239	713,176
Core-Mark Holding Co., Inc.†#	8,190	252,170
Directed Electronics, Inc.†#	7,733	67,973
Houston Wire & Cable Co.†#	7,015	173,762
LKQ Corp.†#	36,931	802,141
MWI Veterinary Supply, Inc.†	4,620	143,359
NuCo2, Inc.†#	12,815	314,480
Owens & Minor, Inc.	33,115	1,091,802
Scansource, Inc.†#	21,196	586,281
United Stationers, Inc.†	26,090	1,434,950
Watsco, Inc.#	23,016	1,159,316

		8,461,540

Diversified Manufactured Operations - 1.0%

A.O. Smith Corp.	16,914	654,064
Actuant Corp., Class A	22,532	1,176,170
Acuity Brands, Inc.	37,088	2,054,675
Ameron International Corp.	7,220	533,414
Barnes Group, Inc.	32,624	728,494
Blount International, Inc.†#	31,347	370,208
EnPro Industries, Inc.†	17,418	661,710
ESCO Technologies, Inc.†	21,303	928,598
Federal Signal Corp.	39,860	599,893
GenTek, Inc.†#	8,442	290,320
Griffon Corp.†#	24,583	577,455
Koppers Holdings, Inc.#	8,240	202,127
Lancaster Colony Corp.	20,033	848,398
Matthews International Corp., Class A	26,532	1,061,545
Raven Industries, Inc.#	13,288	384,156
Standex International Corp.	10,214	287,626
Tredegar Corp.	28,167	628,406

		11,987,259

Diversified Minerals - 0.0%

AMCOL International Corp.#	18,128	513,929

Diversified Operations - 0.0%

Resource America, Inc., Class A	12,988	336,519

Diversified Operations/Commerical Services - 0.2%

Chemed Corp.	21,609	1,000,281
Compass Diversified Trust#	10,824	185,848
Viad Corp.	18,330	683,342
Volt Information Sciences, Inc.†#	10,277	351,371

		2,220,842

Drug Delivery Systems - 0.2%

Alkermes, Inc.†#	79,863	1,309,753
Bentley Pharmaceuticals, Inc.†#	15,932	135,900
Depomed, Inc.†#	30,377	105,408
Emisphere Technologies, Inc.†#	19,673	98,759
I-Flow Corp.†#	19,313	278,300
Nastech Pharmaceutical Co., Inc.†#	20,962	242,321
Noven Pharmaceuticals, Inc.†#	19,560	481,567
Penwest Pharmaceuticals Co.†#	18,863	249,558

		2,901,566

E-Commerce/Products - 0.1%

1-800-FLOWERS.COM, Inc., Class A†#	20,707	151,368
Blue Nile, Inc.†#	10,946	426,894
drugstore.com, Inc.†	66,159	183,260
Overstock.com, Inc.†#	9,251	168,276
Shutterfly, Inc.†#	2,156	35,596
Stamps.com, Inc.†	15,414	239,071

		1,204,465

E-Commerce/Services - 0.1%

Move, Inc.†	82,765	494,107
Priceline.com, Inc.†	19,272	1,010,046

		1,504,153

E-Marketing/Info - 0.5%

24/7 Real Media, Inc.†#	40,024	385,831
aQuantive, Inc.†	62,890	1,593,633
Digital River, Inc.†	32,637	1,807,763
Liquidity Services, Inc.†	6,411	115,719
Netratings, Inc.†	10,993	227,885
ValueClick, Inc.†	79,196	2,098,694

		6,229,525

E-Services/Consulting - 0.2%

Access Integrated Technologies, Inc., Class A†#	11,100	73,815
GSI Commerce, Inc.†#	32,334	618,550
Perficient, Inc.†#	15,289	297,065
RightNow Technologies, Inc.†#	12,399	206,691
Sapient Corp.†#	67,335	420,170
Websense, Inc.†	36,918	840,254
WebSideStory, Inc.†#	14,449	183,502

		2,640,047

Educational Software - 0.1%

Blackboard, Inc.†#	22,902	764,011
INVESTools, Inc.†	37,333	595,461
Renaissance Learning, Inc.#	6,486	87,561

		1,447,033

Electric Products-Misc. - 0.1%

GrafTech International, Ltd.†	81,317	642,404
Lamson & Sessions Co.†#	11,466	345,471
Littelfuse, Inc.†	18,438	679,071

		1,666,946

Electric-Integrated - 1.7%

Allete, Inc.	20,747	971,582
Aquila, Inc.†	308,796	1,278,416
Avista Corp.	42,948	1,004,983
Black Hills Corp.#	27,464	990,077
CH Energy Group, Inc.#	13,020	616,627
Cleco Corp.	46,685	1,223,147
Duquesne Light Holdings, Inc.	73,222	1,472,494
El Paso Electric Co.†	39,985	941,247
Empire District Electric Co.	24,738	593,465
IDACORP, Inc.#	35,348	1,231,524
MGE Energy, Inc.	16,896	564,495
Northwestern Corp.	29,318	1,057,207
Osiris Therapeutics, Inc.†#	2,891	41,226
Otter Tail Corp.#	24,336	796,274
Pike Electric Corp.†#	12,945	231,974
PNM Resources, Inc.	62,683	1,915,593
Portland General Electric Co.#	22,199	628,010
UIL Holdings Corp.	20,276	738,655
Unisource Energy Corp.	28,965	1,098,063
Westar Energy, Inc.#	71,968	1,933,780

		19,328,839

Electric-Transmission - 0.1%

ITC Holdings Corp.	14,939	655,971

Electronic Components-Misc. - 0.5%

Bel Fuse, Inc., Class B	8,312	264,238
Benchmark Electronics, Inc.†	58,217	1,250,501
CTS Corp.#	29,643	401,663
Cubic Corp.	12,846	271,051
Daktronics, Inc.#	32,033	854,320
Methode Electronics, Inc.	30,799	332,937
OSI Systems, Inc.†#	12,181	304,525
Plexus Corp.†#	37,788	619,723
Rogers Corp.†#	14,395	696,862
Technitrol, Inc.	33,499	736,643

		5,732,463

Electronic Components-Semiconductors - 1.4%

Actel Corp.†	21,354	357,466
Advanced Analogic Technologies, Inc.†	30,373	197,121
AMIS Holdings, Inc.†	35,972	407,563
Amkor Technology, Inc.†#	84,498	974,262
Applied Micro Circuits Corp.†	244,041	944,439
Bookham, Inc.†#	57,470	150,571
Conexant Systems, Inc.†#	397,004	790,038
Diodes, Inc.†#	16,322	612,728
DSP Group, Inc.†	25,018	515,121
Emcore Corp.†#	33,595	150,506
Ikanos Communications, Inc.†#	16,960	152,979
IXYS Corp.†	22,472	232,585
Kopin Corp.†#	56,461	203,824
Lattice Semiconductor Corp.†	94,264	580,666
Microsemi Corp.†#	61,690	1,249,839
Microtune, Inc.†#	43,700	193,591
Mindspeed Technologies, Inc.†#	90,987	221,098
MIPS Technologies, Inc.†	35,924	334,812
Monolithic Power Systems, Inc.†#	18,039	228,915
MoSys, Inc.†#	18,624	144,708
Netlogic Microsystems, Inc.†#	13,156	328,111
OmniVision Technologies, Inc.†#	43,968	569,825
ON Semiconductor Corp.†#	125,739	1,234,757
PLX Technology, Inc.†#	20,659	207,210
Semtech Corp.†	59,705	855,573
Silicon Image, Inc.†	67,311	593,010
SiRF Technology Holdings, Inc.†#	42,408	1,212,445
Skyworks Solutions, Inc.†	132,491	874,440
Staktek Holdings, Inc.†	9,855	40,110
Supertex, Inc.†	9,907	406,682
Transmeta Corp. - Delaware†#	161,526	116,299
TranSwitch Corp.†#	104,994	142,792
Virage Logic Corp.†#	12,821	104,876
Volterra Semiconductor Corp.†#	15,458	217,649
Zoran Corp.†	40,484	666,771

		16,213,382

Electronic Design Automation - 0.2%

Ansoft Corp.†	13,563	420,317
Comtech Group, Inc.†#	12,076	179,329
Magma Design Automation, Inc.†#	30,988	312,359
Mentor Graphics Corp.†#	66,314	1,120,043

		2,032,048

Electronic Forms - 0.0%

Convera Corp., Class A†#	23,215	71,038

Electronic Measurement Instruments - 0.5%

Analogic Corp.	11,432	639,620
Badger Meter, Inc.#	11,472	338,539
Eagle Test Systems, Inc.†#	6,643	117,382
FLIR Systems, Inc.†#	54,131	1,881,594
Itron, Inc.†#	20,948	1,353,660
Measurement Specialties, Inc.†#	11,409	263,091
Molecular Devices Corp.†#	14,016	494,625
RAE Systems, Inc.†#	31,828	102,486
Trimble Navigation, Ltd.†	4,546	120,287
Zygo Corp.†#	14,916	238,507

		5,549,791

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.†#	7,524	384,928
LoJack Corp.†#	15,543	295,939
Taser International, Inc.†#	51,255	406,964

		1,087,831

Electronics-Military - 0.0%

EDO Corp.#	13,715	329,709

Energy-Alternate Sources - 0.4%

Aventine Renewable Energy Holdings, Inc.†#	24,982	399,212
Evergreen Energy, Inc.†#	58,617	460,143
Evergreen Solar, Inc.†#	55,189	546,371
First Solar, Inc.†#	18,168	867,522
FuelCell Energy, Inc.†#	43,879	302,765
Headwaters, Inc.†#	34,923	823,135
MGP Ingredients, Inc.#	7,884	156,419
Pacific Ethanol, Inc.†#	22,698	376,333
Plug Power, Inc.†#	59,756	207,951
Quantum Fuel Systems Technologies Worldwide, Inc.†#	43,171	62,166
Sunpower Corp., Class A†#	8,461	366,361
Syntroleum Corp.†#	32,511	102,735

Verasun Energy Corp.†#	15,099	261,666

		4,932,779

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.†	25,983	1,560,539
ENGlobal Corp.†#	13,310	80,925
SAIC, Inc.†	71,245	1,284,547
Stanley, Inc.†	5,141	77,526

		3,003,537

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	42,243	1,235,185

Enterprise Software/Service - 1.0%

Advent Software, Inc.†	16,829	609,210
Concur Technologies, Inc.†#	26,530	428,990
Emageon, Inc.†#	17,299	201,879
Epicor Software Corp.†#	47,772	643,011
Hyperion Solutions Corp.†	48,948	2,096,932
Informatica Corp.†	71,161	922,247
JDA Software Group, Inc.†#	24,094	358,037
Lawson Software, Inc.†#	102,756	813,827
ManTech International Corp., Class A†	14,876	512,478
MicroStrategy, Inc., Class A†	7,865	991,541
Neoware, Inc.†#	16,356	192,674
Omnicell, Inc.†	22,442	435,599
Opnet Technologies, Inc.†	10,651	150,818
Packeteer, Inc.†	28,680	344,160
Sybase, Inc.†	74,342	1,857,807
SYNNEX Corp.†#	10,310	194,859
Taleo Corp., Class A†#	11,239	179,824
The Ultimate Software Group, Inc.†#	19,740	525,874

		11,459,767

Entertainment Software - 0.3%

Midway Games, Inc.†#	29,505	199,159
Take-Two Interactive Software, Inc.†#	59,082	1,051,659
THQ, Inc.†	52,723	1,698,208

		2,949,026

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	47,402	845,178

Environmental Monitoring & Detection - 0.1%

Clean Harbors, Inc.†	12,958	654,509
Mine Safety Appliances Co.#	25,513	1,037,103

		1,691,612

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	42,773	1,325,535
Flanders Corp.†#	10,574	82,583

		1,408,118

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	7,334	179,610
United PanAm Financial Corp.†	8,475	105,259

		284,869

Finance-Consumer Loans - 0.2%

ASTA Funding, Inc.#	9,709	321,174
Ocwen Financial Corp.†#	28,278	328,873
Portfolio Recovery Associates, Inc.†#	13,130	578,245
World Acceptance Corp.†	15,145	620,945

		1,849,237

Finance-Credit Card - 0.1%

Advanta Corp., Class B	15,962	666,733
CompuCredit Corp.†#	17,108	531,203

		1,197,936

Finance-Investment Banker/Broker - 0.6%

Friedman Billings Ramsey Group, Inc., Class A#	121,333	822,638
GFI Group, Inc.†#	9,851	606,920
Greenhill & Co., Inc.#	14,555	980,716
KBW, Inc.†	5,607	195,909
Knight Capital Group, Inc., Class A†	86,222	1,363,170
LaBranche & Co., Inc.†	43,796	379,711
optionsXpress Holdings, Inc.	17,133	397,657
Penson Worldwide, Inc.†	6,165	167,195
Piper Jaffray Cos., Inc.†	15,350	999,438
Sanders Morris Harris Group, Inc.	13,971	147,813
Stifel Financial Corp.†#	9,820	467,923
SWS Group, Inc.	19,575	515,997
Thomas Weisel Partners Group, Inc.†#	5,605	102,123
Tradestation Group, Inc.†	21,207	250,667

		7,397,877

Finance-Leasing Companies - 0.1%

Financial Federal Corp.#	22,368	605,949
Marlin Business Services, Inc.†	9,779	224,233

		830,182

Finance-Mortgage Loan/Banker - 0.1%

Accredited Home Lenders Holding Co.†#	17,620	396,097
CharterMac#	43,033	820,639
Doral Financial Corp.†#	74,175	160,960
Federal Agricultural Mtg. Corp., Class C#	9,158	234,445

		1,612,141

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.†	13,108	193,343
eSPEED, Inc., Class A Class A†	16,934	144,108
International Securities Exchange Holdings, Inc.	31,425	1,453,406
MarketAxess Holdings, Inc.†#	26,672	373,942

		2,164,799

Financial Guarantee Insurance - 0.0%

ACA Capital Holdings, Inc.†	5,709	85,692
Triad Guaranty, Inc.†	9,509	432,279

		517,971

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†#	24,095	299,260

Food-Baking - 0.1%

Flowers Foods, Inc.	42,703	1,255,041

Food-Canned - 0.1%

Treehouse Foods, Inc.†	25,680	740,868

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	29,370	887,561

Food-Meat Products - 0.0%

Premium Standard Farms, Inc.	11,413	237,276

Food-Misc. - 0.4%

Chiquita Brands International, Inc.#	34,772	504,194
Diamond Foods, Inc.#	12,936	216,031
Hain Celestial Group, Inc.†	25,649	744,077
J & J Snack Foods Corp.	11,317	449,172
Lance, Inc.	25,008	499,160
M&F Worldwide Corp.†#	8,711	337,551
Ralcorp Holdings, Inc.†#	21,875	1,269,188
Seaboard Corp.	292	627,800

		4,647,173

Food-Retail - 0.3%

Arden Group, Inc., Class A#	1,090	133,808
Great Atlantic & Pacific Tea Co., Inc.#	15,912	506,002
Ingles Markets, Inc., Class A	9,711	370,766
Pathmark Stores, Inc.†	42,981	491,273
Ruddick Corp.	32,869	931,179
Village Super Market, Class A	1,355	105,500
Weis Markets, Inc.	7,879	342,736
Wild Oats Markets, Inc.†#	23,840	438,418

		3,319,682

Food-Wholesale/Distribution - 0.2%

Nash Finch Co.#	11,015	331,111
Performance Food Group Co.†	28,555	841,516
Spartan Stores, Inc.	17,366	409,664
United Natural Foods, Inc.†#	34,856	1,038,011

		2,620,302

Footwear & Related Apparel - 0.5%

Crocs, Inc.†#	8,190	399,017
Deckers Outdoor Corp.†#	9,026	588,495
Iconix Brand Group, Inc.†	39,589	868,187
Skechers USA, Inc., Class A†	8,881	310,124
Steven Madden, Ltd.	17,190	508,136
Stride Rite Corp.	30,333	489,878
Timberland Co., Class A†	41,329	1,120,842
Weyco Group, Inc.	5,706	146,074
Wolverine World Wide, Inc.	46,057	1,278,082

		5,708,835

Forestry - 0.0%

Deltic Timber Corp.#	8,410	435,806

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	86,801	686,596

Gambling (Non-Hotel) - 0.2%

Century Casinos, Inc.†#	16,781	170,831
Dover Downs Gaming & Entertainment, Inc.	12,015	146,703
Isle of Capri Casinos, Inc.†#	12,938	347,385
Lakes Entertainment, Inc.†#	18,895	168,355
Pinnacle Entertainment, Inc.†	39,607	1,280,890

		2,114,164

Gas-Distribution - 0.8%

Cascade Natural Gas Corp.	9,484	246,584
EnergySouth, Inc.#	5,700	226,347
Laclede Group, Inc.	17,617	549,650
New Jersey Resources Corp.	23,151	1,143,428
Nicor, Inc.#	36,658	1,706,063
Northwest Natural Gas Co.#	22,779	1,008,426
Piedmont Natural Gas, Inc.#	63,057	1,584,623
South Jersey Industries, Inc.#	24,089	833,480
Southwest Gas Corp.	33,085	1,228,115
WGL Holdings, Inc.	40,279	1,269,594

		9,796,310

Golf - 0.1%

Callaway Golf Co.#	62,515	943,977

Hazardous Waste Disposal - 0.0%

American Ecology Corp.	12,866	242,524

Health Care Cost Containment - 0.0%

Corvel Corp.†	6,537	196,895
Healthspring, Inc.†	15,516	327,853

		524,748

Home Furnishings - 0.4%

American Woodmark Corp.#	9,866	392,075
Ethan Allen Interiors, Inc.#	27,294	1,006,057
Furniture Brands International, Inc.#	37,263	597,699
Hooker Furniture Corp.	8,832	166,483
Kimball International, Inc., Class B	20,389	428,781
La-Z-Boy, Inc.#	42,716	587,772
Sealy Corp.#	16,673	287,609
Stanley Furniture Co., Inc.#	9,195	197,784
Tempur-Pedic International, Inc.#	41,407	1,030,620

		4,694,880

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†	33,557	1,811,071
Lodgian, Inc.†	16,889	225,975
Marcus Corp.	17,748	390,811
Morgans Hotel Group Co.†#	14,859	259,438

		2,687,295

Housewares - 0.0%

Lifetime Brands, Inc.#	9,304	180,033
National Presto Industries, Inc.	3,919	247,759

		427,792

Human Resources - 0.9%

Administaff, Inc.	18,861	669,377
AMN Healthcare Services, Inc.†	26,835	746,013
Barrett Business Services, Inc.	5,754	140,225
CDI Corp.#	10,570	281,796
Cross Country Healthcare, Inc.†	26,514	505,092
Gevity HR, Inc.#	21,658	431,427
Heidrick & Struggles International, Inc.†	15,150	694,325
Hudson Highland Group, Inc.†#	20,276	330,093
Kelly Services, Inc., Class A#	16,703	513,951
Kenexa Corp.†	15,758	530,887
Kforce, Inc.†	24,025	326,740
Korn/Ferry International†	35,005	807,916
Labor Ready, Inc.†	45,047	827,513
MPS Group, Inc.†	85,225	1,220,422
On Assignment, Inc.†	28,058	343,991
Resources Connection, Inc.†	39,762	1,286,698

Spherion Corp.†	47,496	421,290

		10,077,756

Identification Systems - 0.3%

Brady Corp., Class A	37,169	1,216,913
Checkpoint Systems, Inc.†	32,358	632,923
Cogent, Inc.†#	35,721	403,290
L-1 Identity Solutions, Inc.†#	53,467	849,591
Paxar Corp.†	33,911	780,970

		3,883,687

Independent Power Producer - 0.0%

Ormat Technologies, Inc.#	7,176	278,788

Industrial Audio & Video Products - 0.0%

Sonic Solutions†#	21,217	308,283

Industrial Automated/Robotic - 0.3%

Cognex Corp.	38,500	844,305
Gerber Scientific, Inc.†	18,647	196,539
Intermec, Inc.†#	41,598	931,795
iRobot Corp.†#	9,429	131,158
Nordson Corp.	24,309	1,185,793

		3,289,590

Instruments-Controls - 0.2%

Photon Dynamics, Inc.†	14,077	166,109
Watts Water Technologies, Inc., Class A#	24,094	907,380
Woodward Governor Co.	24,828	1,034,334
X-Rite, Inc.#	23,610	278,834

		2,386,657

Instruments-Scientific - 0.3%

Dionex Corp.†	16,514	1,017,593
FEI Co.†	19,673	645,274
OYO Geospace Corp.†#	3,252	221,038
Varian, Inc.†	25,523	1,389,217

		3,273,122

Insurance Brokers - 0.2%

Crawford & Co., Class B	19,281	114,336
eHealth, Inc.†	4,741	118,620
Hilb Rogal and Hobbs Co.	29,890	1,354,017
USI Holdings Corp.†	38,128	635,975

		2,222,948

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.#	45,952	609,324
Delphi Financial Group, Inc., Class A	34,202	1,343,797
FBL Financial Group, Inc., Class A	11,223	436,911
Great American Financial Resources, Inc.	7,281	182,316
Independence Holding Co.#	4,153	89,082
Kansas City Life Insurance Co.	3,300	148,830
National Western Life Insurance Co., Class A	1,863	424,652
Presidential Life Corp.	17,727	361,985
The Phoenix Cos., Inc.	93,011	1,328,197
Universal American Financial Corp.†	31,452	603,564

		5,528,658

Insurance-Multi-line - 0.2%

Alfa Corp.#	26,877	489,430
Direct General Corp.	12,202	253,558
Horace Mann Educators Corp.	35,519	718,904
United Fire & Casualty Co.#	17,038	590,367

		2,052,259

Insurance-Property/Casualty - 1.6%

21st Century Insurance Group	26,957	570,680
Affirmative Insurance Holdings, Inc.	6,208	100,259
American Physicians Capital, Inc.†	8,048	298,420
Amtrust Financial Services, Inc.#	21,148	228,398
Argonaut Group, Inc.†	25,831	909,510
Baldwin & Lyons, Inc., Class B	6,683	164,870
Bristol West Holdings, Inc.	12,629	205,221
CNA Surety Corp.†	13,210	260,765
Commerce Group, Inc.	44,898	1,287,226
Darwin Professional Underwriters, Inc.†	4,312	103,531
Donegal Group, Inc., Class A#	10,724	184,024
EMC Insurance Group, Inc.#	4,892	133,356
First Acceptance Corp.†#	13,818	141,082
First Mercury Financial Corp.†	9,221	208,302
Fpic Insurance Group, Inc.†#	8,628	381,875
Harleysville Group, Inc.	11,360	369,314
Infinity Property & Casualty Corp.	17,080	788,754
James River Group, Inc.†	7,539	213,052
LandAmerica Financial Group, Inc.#	14,716	1,023,792
Meadowbrook Insurance Group, Inc.†	20,781	218,824
Midland Co.	9,609	410,016
National Interstate Corp.	13,091	343,115
Navigators Group, Inc.†	10,780	535,766
NYMAGIC, Inc.	4,780	188,189
Ohio Casualty Corp.	52,520	1,566,147
PMA Capital Corp., Class A†	26,629	250,046
ProAssurance Corp.†#	27,414	1,411,821
RLI Corp.	18,434	1,033,410
Safety Insurance Group, Inc.#	11,754	499,192
SCPIE Holdings, Inc.†	8,302	192,856
SeaBright Insurance Holdings, Inc.†	13,134	246,788
Selective Insurance Group, Inc.#	48,196	1,177,910
State Auto Financial Corp.	11,887	385,258
Stewart Information Services Corp.	14,209	576,885
Tower Group, Inc.	13,901	475,136
Zenith National Insurance Corp.	30,507	1,468,912

		18,552,702

Insurance-Reinsurance - 0.0%

Odyssey Re Holdings Corp.	10,619	413,716

Internet Application Software - 0.4%

Art Technology Group, Inc.†	92,038	199,722
CyberSource Corp.†#	25,205	308,005
DealerTrack Holdings, Inc.†	9,753	282,349
eResearch Technology, Inc.†#	40,683	288,036
Interwoven, Inc.†	35,271	536,825
Lionbridge Technologies, Inc.†#	49,303	264,757
RealNetworks, Inc.†	88,319	720,683
S1 Corp.†	58,602	303,558
Vignette Corp.†	24,582	438,543

WebEx Communications, Inc.†#	34,553	1,500,637

		4,843,115

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	17,329	390,942
Covad Communications Group, Inc.†#	241,868	290,242
Internap Network Services Corp.†#	25,258	475,355

		1,156,539

Internet Content-Entertainment - 0.1%

Audible, Inc.†#	20,261	193,087
NetFlix, Inc.†#	37,222	838,612

		1,031,699

Internet Content-Information/News - 0.3%

CNET Networks, Inc.†#	123,825	1,087,183
Harris Interactive, Inc.†	44,733	253,636
InfoSpace, Inc.†#	25,771	587,579
Jupitermedia Corp.†#	17,917	153,369
Loopnet, Inc.†#	1,841	30,874
ProQuest Co.†#	20,970	229,202
The Knot, Inc.†#	15,920	376,349
TheStreet.com, Inc.#	15,164	169,079
Travelzoo, Inc.†#	2,515	84,529

		2,971,800

Internet Financial Services - 0.0%

NetBank, Inc.#	43,697	140,704
Online Resources Corp.†#	18,608	192,593

		333,297

Internet Incubators - 0.1%

CMGI, Inc.†	381,675	587,779
Internet Capital Group, Inc.†#	32,361	370,210
Safeguard Scientifics, Inc.†#	99,250	280,878

		1,238,867

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	42,246	1,344,690

Internet Infrastructure Software - 0.3%

Chordiant Software, Inc.†	26,192	239,657
Openwave Systems, Inc.†#	77,959	636,145
Opsware, Inc.†#	67,581	498,748
TIBCO Software, Inc.†	173,889	1,573,695

		2,948,245

Internet Security - 0.2%

Blue Coat Systems, Inc.†#	11,950	386,344
iPass, Inc.†#	53,635	273,539
Secure Computing Corp.†#	43,960	377,177
SonicWALL, Inc.†	53,209	463,982
VASCO Data Security International, Inc.†#	20,558	361,615

		1,862,657

Internet Telephone - 0.1%

j2 Global Communications, Inc.†#	41,040	986,602

Intimate Apparel - 0.1%

The Warnaco Group, Inc.†#	38,841	1,014,527

Investment Companies - 0.4%

Apollo Investment Corp.	67,067	1,521,080
Ares Capital Corp.	42,806	865,537
Capital Southwest Corp.#	2,263	311,706
Gladstone Capital Corp.#	10,168	224,306
Gladstone Investment Corp.#	10,833	159,245
Harris & Harris Group, Inc.†#	17,145	205,740
MCG Capital Corp.#	47,396	898,154
Medallion Financial Corp.	12,125	136,649
MVC Capital, Inc.	14,128	225,483
NGP Capital Resources Co.	14,373	221,919
Technology Investment Capital Corp.#	16,074	263,131

		5,032,950

Investment Management/Advisor Services - 0.4%

Calamos Asset Management, Inc., Class A	19,132	497,815
Cohen & Steers, Inc.#	11,312	473,181
GAMCO Investors, Inc., Class A#	4,658	181,708
National Financial Partners Corp.	30,890	1,425,882
Waddell & Reed Financial, Inc., Class A	70,002	1,706,649

		4,285,235

Lasers-System/Components - 0.4%

Coherent, Inc.†	25,589	769,205
Cymer, Inc.†	30,672	1,274,728
Electro Scientific Industries, Inc.†	23,951	515,426
Excel Technology, Inc.†	9,967	266,219
II-VI, Inc.†	19,408	600,096
Ionatron, Inc.†#	26,905	141,789
Rofin-Sinar Technologies, Inc.†	12,673	762,154

		4,329,617

Leisure Products - 0.1%

K2, Inc.†#	38,864	454,709
Marine Products Corp.#	10,150	94,192
Multimedia Games, Inc.†#	22,421	236,766
WMS Industries, Inc.†#	22,306	834,913

		1,620,580

Lighting Products & Systems - 0.0%

Color Kinetics, Inc.†#	12,766	233,618
Universal Display Corp.†#	19,560	254,671

		488,289

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A#	17,570	660,456
UniFirst Corp.	7,947	331,549

		992,005

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.†	14,043	540,094
Bucyrus International, Inc.	26,060	1,327,757

		1,867,851

Machinery-Electrical - 0.3%

Baldor Electric Co.	26,595	968,058
Franklin Electric Co., Inc.#	18,706	906,492
Raser Technologies, Inc.†#	16,769	85,019
Regal-Beloit Corp.	25,395	1,148,870

		3,108,439

Machinery-Farming - 0.0%

Gehl Co.†#	8,663	219,694

Lindsay Manufacturing Co.#	9,522	326,985

		546,679

Machinery-General Industrial - 0.5%

Albany International Corp., Class A#	22,069	754,760
Applied Industrial Technologies, Inc.	36,927	885,879
Chart Industries, Inc.†	11,138	189,235
DXP Enterprises, Inc.†#	1,430	43,129
Intevac, Inc.†	17,345	472,998
Kadant, Inc.†	11,235	263,348
Middleby Corp.†#	5,509	607,532
Robbins & Myers, Inc.	10,946	428,755
Sauer-Danfoss, Inc.	8,516	314,581
Tennant Co.	13,596	418,485
Wabtec Corp.	40,082	1,290,640

		5,669,342

Machinery-Material Handling - 0.1%

Cascade Corp.	10,359	587,045
Columbus McKinnon Corp.†	15,116	350,691
NACCO, Industries, Inc., Class A	4,558	585,384

		1,523,120

Machinery-Print Trade - 0.0%

Presstek, Inc.†#	24,375	143,325

Machinery-Pumps - 0.0%

Gorman-Rupp Co.#	9,433	271,670
Tecumseh Products Co., Class A†#	13,723	233,566

		505,236

Machinery-Thermal Process - 0.0%

TurboChef Technologies, Inc.†#	11,162	167,542

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	14,457	163,942
Merge Technologies, Inc.†#	21,539	108,557
Vital Images, Inc.†#	13,854	476,162

		748,661

Medical Information Systems - 0.3%

Allscripts Heathcare Solutions, Inc.†#	38,228	1,035,214
Computer Programs & Systems, Inc.	7,727	222,383
Dendrite International, Inc.†	30,798	392,367
Eclipsys Corp.†#	37,347	781,299
Phase Forward, Inc.†	28,026	370,784
Quality Systems, Inc.#	13,553	554,724

		3,356,771

Medical Instruments - 1.0%

Abaxis, Inc.†#	16,587	378,349
AngioDynamics, Inc.†	16,240	389,760
ArthroCare Corp.†#	21,591	784,833
Bruker BioSciences Corp.†	35,037	315,683
Cepheid, Inc.†#	45,068	359,192
Conceptus, Inc.†#	18,821	353,458
CONMED Corp.†	23,207	634,943
Datascope Corp.	10,657	381,521
Dexcom, Inc.†#	13,896	112,419
DJ Orthopedics, Inc.†	18,805	736,780
ev3, Inc.†#	13,629	267,674
Foxhollow Technologies, Inc.†#	17,988	402,212
Kensey Nash Corp.†#	9,546	273,588
Kyphon, Inc.†#	36,528	1,647,778
Natus Medical, Inc.†#	17,563	282,940
NuVasive, Inc.†#	27,349	646,257
Spectranetics Corp.†#	25,267	265,556
Stereotaxis, Inc.†#	19,347	222,684
SurModics, Inc.†#	13,155	486,867
Symmetry Medical, Inc.†	28,812	429,587
Thoratec Corp.†#	43,551	855,777
Ventana Medical Systems, Inc.†	23,814	958,513
Young Innovations, Inc.	4,014	102,518

		11,288,889

Medical Labs & Testing Services - 0.0%

Bio-Reference Laboratories, Inc.†#	8,599	210,590

Medical Laser Systems - 0.2%

Candela Corp.†	19,635	223,643
Intralase Corp.†	17,703	436,556
LCA-Vision, Inc.#	17,145	747,522
Palomar Medical Technologies, Inc.†#	14,380	587,854

		1,995,575

Medical Products - 1.0%

ABIOMED, Inc.†#	19,309	269,940
American Medical Systems Holdings, Inc.†#	57,663	1,172,865
Cerus Corp.†#	22,928	122,436
Cyberonics, Inc.†#	17,794	364,421
Haemonetics Corp.†	21,972	988,740
HealthTronics, Inc.†	28,959	178,677
Invacare Corp.	25,634	476,280
Luminex Corp.†#	26,414	371,645
Mentor Corp.#	30,005	1,440,540
Metabolix, Inc.†	5,920	110,230
Northstar Neuroscience, Inc.†	9,415	113,357
NxStage Medical, Inc.†#	9,997	122,463
PolyMedica Corp.#	19,034	788,008
PSS World Medical, Inc.†	55,779	1,156,856
ThermoGenesis Corp.†#	45,312	139,108
Viasys Healthcare, Inc.†	26,738	827,006
Vital Signs, Inc.	5,646	298,560
West Pharmaceutical Services, Inc.	26,682	1,207,627
Wright Medical Group, Inc.†	28,254	631,477
Zoll Medical Corp.†	15,902	442,235

		11,222,471

Medical Sterilization Products - 0.1%

STERIS Corp.	55,887	1,447,473

Medical-Biomedical/Gene - 2.0%

Advanced Magnetics, Inc.†#	7,933	467,809
ADVENTRX Pharmaceuticals, Inc.†#	55,558	127,783
Affymetrix, Inc.†#	55,724	1,433,778
Alexion Pharmaceuticals, Inc.†#	29,160	1,075,421
American Oriental Bioengineering, Inc.†	36,890	405,790
Applera Corp. - Celera Genomics Group†	63,585	884,467
Arena Pharmaceuticals, Inc.†#	50,119	634,005
ARIAD Pharmaceuticals, Inc.†#	53,865	260,168
Bio-Rad Laboratories, Inc., Class A†	15,380	1,090,750
BioCryst Pharmaceuticals, Inc.†#	18,972	191,807
Cambrex Corp.#	22,109	509,834

Cell Genesys, Inc.†#	45,711	148,104
Coley Pharmaceutical Group, Inc.†#	14,806	138,880
Cytokinetics, Inc.†	27,190	211,266
deCode Genetics, Inc.†#	50,792	198,089
Digene Corp.†#	14,484	684,803
Diversa Corp.†#	25,153	188,899
Encysive Pharmaceuticals, Inc.†#	51,587	179,007
Enzo Biochem, Inc.†#	22,605	326,642
Enzon Pharmaceuticals, Inc.†#	36,149	299,314
Exelixis, Inc.†	77,769	783,134
Genitope Corp.†#	21,691	75,702
Genomic Health, Inc.†#	10,275	193,067
Geron Corp.†#	54,448	412,716
GTx, Inc.†#	11,615	253,555
Hana Biosciences, Inc.†#	23,713	90,346
Human Genome Sciences, Inc.†#	108,564	1,194,204
Illumina, Inc.†	44,645	1,499,626
Incyte Corp.†#	69,093	442,886
Integra LifeSciences Holdings†#	15,719	660,984
InterMune, Inc.†#	21,481	651,304
Keryx Biopharmaceuticals, Inc.†	35,612	405,977
Lexicon Genetics, Inc.†	63,006	260,215
LifeCell Corp.†#	27,677	660,650
Martek Biosciences Corp.†#	26,487	599,136
Maxygen, Inc.†	24,336	268,426
Metabasis Therapeutics, Inc.†#	16,976	136,657
Momenta Pharmaceuticals, Inc.†#	20,661	253,304
Monogram Biosciences, Inc.†#	107,628	213,103
Myriad Genetics, Inc.†#	32,607	1,091,030
Nektar Therapeutics†#	73,943	876,964
Northfield Laboratories, Inc.†#	20,876	81,208
Novavax, Inc.†#	50,737	168,447
Panacos Pharmaceuticals, Inc.†#	41,593	178,850
Peregrine Pharmaceuticals, Inc.†#	155,997	160,677
Regeneron Pharmaceuticals, Inc.†	42,975	852,624
Replidyne, Inc.†#	4,138	23,380
Sangamo Biosciences, Inc.†#	23,856	168,423
Savient Pharmaceuticals, Inc.†#	43,033	582,667
SuperGen, Inc.†#	40,848	195,253
Telik, Inc.†#	43,162	250,340

		23,141,471

Medical-Drugs - 1.3%

Acadia Pharmaceuticals, Inc.†#	19,998	139,186
Adams Respiratory Therapeutics, Inc.†#	25,062	910,252
Adolor Corp.†#	37,372	249,645
Akorn, Inc.†#	39,976	236,258
Array Biopharma, Inc.†	32,264	378,457
Auxilium Pharmaceuticals, Inc.†	21,387	265,840
Bradley Pharmaceuticals, Inc.†#	12,015	232,851
Cadence Pharmaceuticals, Inc.†#	5,704	81,339
CombinatoRx, Inc.#	20,337	165,950
Cubist Pharmaceuticals, Inc.†#	44,853	898,406
Durect Corp.†#	50,665	204,180
Emergent Biosolutions, Inc.†	4,122	51,814
Hi-Tech Pharmacal Co., Inc.†#	7,631	84,017
Idenix Pharmaceuticals, Inc.†#	20,391	193,918
Indevus Pharmaceuticals, Inc.†#	45,113	312,182
K-V Pharmaceutical Co., Class A†#	31,957	787,740
Medicis Pharmaceutical Corp., Class A#	44,964	1,634,891
New River Pharmaceuticals, Inc.†#	13,100	828,575
OSI Pharmaceuticals, Inc.†#	47,005	1,626,373
Pain Therapeutics, Inc.†#	29,365	231,690
Pharmion Corp.†#	19,956	522,448
Pozen, Inc.†	20,715	325,847
Prestige Brands Holdings, Inc.†	27,488	315,012
Rigel Pharmaceuticals, Inc.†#	20,521	214,855
Salix Pharmaceuticals, Ltd.†#	38,428	546,062
Santarus, Inc.†#	41,762	276,047
Sciele Pharma, Inc.†#	24,051	553,173
Somaxon Pharmaceuticals, Inc.†#	4,128	46,853
Valeant Pharmaceuticals International#	76,655	1,374,424
ViroPharma, Inc.†	56,656	906,496
Xenoport, Inc.†	16,625	428,592
Zymogenetics, Inc.†#	30,983	464,745

		15,488,118

Medical-Generic Drugs - 0.2%

Alpharma, Inc., Class A	35,071	924,471
Caraco Pharmaceutical Laboratories, Ltd†#	8,053	87,456
Par Pharmaceutical Cos., Inc.†#	28,951	702,930
Perrigo Co.#	64,164	1,071,539

		2,786,396

Medical-HMO - 0.3%

AMERIGROUP Corp.†	42,690	1,412,185
Centene Corp.†	35,589	858,407
Magellan Health Services, Inc.†	30,557	1,277,588
Molina Healthcare, Inc.†#	10,083	314,186

		3,862,366

Medical-Hospitals - 0.2%

Horizon Health Corp.†#	12,399	242,276
Medcath Corp.†	7,299	211,817
Symbion, Inc.†	14,893	310,966
United Surgical Partners International, Inc.†	36,683	1,120,299

		1,885,358

Medical-Nursing Homes - 0.2%

Genesis HealthCare Corp.†	16,164	1,019,140
Kindred Healthcare, Inc.†	23,501	773,653
National Healthcare Corp.	5,331	292,032
Sun Healthcare Group, Inc.†	26,205	344,596

		2,429,421

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†#	8,569	214,139
Amedisys, Inc.†	21,203	678,072
Amsurg Corp.†#	24,603	567,099
Apria Healthcare Group, Inc.†	35,027	1,115,610
Gentiva Health Services, Inc.†	22,223	438,682
Hythiam, Inc.†#	21,637	173,096
LHC Group, Inc.†	9,707	278,397
Odyssey HealthCare, Inc.†	28,550	387,709
Option Care, Inc.#	21,601	286,861
Radiation Therapy Services, Inc.†#	10,149	306,297
Res-Care, Inc.†	18,246	325,144
VistaCare, Inc., Class A†#	8,587	80,890

		4,851,996

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	5,935	150,452
CIRCOR International, Inc.	13,203	454,975
Dynamic Materials Corp.†#	9,738	304,507
Kaydon Corp.	23,297	1,010,391
Ladish Co,. Inc.†#	11,580	484,044
LB Foster Co., Class A†#	8,430	166,493
Mueller Industries, Inc.#	30,443	907,201
NN, Inc.	14,237	168,424
Quanex Corp.#	31,186	1,219,061
RBC Bearings, Inc.†	16,895	551,284
Worthington Industries, Inc.#	59,785	1,190,917

		6,607,749

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	8,236	237,197
Lawson Products, Inc.	3,487	136,655

		373,852

Metal-Aluminum - 0.1%

Century Aluminum Co.†	19,097	869,486

Metal-Diversified - 0.1%

Hecla Mining Co.†#	98,446	758,034

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc.#	34,413	1,940,893
Gibraltar Industries, Inc.	20,001	465,023

		2,405,916

Mining - 0.0%

Royal Gold, Inc.#	16,056	531,454

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	7,462	228,636
AptarGroup, Inc.	29,024	1,909,779
Freightcar America, Inc.#	10,383	514,374
Reddy Ice Holdings, Inc.	13,780	371,784

		3,024,573

Motion Pictures & Services - 0.1%

Macrovision Corp.†#	42,711	1,053,680

MRI/Medical Diagnostic Imaging - 0.0%

Alliance Imaging, Inc.†#	12,555	90,271
Nighthawk Radiology Holdings, Inc.†#	5,195	107,952

		198,223

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	47,573	807,314

Multimedia - 0.4%

Belo Corp., Class A	75,023	1,398,429
Entravision Communications Corp., Class A†	55,301	499,368
Gemstar-TV Guide International, Inc.†	204,887	829,792
Journal Communications, Inc., Class A	36,144	481,438
Martha Stewart Living Omnimedia, Inc., Class A#	20,888	388,935
Media General, Inc., Class A	18,244	748,734
Private Media Group, Ltd.†#	20,811	66,803

		4,413,499

Music - 0.0%

Steinway Musical Instruments, Inc.	6,048	193,838

Networking Products - 1.1%

3Com Corp.†	323,303	1,251,183
Acme Packet, Inc.†#	11,006	182,810
Adaptec, Inc.†#	94,197	343,819
Aeroflex, Inc.†#	62,111	709,929
Anixter International, Inc.†	27,285	1,691,670
Atheros Communications, Inc.†#	42,635	1,077,387
Black Box Corp.	14,434	546,760
Extreme Networks, Inc.†	98,456	434,191
Foundry Networks, Inc.†	120,343	1,757,008
Hypercom Corp.†	44,314	251,260
Ixia†#	35,414	390,262
Netgear, Inc.†	27,377	740,000
Parkervision, Inc.†#	15,554	169,694
Polycom, Inc.†	72,068	2,298,969
SafeNet, Inc.†#	21,512	590,504
Zhone Technologies, Inc.†#	91,611	106,269

		12,541,715

Non-Ferrous Metals - 0.3%

Brush Engineered Materials, Inc.†	16,030	718,465
RTI International Metals, Inc.†#	18,805	1,622,495
USEC, Inc.†#	71,810	1,018,266

		3,359,226

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	18,142	214,257
Waste Connections, Inc.†#	36,782	1,626,500
Waste Industries USA, Inc.#	6,148	155,975
Waste Services, Inc.†#	30,561	326,697

		2,323,429

Office Automation & Equipment - 0.2%

Global Imaging Systems, Inc.†	42,833	859,658
IKON Office Solutions, Inc.#	90,760	1,268,825

		2,128,483

Office Furnishings-Original - 0.3%

CompX International, Inc.	1,321	21,559
Herman Miller, Inc.	54,798	2,108,079
Interface, Inc. Class A	39,459	624,241
Knoll, Inc.	25,038	579,630

		3,333,509

Office Supplies & Forms - 0.2%

ACCO Brands Corp.†	37,199	810,194
Ennis, Inc.	21,048	543,039
John H. Harland Co.	22,174	1,119,787
The Standard Register Co.	14,737	193,202

		2,666,222

Oil & Gas Drilling - 0.4%

Atlas America, Inc.†	14,340	765,899
Atwood Oceanics, Inc.†	22,302	1,128,481
Bronco Drilling Co., Inc.†#	11,227	168,630
Grey Wolf, Inc.†	160,628	1,074,601
Parker Drilling Co.†	89,319	765,464
Pioneer Drilling Co.†#	34,164	412,018

		4,315,093

Oil Companies-Exploration & Production - 1.9%

Arena Resources, Inc.†#	9,709	438,458
ATP Oil & Gas Corp.†	16,661	686,433

Aurora Oil & Gas Corp.†	69,383	170,682
Berry Petroleum Co., Class A#	29,155	882,813
Bill Barrett Corp.†#	23,514	691,782
Bois d’Arc Energy, Inc.†#	13,887	189,002
Brigham Exploration Co.†#	37,566	222,391
Callon Petroleum Co.†	16,779	223,496
Carrizo Oil & Gas, Inc.†#	18,324	564,013
Clayton Williams Energy, Inc.†	4,373	134,382
Comstock Resources, Inc.†	35,503	953,256
Delta Petroleum Corp.†#	43,703	874,060
Edge Petroleum Corp.†	14,348	180,354
Encore Acquisition Co.†	43,611	1,058,439
Energy Partners, Ltd.†#	31,666	687,152
EXCO Resources, Inc.†	42,956	748,294
Gasco Energy, Inc.†#	60,651	126,154
GeoGlobal Resources, Inc.†#	24,749	153,691
GeoMet, Inc.†#	8,465	69,752
GMX Resources, Inc.†#	6,637	215,371
Goodrich Petroleum Corp.†#	11,781	403,028
Gulfport Energy Corp.†#	10,622	126,402
Harvest Natural Resources, Inc.†	30,681	289,935
Houston Exploration Co.†	24,031	1,259,705
Mariner Energy, Inc.†	60,485	1,118,973
McMoRan Exploration Co.†#	20,153	257,757
Meridian Resource Corp.†	71,804	185,254
Parallel Petroleum Corp.†#	30,947	592,635
Penn Virginia Corp.	15,404	1,073,351
PetroHawk Energy Corp.†	117,487	1,406,319
Petroleum Development Corp.†	11,922	624,355
Petroquest Energy, Inc.†#	33,823	389,303
PrimeEnergy Corp.†#	612	33,660
Quest Resource Corp.†	16,153	136,008
RAM Energy Resources, Inc.†#	17,223	72,337
Rosetta Resources, Inc.†#	41,790	767,682
Stone Energy Corp.†#	22,522	691,425
Swift Energy Co.†#	24,065	934,685
The Exploration Co. of Delaware, Inc.†#	24,095	274,683
Toreador Resources Corp.†	9,987	239,788
Transmeridian Exploration, Inc.†#	60,222	241,490
Vaalco Energy, Inc.†#	47,583	305,959
Venoco, Inc.†#	10,333	157,062
Warren Resources, Inc.†#	44,058	493,890
Whiting Petroleum Corp.†#	30,527	1,181,700

		22,527,361

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.	8,491	140,611
PetroCorp, Inc.(3)(4)	2,364	0

		140,611

Oil Field Machinery & Equipment - 0.5%

CARBO Ceramics, Inc.#	16,560	714,067
Complete Production Services, Inc.†	21,511	413,226
Dril-Quip, Inc.†#	18,285	705,435
Gulf Island Fabrication, Inc.	9,960	341,230
Hydril†	13,843	1,317,162
Lone Star Technologies, Inc.†	25,424	1,208,403
Lufkin Industries, Inc.	12,223	658,086
Metretek Technologies, Inc.†#	12,962	157,618
NATCO Group, Inc., Class A†	12,073	418,329
T-3 Energy Services, Inc.†	1,180	25,040

		5,958,596

Oil Refining & Marketing - 0.2%

Alon USA Energy, Inc.#	9,937	279,727
Crosstex Energy, Inc.#	26,183	849,638
Giant Industries, Inc.†	12,095	913,656
Sulphco, Inc.†#	28,734	91,949
Western Refining, Inc.#	19,155	553,771

		2,688,741

Oil-Field Services - 0.8%

Allis-Chalmers Energy, Inc.†#	22,310	366,107
Basic Energy Services, Inc.†	11,692	266,227
Hanover Compressor Co.†#	84,456	1,853,809
Hercules Offshore, Inc.†	16,740	445,786
Hornbeck Offshore Services, Inc.†#	20,281	542,922
MarkWest Hydrocarbon, Inc.	5,162	323,451
Matrix Service Co.†	18,992	340,527
Newpark Resources, Inc.†#	73,825	450,333
Oil States International, Inc.†#	40,907	1,200,620
RPC, Inc.#	26,425	395,054
Superior Well Services, Inc.†#	10,705	242,789
Trico Marine Services, Inc.†#	9,789	356,711
Union Drilling, Inc.†	11,084	134,671
Universal Compression Holdings, Inc.†	24,902	1,667,189
W-H Energy Services, Inc.†	24,332	1,021,944

		9,608,140

Optical Supplies - 0.0%

Oakley, Inc.#	20,552	431,181

Paper & Related Products - 0.7%

Bowater, Inc.#	46,196	1,117,019
Buckeye Technologies, Inc.†	31,109	395,706
Caraustar Industries, Inc.†	24,018	189,022
Glatfelter	36,716	623,071
Longview Fibre Co.	54,311	1,337,137
Mercer International, Inc. SBI†#	22,412	281,046
Neenah Paper, Inc.#	12,197	452,509
Potlatch Corp.#	31,910	1,442,332
Rock-Tenn Co., Class A	27,873	905,036
Schweitzer-Mauduit International, Inc.	12,751	304,239
Wausau Paper Corp.	37,033	535,868
Xerium Technologies, Inc.	16,288	166,300

		7,749,285

Patient Monitoring Equipment - 0.0%

Aspect Medical Systems, Inc.†#	13,468	217,508
Visicu, Inc.†#	5,694	40,029

		257,537

Pharmacy Services - 0.1%

HealthExtras, Inc.†	22,434	594,501

Physical Therapy/Rehabilation Centers - 0.2%

Psychiatric Solutions, Inc.†#	43,721	1,747,091
RehabCare Group, Inc.†	14,023	213,150

		1,960,241

Physicians Practice Management - 0.1%

Healthways, Inc.†	28,510	1,239,900

Matria Healthcare, Inc.†#	17,323	439,484

		1,679,384

Platinum - 0.0%

Stillwater Mining Co.†#	34,113	434,258

Poultry - 0.1%

Pilgrim’s Pride Corp.#	33,426	1,024,173
Sanderson Farms, Inc.#	14,023	453,644

		1,477,817

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	29,108	586,235
Capstone Turbine Corp.†#	84,863	74,679
Powell Industries, Inc.†	6,361	191,848
Power-One, Inc.†#	57,792	355,999
Vicor Corp.	16,373	152,924

		1,361,685

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	229,594	1,037,765

Printing-Commercial - 0.2%

Bowne & Co., Inc.#	24,664	383,032
Cenveo, Inc.†#	43,967	969,912
Consolidated Graphics, Inc.†	9,302	662,861
Valassis Communications, Inc.†	39,472	656,814

		2,672,619

Private Corrections - 0.1%

Cornell Cos., Inc.†	9,435	193,606
Geo Group, Inc.†	16,071	751,962

		945,568

Protection/Safety - 0.0%

Landauer, Inc.	7,499	381,474

Publishing-Books - 0.1%

Courier Corp.#	8,278	316,220
Scholastic Corp.†#	28,983	1,008,318

		1,324,538

Publishing-Newspapers - 0.2%

GateHouse Media, Inc.#	12,966	250,762
Journal Register Co.	32,686	232,071
Lee Enterprises, Inc.	37,786	1,203,862
Sun-Times Media Group, Inc., Class A#	54,547	217,643

		1,904,338

Publishing-Periodicals - 0.2%

Playboy Enterprises, Inc., Class B†#	17,584	181,818
Primedia, Inc.†#	163,996	405,070
Reader’s Digest Association, Inc.	79,604	1,350,880
Value Line, Inc.	1,113	49,540

		1,987,308

Quarrying - 0.1%

Compass Minerals International, Inc.#	26,411	862,847

Racetracks - 0.1%

Churchill Downs, Inc.#	7,216	316,494
Dover Motorsports, Inc.#	13,560	72,275
Magna Entertainment Corp., Class A†#	33,017	135,039
Speedway Motorsports, Inc.	12,640	472,357

		996,165

Radio - 0.3%

Citadel Broadcasting Corp.#	30,477	310,256
Cox Radio, Inc., Class A†	37,307	539,459
Cumulus Media, Inc., Class A†#	28,229	277,491
Emmis Communications Corp., Class A#	27,184	223,452
Entercom Communications Corp.	26,340	753,061
Radio One, Inc., Class D†	63,190	444,858
Salem Communications Corp., Class A	8,209	98,262
Spanish Broadcasting System, Inc., Class A†#	36,816	166,040
Westwood One, Inc.	57,970	395,935

		3,208,814

Real Estate Investment Trusts - 6.9%

Acadia Realty Trust	26,240	708,480
Affordable Residential Communities†#	35,038	415,901
Agree Reality Corp.	6,366	215,425
Alexander’s, Inc.†	1,660	679,355
Alexandria Real Estate Equities, Inc.	24,040	2,528,768
American Campus Communities, Inc.	18,917	572,239
American Financial Realty Trust	106,998	1,187,678
American Home Mtg. Investment Corp.#	36,412	995,868
Anthracite Capital, Inc.	47,127	589,559
Anworth Mtg. Asset Corp.	37,474	333,144
Arbor Realty Trust, Inc.	9,819	302,327
Ashford Hospitality Trust, Inc.	49,640	615,536
BioMed Realty Trust, Inc.#	53,874	1,505,778
Capital Lease Funding, Inc.#	27,408	290,799
Capital Trust, Inc., Class A	9,212	423,752
CBRE Realty Finance, Inc.	8,215	107,452
Cedar Shopping Centers, Inc.	35,556	570,674
Corporate Office Properties Trust#	27,546	1,405,397
Cousins Properties, Inc.	31,638	1,086,449
Crescent Real Estate Equities Co.	65,126	1,295,356
Crystal River Capital, Inc.	6,201	158,063
Deerfield Triarc Capital Corp.	42,673	657,164
DiamondRock Hospitality Co.	71,721	1,297,433
Digital Realty Trust, Inc.	20,879	827,644
EastGroup Properties, Inc.	19,517	1,053,528
Education Realty Trust, Inc.#	21,816	322,659
Entertainment Properties Trust	21,851	1,431,241
Equity Inns, Inc.	45,043	698,167
Equity Lifestyle Properties, Inc.	16,045	902,531
Equity One, Inc.#	31,513	845,179
Extra Space Storage, Inc.#	47,533	905,028
FelCor Lodging Trust, Inc.	50,300	1,186,074
Fieldstone Investment Corp.	40,092	197,253
First Industrial Realty Trust, Inc.#	36,970	1,717,256
First Potomac Reality Trust	19,816	593,489
Franklin Street Properties Corp.#	48,224	925,901
Getty Realty Corp.	14,497	430,126
Glimcher Realty Trust#	30,265	841,670
GMH Communities Trust#	32,793	350,557
Gramercy Capital Corp.	15,419	495,875
Healthcare Realty Trust, Inc.#	39,490	1,529,843
Hersha Hospitality Trust	26,102	291,037
Highland Hospitality Corp.	49,330	809,505
Highwoods Properties, Inc.	44,650	1,972,637

Home Properties, Inc.	28,504	1,669,764
HomeBanc Corp.#	46,788	130,071
Impac Mtg. Holdings, Inc.#	62,871	413,691
Inland Real Estate Corp.#	55,858	1,067,446
Innkeepers USA Trust	35,674	595,756
Investors Real Estate Trust#	38,461	386,533
Jer Investors Trust, Inc.	21,218	403,566
Kite Realty Group Trust#	23,610	478,339
KKR Financial Corp.	66,391	1,834,383
LaSalle Hotel Properties	33,000	1,466,190
Lexington Corporate Properties Trust#	56,477	1,160,602
LTC Properties, Inc.#	19,299	499,072
Luminent Mtg. Capital, Inc.	39,356	362,862
Maguire Properties, Inc.	31,284	1,221,953
Medical Properties Trust, Inc.#	33,087	508,216
MFA Mtg. Investments, Inc.	65,416	484,733
Mid-America Apartment Communities, Inc.	19,514	1,077,758
Mills Corp.#	46,756	1,167,497
National Health Investors, Inc.	19,460	591,584
National Retail Properties, Inc.	47,810	1,156,046
Nationwide Health Properties, Inc.#	69,799	2,308,951
Newcastle Investment Corp.	39,760	1,172,920
NorthStar Realty Finance Corp.	48,475	735,366
Novastar Financial, Inc.#	30,559	243,555
Omega Healthcare Investors, Inc.	47,904	864,188
Parkway Properties, Inc.	12,524	673,666
Pennsylvania Real Estate Investment Trust	30,271	1,306,496
Post Properties, Inc.	35,439	1,705,325
PS Business Parks, Inc.	13,188	949,536
RAIT Investment Trust#	51,344	1,717,457
Ramco-Gershenson Properties Trust#	13,916	496,801
Realty Income Corp.	82,474	2,268,860
Redwood Trust, Inc.	16,031	865,674
Republic Property Trust	21,517	252,394
Saul Centers, Inc.	9,047	518,393
Senior Housing Properties Trust	56,504	1,352,706
Sovran Self Storage, Inc.	16,629	968,140
Spirit Finance Corp.	88,811	1,147,438
Strategic Hotel Capital, Inc.#	60,440	1,271,053
Sun Communities, Inc.	14,925	457,899
Sunstone Hotel Investors, Inc.	47,854	1,356,182
Tanger Factory Outlet Centers, Inc.#	25,575	1,027,604
U-Store-It Trust	38,821	838,534
Universal Health Realty Income Trust	9,732	364,074
Urstadt Biddle Properties, Inc., Class A	17,439	314,251
Washington Real Estate Investment Trust#	37,170	1,486,057
Winston Hotels, Inc.	24,121	338,659
Winthrop Realty Trust	32,182	214,332

		80,162,370

Real Estate Management/Services - 0.0%

Housevalues, Inc.†	11,166	56,835
Tarragon Corp.#	11,161	146,432

		203,267

Real Estate Operations & Development - 0.1%

Avatar Holdings, Inc.†#	4,788	345,023
California Coastal Communities, Inc.†	8,965	176,252
Consolidated-Tomoka Land Co.#	4,686	359,041
Resource Capital Corp.	4,427	73,533

		953,849

Recreational Centers - 0.1%

Bally Total Fitness Holding Corp.†#	30,421	62,667
Life Time Fitness, Inc.†#	25,101	1,199,828
Town Sports International Holdings, Inc.†	7,390	145,140

		1,407,635

Recreational Vehicles - 0.1%

Arctic Cat, Inc.#	10,605	196,935
Polaris Industries, Inc.#	32,286	1,546,176

		1,743,111

Recycling - 0.1%

Metal Management, Inc.	21,521	861,701

Rental Auto/Equipment - 0.4%

Aaron Rents, Inc.	36,150	989,064
Dollar Thrifty Automotive Group, Inc.†	20,357	1,057,139
Electro Rent Corp.†	15,733	239,299
H&E Equipment Services, Inc.†	9,464	249,944
McGrath Rentcorp	18,136	539,909
Rent-A-Center, Inc.†	57,351	1,624,180

		4,699,535

Research & Development - 0.2%

Albany Molecular Research, Inc.†	21,006	198,717
Exponent, Inc.†	12,257	225,651
Kendle International, Inc.†	10,135	351,178
Parexel International Corp.†	22,432	762,912
PharmaNet Development Group, Inc.†#	14,997	304,739
PRA International†#	14,766	296,206
Senomyx, Inc.†#	24,630	310,831

		2,450,234

Resorts/Theme Parks - 0.2%

Bluegreen Corp.†	17,265	210,287
Great Wolf Resorts, Inc.†#	22,141	296,025
Six Flags, Inc.†	58,741	363,607
Vail Resorts, Inc.†#	25,006	1,299,312

		2,169,231

Retail-Apparel/Shoe - 1.8%

Aeropostale, Inc.†	45,034	1,650,046
Bebe Stores, Inc.#	19,520	358,778
Brown Shoe Co., Inc.	23,414	1,201,138
Buckle, Inc.#	11,974	412,863
Cache, Inc.†#	10,106	227,284
Casual Male Retail Group, Inc.†#	28,247	353,087
Cato Corp., Class A	25,235	551,637
Charlotte Russe Holding, Inc.†	14,053	410,207
Charming Shoppes, Inc.†	101,077	1,260,430
Children’s Place Retail Stores, Inc.†	18,666	1,016,550
Christopher & Banks Corp.	30,162	560,108
Deb Shops, Inc.	4,117	110,294
dELiA*s, Inc.†	19,941	201,404
Dress Barn, Inc.†	37,993	798,613
DSW, Inc., Class A†#	13,376	535,709

Genesco, Inc.†#	19,236	769,440
Hot Topic, Inc.†#	36,472	388,792
J Crew Group, Inc.†	17,874	644,179
Jos. A. Bank Clothiers, Inc.†#	14,866	458,170
Kenneth Cole Productions, Inc. Class A	7,577	193,592
Men’s Wearhouse, Inc.	39,342	1,742,064
New York & Co., Inc.†	17,665	255,613
Pacific Sunwear of California, Inc.†	60,136	1,082,448
Payless ShoeSource, Inc.†#	54,975	1,698,727
Shoe Carnival, Inc.†	6,915	208,764
Stage Stores, Inc.	35,992	789,305
Stein Mart, Inc.	21,646	314,516
Syms Corp.†#	5,378	103,258
Talbots, Inc.#	18,586	469,111
The Finish Line, Inc., Class A#	35,174	447,062
Tween Brands, Inc.†	27,755	995,017
Under Armour, Inc., Class A†#	17,171	789,007
Wet Seal, Inc., Class A†#	64,364	386,828

		21,384,041

Retail-Appliances - 0.0%

Conn’s, Inc.†#	6,442	163,047

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†#	12,859	251,779

Retail-Auto Parts - 0.1%

CSK Auto Corp.†#	36,185	625,638
PEP Boys-Manny Moe & Jack#	44,798	678,690

		1,304,328

Retail-Automobile - 0.2%

America’s Car-Mart, Inc.†#	7,621	87,413
Asbury Automotive Group, Inc.	10,130	270,572
Group 1 Automotive, Inc.	20,518	949,368
Lithia Motors, Inc., Class A	13,075	385,190
Rush Enterprises, Inc.†	18,007	334,390
Sonic Automotive, Inc.	24,895	731,913

		2,758,846

Retail-Bedding - 0.1%

Select Comfort Corp.†#	44,472	824,066

Retail-Bookstore - 0.1%

Books-A-Million, Inc.#	11,702	186,764
Borders Group, Inc.	49,074	1,049,202

		1,235,966

Retail-Computer Equipment - 0.1%

Insight Enterprises, Inc.†	39,868	770,250
Systemax, Inc.†#	7,971	211,630

		981,880

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	41,600	1,040,416
Susser Holdings Corp.†	6,170	111,183
The Pantry, Inc.†	18,731	883,167

		2,034,766

Retail-Discount - 0.3%

99 Cents Only Stores†#	39,067	583,270
Big Lots, Inc.†	93,279	2,334,773
Citi Trends, Inc.†#	5,213	218,373
Fred’s, Inc.	32,967	450,989
Tuesday Morning Corp.†#	24,749	389,549

		3,976,954

Retail-Drug Store - 0.1%

Longs Drug Stores Corp.	26,286	1,210,733

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†#	19,862	447,491

Retail-Hair Salons - 0.1%

Regis Corp.	37,716	1,587,089

Retail-Home Furnishings - 0.1%

Cost Plus, Inc.†#	18,226	195,748
Haverty Furniture Cos., Inc.#	18,602	271,775
Pier 1 Imports, Inc.#	71,933	488,425
Restoration Hardware, Inc.†#	24,425	163,159

		1,119,107

Retail-Hypermarkets - 0.0%

Smart & Final, Inc.†	11,441	245,409

Retail-Jewelry - 0.1%

Movado Group, Inc.	14,610	431,141
Zale Corp.†#	39,563	1,019,143

		1,450,284

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	13,614	310,399
West Marine, Inc.†#	11,838	198,405

		508,804

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.†	6,571	95,542

Retail-Music Store - 0.1%

Guitar Center, Inc.†#	24,174	1,059,063

Retail-Office Supplies - 0.1%

School Specialty, Inc.†	17,410	649,567

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	24,452	992,996
Ezcorp, Inc., Class A†	29,286	434,897
First Cash Financial Services, Inc.†	23,043	518,006

		1,945,899

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	22,732	1,025,213

Retail-Regional Department Stores - 0.1%

Bon-Ton Stores, Inc.#	5,496	269,414
Retail Ventures, Inc.†#	17,501	356,145

		625,559

Retail-Restaurants - 1.9%

AFC Enterprises, Inc.†#	21,212	364,634
Applebee’s International, Inc.	61,352	1,568,157
BJ’s Restaurants, Inc.†#	12,987	264,675
Bob Evans Farms, Inc.	29,617	1,070,951
Buffalo Wild Wings, Inc.†	6,073	334,015
California Pizza Kitchen, Inc.†#	16,360	523,193
CBRL Group, Inc.	25,538	1,191,603
CEC Entertainment, Inc.†	27,498	1,172,515
Chipotle Mexican Grill, Inc., Class B†	20,166	1,123,851
CKE Restaurants, Inc.	56,402	1,089,687

Cosi, Inc.†#	28,381	164,894
Denny’s Corp.†	75,998	360,230
Domino’s Pizza, Inc.	31,303	966,011
IHOP Corp.#	15,176	845,607
Jack in the Box, Inc.†	29,198	1,995,391
Krispy Kreme Doughnuts, Inc.†	45,360	461,311
Landry’s Restaurants, Inc.	13,522	397,817
Luby’s, Inc.†	17,688	182,717
Mccormick & Schmick’s Seafood Restaurants, Inc.†	9,835	247,547
Morton’s Restaurant Group, Inc.†	8,264	155,363
O’Charley’s, Inc.†	19,076	400,024
Papa John’s International, Inc.†	20,113	593,937
PF Chang’s China Bistro, Inc.†#	21,905	957,029
Rare Hospitality International, Inc.†	28,000	864,080
Red Robin Gourmet Burgers, Inc.†#	13,653	539,020
Ruby Tuesday, Inc.	48,756	1,428,551
Ruth’s Chris Steak House, Inc.†#	14,410	310,968
Sonic Corp†	57,406	1,243,988
Texas Roadhouse, Inc., Class A†#	43,064	630,888
The Steak n Shake Co.†	23,257	399,788
Triarc Cos., Inc. Class B#	50,839	916,627

		22,765,069

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	18,756	448,081
Cabela’s Inc., Class A†#	26,441	657,323
Hibbett Sports, Inc.†	26,462	825,085
Zumiez, Inc.†#	11,909	405,025

		2,335,514

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†#	12,160	322,240

Retail-Video Rentals - 0.1%

Blockbuster, Inc., Class A†#	157,493	1,045,754

Retirement/Aged Care - 0.2%

Capital Senior Living Corp.†	17,959	193,598
Emeritus Corp.†#	4,081	114,064
Five Star Quality Care, Inc.†	26,070	297,980
Sunrise Senior Living, Inc.†	36,682	1,437,568

		2,043,210

Rubber-Tires - 0.1%

Bandag, Inc.#	9,275	469,129
Cooper Tire & Rubber Co.	50,666	746,817

		1,215,946

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	22,019	374,984
PW Eagle, Inc.#	8,687	288,582

		663,566

Satellite Telecom - 0.1%

Globalstar, Inc.†#	15,695	183,632
Loral Space & Communications, Inc.†	9,400	437,570

		621,202

Savings & Loans/Thrifts - 1.6%

Abington Community Bancorp, Inc.#	5,755	111,705
Anchor BanCorp Wisconsin, Inc.	16,131	456,023
BankAtlantic Bancorp, Inc. Class A	38,992	497,538
BankUnited Financial Corp. Class A#	25,864	631,599
Berkshire Hills Bancorp, Inc.#	7,111	245,827
BFC Financial Corp., Class A†#	13,431	78,437
Brookline Bancorp, Inc.#	50,870	649,101
Citizens First Bancorp, Inc.	6,958	174,855
Clifton Savings Bancorp, Inc.	11,008	130,004
Dime Community Bancshares#	20,657	259,659
Downey Financial Corp.	17,371	1,138,495
First Financial Holdings, Inc.#	9,933	344,178
First Niagara Financial Group, Inc.	91,801	1,303,574
First Place Financial Corp.	14,400	301,248
FirstFed Financial Corp.†#	13,715	784,498
Flagstar Bancorp, Inc.#	33,518	463,889
Flushing Financial Corp.	15,808	256,880
Franklin Bank Corp.†#	19,336	356,749
Home Federal Bancorp, Inc.	5,132	79,187
Horizon Financial Corp.	10,218	224,081
Investors Bancorp, Inc.†	43,893	662,784
ITLA Capital Corp.	4,584	236,626
Kearny Financial Corp.#	18,025	266,049
KNBT Bancorp, Inc.	23,922	361,701
MAF Bancorp, Inc.	27,791	1,229,752
NASB Financial, Inc.#	3,274	114,459
NewAlliance Bancshares, Inc.#	94,014	1,485,421
Northwest Bancorp, Inc.#	15,431	405,218
OceanFirst Financial Corp.	7,205	149,864
Partners Trust Financial Group, Inc.	37,151	421,292
PennFed Financial Services, Inc.	7,905	160,867
PFF BanCorp., Inc.	20,232	639,736
Provident Financial Services, Inc.	53,122	932,822
Provident New York Bancorp, Inc.#	35,043	474,833
Rockville Financial, Inc.#	7,224	108,288
Roma Financial Corp.†#	8,381	123,704
Sterling Financial Corp.	40,495	1,331,865
TierOne Corp.	14,987	416,489
United Community Financial Corp.	22,400	241,696
ViewPoint Financial Group	9,586	163,441
Wauwatosa Holdings, Inc.†#	8,630	152,837
Westfield Finl Inc New Com	10,424	110,182
Willow Grove Bancorp, Inc.#	12,916	163,258
WSFS Financial Corp.	4,880	327,448

		19,168,159

Schools - 0.4%

Capella Education Co.†	3,185	104,181
Corinthian Colleges, Inc.†#	71,156	992,626
DeVry, Inc.	50,369	1,392,199
Educate, Inc.†#	14,604	114,496
Lincoln Educational Services Corp.†#	3,749	44,651
Strayer Education, Inc.	11,844	1,396,289
Universal Technical Institute, Inc.†#	18,952	447,836

		4,492,278

School-Day Care - 0.1%

Bright Horizons Family Solutions, Inc.†#	21,538	863,243

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†#	6,218	261,840
Input/Output, Inc.†#	58,213	789,950

		1,051,790

Semiconductor Equipment - 1.3%

Asyst Technologies, Inc.†	40,016	282,513
ATMI, Inc.†#	28,840	958,642
Axcelis Technologies, Inc.†#	83,416	607,268
Brooks Automation, Inc.†#	61,648	957,393
Cabot Microelectronics Corp.†#	19,994	654,404
Cohu, Inc.#	18,627	347,207
Credence Systems Corp.†#	82,523	374,654
Entegris, Inc.†#	113,632	1,265,860
FormFactor, Inc.†#	37,813	1,616,506
Kulicke and Soffa Industries, Inc.†#	46,862	445,189
LTX Corp.†#	50,972	317,046
Mattson Technology, Inc.†	43,323	381,676
MKS Instruments, Inc.†	30,056	724,951
Nextest Systems Corp.†	4,974	61,180
Photronics, Inc.†#	34,188	527,179
Rudolph Technologies, Inc.†#	20,197	329,211
Semitool, Inc.†#	18,154	236,184
Tessera Technologies, Inc.†	38,125	1,541,012
Ultratech, Inc.†#	19,754	261,543
Varian Semiconductor Equipment Associates, Inc.†	47,276	2,259,320
Veeco Instruments, Inc.†	24,986	489,476

		14,638,414

Semiconductors Components-Intergrated Circuits - 0.5%

Anadigics, Inc.†#	38,976	475,897
Cirrus Logic, Inc.†	72,240	626,321
Emulex Corp.†	69,665	1,247,004
Exar Corp.†	25,772	346,633
Genesis Microchip, Inc.†#	29,306	232,983
Hitte Microwave Corp.†#	10,731	450,058
Micrel, Inc.†	56,282	656,248
Pericom Semiconductor Corp.†	21,748	220,090
Standard Microsystems Corp.†	18,320	523,402
Techwell, Inc.†	4,653	55,929
TriQuint Semiconductor, Inc.†#	115,379	576,895

		5,411,460

Software Tools - 0.1%

Altiris, Inc.†	19,336	629,193
Borland Software Corp.†	64,258	333,499

		962,692

Specified Purpose Acquisitions - 0.0%

Star Maritime Acquisition Corp.†#	15,585	155,382

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	91,561	1,364,259
Valmont Industries, Inc.	14,935	847,113

		2,211,372

Steel-Producers - 0.5%

AK Steel Holding Corp.†	90,875	2,101,939
Chaparral Steel Co.	38,037	1,895,384
Olympic Steel, Inc.#	6,913	203,519
Ryerson, Inc.#	21,515	740,116
Schnitzer Steel Industries, Inc, Class A.#	18,659	700,272
Shiloh Industries, Inc.	3,986	47,274
Steel Technologies, Inc.	9,437	276,693
Wheeling-Pittsburgh Corp.†#	8,899	220,250

		6,185,447

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†	29,117	784,121

Sugar - 0.0%

Imperial Sugar Co.#	9,338	288,264

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	27,105	364,291

Telecom Equipment-Fiber Optics - 0.3%

Avanex Corp.†#	135,798	253,942
C-COR, Inc.†	39,644	541,141
Finisar Corp.†#	188,036	599,835
Harmonic, Inc.†	61,266	539,753
MRV Communications, Inc.†#	103,224	389,155
Newport Corp.†	33,564	599,453
Oplink Communications, Inc.†	13,498	222,582
Optical Communication Products, Inc.†#	16,474	23,228
Sycamore Networks, Inc.†	152,238	583,072

		3,752,161

Telecom Services - 0.9%

Cbeyond, Inc.†#	13,598	422,490
Commonwealth Telephone Enterprises, Inc.	17,685	755,503
Consolidated Commerce Holdings, Inc.	16,798	342,343
Eschelon Telecom, Inc.†	7,717	183,896
Fairpoint Communications, Inc.#	22,719	433,933
FiberTower Corp.†#	97,546	519,920
Harris Stratex Networks, Inc.†#	19,848	404,899
Iowa Telecommunications Services, Inc.	25,946	519,699
Lightbridge, Inc.†	22,477	362,779
MasTec, Inc.†	33,235	380,873
NTELOS Holdings Corp.†#	12,450	232,442
Orbcomm, Inc.†#	7,617	98,107
Premiere Global Services, Inc.†#	59,691	621,980
RCN Corp.†	24,061	658,068
SAVVIS, Inc.†	26,995	1,159,975
Time Warner Telecom, Inc., Class A†	117,291	2,581,575
USA Mobility, Inc.	22,589	437,775
Vonage Holdings Corp.†#	25,856	134,451

		10,250,708

Telecommunication Equipment - 1.0%

ADTRAN, Inc.	53,670	1,236,020
Anaren, Inc.†	14,199	236,697
Andrew Corp.†	131,858	1,400,332
Arris Group, Inc.†	88,320	1,160,525
CommScope, Inc.†#	47,923	1,843,598
Comtech Telecommunications Corp.†#	18,823	646,570
CPI International, Inc.†	5,839	102,358
Ditech Networks, Inc.†	26,715	207,041
North Pittsburgh Systems, Inc.#	12,395	268,476
Optium Corp.†	4,929	113,416
Plantronics, Inc.#	38,843	794,728
Sirenza Microdevices, Inc.†#	23,231	180,040
Sonus Networks, Inc.†#	208,576	1,603,949
Symmetricom, Inc.†#	37,958	321,125
Tekelec†#	47,715	594,529

UTStarcom, Inc.†#	99,795	922,106

		11,631,510

Telephone-Integrated - 0.4%

Alaska Communications Systems Group, Inc.#	34,655	507,003
Atlantic Tele-Network, Inc.	5,268	148,558
Cincinnati Bell, Inc.†	203,965	932,120
CT Communications, Inc.#	15,877	374,221
General Communication, Inc., Class A†	44,162	654,922
Golden Telecom, Inc.	18,026	977,190
IDT Corp., Class B†#	37,141	485,061
Shenandoah Telecom Co.#	6,366	280,613
SureWest Communications#	12,086	288,614

		4,648,302

Television - 0.1%

Lin TV Corp., Class A†#	22,809	309,062
Sinclair Broadcast Group, Inc., Class A	37,605	537,375

		846,437

Textile-Apparel - 0.0%

Cherokee, Inc.	6,408	280,670
Perry Ellis International, Inc.†	8,999	274,920

		555,590

Theater - 0.0%

Carmike Cinemas, Inc.#	10,168	230,610

Therapeutics - 1.1%

Alnylam Pharmaceuticals, Inc.†#	30,561	574,547
Altus Pharmaceuticals, Inc.†#	6,103	99,662
Anadys Pharmaceuticals, Inc.†#	23,512	81,116
AtheroGenics, Inc.†#	32,574	356,034
AVANIR Pharmaceuticals, Class A†#	30,590	56,897
AVI BioPharma, Inc.†#	41,492	110,369
Bioenvision, Inc.†#	29,754	133,298
BioMarin Pharmaceutical, Inc.†	75,459	1,285,067
CV Therapeutics, Inc.†#	48,902	624,479
Cypress Bioscience, Inc.†	26,470	205,407
Dendreon Corp.†#	67,532	313,348
Genta, Inc.†#	126,951	64,745
Isis Pharmaceuticals, Inc.†	60,204	549,060
Mannkind Corp.†	26,039	414,280
Medarex, Inc.†#	100,925	1,380,654
Medicines Co.†#	41,391	1,116,315
MGI Pharma, Inc.†	64,519	1,369,093
Nabi Biopharmaceuticals†#	49,562	262,679
Neurocrine Biosciences, Inc.†	31,159	392,915
NPS Pharmaceuticals, Inc.†	38,072	133,633
Nuvelo, Inc.†	42,792	140,358
Onyx Pharmaceuticals, Inc.†#	36,054	946,418
Progenics Pharmaceuticals, Inc.†	18,401	510,628
Renovis, Inc.†#	17,983	63,120
Tanox, Inc.†#	20,096	389,862
Trimeris, Inc.†#	14,605	166,935
Trubion Pharmaceuticals, Inc.†#	3,821	69,084
United Therapeutics Corp.†	17,739	996,932

		12,806,935

Tobacco - 0.2%

Alliance One International, Inc.†	78,464	659,882
Universal Corp.	21,248	1,119,132
Vector Group, Ltd.#	32,575	594,168

		2,373,182

Toys - 0.2%

JAKKS Pacific, Inc.†	22,745	557,480
Leapfrog Enterprises, Inc.†#	28,105	290,606
Marvel Entertainment, Inc.†#	38,904	1,081,142

		1,929,228

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	16,951	207,480
Innerworkings, Inc.†#	9,450	128,048
Synchronoss Technologies, Inc.†	6,721	121,045
Transaction Systems Architects, Inc.†	30,887	1,090,311

		1,546,884

Transport-Air Freight - 0.2%

ABX Air, Inc.†	48,133	358,591
Atlas Air Worldwide Holdings, Inc.†#	16,492	805,634
EGL, Inc.†	25,986	914,967

		2,079,192

Transport-Equipment & Leasng - 0.1%

AMERCO†#	8,474	550,979
Greenbrier Companies, Inc.#	11,178	318,685
Interpool, Inc.	9,887	241,243
TAL International Group, Inc.	13,336	319,664

		1,430,571

Transport-Marine - 0.2%

American Commercial Lines, Inc.†#	50,816	1,835,982
Gulfmark Offshore, Inc.†#	14,480	572,829
Horizon Lines, Inc. Class A	11,803	342,169

		2,750,980

Transport-Rail - 0.2%

Florida East Coast Industries, Inc.#	29,076	1,769,275
Genesee & Wyoming, Inc., Class A†	29,863	775,243

		2,544,518

Transport-Services - 0.3%

Bristow Group, Inc.†#	19,294	707,125
Dynamex, Inc.†#	9,152	219,282
Hub Group, Inc., Class A†	33,046	1,046,567
Pacer International, Inc.	31,014	838,308
PHI, Inc.†	11,325	316,874
SIRVA, Inc.†#	40,954	150,301
Universal Truckload Services, Inc.†#	4,899	118,801

		3,397,258

Transport-Truck - 0.5%

Arkansas Best Corp.	20,872	823,818
Celadon Group, Inc.†	18,953	339,448
Forward Air Corp.#	26,006	848,316
Heartland Express, Inc.	50,002	825,533
Knight Transportation, Inc.#	47,283	883,246
Marten Transport, Ltd.†	12,638	210,928
Old Dominion Freight Lines, Inc.†	23,253	723,401
P.A.M. Transportation Services, Inc.†	4,395	100,646
Patriot Transportation Holding, Inc.†#	1,291	110,058
Quality Distribution, Inc.†	7,038	60,527

Saia, Inc.†#	12,106	329,767
U.S. Xpress Enterprises, Inc., Class A†#	7,623	147,048
USA Truck, Inc.†#	7,158	116,174
Werner Enterprises, Inc.#	42,450	818,436

		6,337,346

Travel Services - 0.1%

Ambassadors Group, Inc.#	17,055	506,533
Ambassadors International, Inc.	5,902	249,891

		756,424

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	13,457	404,787

Veterinary Products - 0.0%

PetMed Express, Inc.†#	15,501	196,088

Vitamins & Nutrition Products - 0.2%

Mannatech, Inc.#	13,531	200,800
NBTY, Inc.†	45,575	2,218,591
Tiens Biotech Group USA, Inc.†#	2,887	12,703
USANA Health Sciences, Inc.†#	7,740	449,462

		2,881,556

Water - 0.2%

American States Water Co.#	13,899	526,772
California Water Service Group#	15,794	604,595
PICO Holdings, Inc.†#	8,867	373,301
SJW Corp.#	12,436	428,047
Southwest Water Co.#	18,724	237,420

		2,170,135

Water Treatment Systems - 0.0%

Basin Water, Inc.†#	5,215	40,886

Web Hosting/Design - 0.2%

eCollege.com, Inc.†#	14,950	259,831
Equinix, Inc.†#	23,629	1,953,409
NIC, Inc.	31,606	167,196
Terremark Worldwide, Inc.†#	32,337	256,756

		2,637,192

Web Portals/ISP - 0.2%

EarthLink, Inc.†	101,273	721,064
Sohu.com, Inc.†	21,339	492,077
Trizetto Group, Inc.†	35,457	738,569
United Online, Inc.#	53,017	697,174

		2,648,884

Wire & Cable Products - 0.4%

Belden CDT, Inc.#	35,133	1,629,117
Encore Wire Corp.#	19,213	498,770
General Cable Corp.†#	41,751	2,085,463
Insteel Industries, Inc.	11,510	211,899
Superior Essex, Inc.†	16,625	528,841

		4,954,090

Wireless Equipment - 0.5%

Audiovox Corp., Class A†	13,669	206,402
Calamp Corp.†	19,203	170,715
Carrier Access Corp.†	17,170	84,991
EMS Technologies, Inc.†	12,521	250,796
ID Systems, Inc.†#	9,147	138,485
Interdigital Communications Corp.†#	42,723	1,483,342
Novatel Wireless, Inc.†#	24,324	321,320
Powerwave Technologies, Inc.†#	107,434	571,549
Radyne Corp.†#	14,851	145,243
RF Micro Devices, Inc.†	158,082	1,261,494
ViaSat, Inc.†	18,285	624,616
Wireless Facilities, Inc.†#	47,174	101,896

		5,360,849

X-Ray Equipment - 0.2%

Hologic, Inc.†	43,530	2,396,327

Total Common Stock (cost $935,048,074)		1,106,033,708

RIGHTS - 0.0%
Medical-Drugs - 0.0%

OSI Pharmaceuticals, Inc.† Expires 06/18/12 (cost $0)	1,002	63

WARRANTS - 0.0%
Enterprise Software/Service - 0.0%

MicroStrategy, Inc. Expires 06/24/07 (Strike price $400.00)†	491	25

Finance-Other Services - 0.0%

Imperial Credit Industries, Inc. Expires 01/31/08 (Strike price $2.15)†(3)(4)(5)	255	0

Total Warrants (cost $0)		25

CORPORATE BONDS & NOTES - 0.0%
Metal Processors & Fabrication - 0.0%

Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $152,000)	$152,000	142,310

Total Long-Term Investment Securities (cost $935,200,074)		1,106,176,106

SHORT-TERM INVESTMENT SECURITIES - 30.3%
Collective Investment Pool - 25.3%

Securities Lending Quality Trust(1)	295,657,859	295,657,859

Commercial Paper - 4.8%

Societe General North America 5.33% due 03/01/07	56,000,000	56,000,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills
4.96% due 03/08/07(2)	25,000	24,976
4.96% due 03/08/07(2)	95,000	94,909
4.97% due 03/08/07(2)	15,000	14,986
5.00% due 03/22/07(2)	10,000	9,971
5.01% due 03/29/07(2)	75,000	74,710
5.01% due 03/29/07(2)	175,000	174,323
5.02% due 03/22/07(2)	15,000	14,957
5.02% due 03/29/07(2)	50,000	49,806
5.02% due 03/29/07(2)	55,000	54,787
5.03% due 03/22/07(2)	170,000	169,505
5.03% due 03/29/07(2)	55,000	54,786
5.04% due 03/29/07(2)	70,000	69,728
5.05% due 04/05/07(2)	1,050,000	1,044,886
5.06% due 03/29/07(2)	110,000	109,570

5.06% due 04/12/07(2)	145,000	144,151
5.07% due 04/26/07(2)	65,000	64,491
5.08% due 04/12/07(2)	35,000	34,794
5.10% due 04/26/07(2)	10,000	9,921

		2,215,257

Total Short-Term Investment Securities
(cost $353,873,116)		353,873,116

REPURCHASE AGREEMENT - 0.2%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $1,750,234 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,805,160 (cost $1,750,000)	1,750,000	1,750,000

TOTAL INVESTMENTS
(cost $1,290,823,190) (6)	125.2%	1,461,799,222
Liabilities in excess of other assets	(25.2)	(294,081,112)

NET ASSETS	100.0%	$1,167,718,110

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security
(4)	Fair valued security; See Note 1.
(5)	To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007 , the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Imperial Credit Industry
Warrant Expires 01/31/08 (Strike price $2.15)	02/02/06	255	$0	$0	$0.00	0.00%
iPCS, Inc.
Common Stock	06/30/06	11,827	$570,730
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,989	$706,994	$51.25	0.06%

		13,795	$674,379	$706,994		0.06%

(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
758 Long	Russell E Mini 2000 Index	March 2007	$60,823,190	$60,238,260	$(584,930)

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.7%
Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	22,470	$854,984

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†#	32,820	955,390
GenCorp, Inc.†#	90,967	1,263,532
Innovative Solutions and Support, Inc.†#	44,000	919,160

		3,138,082

Agricultural Chemicals - 0.3%

UAP Holding Corp.#	41,520	1,053,362

Airlines - 0.3%

Skywest, Inc.	40,210	1,027,365

Apparel Manufacturers - 0.9%

Cutter & Buck, Inc.#	18,263	237,236
Kellwood Co.#	71,577	2,256,823
Phillips-Van Heusen Corp.	18,220	999,185

		3,493,244

Applications Software - 0.5%

Corel Corp.†	73,228	893,382
Keane, Inc.†#	58,423	801,563

		1,694,945

Athletic Footwear - 0.2%

K-Swiss, Inc., Class A#	27,240	767,896

Auto Repair Center - 0.2%

Midas, Inc.†	34,660	718,502

Auto/Truck Parts & Equipment-Original - 1.3%

American Axle & Manufacturing Holdings, Inc.#	44,530	1,092,321
ArvinMeritor, Inc.#	63,550	1,160,423
Modine Manufacturing Co.	43,167	1,064,930
Superior Industries International, Inc.#	56,997	1,222,585
Supreme Industries, Inc. Class A	25,026	159,666

		4,699,925

Banks-Commercial - 6.4%

AMCORE Financial, Inc.#	117,762	3,851,995
BancorpSouth, Inc.#	105,100	2,616,990
Citizens Banking Corp.#	99,093	2,249,411
City Holding Co.	18,990	747,067
Colonial BancGroup, Inc.#	43,220	1,116,373
Columbia Banking System, Inc.	22,990	775,223
Corus Bankshares, Inc.#	41,990	779,334
East West Bancorp, Inc.#	22,990	856,837
First Citizens BancShares, Inc., Class A	18,185	3,810,121
First Community Bancorp#	17,560	953,157
First Financial Bancorp#	31,805	499,657
First State Bancorp.#	28,667	639,847
Fremont General Corp.#	54,460	479,248
Greater Bay Bancorp#	21,125	566,150
Mid-State Bancshares#	13	479
Provident Bankshares Corp.#	26,780	918,822
Sterling Bancshares, Inc.#	87,825	1,015,257
UMB Financial Corp.#	23,710	894,578
Webster Financial Corp.#	22,660	1,119,177

		23,889,723

Batteries/Battery Systems - 0.4%

EnerSys†#	78,268	1,342,296

Building & Construction Products-Misc. - 0.2%

Simpson Manufacturing Co., Inc.#	25,687	853,322

Building Products-Air & Heating - 0.7%

Goodman Global, Inc.†#	65,660	1,247,540
Lennox International, Inc.#	38,641	1,326,159

		2,573,699

Building Products-Cement - 0.8%

Eagle Materials, Inc.#	65,599	3,038,546

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.#	42,582	893,370

Building Products-Light Fixtures - 0.3%

Genlyte Group, Inc.†	14,937	1,036,478

Building Products-Wood - 0.3%

Universal Forest Products, Inc.#	19,090	989,435

Building-MobileHome/Manufactured Housing - 0.7%

Cavco Industries, Inc.†#	24,674	814,489
Champion Enterprises, Inc.†#	186,287	1,477,256
MonaCo. Coach Corp.#	15,979	257,421

		2,549,166

Building-Residential/Commerical - 0.2%

M/I Homes, Inc.#	27,590	867,154

Capacitors - 0.0%

KEMET Corp.†#	21,210	165,438

Chemicals-Diversified - 0.2%

Olin Corp.#	47,890	828,497

Chemicals-Plastics - 0.7%

A. Schulman, Inc.#	80,474	1,697,197
PolyOne Corp.†#	104,129	698,705
Spartech Corp.	7,100	188,008

		2,583,910

Chemicals-Specialty - 0.9%

American Pacific Corp.†#	25,718	265,410
Arch Chemicals, Inc.#	62,292	1,913,610
H.B. Fuller Co.	13,674	341,440
Omnova Solutions, Inc.†#	162,811	989,891

		3,510,351

Circuit Boards - 0.5%

Park Electrochemical Corp.#	33,700	942,252
TTM Technologies, Inc.†#	77,190	875,335

		1,817,587

Coatings/Paint - 0.3%

RPM International, Inc.#	49,000	1,146,600

Collectibles - 0.2%

The Topps Co., Inc.#	94,673	867,205

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.#	61,150	833,474
Deluxe Corp.	61,622	1,902,271
Global Cash Access, Inc.†#	40,470	622,429

		3,358,174

Communications Software - 0.2%

InPhonic, Inc.†#	52,490	652,451

Computer Aided Design - 0.3%

Parametric Technology Corp.†#	62,420	1,190,349

Computers - 0.1%

Palm, Inc.†#	14,593	241,514

Computers-Integrated Systems - 0.5%

Agilysys, Inc.#	49,603	1,041,663
Brocade Communications Systems, Inc.†#	88,560	797,926

		1,839,589

Computers-Memory Devices - 1.9%

Imation Corp.	95,609	3,978,290
Komag, Inc.†#	19,460	661,445
Quantum Corp.†#	213,351	526,977
Smart Modular Technologies WWH, Inc.†	91,670	994,620
Xyratex, Ltd.†	39,490	898,398

		7,059,730

Consulting Services - 0.4%

Diamond Management & Technology Consultants, Inc.#	35,840	540,825
MAXIMUS, Inc.#	33,370	1,005,772

		1,546,597

Consumer Products-Misc. - 0.6%

Blyth, Inc.	31,982	655,631
Central Garden & Pet Co.†#	21,421	298,823
Tupperware Brands Corp#	59,087	1,383,227

		2,337,681

Containers-Metal/Glass - 0.7%

Owens-Illinois, Inc.†#	75,520	1,794,355
Silgan Holdings, Inc.	19,550	962,056

		2,756,411

Containers-Paper/Plastic - 0.4%

Packaging Corp. of America	55,434	1,358,133

Data Processing/Management - 0.8%

Acxiom Corp.	1,500	32,040
eFunds Corp.†#	58,664	1,473,053
MoneyGram International, Inc.	42,547	1,278,963

		2,784,056

Distribution/Wholesale - 1.7%

Brightpoint, Inc.†#	110,592	1,334,845
Directed Electronics, Inc.†#	117,140	1,029,660
NuCo2, Inc.†#	35,066	860,520
Owens & Minor, Inc.#	36,410	1,200,438
Watsco, Inc.#	20,180	1,016,467
WESCO International, Inc.†#	13,000	867,490

		6,309,420

Diversified Manufactured Operations - 1.4%

A.O. Smith Corp.	26,220	1,013,927
Ameron International Corp.#	12,500	923,500
Crane Co.#	63,275	2,410,145
EnPro Industries, Inc.†#	23,052	875,746

		5,223,318

Diversified Operations/Commerical Services - 0.3%

Viad Corp.	34,243	1,276,579

E-Commerce/Services - 0.0%

ePlus, Inc.†(1)	11,640	125,014

Electric Products-Misc. - 0.5%

AMETEK, Inc.#	23,885	816,867
Lamson & Sessions Co.†#	31,330	943,973

		1,760,840

Electric-Integrated - 2.0%

Allete, Inc.#	64,655	3,027,794
Black Hills Corp.#	31,862	1,148,625
El Paso Electric Co.†#	80,462	1,894,075
Westar Energy, Inc.#	44,930	1,207,269

		7,277,763

Electronic Components-Misc. - 0.7%

AVX Corp.#	42,828	654,412
Benchmark Electronics, Inc.†#	26,200	562,776
LaBarge, Inc.†#	18,550	243,005
Technitrol, Inc.#	44,674	982,381

		2,442,574

Electronic Components-Semiconductors - 0.8%

Cree, Inc.†#	27,508	484,141
DSP Group, Inc.†#	9,514	195,893
Lattice Semiconductor Corp.†#	69,132	425,853
Microsemi Corp.†#	46,620	944,521
MoSys, Inc.†#	74,820	581,351
Zoran Corp.†#	10,229	168,472

		2,800,231

Electronic Measurement Instruments - 0.1%

Orbotech, Ltd.†	15,780	352,683

Electronic Parts Distribution - 0.3%

Avnet, Inc.†#	28,793	1,052,960

Engineering/R&D Services - 0.2%

URS Corp.†	17,300	719,161

Engines-Internal Combustion - 0.6%

Briggs & Stratton Corp.#	77,237	2,258,410

Enterprise Software/Service - 0.6%

Hyperion Solutions Corp.†	24,880	1,065,859
Neoware, Inc.†#	51,080	601,723
Novell, Inc.†#	96,150	636,513

		2,304,095

Finance-Credit Card - 0.5%

Advanta Corp., Class B#	45,710	1,909,307

Finance-Investment Banker/Broker - 0.3%

Knight Capital Group, Inc., Class A†#	72,647	1,148,549

Financial Guarantee Insurance - 1.2%

ACA Capital Holdings, Inc.†#	49,006	735,580
Assured Guaranty, Ltd.	96,920	2,742,836
Triad Guaranty, Inc.†#	21,500	977,390

		4,455,806

Food-Canned - 0.3%

Treehouse Foods, Inc.†	35,174	1,014,770

Food-Confectionery - 0.5%

Tootsie Roll Industries, Inc.#	61,746	1,865,964

Food-Misc. - 0.1%

American Italian Pasta Co.†# Class A	22,769	242,034

Food-Retail - 0.4%

Ruddick Corp.#	49,410	1,399,785

Food-Wholesale/Distribution - 0.5%

Nash Finch Co.#	33,720	1,013,623
Spartan Stores, Inc.#	31,210	736,244

		1,749,867

Footwear & Related Apparel - 0.6%

Stride Rite Corp.#	82,224	1,327,918
Wolverine World Wide, Inc.	33,480	929,070

		2,256,988

Forestry - 0.1%

Deltic Timber Corp.#	8,364	433,422

Garden Products - 0.3%

Toro Co.	17,760	933,288

Gas-Distribution - 0.7%

Atmos Energy Corp.	45,673	1,439,613
Energen Corp.	25,780	1,249,814

		2,689,427

Health Care Cost Containment - 0.7%

Healthspring, Inc.†	61,380	1,296,959
Hooper Holmes, Inc.†	333,930	1,285,631

		2,582,590

Home Furnishings - 1.4%

Ethan Allen Interiors, Inc.#	24,270	894,592
Furniture Brands International, Inc.#	146,702	2,353,100
La-Z-Boy, Inc.#	52,111	717,048
Tempur-Pedic International, Inc.#	45,845	1,141,082

		5,105,822

Human Resources - 1.1%

Gevity HR, Inc.#	42,530	847,198
Heidrick & Struggles International, Inc.†	27,576	1,263,808
Kforce, Inc.†#	74,202	1,009,147
MPS Group, Inc.†#	64,600	925,072

		4,045,225

Industrial Gases - 0.2%

Airgas, Inc.	21,500	887,305

Instruments-Controls - 0.2%

X-Rite, Inc.#	73,570	868,862

Insurance Brokers - 0.9%

Hilb Rogal and Hobbs Co.#	63,173	2,861,737
Hub International, Ltd.	16,510	648,017

		3,509,754

Insurance-Life/Health - 1.0%

American Equity Investment Life Holding Co.#	115,910	1,536,967
FBL Financial Group, Inc., Class A	26,595	1,035,343
Presidential Life Corp.#	57,850	1,181,297

		3,753,607

Insurance-Property/Casualty - 4.5%

Commerce Group, Inc.#	43,760	1,254,599
Employers Holdings, Inc.†#	28,220	575,688
Infinity Property & Casualty Corp.#	22,730	1,049,671
LandAmerica Financial Group, Inc.#	37,626	2,617,641
Navigators Group, Inc.†	18,040	896,588
Ohio Casualty Corp.#	42,590	1,270,034
Philadelphia Consolidated Holding Corp.†	25,760	1,182,642
Selective Insurance Group, Inc.#	48,888	1,194,823
State Auto Financial Corp.	31,660	1,026,101
Stewart Information Services Corp.#	105,059	4,265,395
Zenith National Insurance Corp.	25,920	1,248,048

		16,581,230

Insurance-Reinsurance - 1.1%

Endurance Specialty Holdings, Ltd.	76,206	2,702,265
IPC Holdings, Ltd.#	52,026	1,511,875

		4,214,140

Internet Financial Services - 0.1%

NetBank, Inc.#	103,419	333,009

Investment Companies - 0.4%

MCG Capital Corp.#	74,640	1,414,428

Investment Management/Advisor Services - 0.1%

Westwood Holdings Group, Inc.	8,612	206,171

Lasers-System/Components - 0.2%

Rofin-Sinar Technologies, Inc.†	10,130	609,218

Linen Supply & Related Items - 0.1%

UniFirst Corp.#	13,040	544,029

Machinery-Electrical - 0.4%

Franklin Electric Co., Inc.#	33,534	1,625,058

Machinery-Farming - 0.2%

Gehl Co.†#	35,070	889,375

Machinery-General Industrial - 1.6%

Albany International Corp., Class A#	24,055	822,681
Applied Industrial Technologies, Inc.#	39,740	953,363
Gardner Denver, Inc.†#	41,480	1,404,927
Kadant, Inc.†#	79,115	1,854,455
Tennant Co.	32,988	1,015,371

		6,050,797

Medical Instruments - 0.8%

Datascope Corp.#	33,890	1,213,262
Edwards Lifesciences Corp.†#	32,709	1,650,823

		2,864,085

Medical Products - 1.2%

Hanger Orthopedic Group, Inc.†	94,433	1,102,033
PSS World Medical, Inc.†#	48,130	998,216
Viasys Healthcare, Inc.†#	40,528	1,253,531
Vital Signs, Inc.#	21,393	1,131,262

		4,485,042

Medical-Biomedical/Gene - 0.5%

Cambrex Corp.#	82,732	1,907,800

Medical-Drugs - 0.7%

Aspreva Pharmaceuticals Corp.†#	47,261	1,036,906
Prestige Brands Holdings, Inc.†	35,477	406,567

Sciele Pharma, Inc.†#	50,240	1,155,520

		2,598,993

Medical-Generic Drugs - 0.6%

Alpharma, Inc., Class A#	57,237	1,508,767
Par Pharmaceutical Cos., Inc.†#	33,704	818,333

		2,327,100

Medical-HMO - 0.4%

Sierra Health Services, Inc.†	35,260	1,310,262

Medical-Outpatient/Home Medical - 0.2%

Odyssey HealthCare, Inc.†#	57,260	777,591

Metal Processors & Fabrication - 2.7%

CIRCOR International, Inc.#	33,208	1,144,348
Mueller Industries, Inc.#	150,194	4,475,781
Quanex Corp.	116,093	4,538,075

		10,158,204

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A#	40,303	683,942

Multimedia - 0.9%

Journal Communications, Inc., Class A#	161,776	2,154,856
Media General, Inc., Class A#	27,464	1,127,123

		3,281,979

Networking Products - 1.2%

3Com Corp.†#	107,626	416,513
Adaptec, Inc.†#	302,644	1,104,650
Black Box Corp.#	48,257	1,827,975
Extreme Networks, Inc.†	26,642	117,491
Foundry Networks, Inc.†#	60,711	886,381

		4,353,010

Non-Ferrous Metals - 0.3%

USEC, Inc.†#	82,410	1,168,574

Office Automation & Equipment - 0.2%

Global Imaging Systems, Inc.†	14,646	293,945
IKON Office Solutions, Inc.#	35,628	498,080

		792,025

Office Furnishings-Original - 0.6%

Interface, Inc. Class A	79,825	1,262,831
Steelcase, Inc. Class A	52,690	1,023,240

		2,286,071

Office Supplies & Forms - 1.0%

ACCO Brands Corp.†#	39,035	850,182
John H. Harland Co.	58,122	2,935,161

		3,785,343

Oil & Gas Drilling - 0.8%

Atwood Oceanics, Inc.†#	56,629	2,865,427

Oil Companies-Exploration & Production - 3.7%

Cabot Oil & Gas Corp.	16,910	1,142,440
Energy Partners, Ltd.†#	27,630	599,571
Forest Oil Corp.†#	51,134	1,631,174
Mariner Energy, Inc.†#	124,718	2,307,283
Petroleum Development Corp.†#	20,450	1,070,966
Range Resources Corp.	30,640	978,335
St. Mary Land & Exploration Co.#	34,869	1,255,633
Stone Energy Corp.†#	34,499	1,059,119
Swift Energy Co.†	9,570	371,699
Venoco, Inc.†#	28,973	440,390
Whiting Petroleum Corp.†#	69,686	2,697,545

		13,554,155

Oil Field Machinery & Equipment - 0.6%

CARBO Ceramics, Inc.#	42,017	1,811,773
Hydril†#	2,940	279,741

		2,091,514

Oil-Field Services - 0.7%

Tidewater, Inc.#	25,790	1,340,306
Universal Compression Holdings, Inc.†#	17,760	1,189,032

		2,529,338

Paper & Related Products - 1.6%

Glatfelter#	32,706	555,021
Louisiana-Pacific Corp.#	77,801	1,605,813
Neenah Paper, Inc.	68,004	2,522,948
Schweitzer-Mauduit International, Inc.#	34,250	817,205
Xerium Technologies, Inc.#	60,737	620,125

		6,121,112

Physicians Practice Management - 0.3%

Pediatrix Medical Group, Inc.†#	18,310	990,571

Poultry - 0.2%

Sanderson Farms, Inc.#	28,080	908,388

Printing-Commercial - 0.2%

Valassis Communications, Inc.†#	37,980	631,987

Publishing-Newspapers - 0.2%

GateHouse Media, Inc.#	41,010	793,133

Real Estate Investment Trusts - 4.4%

American Home Mtg. Investment Corp.#	37,440	1,023,984
Arbor Realty Trust, Inc.#	50,720	1,561,669
Capital Trust, Inc., Class A#	25,170	1,157,820
Deerfield Triarc Capital Corp.	215,562	3,319,654
DiamondRock Hospitality Co.#	58,820	1,064,054
Entertainment Properties Trust	20,512	1,343,536
Getty Realty Corp.#	45,940	1,363,040
Hersha Hospitality Trust	74,120	826,438
Innkeepers USA Trust	65,770	1,098,359
National Health Investors, Inc.	33,560	1,020,224
NorthStar Realty Finance Corp.	68,365	1,037,097
Post Properties, Inc.#	29,207	1,405,441

		16,221,316

Real Estate Management/Services - 0.2%

Grubb & Ellis Co.†	69,366	773,431

Real Estate Operations & Development - 0.5%

Forest City Enterprises, Inc.#	28,233	1,744,235

Recreational Vehicles - 0.5%

Arctic Cat, Inc.#	45,010	835,835
Polaris Industries, Inc.#	19,711	943,960

		1,779,795

Rental Auto/Equipment - 0.5%

Aaron Rents, Inc.#	29,158	797,763

Dollar Thrifty Automotive Group, Inc.†#	23,595	1,225,288

		2,023,051

Retail-Apparel/Shoe - 2.5%

Cache, Inc.†#	36,930	830,556
Charlotte Russe Holding, Inc.†#	15,700	458,283
Deb Shops, Inc.#	22,374	599,399
Foot Locker, Inc.	104,819	2,381,488
Genesco, Inc.†#	10,392	415,680
Jos. A. Bank Clothiers, Inc.†#	36,140	1,113,835
Kenneth Cole Productions, Inc. Class A#	40,752	1,041,214
Stage Stores, Inc.	56,325	1,235,207
Tween Brands, Inc.†#	29,690	1,064,386

		9,140,048

Retail-Auto Parts - 0.3%

CSK Auto Corp.†#	71,530	1,236,754

Retail-Automobile - 0.3%

Sonic Automotive, Inc.#	36,710	1,079,274

Retail-Convenience Store - 0.8%

Casey’s General Stores, Inc.	122,462	3,062,775

Retail-Home Furnishings - 0.4%

Haverty Furniture Cos., Inc.#	68,840	1,005,753
Pier 1 Imports, Inc.#	62,537	424,626

		1,430,379

Retail-Jewelry - 0.6%

Zale Corp.†#	82,676	2,129,734

Retail-Restaurants - 2.7%

IHOP Corp.#	20,879	1,163,378
Landry’s Restaurants, Inc.#	32,750	963,505
Morton’s Restaurant Group, Inc.†#	45,300	851,640
Rare Hospitality International, Inc.†#	59,258	1,828,702
The Cheesecake Factory, Inc.†#	17,054	465,404
Triarc Cos., Inc. Class A#	47,982	936,129
Triarc Cos., Inc. Class B#	201,278	3,629,042

		9,837,800

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.#	36,352	868,449

Savings & Loans/Thrifts - 3.1%

BankAtlantic Bancorp, Inc. Class A#	256,359	3,271,141
BankUnited Financial Corp. Class A#	39,870	973,625
Brookline Bancorp, Inc.#	53,940	688,274
FirstFed Financial Corp.†#	16,080	919,776
Flagstar Bancorp, Inc.#	66,109	914,949
NewAlliance Bancshares, Inc.#	167,139	2,640,796
PFF BanCorp., Inc.#	71,312	2,254,886

		11,663,447

Semiconductor Equipment - 1.2%

Brooks Automation, Inc.†	77,050	1,196,587
Cabot Microelectronics Corp.†#	37,339	1,222,105
Cohu, Inc.#	39,520	736,653
Nextest Systems Corp.†#	10,991	135,189
Ultra Clean Holdings, Inc.†#	76,290	1,243,527

		4,534,061

Semiconductors Components-Intergrated Circuits - 0.8%

Emulex Corp.†#	56,070	1,003,653
Exar Corp.†#	26,660	358,577
Standard Microsystems Corp.†	62,123	1,774,854

		3,137,084

Software Tools - 0.2%

Borland Software Corp.†#	136,988	710,968

Steel-Producers - 0.6%

Reliance Steel & Aluminum Co.	24,308	1,109,903
Steel Dynamics, Inc.#	24,640	929,914

		2,039,817

Telecom Services - 1.3%

Commonwealth Telephone Enterprises, Inc.#	71,950	3,073,704
Consolidated Commerce Holdings, Inc.#	47,740	972,941
Premiere Global Services, Inc.†#	74,052	771,622

		4,818,267

Textile-Products - 0.2%

Dixie Group, Inc.†#	43,606	577,343

Theaters - 0.1%

Carmike Cinemas, Inc.	3,800	86,184
National CineMedia, Inc.†	10,000	262,200

		348,384

Transport-Air Freight - 0.3%

EGL, Inc.†#	29,260	1,030,245

Transport-Marine - 0.7%

Gulfmark Offshore, Inc.†#	38,560	1,525,434
Horizon Lines, Inc. Class A#	18,728	542,925
TBS Intrenational, Ltd. Class A†#	63,493	648,898

		2,717,257

Transport-Truck - 1.4%

Arkansas Best Corp.#	76,055	3,001,891
Landstar System, Inc.	21,350	954,132
Werner Enterprises, Inc.#	71,658	1,381,566

		5,337,589

Web Portals/ISP - 0.4%

EarthLink, Inc.†#	124,920	889,430
United Online, Inc.#	43,670	574,261

		1,463,691

Wire & Cable Products - 1.4%

Belden CDT, Inc.#	58,904	2,731,379
General Cable Corp.†#	14,852	741,857
Superior Essex, Inc.†#	56,572	1,799,555

		5,272,791

Wireless Equipment - 0.9%

EFJ, Inc.†#	87,332	551,938
Gilat Satellite Networks, Ltd.†	89,700	759,759
Radyne Corp.†#	71,060	694,967
RF Micro Devices, Inc.†#	152,151	1,214,165

		3,220,829

Total Common Stock
(cost $344,445,454)		370,213,102

EXCHANGE TRADED FUNDS - 0.1%
Finance-Other Services - 0.1%

iShares Russell Microcap Index Fund
(cost $336,780)	6,425	376,634

Total Long-Term Investment Securities
(cost $344,782,234)		370,589,736

SHORT-TERM INVESTMENT SECURITIES - 26.9%
Collective Investment Pool - 26.4%

Securities Quality Lending Trust(2)	98,022,160	98,022,160

Time Deposit - 0.5%

Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 03/01/07	$1,975,000	1,975,000

Total Short-Term Investment Securities
(Cost $99,997,160)		99,997,160

TOTAL INVESTMENTS
(cost $444,779,394) (3)	126.7%	470,586,896
Liabilities in excess of other assets	(26.7)	(99,136,547)

NET ASSETS	100.0%	$371,450,349

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Illiquid security
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advanced Materials - 0.2%

Ceradyne, Inc.†	5,220	$269,352

Aerospace/Defense - 0.7%

United Industrial Corp.#	21,995	1,186,630

Airlines - 0.8%

Continental Airlines, Inc., Class B†#	32,664	1,293,494

Apparel Manufacturer - 1.1%

Gymboree Corp.†#	45,006	1,696,276

Auto/Truck Parts & Equipment-Original - 0.6%

Accuride Corp.†#	70,118	939,581

Banks-Commercial - 2.2%

Corus Bankshares, Inc.#	41,166	764,041
First Regional Bancorp†#	14,130	444,530
Independent Bank Corp.#	35,089	783,186
Pacific Capital Bancorp#	28,470	896,805
Vineyard National Bancorp#	26,540	648,903

		3,537,465

Batteries/Battery Systems - 0.7%

Greatbatch, Inc.†#	44,641	1,158,880

Building & Construction-Misc. - 0.7%

Layne Christensen Co.†#	34,468	1,104,355

Building Products-Cement - 0.7%

Eagle Materials, Inc.#	23,287	1,078,654

Capacitors - 0.5%

KEMET Corp.†#	105,115	819,897

Cellular Telecom - 1.0%

Dobson Communications Corp., Class A†#	127,926	1,135,983
Syniverse Holdings, Inc.†#	33,732	381,172

		1,517,155

Chemicals-Specialty - 0.5%

Arch Chemicals, Inc.#	25,263	776,079

Circuit Boards - 0.5%

TTM Technologies, Inc.†#	74,538	845,261

Commercial Services-Finance - 1.2%

Clayton Holdings, Inc.†#	31,431	697,140
Jackson Hewitt Tax Service, Inc.#	38,474	1,240,786

		1,937,926

Communications Software - 0.2%

Inter-Tel, Inc.#	14,857	343,791

Computer Graphics - 0.8%

Compagnie Generale de Geophysique-Veritas ADR†	30,069	1,232,528

Computer Services - 1.2%

Manhattan Associates, Inc.†#	27,250	758,095
Sykes Enterprises, Inc.†#	72,051	1,155,698

		1,913,793

Computers-Integrated Systems - 2.3%

Brocade Communications Systems, Inc.†#	165,410	1,490,344
Kronos, Inc.†	19,717	778,822
MICROS Systems, Inc.†#	24,044	1,340,693

		3,609,859

Computers-Memory Devices - 0.8%

Silicon Storage Technology, Inc.†#	138,912	736,234
Western Digital Corp.†	31,166	597,452

		1,333,686

Consulting Services - 0.5%

Corporate Executive Board Co.#	9,493	738,650

Data Processing/Management - 0.4%

Acxiom Corp.	28,621	611,345

Diagnostic Equipment - 1.3%

Immucor, Inc.†#	69,249	2,059,465

Diagnostic Kits - 1.0%

Dade Behring Holdings, Inc.#	24,034	984,433
Quidel Corp.†#	59,454	640,319

		1,624,752

Disposable Medical Products - 0.6%

ICU Medical, Inc.†#	22,976	897,443

Distribution/Wholesale - 1.3%

United Stationers, Inc.†#	21,707	1,193,885
WESCO International, Inc.†#	12,433	829,654

		2,023,539

Diversified Manufactured Operations - 0.8%

Acuity Brands, Inc.#	21,706	1,202,512

E-Marketing/Info - 0.7%

Digital River, Inc.†#	21,333	1,181,635

E-Services/Consulting - 0.5%

Websense, Inc.†#	37,288	848,675

Electric Products-Misc. - 0.4%

Littelfuse, Inc.†#	18,899	696,050

Electronic Components-Semiconductors - 1.3%

OmniVision Technologies, Inc.†#	51,088	662,101
Skyworks Solutions, Inc.†#	84,957	560,716
Zoran Corp.†#	52,262	860,755

		2,083,572

Electronic Connectors - 0.8%

Thomas & Betts Corp.†	25,880	1,315,222

Electronic Design Automation - 0.7%

Mentor Graphics Corp.†#	63,717	1,076,180

Electronic Measurement Instruments - 1.2%

Itron, Inc.†#	17,980	1,161,868
Molecular Devices Corp.†#	22,364	789,225

		1,951,093

Energy-Alternate Sources - 1.1%

Headwaters, Inc.†	51,017	1,202,471
MGP Ingredients, Inc.#	30,320	601,549

		1,804,020

Enterprise Software/Service - 2.3%

Informatica Corp.†#	53,437	692,543
MicroStrategy, Inc., Class A†	12,823	1,616,596
Sybase, Inc.†#	52,508	1,312,175

		3,621,314

Finance-Consumer Loans - 1.7%

ASTA Funding, Inc.#	38,712	1,280,593
World Acceptance Corp.†#	34,803	1,426,923

		2,707,516

Finance-Mortgage Loan/Banker - 0.3%

Accredited Home Lenders Holding Co.†#	20,082	451,443

Food-Meat Products - 0.5%

Premium Standard Farms, Inc.	38,676	804,074

Food-Misc. - 0.7%

Ralcorp Holdings, Inc.†#	18,887	1,095,824

Food-Retail - 0.4%

Pathmark Stores, Inc.†	58,755	671,570

Footwear & Related Apparel - 2.1%

Deckers Outdoor Corp.†#	27,675	1,804,410
Skechers USA, Inc., Class A†	44,936	1,569,165

		3,373,575

Gambling (Non-Hotel) - 0.5%

Dover Downs Gaming & Entertainment, Inc.#	66,573	812,856

Health Care Cost Containment - 0.7%

Healthspring, Inc.†	55,800	1,179,054

Home Furnishings - 1.8%

American Woodmark Corp.#	38,790	1,541,514
Kimball International, Inc., Class B#	64,491	1,356,246

		2,897,760

Human Resources - 3.2%

Cross Country Healthcare, Inc.†#	29,381	559,708
Heidrick & Struggles International, Inc.†	30,922	1,417,155
Korn/Ferry International†#	50,774	1,171,864
MPS Group, Inc.†#	60,099	860,618
Spherion Corp.†#	129,258	1,146,518

		5,155,863

Industrial Automated/Robotic - 0.9%

Nordson Corp.#	29,703	1,448,912

Instruments-Controls - 0.4%

Photon Dynamics, Inc.†#	49,908	588,914

Instruments-Scientific - 0.9%

FEI Co.†#	42,405	1,390,884

Insurance-Life/Health - 1.2%

Delphi Financial Group, Inc., Class A#	13,677	537,369
Reinsurance Group of America, Inc.	22,963	1,310,728

		1,848,097

Insurance-Multi-line - 0.7%

Direct General Corp.#	52,482	1,090,576

Insurance-Property/Casualty - 1.4%

Ohio Casualty Corp.	38,211	1,139,452
Zenith National Insurance Corp.#	23,257	1,119,825

		2,259,277

Internet Application Software - 0.5%

RealNetworks, Inc.†#	88,298	720,512

Internet Content-Information/News - 0.8%

InfoSpace, Inc.†#	34,893	795,560
Travelzoo, Inc.†#	12,262	412,126

		1,207,686

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†	93,678	847,786

Intimate Apparel - 0.8%

The Warnaco Group, Inc.†#	45,869	1,198,098

Lasers-System/Components - 0.4%

Coherent, Inc.†#	20,150	605,709

Machinery-Electrical - 0.9%

Regal-Beloit Corp.#	32,617	1,475,593

Machinery-General Industrial - 1.7%

Applied Industrial Technologies, Inc.#	42,457	1,018,543
Flow International Corp.†#	60,973	738,993
Wabtec Corp.#	30,920	995,624

		2,753,160

Medical Laser Systems - 1.4%

Candela Corp.†#	72,483	825,582
Palomar Medical Technologies, Inc.†#	33,847	1,383,665

		2,209,247

Medical Products - 1.0%

Zoll Medical Corp.†#	54,280	1,509,527

Medical-Biomedical/Gene - 3.9%

Arena Pharmaceuticals, Inc.†#	65,014	822,427
Arqule, Inc.†#	176,144	1,166,074
Cell Genesys, Inc.†#	163,445	529,562
deCode Genetics, Inc.†	39,929	155,723
Enzon Pharmaceuticals, Inc.†#	102,683	850,215
Incyte Corp.†#	226,995	1,455,038
Lexicon Genetics, Inc.†#	213,708	882,614
Tercica, Inc.†#	66,390	345,228

		6,206,881

Medical-Drugs - 2.5%

Cubist Pharmaceuticals, Inc.†#	49,961	1,000,719
K-V Pharmaceutical Co., Class A†#	75,834	1,869,308
Sciele Pharma, Inc.†#	50,024	1,150,552

		4,020,579

Medical-Generic Drugs - 0.9%

Alpharma, Inc., Class A#	55,329	1,458,473

Medical-HMO - 2.2%

AMERIGROUP Corp.†	38,932	1,287,871
Centene Corp.†#	37,515	904,862
Molina Healthcare, Inc.†#	42,959	1,338,602

		3,531,335

Metal Processors & Fabrication - 1.3%

Mueller Industries, Inc.#	35,064	1,044,907
Quanex Corp.	26,804	1,047,769

		2,092,676

Metal-Iron - 0.8%

Cleveland-Cliffs, Inc.#	22,973	1,295,677

Miscellaneous Manufacturing - 0.4%

Freightcar America, Inc.#	13,007	644,367

Networking Products - 0.8%

Polycom, Inc.†#	42,159	1,344,872

Office Furnishings-Original - 0.9%

Knoll, Inc.	58,568	1,355,849

Oil & Gas Drilling - 2.3%

Grey Wolf, Inc.†#	228,228	1,526,845
Parker Drilling Co.†#	150,645	1,291,028
Pioneer Drilling Co.†#	66,202	798,396

		3,616,269

Oil Companies-Exploration & Production - 0.4%

Swift Energy Co.†#	16,974	659,270

Oil Refining & Marketing - 0.9%

Holly Corp.#	26,496	1,469,733

Oil-Field Services - 0.5%

Hornbeck Offshore Services, Inc.†#	27,511	736,470

Optical Recognition Equipment - 0.3%

Optimal Group, Inc., Class A†#	51,283	427,187

Physical Therapy/Rehabilation Centers - 0.5%

Psychiatric Solutions, Inc.†	20,671	826,013

Power Converter/Supply Equipment - 0.9%

Advanced Energy Industries, Inc.†	59,490	1,198,128
Vicor Corp.#	30,149	281,592

		1,479,720

Publishing-Periodicals - 0.9%

Reader’s Digest Association, Inc.#	88,413	1,500,369

Radio - 0.3%

Emmis Communications Corp., Class A#	66,286	544,871

Real Estate Investment Trusts - 1.3%

FelCor Lodging Trust, Inc.#	45,552	1,074,116
Getty Realty Corp.#	30,818	914,370

		1,988,486

Recreational Centers - 0.4%

Town Sports International Holdings, Inc.†#	28,731	564,277

Research & Development - 0.8%

Parexel International Corp.†#	38,935	1,324,179

Retail-Apparel/Shoe - 3.3%

Aeropostale, Inc.†	51,613	1,891,100
Charlotte Russe Holding, Inc.†#	37,082	1,082,424
Dress Barn, Inc.†#	60,544	1,272,635
Payless ShoeSource, Inc.†	34,723	1,072,941

		5,319,100

Retail-Bedding - 0.6%

Select Comfort Corp.†#	53,788	996,692

Retail-Drug Store - 0.4%

Longs Drug Stores Corp.#	15,289	704,211

Retail-Petroleum Products - 0.8%

World Fuel Services Corp.#	28,089	1,266,814

Retail-Restaurants - 2.1%

Chipotle Mexican Grill, Inc., Class A†#	19,791	1,187,262
Denny’s Corp.†#	219,274	1,039,359
IHOP Corp.#	19,504	1,086,763

		3,313,384

Schools - 1.6%

DeVry, Inc.#	51,926	1,435,235
ITT Educational Services, Inc.†	14,072	1,125,478

		2,560,713

Semiconductor Equipment - 1.0%

Varian Semiconductor Equipment Associates, Inc.†#	34,904	1,668,062

Semiconductors Components-Intergrated Circuits - 1.8%

Atmel Corp.†#	224,589	1,244,223
Emulex Corp.†	38,889	696,113
Micrel, Inc.†#	76,858	896,165

		2,836,501

Software Tools - 1.2%

Altiris, Inc.†	56,663	1,843,814

Telecommunication Equipment - 1.1%

Arris Group, Inc.†#	66,905	879,132
Comtech Telecommunications Corp.†#	26,831	921,645

		1,800,777

Therapeutics - 1.5%

Anika Therapeutics, Inc.†	52,367	710,097
CV Therapeutics, Inc.†#	74,735	954,366
Renovis, Inc.†#	209,377	734,913

		2,399,376

Transport-Equipment & Leasng - 0.7%

AMERCO†#	16,918	1,100,008

Transport-Services - 0.9%

Hub Group, Inc., Class A†#	43,132	1,365,990

Vitamins & Nutrition Products - 1.1%

NBTY, Inc.†	35,710	1,738,363

Wireless Equipment - 0.3%

Interdigital Communications Corp.†#	13,751	477,435

Total Long-Term Investment Securities (cost $150,274,206)		157,112,435

SHORT-TERM INVESTMENT SECURITIES - 28.1%
Collective Investment Pool - 26.5%

Securities Lending Quality Trust(1)	42,204,214	42,204,214

Time Deposit - 1.5%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 03/01/07	$2,411,000	2,411,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills 4.80% due 03/15/07@	200,000	199,626

Total Short-Term Investment Securities (cost $44,814,840)		44,814,840

TOTAL INVESTMENTS (cost $195,089,046) (2)	126.7%	201,927,275
Liabilities in excess of other assets	(26.7)	(42,522,275)

NET ASSETS	100.0%	$159,405,000

†	Non-income producing security

#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR -	American Depository Receipt
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
4 Long	Russell 2000 Index	March 2007	$1,649,945	$1,589,400	$(60,545)

See Notes to Portfolio of Investments

VALIC COMPANY I SOCIAL AWARENESS FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.5%
Advertising Agency - 0.7%

Omnicom Group, Inc.	28,710	$2,974,643

Airlines - 0.2%

Southwest Airlines Co.	44,140	667,838

Applications Software - 2.8%

Microsoft Corp.	416,765	11,740,270

Athletic Footwear - 1.2%

NIKE, Inc., Class B	49,080	5,127,388

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	6,700	465,583

Banks-Commercial - 0.7%

Regions Financial Corp.#	79,890	2,861,660

Banks-Super Regional - 10.0%

Bank of America Corp.	223,976	11,393,659
Fifth Third Bancorp#	108,110	4,354,671
National City Corp.	79,220	2,998,477
PNC Financial Services Group, Inc.#	26,910	1,972,772
US Bancorp	176,270	6,285,788
Wachovia Corp.	136,770	7,572,955
Wells Fargo & Co.	227,290	7,886,963

		42,465,285

Beverages-Non-alcoholic - 3.5%

Coca-Cola Co.	154,080	7,192,454
PepsiCo, Inc.	118,380	7,475,697

		14,668,151

Broadcast Services/Program - 0.8%

Clear Channel Communications, Inc.	88,260	3,193,247

Building & Construction Products-Misc. - 0.5%

Masco Corp.	65,310	1,949,504

Cable TV - 1.8%

Comcast Corp., Class A†	249,240	6,410,453
DIRECTV Group, Inc.†	49,180	1,109,501

		7,519,954

Computer Services - 1.0%

Electronic Data Systems Corp.	151,240	4,237,745

Computers - 4.2%

Apple Computer, Inc.†	60,590	5,126,520
Dell, Inc.†	235,290	5,376,376
Hewlett-Packard Co.	189,350	7,456,603

		17,959,499

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	22,401	0

Consumer Products-Misc. - 0.8%

Clorox Co.	51,360	3,254,170

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	80,060	5,392,842

Data Processing/Management - 0.2%

First Data Corp.	26,030	664,546

Diversified Manufactured Operations - 0.1%

Danaher Corp.	5,730	410,497

E-Commerce/Services - 0.6%

eBay, Inc.†	74,990	2,404,179

Electric-Generation - 0.7%

AES Corp.†	148,160	3,158,771

Electronic Components-Semiconductors - 0.1%

Micron Technology, Inc.†	29,580	350,819

Enterprise Software/Service - 1.4%

Oracle Corp.†	374,600	6,154,678

Finance-Credit Card - 1.5%

American Express Co.	112,410	6,392,757

Finance-Investment Banker/Broker - 5.4%

Citigroup, Inc.	234,475	11,817,540
J.P. Morgan Chase & Co.	194,573	9,611,906
Merrill Lynch & Co., Inc.	19,360	1,620,045

		23,049,491

Finance-Mortgage Loan/Banker - 1.4%

Fannie Mae	106,570	6,045,716

Finance-Other Services - 0.1%

Chicago Merchantile Exchange Holdings, Inc., Class A	800	431,304

Food-Misc. - 2.3%

Campbell Soup Co.#	102,780	4,196,507
General Mills, Inc.	16,010	902,324
Kellogg Co.#	96,170	4,800,806

		9,899,637

Independent Power Producer - 0.5%

NRG Energy, Inc.#†	30,290	2,006,410

Industrial Gases - 0.4%

Praxair, Inc.	25,860	1,595,303

Insurance-Multi-line - 2.5%

Hartford Financial Services Group, Inc.	49,560	4,686,394
MetLife, Inc.	92,250	5,825,587

		10,511,981

Insurance-Property/Casualty - 0.8%

Chubb Corp.	64,990	3,317,739

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	86,810	5,592,300

Machinery-Farming - 0.2%

Deere & Co.	9,360	1,014,811

Medical Instruments - 0.2%

Medtronic, Inc.	14,150	712,594

Medical Products - 0.1%

Zimmer Holdings, Inc.#†	5,500	463,815

Medical-Biomedical/Gene - 2.5%

Amgen, Inc.†	99,120	6,369,451
Genentech, Inc.†	49,440	4,171,253

		10,540,704

Medical-Drugs - 5.3%

Allergan, Inc.	17,320	1,934,817
Bristol-Myers Squibb Co.	213,090	5,623,445
Forest Laboratories, Inc.†	85,720	4,436,867
King Pharmaceuticals, Inc.†	150,760	2,811,674
Merck & Co., Inc.	165,280	7,298,765
Sepracor, Inc.#†	7,650	402,084

		22,507,652

Medical-Generic Drugs - 0.6%

Mylan Laboratories, Inc.	124,400	2,633,548

Medical-HMO - 2.3%

Aetna, Inc.	13,200	584,364

UnitedHealth Group, Inc.	63,570	3,318,354
WellPoint, Inc.†	72,960	5,792,294

		9,695,012

Metal-Copper - 1.0%

Southern Copper Corp.#	58,810	4,140,224

Motorcycle/Motor Scooter - 0.9%

Harley-Davidson, Inc.	58,260	3,839,334

Multimedia - 2.5%

McGraw-Hill Cos., Inc.	64,860	4,190,605
News Corp., Class A	89,780	2,022,743
Walt Disney Co.	122,180	4,185,887

		10,399,235

Networking Products - 2.1%

Cisco Systems, Inc.†	349,340	9,061,880

Office Automation & Equipment - 0.1%

Xerox Corp.†	16,710	288,582

Oil & Gas Drilling - 1.6%

ENSCO International, Inc.	47,620	2,386,238
Transocean, Inc.#†	58,080	4,453,575

		6,839,813

Oil Companies-Exploration & Production - 2.8%

Cimarex Energy Co.	35,590	1,242,447
EOG Resources, Inc.	43,480	2,945,335
Noble Energy, Inc.	72,390	4,167,492
Pioneer Natural Resources Co.	96,900	3,725,805

		12,081,079

Oil-Field Services - 1.5%

Schlumberger, Ltd.	103,630	6,507,964

Pharmacy Services - 0.2%

Caremark Rx, Inc.	11,310	696,583

Pipelines - 2.0%

Kinder Morgan, Inc.	43,960	4,649,210
Questar Corp.	46,410	3,904,937

		8,554,147

Retail-Apparel/Shoe - 0.1%

Nordstrom, Inc.	6,580	349,332

Retail-Consumer Electronics - 0.5%

Best Buy Co., Inc.	49,540	2,302,124

Retail-Discount - 1.5%

Costco Wholesale Corp.	39,320	2,197,595
Target Corp.	67,380	4,145,891

		6,343,486

Retail-Drug Store - 1.3%

Walgreen Co.	127,090	5,682,194

Retail-Regional Department Stores - 2.2%

Federated Department Stores, Inc.	109,720	4,900,095
Kohl’s Corp.†	63,730	4,396,733

		9,296,828

Retail-Restaurants - 1.4%

McDonald’s Corp.	136,140	5,952,041

Savings & Loans/Thrifts - 1.3%

Washington Mutual, Inc.#	124,750	5,374,230

Semiconductors Components-Intergrated Circuits - 0.9%

Analog Devices, Inc.	104,680	3,794,650

Telecom Services - 0.4%

Embarq Corp.#	30,530	1,689,836

Telephone-Integrated - 1.6%

ALLTEL Corp.	81,980	4,967,168
Citizens Communications Co.#	13,430	202,390
Qwest Communications International, Inc.#†	189,190	1,680,007

		6,849,565

Therapeutics - 1.1%

Gilead Sciences, Inc.†	65,930	4,717,951

Transport-Rail - 2.2%

CSX Corp.#	127,730	4,811,589
Norfolk Southern Corp.	97,490	4,621,026

		9,432,615

Transport-Services - 2.8%

FedEx Corp.	47,290	5,399,572
United Parcel Service, Inc., Class B	92,221	6,472,992

		11,872,564

Web Portals/ISP - 1.8%

Google, Inc., Class A†	15,750	7,078,837
Yahoo!, Inc.†	17,730	547,148

		7,625,985

Wireless Equipment - 1.6%

QUALCOMM, Inc.	168,460	6,785,569

Total Long-Term Investment Securities
(cost $378,204,420)		404,509,854

SHORT-TERM INVESTMENT SECURITIES - 13.7%
Collective Investment Pool - 9.5%

Securities Quality Lending Trust(4)	40,487,451	40,487,451

Commercial Paper - 4.0%

Societe General North America
5.33% due 03/01/07	$17,000,000	17,000,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills
4.86% due 03/08/07(5)	55,000	54,948
5.02% due 04/12/07(5)	10,000	9,941
5.07% due 04/19/07(5)	740,000	734,892

		799,781

Total Short-Term Investment Securities
(cost $98,774,683)		58,287,232

REPURCHASE AGREEMENT - 0.2%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $983,132 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,015,717

(cost $983,000)	983,000	983,000

TOTAL INVESTMENTS
(cost $437,474,652) (6)	109.4%	463,780,086
Liabilities in excess of other assets	(9.4)	(40,028,867)

NET ASSETS	100.0%	$423,751,219

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Social Awareness Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/00	22,401	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
55 Long	S&P 500 Index	March 2007	$19,627,288	$19,372,375	$(254,913)

See Notes to Portfolio of Investments

VALIC COMPANY I STOCK INDEX FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.7%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†	174,200	$2,193,178
Omnicom Group, Inc.	67,500	6,993,675

		9,186,853

Aerospace/Defense - 1.5%

Boeing Co.	312,300	27,254,421
General Dynamics Corp.	159,800	12,218,308
Lockheed Martin Corp.	140,600	13,677,568
Northrop Grumman Corp.	136,300	9,793,155
Raytheon Co.	175,600	9,403,380
Rockwell Collins, Inc.	66,000	4,321,680

		76,668,512

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	49,300	2,418,165
United Technologies Corp.	396,400	26,015,732

		28,433,897

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co.	259,500	8,921,610
Monsanto Co.	214,600	11,307,274

		20,228,884

Airlines - 0.1%

Southwest Airlines Co.	312,700	4,731,151

Apparel Manufacturers - 0.3%

Coach, Inc.†	145,100	6,848,720
Jones Apparel Group, Inc.	43,600	1,435,312
Liz Claiborne, Inc.#	40,500	1,822,500
Polo Ralph Lauren Corp.	24,200	2,104,916
VF Corp.	35,200	2,809,312

		15,020,760

Appliances - 0.1%

Whirlpool Corp.#	31,000	2,734,510

Applications Software - 2.1%

Citrix Systems, Inc.†	71,300	2,295,860
Compuware Corp.†	128,000	1,171,200
Intuit, Inc.†	137,700	4,063,527
Microsoft Corp.	3,416,300	96,237,171

		103,767,758

Athletic Footwear - 0.2%

NIKE, Inc., Class B	74,300	7,762,121

Audio/Video Products - 0.1%

Harman International Industries, Inc.	25,700	2,548,412

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.#	746,000	5,908,320
General Motors Corp.#	223,400	7,130,928

		13,039,248

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	98,000	6,810,020

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	77,300	7,250,740

Banks-Commercial - 0.9%

BB&T Corp.#	213,600	9,073,728
Commerce Bancorp, Inc.#	74,100	2,476,422
Compass Bancshares, Inc.	51,300	3,540,213
First Horizon National Corp.#	49,100	2,118,665
M&T Bank Corp.	30,600	3,669,552
Marshall & Ilsley Corp.#	100,700	4,786,271
Regions Financial Corp.	287,900	10,312,578
Synovus Financial Corp.	128,300	4,153,071
Zions Bancorp.	42,300	3,611,574

		43,742,074

Banks-Fiduciary - 0.6%

Bank of New York Co., Inc.	301,800	12,259,116
Mellon Financial Corp.	162,700	7,066,061
Northern Trust Corp.	74,100	4,468,230
State Street Corp.	131,200	8,594,912

		32,388,319

Banks-Super Regional - 5.0%

Bank of America Corp.	1,773,400	90,212,858
Comerica, Inc.	62,800	3,792,492
Fifth Third Bancorp#	220,400	8,877,712
Huntington Bancshares, Inc.	93,900	2,173,785
KeyCorp	158,500	5,981,790
National City Corp.	249,400	9,439,790
PNC Financial Services Group, Inc.#	116,000	8,503,960
SunTrust Banks, Inc.#	139,900	11,794,969
US Bancorp	694,200	24,755,172
Wachovia Corp.	752,700	41,676,999
Wells Fargo & Co.	1,333,200	46,262,040

		253,471,567

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	805,300	37,591,404
Coca-Cola Enterprises, Inc.#	109,400	2,197,846
Pepsi Bottling Group, Inc.	54,100	1,677,100
PepsiCo, Inc.	648,500	40,952,775

		82,419,125

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	31,200	2,043,600
Constellation Brands, Inc., Class A†	82,900	1,944,834

		3,988,434

Brewery - 0.3%

Anheuser-Busch Cos., Inc.	303,600	14,900,688
Molson Coors Brewing Co., Class B	18,100	1,528,364

		16,429,052

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc.	195,100	7,058,718

Building & Construction Products-Misc. - 0.2%

Masco Corp.	155,700	4,647,645
Vulcan Materials Co.	37,300	4,345,077

		8,992,722

Building Products-Air & Heating - 0.1%

American Standard Cos., Inc.	68,500	3,629,815

Building-Residential/Commerical - 0.2%

Centex Corp.#	46,800	2,169,648
D.R. Horton, Inc.	108,900	2,762,793
KB Home Corp.#	31,100	1,542,560
Lennar Corp., Class A	54,500	2,683,580
Pulte Homes, Inc.	83,400	2,465,304

		11,623,885

Cable TV - 0.8%

Comcast Corp., Class A†#	1,232,850	31,708,902

DIRECTV Group, Inc.†	304,500	6,869,520

		38,578,422

Casino Hotel - 0.1%

Harrah’s Entertainment, Inc.	73,500	6,210,015

Casino Services - 0.1%

International Game Technology	134,000	5,527,500

Chemicals-Diversified - 0.8%

Dow Chemical Co.	377,200	16,521,360
du Pont (E.I.) de Nemours & Co.	363,200	18,432,400
PPG Industries, Inc.	65,200	4,319,500
Rohm & Haas Co.	56,100	2,965,446

		42,238,706

Chemicals-Specialty - 0.2%

Ashland, Inc.	22,600	1,482,108
Eastman Chemical Co.	32,500	1,921,400
Ecolab, Inc.	70,400	2,977,920
Hercules, Inc.†	44,800	903,168
International Flavors & Fragrances, Inc.#	30,900	1,446,120
Sigma-Aldrich Corp.	52,100	2,136,100

		10,866,816

Coal - 0.1%

CONSOL Energy, Inc.	72,100	2,571,807
Peabody Energy Corp.	104,200	4,209,680

		6,781,487

Coatings/Paint - 0.1%

Sherwin-Williams Co.	44,200	2,941,510

Commercial Services - 0.0%

Convergys Corp.†	54,500	1,401,740

Commercial Services-Finance - 0.3%

Equifax, Inc.	49,400	1,912,768
H&R Block, Inc.	127,300	2,772,594
Moody’s Corp.	92,900	6,012,488
The Western Union Co.	302,700	6,559,509

		17,257,359

Computer Aided Design - 0.1%

Autodesk, Inc.†	91,500	3,765,225

Computer Services - 0.3%

Affiliated Computer Services, Inc., Class A†	39,000	2,026,830
Cognizant Technology Solutions Corp., Class A†	56,000	5,051,200
Computer Sciences Corp.†	67,800	3,588,654
Electronic Data Systems Corp.	204,300	5,724,486
Unisys Corp.†#	136,000	1,154,640

		17,545,810

Computers - 3.1%

Apple Computer, Inc.†	335,900	28,420,499
Dell, Inc.†#	897,100	20,498,735
Hewlett-Packard Co.	1,081,600	42,593,408
International Business Machines Corp.	594,900	55,331,649
Sun Microsystems, Inc.†	1,390,000	8,520,700

		155,364,991

Computers-Integrated Systems - 0.1%

NCR Corp.†	70,300	3,247,860

Computers-Memory Devices - 0.4%

EMC Corp.†	869,700	12,132,315
Network Appliance, Inc.†	147,600	5,707,692
SanDisk Corp.†	88,900	3,237,738

		21,077,745

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	38,700	2,343,672

Consumer Products-Misc. - 0.4%

Clorox Co.	59,900	3,795,264
Fortune Brands, Inc.#	59,800	4,807,920
Kimberly-Clark Corp.	181,000	12,327,910

		20,931,094

Containers-Metal/Glass - 0.0%

Ball Corp.	41,200	1,907,560

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	41,400	1,371,582
Pactiv Corp.†	52,600	1,693,720
Sealed Air Corp.	31,800	2,049,192

		5,114,494

Cosmetics & Toiletries - 2.0%

Avon Products, Inc.	175,600	6,437,496
Colgate-Palmolive Co.	203,100	13,680,816
Procter & Gamble Co.	1,251,400	79,451,386
The Estee Lauder Cos., Inc.	50,300	2,408,364

		101,978,062

Cruise Lines - 0.2%

Carnival Corp.	175,800	8,160,636

Data Processing/Management - 0.6%

Automatic Data Processing, Inc.	217,400	10,824,346
Fidelity National Information Services, Inc.	64,000	2,940,800
First Data Corp.	302,400	7,720,272
Fiserv, Inc.†	68,400	3,622,464
Paychex, Inc.	133,700	5,432,231

		30,540,113

Dental Supplies & Equipment - 0.0%

Patterson Cos, Inc.†#	55,000	1,835,900

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	40,700	3,247,860

Distribution/Wholesale - 0.1%

Genuine Parts Co.#	67,300	3,277,510
WW Grainger, Inc.	28,900	2,229,635

		5,507,145

Diversified Manufactured Operations - 4.9%

3M Co.	290,800	21,542,464
Cooper Industries, Ltd.	35,800	3,284,292
Danaher Corp.	93,700	6,712,668
Dover Corp.	80,700	3,856,653
Eaton Corp.	58,800	4,763,388
General Electric Co.	4,070,800	142,152,336
Honeywell International, Inc.	322,400	14,972,256
Illinois Tool Works, Inc.#	165,700	8,566,690
Ingersoll-Rand Co., Ltd., Class A	121,000	5,240,510

ITT, Inc.	72,900	4,317,138
Leggett & Platt, Inc.	70,600	1,681,692
Parker Hannifin Corp.	46,500	3,831,135
Textron, Inc.	49,500	4,568,355
Tyco International, Ltd.	785,500	24,216,965

		249,706,542

Drug Delivery Systems - 0.0%

Hospira, Inc.†#	61,500	2,353,605

E-Commerce/Products - 0.1%

Amazon.com, Inc.†#	122,000	4,775,080

E-Commerce/Services - 0.4%

eBay, Inc.†	457,000	14,651,420
IAC/InterActive Corp.†#	88,100	3,453,520
Monster Worldwide, Inc.†	50,700	2,527,902

		20,632,842

Electric Products-Misc. - 0.3%

Emerson Electric Co.	316,800	13,650,912
Molex, Inc.#	56,000	1,642,480

		15,293,392

Electric-Generation - 0.1%

AES Corp.†	262,300	5,592,236

Electric-Integrated - 3.2%

Allegheny Energy, Inc.†	65,200	3,080,048
Ameren Corp.#	81,500	4,256,745
American Electric Power Co., Inc.	156,200	7,007,132
CenterPoint Energy, Inc.#	123,600	2,205,024
CMS Energy Corp.†	87,800	1,532,110
Consolidated Edison, Inc.#	101,400	4,926,012
Constellation Energy Group, Inc.	71,100	5,593,437
Dominion Resources, Inc.#	139,700	11,948,541
DTE Energy Co.#	70,200	3,250,260
Duke Energy Corp.	496,000	9,766,240
Edison International	128,700	6,038,604
Entergy Corp.	81,800	8,073,660
Exelon Corp.	265,000	17,471,450
FirstEnergy Corp.	126,000	7,883,820
FPL Group, Inc.	159,600	9,427,572
Integrys Energy Group, Inc.#	29,600	1,649,904
NiSource, Inc.	107,700	2,562,183
PG&E Corp.#	137,700	6,392,034
Pinnacle West Capital Corp.	39,400	1,868,348
PPL Corp.	150,700	5,729,614
Progress Energy, Inc.#	100,400	4,905,544
Public Service Enterprise Group, Inc.	99,600	7,460,040
Southern Co.	293,400	10,503,720
TECO Energy, Inc.	82,600	1,385,202
TXU Corp.	181,400	11,999,610
Xcel Energy, Inc.#	160,700	3,797,341

		160,714,195

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.#	72,900	1,947,888
Sanmina-SCI Corp.†	210,400	780,584
Solectron Corp.†	361,100	1,162,742

		3,891,214

Electronic Components-Semiconductors - 1.9%

Advanced Micro Devices, Inc.†#	216,600	3,261,996
Altera Corp.†	143,000	3,018,730
Broadcom Corp.†	185,200	6,313,468
Intel Corp.	2,277,000	45,198,450
LSI Logic Corp.†#	158,100	1,603,134
Micron Technology, Inc.†	297,900	3,533,094
National Semiconductor Corp.	114,000	2,920,680
NVIDIA Corp.†	140,400	4,352,400
PMC - Sierra, Inc.†#	82,800	558,900
QLogic Corp.†	62,300	1,095,857
Texas Instruments, Inc.	586,000	18,142,560
Xilinx, Inc.	132,800	3,402,336

		93,401,605

Electronic Forms - 0.2%

Adobe Systems, Inc.†	230,400	9,043,200

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	161,400	5,119,608
Tektronix, Inc.	32,600	932,686

		6,052,294

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	49,300	4,294,030

Engineering/R&D Services - 0.1%

Fluor Corp.	34,800	2,939,556

Engines-Internal Combustion - 0.1%

Cummins, Inc.	20,700	2,787,876

Enterprise Software/Service - 0.7%

BMC Software, Inc.†	81,000	2,499,660
CA, Inc.#	162,200	4,225,310
Novell, Inc.†	133,900	886,418
Oracle Corp.†	1,579,900	25,957,757

		33,569,145

Entertainment Software - 0.1%

Electronic Arts, Inc.†	121,800	6,141,156

Filtration/Separation Products - 0.0%

Pall Corp.	48,300	1,670,214

Finance-Commercial - 0.1%

CIT Group, Inc.	78,300	4,421,601

Finance-Consumer Loans - 0.1%

SLM Corp.	161,400	6,878,868

Finance-Credit Card - 0.8%

American Express Co.	475,800	27,058,746
Capital One Financial Corp.	161,100	12,417,588

		39,476,334

Finance-Investment Banker/Broker - 5.8%

Bear Stearns Cos., Inc.	46,300	7,048,712
Charles Schwab Corp.	404,000	7,465,920
Citigroup, Inc.	1,940,500	97,801,200
E*TRADE Financial Corp.†	168,600	3,892,974
Goldman Sachs Group, Inc.	168,200	33,909,120
J.P. Morgan Chase & Co.	1,369,900	67,673,060
Lehman Brothers Holdings, Inc.	209,300	15,341,690
Merrill Lynch & Co., Inc.	349,000	29,204,320
Morgan Stanley	418,000	31,316,560

		293,653,556

Finance-Mortgage Loan/Banker - 1.0%

Countrywide Financial Corp.	230,100	8,808,228
Fannie Mae	385,100	21,846,723
Freddie Mac	273,700	17,566,066

		48,221,017

Finance-Other Services - 0.1%

Chicago Merchantile Exchange Holdings, Inc., Class A	13,800	7,439,994

Financial Guarantee Insurance - 0.2%

Ambac Financial Group, Inc.	41,900	3,672,116
MBIA, Inc.	53,300	3,542,851
MGIC Investment Corp.#	32,800	1,979,480

		9,194,447

Food-Confectionery - 0.2%

Hershey Co.#	68,700	3,632,856
WM Wrigley Jr. Co.	86,600	4,312,680

		7,945,536

Food-Dairy Products - 0.0%

Dean Foods Co.†	52,900	2,382,616

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	99,500	1,815,875

Food-Misc. - 0.7%

Campbell Soup Co.	85,900	3,507,297
ConAgra Foods, Inc.	201,200	5,076,276
General Mills, Inc.	135,500	7,636,780
H.J. Heinz Co.#	130,100	5,967,687
Kellogg Co.	99,100	4,947,072
McCormick & Co., Inc.	51,900	1,987,251
Sara Lee Corp.	295,000	4,855,700

		33,978,063

Food-Retail - 0.3%

Safeway, Inc.	175,100	6,053,207
The Kroger Co.	283,400	7,274,878
Whole Foods Market, Inc.	56,500	2,699,005

		16,027,090

Food-Wholesale/Distribution - 0.2%

SUPERVALU, Inc.	81,400	3,008,544
Sysco Corp.	244,200	8,048,832

		11,057,376

Forestry - 0.2%

Plum Creek Timber Co., Inc.	69,900	2,772,234
Weyerhaeuser Co.#	93,500	8,028,845

		10,801,079

Gas-Distribution - 0.2%

KeySpan Corp.	69,300	2,844,072
Nicor, Inc.#	17,700	823,758
Sempra Energy#	103,600	6,221,180

		9,889,010

Health Care Cost Containment - 0.1%

McKesson Corp.	116,900	6,518,344

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	109,400	3,349,828

Hotels/Motels - 0.4%

Hilton Hotels Corp.	152,700	5,390,310
Marriott International, Inc., Class A	132,700	6,357,657
Starwood Hotels & Resorts Worldwide, Inc.	83,700	5,507,460
Wyndham Worldwide Corp.†	78,200	2,752,640

		20,008,067

Human Resources - 0.1%

Robert Half International, Inc.	66,200	2,586,434

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	149,500	1,227,395

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	67,200	4,172,448

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	87,000	6,509,340
Praxair, Inc.	127,500	7,865,475

		14,374,815

Instruments-Scientific - 0.3%

Applera Corp.	72,300	2,232,624
PerkinElmer, Inc.	48,500	1,149,450
Thermo Fisher Scientific, Inc.†	161,100	7,292,997
Waters Corp.†	40,100	2,175,826

		12,850,897

Insurance Brokers - 0.2%

AON Corp.	122,300	4,604,595
Marsh & McLennan Cos., Inc.	217,600	6,401,792

		11,006,387

Insurance-Life/Health - 1.1%

AFLAC, Inc.	195,300	9,218,160
CIGNA Corp.	40,500	5,771,250
Genworth Financial, Inc., Class A	175,100	6,193,287
Lincoln National Corp.	113,400	7,728,210
Principal Financial Group	106,500	6,484,785
Prudential Financial, Inc.	188,300	17,124,002
Torchmark Corp.#	38,700	2,473,704
UnumProvident Corp.#	135,300	2,896,773

		57,890,171

Insurance-Multi-line - 2.7%

ACE, Ltd.	128,600	7,222,176
Allstate Corp.	246,700	14,816,802
American International Group, Inc.(1)	1,026,700	68,891,570
Cincinnati Financial Corp.	68,400	2,956,248
Hartford Financial Services Group, Inc.	125,200	11,838,912
Loews Corp.	180,500	7,840,920
MetLife, Inc.	300,200	18,957,630
XL Capital, Ltd., Class A	71,300	5,062,300

		137,586,558

Insurance-Property/Casualty - 0.6%

Chubb Corp.	162,600	8,300,730
Progressive Corp.	300,800	6,897,344
SAFECO Corp.	41,600	2,775,552
The Travelers Cos., Inc.	272,500	13,832,100

		31,805,726

Internet Security - 0.2%

Symantec Corp.†	370,500	6,335,550

VeriSign, Inc.†#	96,700	2,446,510

		8,782,060

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	95,500	5,582,930
Federated Investors, Inc., Class B	35,600	1,273,412
Franklin Resources, Inc.	65,800	7,724,262
Janus Capital Group, Inc.#	78,300	1,663,875
Legg Mason, Inc.	51,900	5,332,206
T. Rowe Price Group, Inc.	104,200	4,851,552

		26,428,237

Leisure Products - 0.0%

Brunswick Corp.#	36,200	1,181,930

Linen Supply & Related Items - 0.0%

Cintas Corp.	54,000	2,180,520

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	256,900	16,549,498
Terex Corp.†	40,200	2,646,768

		19,196,266

Machinery-Farming - 0.2%

Deere & Co.	91,300	9,898,746

Medical Information Systems - 0.0%

IMS Health, Inc.	78,400	2,264,192

Medical Instruments - 0.7%

Boston Scientific Corp.†	465,700	7,595,567
Medtronic, Inc.	454,600	22,893,656
St. Jude Medical, Inc.†	139,600	5,535,140

		36,024,363

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	49,500	3,947,625
Quest Diagnostics, Inc.#	63,200	3,224,464

		7,172,089

Medical Products - 2.3%

Baxter International, Inc.	258,400	12,922,584
Becton, Dickinson & Co.	97,300	7,393,827
Biomet, Inc.#	96,700	4,093,311
Johnson & Johnson	1,145,000	72,192,250
Stryker Corp.	117,400	7,281,148
Varian Medical Systems, Inc.†	51,000	2,343,450
Zimmer Holdings, Inc.†#	94,300	7,952,319

		114,178,889

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.†	460,600	29,598,156
Biogen Idec, Inc.†	133,100	6,014,789
Celgene Corp.†#	147,000	7,835,100
Genzyme Corp.†	103,900	6,421,020
MedImmune, Inc.†	94,500	3,015,495
Millipore Corp.†#	21,100	1,509,072

		54,393,632

Medical-Drugs - 4.7%

Abbott Laboratories	606,200	33,110,644
Allergan, Inc.#	60,700	6,780,797
Bristol-Myers Squibb Co.	776,700	20,497,113
Eli Lilly & Co.	388,700	20,461,168
Forest Laboratories, Inc.†	125,100	6,475,176
King Pharmaceuticals, Inc.†	95,900	1,788,535
Merck & Co., Inc.	857,400	37,862,784
Pfizer, Inc.	2,847,500	71,073,600
Schering-Plough Corp.	585,600	13,749,888
Wyeth	531,800	26,015,656

		237,815,361

Medical-Generic Drugs - 0.1%

Barr Pharmaceuticals, Inc.†	42,100	2,231,300
Mylan Laboratories, Inc.	83,700	1,771,929
Watson Pharmaceuticals, Inc.†	40,500	1,067,580

		5,070,809

Medical-HMO - 1.3%

Aetna, Inc.	206,100	9,124,047
Coventry Health Care, Inc.†	63,000	3,428,460
Humana, Inc.†	65,600	3,925,504
UnitedHealth Group, Inc.	532,000	27,770,400
WellPoint, Inc.†	244,900	19,442,611

		63,691,022

Medical-Hospitals - 0.1%

Health Management Assoc., Inc., Class A#	95,000	1,896,200
Tenet Healthcare Corp.†#	186,100	1,271,063

		3,167,263

Medical-Nursing Homes - 0.0%

Manor Care, Inc.#	29,200	1,564,536

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	75,800	3,992,386
Cardinal Health, Inc.	159,900	11,207,391

		15,199,777

Metal-Aluminum - 0.2%

Alcoa, Inc.	342,500	11,442,925

Metal-Copper - 0.2%

Phelps Dodge Corp.	80,600	10,067,746

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc., Class B#	77,800	4,466,498

Mining - 0.2%

Newmont Mining Corp.	177,800	8,013,446

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	102,400	6,748,160

Multimedia - 2.0%

E.W. Scripps Co., Class A#	32,900	1,492,015
McGraw-Hill Cos., Inc.	139,900	9,038,939
Meredith Corp.	15,300	894,591
News Corp., Class A	924,400	20,826,732
Time Warner, Inc.	1,576,600	32,083,810
Viacom, Inc., Class B†	276,200	10,782,848
Walt Disney Co.	816,900	27,986,994

		103,105,929

Networking Products - 1.3%

Cisco Systems, Inc.†	2,398,200	62,209,308

Juniper Networks, Inc.†#	223,400	4,224,494

		66,433,802

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†	100,300	1,285,846
Waste Management, Inc.	211,300	7,194,765

		8,480,611

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	87,600	4,179,396
Xerox Corp.†	381,200	6,583,324

		10,762,720

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	37,200	2,472,312

Oil & Gas Drilling - 0.4%

ENSCO International, Inc.	59,900	3,001,589
Nabors Industries, Ltd.†#	118,200	3,541,272
Noble Corp.	53,600	3,763,792
Rowan Cos., Inc.	43,700	1,338,531
Transocean, Inc.†	115,500	8,856,540

		20,501,724

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp.#	181,600	7,305,768
Apache Corp.	130,100	8,915,753
Chesapeake Energy Corp.#	164,300	5,009,507
Devon Energy Corp.	174,600	11,472,966
EOG Resources, Inc.	96,100	6,509,814
Murphy Oil Corp.	73,900	3,829,498
XTO Energy, Inc.#	144,600	7,470,036

		50,513,342

Oil Companies-Integrated - 6.0%

Chevron Corp.	860,900	59,066,349
ConocoPhillips	649,900	42,516,458
Exxon Mobil Corp.	2,303,300	165,100,544
Hess Corp.#	106,900	5,671,045
Marathon Oil Corp.	138,800	12,594,712
Occidental Petroleum Corp.	340,200	15,710,436

		300,659,544

Oil Field Machinery & Equipment - 0.1%

National-Oilwell Varco, Inc.†	69,200	4,819,088

Oil Refining & Marketing - 0.3%

Sunoco, Inc.#	48,600	3,135,672
Valero Energy Corp.	238,700	13,761,055

		16,896,727

Oil-Field Services - 1.2%

Baker Hughes, Inc.	126,600	8,242,926
BJ Services Co.	115,700	3,099,603
Halliburton Co.	397,000	12,259,360
Schlumberger, Ltd.	465,300	29,220,840
Smith International, Inc.	78,800	3,230,800
Weatherford International, Ltd.†	134,200	5,388,130

		61,441,659

Optical Supplies - 0.0%

Bausch & Lomb, Inc.	21,200	1,107,912

Paper & Related Products - 0.2%

International Paper Co.	179,700	6,470,997
MeadWestvaco Corp.	71,500	2,177,175
Temple-Inland, Inc.	42,300	2,529,540

		11,177,712

Pharmacy Services - 0.4%

Caremark Rx, Inc.	168,400	10,371,756
Express Scripts, Inc.†	53,500	4,034,435
Medco Health Solutions, Inc.†	115,900	7,835,999

		22,242,190

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.#	113,500	2,710,380

Pipelines - 0.5%

El Paso Corp.	278,600	4,006,268
Kinder Morgan, Inc.	42,400	4,484,224
Questar Corp.	33,900	2,852,346
Spectra Energy Corp.	247,900	6,378,467
Williams Cos., Inc.	235,500	6,351,435

		24,072,740

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.#	85,500	3,093,390

Publishing-Newspapers - 0.2%

Dow Jones & Co., Inc.#	25,700	926,742
Gannett Co., Inc.	92,600	5,672,676
New York Times Co.#	56,700	1,402,191
Tribune Co.#	75,300	2,261,259

		10,262,868

Real Estate Investment Trusts - 1.1%

Apartment Investment & Management Co., Class A	38,100	2,242,566
Archstone-Smith Trust	86,200	4,862,542
AvalonBay Communities, Inc.	31,100	4,278,116
Boston Properties, Inc.	46,100	5,536,610
Equity Residential	115,400	5,861,166
Kimco Realty Corp.	89,300	4,488,218
ProLogis	97,700	6,460,901
Public Storage, Inc.	48,400	4,901,468
Simon Property Group, Inc.	87,400	9,853,476
Vornado Realty Trust	51,000	6,487,200

		54,972,263

Real Estate Management/Services - 0.1%

CB Richard Ellis Group, Inc., Class A†	73,000	2,432,360
Realogy Corp.†	84,700	2,505,426

		4,937,786

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	208,000	3,991,520
Limited Brands, Inc.	135,100	3,739,568
Nordstrom, Inc.	90,400	4,799,336

		12,530,424

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	20,000	2,505,800

Retail-Automobile - 0.0%

AutoNation, Inc.†	59,000	1,295,640

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	111,600	4,451,724

Retail-Building Products - 1.0%

Home Depot, Inc.	806,000	31,917,600
Lowe’s Cos., Inc.	601,300	19,578,328

		51,495,928

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	159,300	7,402,671
Circuit City Stores, Inc.	56,000	1,065,680
RadioShack Corp.	53,700	1,340,889

		9,809,240

Retail-Discount - 1.7%

Big Lots, Inc.†#	43,300	1,083,799
Costco Wholesale Corp.	181,000	10,116,090
Dollar General Corp.	123,200	2,079,616
Family Dollar Stores, Inc.	59,900	1,735,303
Target Corp.	339,200	20,870,976
TJX Cos., Inc.	179,700	4,941,750
Wal-Mart Stores, Inc.	971,100	46,904,130

		87,731,664

Retail-Drug Store - 0.6%

CVS Corp.#	325,300	10,217,673
Walgreen Co.	396,400	17,723,044

		27,940,717

Retail-Jewelry - 0.0%

Tiffany & Co.#	53,500	2,329,390

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	88,800	7,202,568
Sears Holdings Corp.†	32,800	5,912,200

		13,114,768

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	109,900	3,666,264
OfficeMax, Inc.	29,400	1,525,860
Staples, Inc.	285,400	7,426,108

		12,618,232

Retail-Regional Department Stores - 0.4%

Dillard’s, Inc., Class A#	24,100	804,940
Federated Department Stores, Inc.	207,400	9,262,484
Kohl’s Corp.†	129,200	8,913,508

		18,980,932

Retail-Restaurants - 0.8%

Darden Restaurants, Inc.	57,900	2,371,584
McDonald’s Corp.	488,300	21,348,476
Starbucks Corp.†	298,500	9,223,650
Wendy’s International, Inc.#	37,700	1,209,793
Yum! Brands, Inc.	104,800	6,072,112

		40,225,615

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†#	70,000	1,723,400

Savings & Loans/Thrifts - 0.4%

Hudson City Bancorp, Inc.	198,500	2,659,900
Sovereign Bancorp, Inc.	142,000	3,588,340
Washington Mutual, Inc.	373,300	16,081,764

		22,330,004

School - 0.1%

Apollo Group, Inc., Class A†	55,300	2,615,137

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	548,400	10,183,788
KLA-Tencor Corp.	78,600	4,066,764
Novellus Systems, Inc.†#	48,800	1,571,360
Teradyne, Inc.†#	75,000	1,209,000

		17,030,912

Semiconductors Components-Intergrated Circuits - 0.3%

Analog Devices, Inc.	135,100	4,897,375
Linear Technology Corp.	118,100	3,919,739
Maxim Integrated Products, Inc.	126,600	4,146,150

		12,963,264

Steel-Producers - 0.2%

Nucor Corp.	119,300	7,261,791
United States Steel Corp.	46,700	4,138,554

		11,400,345

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.	39,800	4,077,510

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	33,300	1,047,951
Corning, Inc.†	617,800	12,745,214
JDS Uniphase Corp.†#	83,400	1,351,914

		15,145,079

Telecom Services - 0.1%

Embarq Corp.	59,000	3,265,650

Telecommunication Equipment - 0.1%

ADC Telecommunications, Inc.†	46,200	758,604
Avaya, Inc.†	179,300	2,201,804
Tellabs, Inc.†	174,500	1,828,760

		4,789,168

Telephone-Integrated - 3.5%

ALLTEL Corp.	147,500	8,937,025
AT&T, Inc.	2,472,090	90,972,912
CenturyTel, Inc.	45,200	2,022,700
Citizens Communications Co.#	127,100	1,915,397
Qwest Communications International, Inc.†#	635,100	5,639,688
Sprint Corp.	1,143,200	22,040,896
Verizon Communications, Inc.	1,152,900	43,153,047
Windstream Corp.	188,300	2,833,915

		177,515,580

Television - 0.3%

CBS Corp., Class B	308,600	9,366,010
Univision Communications, Inc., Class A†	99,600	3,585,600

		12,951,610

Therapeutics - 0.3%

Gilead Sciences, Inc.†	181,600	12,995,296

Tobacco - 1.5%

Altria Group, Inc.	827,700	69,758,556
Reynolds American, Inc.#	67,700	4,133,085
UST, Inc.#	63,600	3,692,616

		77,584,257

Tools-Hand Held - 0.1%

Black & Decker Corp.	26,800	2,258,436
Snap-on, Inc.	23,100	1,157,310
Stanley Works	32,100	1,783,797

		5,199,543

Toys - 0.1%

Hasbro, Inc.	62,700	1,773,783
Mattel, Inc.	150,600	3,917,106

		5,690,889

Transport-Rail - 0.7%

Burlington Northern Santa Fe Corp.	141,900	11,237,061
CSX Corp.	171,800	6,471,706
Norfolk Southern Corp.	156,700	7,427,580
Union Pacific Corp.	106,500	10,504,095

		35,640,442

Transport-Services - 0.9%

FedEx Corp.	121,100	13,827,198
Ryder System, Inc.#	24,000	1,234,560
United Parcel Service, Inc., Class B	423,900	29,753,541

		44,815,299

Travel Service - 0.0%

Sabre Holdings Corp., Class A	52,300	1,690,859

Web Portals/ISP - 1.0%

Google, Inc., Class A†	84,600	38,023,470
Yahoo!, Inc.†	483,500	14,920,810

		52,944,280

Wireless Equipment - 0.9%

Motorola, Inc.	954,700	17,681,044
QUALCOMM, Inc.#	652,600	26,286,728

		43,967,772

Total Long-Term Investment Securities
(cost $3,078,595,329)		4,986,695,549

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Collective Investment Pool - 2.7%

Securities Quality Lending Trust(2)	137,496,457	137,496,457

Commercial Paper - 1.1%

Societe General North America
5.33% due 03/01/07	$54,000,000	54,000,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
4.85% due 03/08/07(4)	1,225,000	1,223,845
5.02% due 03/29/07(4)	10,000	9,961
5.02% due 04/12/07(4)	275,000	273,389
5.05% due 04/12/07(4)	60,000	59,647
5.06% due 04/19/07(4)	30,000	29,793
5.07% due 04/19/07(4)	1,030,000	1,022,890
5.07% due 04/26/07(4)	60,000	59,530

		2,679,055

Total Short-Term Investment Securities
(cost $194,175,512)		194,175,512

REPURCHASE AGREEMENT - 0.0%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $866,116 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 06/15/08 and having an approximate value of $892,100

(cost $866,000)	866,000	866,000

TOTAL INVESTMENTS
(cost $3,273,636,841)(3)	102.6%	5,181,737,061
Liabilities in excess of other assets	(2.6)	(129,038,176)

NET ASSETS	100.0%	$5,052,698,885

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2007	Unrealized Appreciation (Depreciation)
183 Long	S&P 500 Index	March 2007	$65,609,200	$64,457,175	$(1,152,025)

See Notes to Portfolio of Investments

VALIC COMPANY I VALIC ULTRA FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.5%
Aerospace/Defense - 1.9%

Boeing Co.	218,443	$19,063,521

Aerospace/Defense-Equipment - 2.1%

United Technologies Corp.	321,389	21,092,760

Agricultural Operations - 1.1%

Monsanto Co.	201,605	10,622,567

Airlines - 1.1%

US Airways Group, Inc.	215,378	11,262,116

Apparel Manufacturer - 1.8%

Coach, Inc.	385,510	18,196,072

Applications Software - 1.4%

Microsoft Corp.	481,875	13,574,419

Athletic Footwear - 0.8%

NIKE, Inc., Class B	75,095	7,845,175

Beverages-Non-alcoholic - 2.0%

PepsiCo, Inc.	320,182	20,219,493

Cable TV - 0.7%

Rogers Communications, Inc.	213,591	6,972,387

Casino Services - 1.5%

International Game Technology	362,192	14,940,420

Cellular Telecom - 1.3%

America Movil SA de CV, Series L ADR	294,034	12,878,689

Chemicals-Specialty - 0.9%

Ecolab, Inc.#	222,192	9,398,722

Commercial Services-Finance - 1.9%

Moody’s Corp.	287,233	18,589,720

Computer Services - 0.3%

DST Systems, Inc.#	38,299	2,697,016

Computers - 3.9%

Apple Computer, Inc.	264,979	22,419,873
Hewlett-Packard Co.	417,808	16,453,279

		38,873,152

Cosmetics & Toiletries - 2.1%

Colgate-Palmolive Co.	120,279	8,101,993
Procter & Gamble Co.	206,299	13,097,924

		21,199,917

Cruise Lines - 0.5%

Carnival Corp.#	107,867	5,007,186

Data Processing/Management - 2.7%

Fiserv, Inc.	122,918	6,509,737
Paychex, Inc.	509,235	20,690,218

		27,199,955

Diversified Manufactured Operations - 2.2%

Danaher Corp.	309,176	22,149,369

E-Commerce/Services - 0.7%

eBay, Inc.	205,701	6,594,774

E-Marketing/Info - 0.5%

Digital River, Inc.#	99,420	5,506,874

Electric Products-Misc. - 1.6%

Emerson Electric Co.	375,875	16,196,454

Electronic Components-Semiconductors - 1.3%

Microchip Technology, Inc.	375,670	13,373,852

Electronic Forms - 2.0%

Adobe Systems, Inc.	518,128	20,336,524

Electronic Measurement Instruments - 0.9%

Garmin, Ltd.#	155,738	8,528,213

Entertainment Software - 1.9%

Electronic Arts, Inc.	370,401	18,675,618

Finance-Consumer Loans - 0.8%

SLM Corp.	186,388	7,943,857

Finance-Investment Banker/Broker - 4.2%

Goldman Sachs Group, Inc.	52,835	10,651,536
Morgan Stanley	245,451	18,389,189
TD Ameritrade Holding Corp.#	783,805	12,540,880

		41,581,605

Finance-Other Services - 2.1%

Chicago Merchantile Exchange Holdings, Inc., Class A	24,772	13,355,328
IntercontinentalExchange, Inc.#	53,723	8,104,115

		21,459,443

Financial Guarantee Insurance - 1.2%

Ambac Financial Group, Inc.	142,286	12,469,945

Human Resources - 1.0%

Manpower, Inc.	128,329	9,534,845

Instruments-Scientific - 2.5%

Thermo Fisher Scientific, Inc.	424,387	19,211,999
Waters Corp.	106,503	5,778,853

		24,990,852

Insurance-Life/Health - 1.0%

AFLAC, Inc.	220,327	10,399,434

Investment Management/Advisor Services - 3.3%

Franklin Resources, Inc.	138,600	16,270,254
T. Rowe Price Group, Inc.	367,733	17,121,648

		33,391,902

Medical Instruments - 0.7%

Medtronic, Inc.	146,600	7,382,776

Medical Products - 4.9%

Baxter International, Inc.	426,509	21,329,715
Stryker Corp.	378,006	23,443,932
Varian Medical Systems, Inc.#	102,125	4,692,644

		49,466,291

Medical-Biomedical/Gene - 2.2%

Amgen, Inc.	238,139	15,302,812
Genentech, Inc.	80,772	6,814,734

		22,117,546

Medical-Drugs - 1.8%

Abbott Laboratories	325,980	17,805,028

Medical-HMO - 2.1%

UnitedHealth Group, Inc.	404,207	21,099,605

Metal-Diversified - 1.6%

Rio Tinto PLC(1)	291,373	15,746,231

Motorcycle/Motor Scooter - 1.4%

Harley-Davidson, Inc.#	218,235	14,381,686

Networking Products - 4.1%

Cisco Systems, Inc.	1,594,641	41,364,987

Oil Companies-Integrated - 2.1%

Exxon Mobil Corp.	190,446	13,651,169

Suncor Energy, Inc.	108,433	7,712,840

		21,364,009

Oil-Field Services - 0.6%

Schlumberger, Ltd.	94,251	5,918,963

Pharmacy Services - 1.6%

Express Scripts, Inc.	206,885	15,601,198

Retail-Automobile - 0.9%

CarMax, Inc.	173,968	9,168,114

Retail-Bedding - 1.2%

Bed Bath & Beyond, Inc.	297,752	11,877,327

Retail-Discount - 2.7%

Target Corp.	306,596	18,864,852
TJX Cos., Inc.	278,377	7,655,367

		26,520,219

Retail-Drug Store - 1.8%

Walgreen Co.	411,670	18,405,766

Retail-Hypermarkets - 0.7%

Wal-Mart de Mexico SA de CV, Series V	1,752,074	6,748,283

Retail-Pet Food & Supplies - 0.5%

PETsMART, Inc.#	152,305	4,616,365

Retail-Regional Department Stores - 2.0%

Kohl’s Corp.	296,763	20,473,679

Retail-Restaurants - 3.3%

Chipotle Mexican Grill, Inc., Class A#	37,898	2,273,501
McDonald’s Corp.	265,800	11,620,776
Starbucks Corp.	249,114	7,697,622
Yum! Brands, Inc.	189,436	10,975,922

		32,567,821

Semiconductor Equipment - 1.7%

ASML Holding NV(Amsterdam)(1)	440,275	10,779,862
ASML Holding NV (New York)#	241,694	5,940,838

		16,720,700

Steel-Specialty - 0.7%

Allegheny Technologies, Inc.	65,365	6,696,644

Toys - 0.8%

Nintendo Co., Ltd.(1)	28,800	7,726,017

Web Portals/ISP - 1.9%

Google, Inc., Class A	42,459	19,083,198

Wireless Equipment - 1.0%

QUALCOMM, Inc.	243,728	9,817,364

Total Common Stock
(cost $909,230,134)		975,436,665

EXCHANGE TRADED FUNDS - 1.5%
Index Fund-Large Cap - 1.5%
iShares FTSE/ Xinhau China 25 Index#	64,436	6,385,608
SPDR Trust, Series 1#	59,443	8,377,302

Total Exchange Traded Funds
(cost $13,243,180)		14,762,910

Total Long-Term Investment Securities
(cost $922,473,314)		990,199,575

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Collective Investment Pool - 4.5%
Securities Lending Quality Trust(3)	45,218,182	45,218,182

Time Deposit - 0.9%

Euro Time Deposit with State Street Bank & Trust Co.
4.05% due 03/01/07	$8,877,000	8,877,000

Total Short-Term Investment Securities
(cost $54,095,182)		54,095,182

TOTAL INVESTMENTS
(cost $976,568,496)(2)	104.4%	1,044,294,757
Liabilities in excess of other assets	(4.4)	(43,678,866)

NET ASSETS	100.0%	$1,000,615,891

#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedure at February 28, 2007. See Note 1 reguardings fair value pricing procedures for foreign equity securities.
(2)	See note 4 for cost of investment on a tax basis.
(3)	The security is purchased with the cost collateral received from securities loaned.
ADR -	American Depository Receipt

Open Forward Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
CAD 4,235,509	USD	3,653,285	03/30/2007	$28,625
*USD 169,843	MXN	1,899,187	03/30/2007	4
*MXN 38,955,552	USD	3,511,882	03/30/2007	28,020

				$56,649

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
EUR 4,168,340	USD	5,496,394	03/30/2007	$(26,894)
GBP 4,235,106	USD	8,307,711	03/30/2007	(10,461)
JPY 463,745	USD	3,858,914	03/30/2007	(72,506)

				$(109,861)

Net Unrealized Appreciation (Depreciation)				$(53,212)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

CAD -	Canada Dollar
EUR -	Euro Dollar
GBP -	British Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
USD -	United States Dollar

See Notes to Portfolio of Investments

VALIC COMPANY I VALUE FUND

PORTFOLIO OF INVESTMENTS - February 28, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.5%
Aerospace/Defense - 2.0%

Boeing Co.	9,340	$815,102
Rockwell Collins, Inc.	11,480	751,710

		1,566,812

Aerospace/Defense-Equipment - 5.8%

Alliant Techsystems, Inc.†	9,630	833,477
United Technologies Corp.	57,418	3,768,343

		4,601,820

Applications Software - 1.6%

Microsoft Corp.	44,460	1,252,438

Auto-Heavy Duty Trucks - 2.0%

Navistar International Corp.†	39,364	1,596,210

Banks-Super Regional - 11.1%

Bank of America Corp.	38,354	1,951,068
Wachovia Corp.	64,791	3,587,478
Wells Fargo & Co.	95,943	3,329,222

		8,867,768

Broadcast Services/Program - 5.5%

Liberty Global, Inc., Class A†	37,121	1,068,714
Liberty Global, Inc., Class C	120,400	3,282,104

		4,350,818

Building & Construction Products-Misc. - 1.0%

Vulcan Materials Co.	6,886	802,150

Building Products-Cement - 1.0%

Martin Marietta Materials, Inc.	6,427	805,432

Chemicals-Specialty - 0.7%

Lubrizol Corp.	10,500	546,000

Computers-Memory Devices - 0.0%

Hutchinson Technology, Inc.†	430	9,727

Diversified Manufactured Operations - 4.2%

Siemens AG ADR	31,392	3,316,251

Electric-Integrated - 4.8%
CMS Energy Corp.†	48,607	848,192
Exelon Corp.	41,818	2,757,061
PG&E Corp.	4,537	210,607

		3,815,860

Electronic Components-Semiconductors - 1.5%

Texas Instruments, Inc.	38,353	1,187,409

Electronic Design Automation - 0.0%

Synopsys, Inc.†	690	17,650

Enterprise Software/Service - 1.1%

Novell, Inc.†	131,540	870,795

Entertainment Software - 2.0%

Take-Two Interactive Software, Inc.†	89,660	1,595,948

Finance-Credit Card - 2.9%

American Express Co.	14,450	821,771
Capital One Financial Corp.	19,571	1,508,533

		2,330,304

Finance-Investment Banker/Broker - 5.5%

E*TRADE Financial Corp.	32,992	761,785
UBS AG	61,682	3,641,706

		4,403,491

Finance-Mortgage Loan/Banker - 1.0%

Freddie Mac	12,531	804,240

Food-Misc. - 1.0%

ConAgra Foods, Inc.	30,480	769,010

Food-Wholesale/Distribution - 2.1%

SUPERVALU, Inc.	44,900	1,659,504

Gas-Distribution - 0.7%

Sempra Energy	9,222	553,781

Independent Power Producers - 1.0%

Dynegy, Inc., Class A	48,000	394,080
Reliant Energy, Inc.†	25,294	427,722

		821,802

Insurance-Life/Health - 1.0%

Genworth Financial, Inc., Class A	21,877	773,789

Insurance-Reinsurance - 4.8%

Everest Re Group, Ltd.	32,195	3,129,676
Platinum Underwriters Holdings, Ltd.	21,812	696,893

		3,826,569

Medical-Drugs - 2.8%

Novartis AG ADR	12,849	712,220
Sanofi-Aventis ADR	36,198	1,535,157

		2,247,377

Medical-HMO - 2.0%

WellPoint, Inc.	19,712	1,564,936

Multimedia - 1.4%

News Corp., Class A	51,162	1,152,680

Oil Companies-Exploration & Production - 0.2%

Murphy Oil Corp.	3,000	155,460

Oil Companies-Integrated - 7.1%

Exxon Mobil Corp.	52,432	3,758,326
Total SA ADR	27,920	1,879,574

		5,637,900

Oil-Field Services - 1.4%

Baker Hughes, Inc.	4,980	324,248
Schlumberger, Ltd.	12,778	802,458

		1,126,706

Pharmacy Services - 1.2%

Medco Health Solutions, Inc.	14,756	997,653

Retail-Discount - 1.0%

Costco Wholesale Corp.	14,700	821,583

Retail-Drug Store - 1.0%

Walgreen Co.	18,246	815,779

Retail-Office Supplies - 3.2%

Office Depot, Inc.†	76,616	2,555,910

Telecom Equipment-Fiber Optics - 0.9%

Corning, Inc.	35,877	740,142

Telephone-Integrated - 2.1%

Sprint Corp.	44,700	861,816
Verizon Communications, Inc.	21,200	793,516

		1,655,332

Therapeutics - 0.2%

Vanda Pharmaceuticals, Inc.	5,300	127,518

Tobacco - 4.6%

Altria Group, Inc.	43,100	3,632,468

Wireless Equipment - 2.1%

Nokia Oyj ADR	36,890	805,308
QUALCOMM, Inc.	21,010	846,283

		1,651,591

Total Long-Term Investment Securities
(cost $70,586,645)		76,028,613

REPURCHASE AGREEMENT - 5.1%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 02/28/07, to be repurchased 03/01/07 in the amount of $4,022,539 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.88%, due 02/09/10 and having an approximate value of $4,105,338 (cost $4,022,000)	$4,022,000	4,022,000

TOTAL INVESTMENTS
(cost $74,608,645)(1)	100.6%	80,050,613
Liabilities in excess of other assets	(0.6)	(437,927)

NET ASSETS	100.0%	$79,612,686

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

NOTES TO SCHEDULE OF INVESTMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 28, 2007, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.75%	$2,483,000
Large Capital Growth	6.22%	5,622,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 28, 2007, bearing interest at a rate of 4.75% per annum, with a principal amount of $90,330,000, a repurchase price of $90,341,919, and maturity date of March 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	8.88%	8/15/17	$68,170,000	$92,140,276

As of February 28, 2007, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	7.36%	$18,402,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated February 28, 2007, bearing interest at a rate of 5.26% per annum, with a principal amount of $250,000,000, a repurchase price of $250,036,528, and maturity date of March 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	1.88%	7/15/15	$250,923,000	$255,000,499

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended February 28, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/06	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 02/28/07
Stock Index	American International Group, Inc.	$514,503	$64,393,280	$1,066,997	$3,296,197	$2,800,855	$3,926,635	$68,891,570

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2007.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$164,042,717	$9,695,074	$2,046,460	$7,648,614
Blue Chip Growth	88,134,347	14,456,197	1,530,675	12,925,522
Broad Cap Value	26,407,658	3,207,617	307,110	2,900,507
Capital Conservation	233,572,033	2,511,583	593,316	1,918,267
Core Equity	376,399,617	72,765,553	11,596,879	61,168,674
Core Value	208,401,795	30,846,438	6,314,010	24,532,428
Foreign Value	895,572,075	90,246,490	11,943,778	78,302,712
Global Equity	454,883,583	42,325,913	3,993,079	38,332,834
Global Strategy	444,587,050	42,062,505	4,652,537	37,409,968
Government Securities	119,639,155	833,029	242,113	590,916
Growth & Income	145,160,102	8,997,484	3,946,392	5,051,092
Health Sciences	166,591,139	33,337,569	11,021,177	22,316,392
Inflation Protected	16,071,317	227,223	268,532	(41,309)
International Equities	1,032,957,519	225,358,203	11,760,633	213,597,570
International Government Bond	128,353,003	4,842,666	1,144,516	3,698,150
International Growth I	576,691,961	114,194,459	4,451,101	109,743,358
Large Cap Core	106,646,784	8,749,408	1,280,153	7,469,255
Large Capital Growth	517,034,224	55,962,892	6,061,391	49,901,501
Mid Cap Index	2,720,118,978	674,334,223	141,352,459	532,981,764
Mid Cap Strategic Growth	366,817,849	27,668,126	8,221,977	19,446,149
Money Market I	484,866,630	—	—	—
NASDAQ-100® Index	75,196,841	22,369,428	5,230,216	17,139,212
Science & Technology	915,857,737	54,351,101	28,364,174	25,986,927
Small Cap Aggressive Growth	60,862,757	4,007,943	1,401,714	2,606,229
Small Cap	614,343,230	94,824,432	21,314,386	73,510,046
Small Cap Index	1,298,406,968	227,700,243	64,307,989	163,392,254
Small Cap Special Values	446,815,516	36,507,974	12,736,594	23,771,380
Small Cap Strategic Growth	195,118,874	16,269,501	9,461,100	6,808,401
Social Awareness	437,980,059	31,805,739	6,005,712	25,800,027
Stock Index	3,304,515,884	2,130,801,542	253,580,365	1,877,221,177
VALIC Ultra	923,811,118	82,335,409	15,946,952	66,388,457
Value	74,748,623	6,224,980	922,990	5,301,990

Note 5 — Other Matters

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of The Variable Annuity Life Insurance Company (“Adviser”), AIG SunAmerica Asset Management Corp. (“AIG SAAMCo”), AIG Global Investment Corp. (“AIGGIC”), Brazos Capital Management, L.P. (“Brazos”) and American General Distributors, Inc. (“AGDI”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC, Brazos and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 27, 2007

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 27, 2007